UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: October 31, 2018

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund

Cornerstone Advisors Global Public Equity Fund

Cornerstone Advisors Income Opportunities Fund

Cornerstone Advisors Public Alternatives Fund

Cornerstone Advisors Real Assets Fund

Cornerstone Advisors Core Plus Bond Fund

Annual Report	October 31, 2018

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2018

TABLE OF CONTENTS
Management’s Discussion and Analysis of Fund Performance (unaudited)	1
Schedules of Investments	9

The Cornerstone Advisors Funds files their complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-888-762-1442; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2018

Management’s Discussion and Analysis of Fund Performance (unaudited)

Cornerstone Advisors Global Public Equity Fund

The Cornerstone Advisors Global Public Equity Fund reached its six-year anniversary on August 30, 2018. Since inception, the fund has grown from $507 million in initial assets to $1.094 billion at fiscal year-end, October 31, 2018. The fund has performed within expectations for the time period given the market environment and is ahead of the MSCI All Country World Index (“ACWI”) (“Fund benchmark”) since inception with an annualized return of +9.37% vs. +9.09%.

Fund performance was -4.75% for the fiscal year ending October 31, 2018, versus the Fund benchmark at -0.52%. While all 3 modules fell during the year, The Global Structured Module was the best performer at -1.55%. The Global Opportunistic Module fell -3.95% while Style Specialists decreased -7.52%.

During the year, there were changes to the sub-advisor roster. LSV Asset Management was hired to manage an International Small-Cap Value sleeve, replacing the Oakmark International Small-Cap mutual fund. Also, Emerging Markets Small-Cap was added as the 6th Style Specialist component. Driehaus Capital Management was hired to manage the Emerging Markets Small-Cap Growth sleeve while LSV Asset Management was hired to manage the Emerging Markets Small-Cap Value sleeve. We expect these changes to enhance the excess return potential and diversification benefits of the Fund.

After extremely low volatility and persistent upward-trending markets in 2017, 2018 witnessed the return of volatility in the equity market, with ACWI experiencing a 12.55% drawdown between January and October although it was flat for the fiscal year. Our approach is designed to provide a broad level of exposure to global equities across varying regions, investment styles and market capitalizations. This results in the Fund participating in the economic growth of multiple regions, currencies, and economic sectors. While the Fund benchmark is a market capitalization weighted index designed to measure the equity market performance of 24 developed and 21 emerging markets, the Fund is agnostic to market capitalization weighting and is not bound to the 45 countries defined by the benchmark. Underweighting U.S. equities, particularly the mega-cap technology companies, was the primary detractor from fund performance for the fiscal year.

We look forward to sharing periodic updates on the Cornerstone Advisors Global Public Equity Fund in the coming year. Thank you for your continued trust and confidence in Cornerstone Advisors.

AVERAGE ANNUAL TOTAL RETURN [1,2]
	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Annualized Inception to Date
Cornerstone Advisors Global Public Equity Fund	-4.75%	6.99%	6.04%	9.37%
MSCI ACWI [3]	-0.52%	7.74%	6.15%	9.09%

Comparison of Change in the Value of a $10,000 Investment in the Cornerstone Advisors Global Public Equity Fund, versus the MSCI ACWI

1	For the year ended October 31, 2018. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 30, 2012.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3

The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 47 country indices comprising 23 developed and 24 emerging market country indices.

This represents the manager’s assessment of the Fund and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Investing in the Fund is subject to the risks of the underlying funds. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values or from social, economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Investments in smaller companies typically exhibit higher volatility. The Fund is non-diversified and entails certain risks, including risk associated with the use of derivatives (options, swap agreements, futures contracts and similar instruments), hedging, and leverage, which can increase volatility and decrease performance.

One year return and annualized inception to date return as of 09/30/2018 are 6.15% and 11.15%, respectively. Gross expense ratio for the Fund from the most recent prospectus is 0.91%. The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more of less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 877-762-1442.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2018

Management’s Discussion and Analysis of Fund Performance (unaudited)

Cornerstone Advisors Income Opportunities Fund

The Cornerstone Advisors Income Opportunities Fund (the “Fund”) reached its six-year anniversary on August 30, 2018. Since inception, the fund has grown from $114 million in initial assets to $211 million at fiscal year-end, October 31, 2018. The fund has performed within expectations for the time period and market conditions. Since inception annualized performance is +3.65%.

Fund performance was +2.96% for the fiscal year. The Convertible Bonds Module was the best performer with a +7.61% return, followed by the Global High Yield Module (+3.68%), Master Limited Partnership Income Module (+0.87%) and Emerging Markets Debt Module (+0.75%).

During the fiscal year Ashmore Emerging Markets Total Return Fund replaced PIMCO Emerging Local Bond Fund within the Emerging Market Debt Module. The Ashmore solution is more flexible with regards to local vs. external debt exposure and corporate credit risk levels.

The fiscal year was the 3rd consecutive year of positive performance for the Fund. Investors continue to look for ways to enhance their income given the low rates available in traditional fixed income markets. This backdrop should continue to make Convertible Bonds, Global High Yield, Emerging Market Debt and Master Limited Partnerships of interest to those looking to supplement income from traditional fixed income assets like government bonds.

We look forward to sharing periodic updates on the Cornerstone Advisors Income Opportunities Fund with you in the coming year. Thank you for your continued confidence in Cornerstone Advisors.

AVERAGE ANNUAL TOTAL RETURN [1,2]
	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Annualized Inception to Date
Cornerstone Advisors Income Opportunities Fund	2.96%	4.61%	1.65%	3.65%
60/40 Hybrid of the following Indices:	-0.98%	5.14%	4.54%	6.09%
MSCI ACWI [3]	-0.52%	7.74%	6.15%	9.09%
Bloomberg Barclays U.S. Aggregate Index [4]	-2.05%	1.04%	1.83%	1.40%

Comparison of Change in the Value of a $10,000 Investment in the Cornerstone Advisors Income Opportunities Fund, versus a 60/40 Hybrid of following indices: the MSCI ACWI and the Bloomberg Barclays U.S. Aggregate Index

1	For the year ended October 31, 2018. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 30, 2012.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3

The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 47 country indices comprising 23 developed and 24 emerging market country indices.

4

The Bloomberg Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities

This represents the manager’s assessment of the Fund and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Investing in the Fund is subject to the risks of the underlying funds. International investments may involve risk of capital loss from unfavorable fluctuation in currency values or from social, economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Investments in smaller companies typically exhibit higher volatility. Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise. High yield bonds involve greater risks of default or downgrade and are more volatile than investment grade securities, due to the speculative nature of their investments. The Fund is non-diversified and entails certain risks, including risk associated with the use of derivatives (options, swap agreements, futures contracts and similar instruments), hedging, and leverage, which can increase volatility and decrease performance. Investments in securities of MLPs involve risk that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP. MLP common units and other equity securities can be affected by economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2018

energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer. MLP investments in the energy industry entail significant risk and volatility. The potential tax benefits from investing in MLPs depend on them being treated as partnerships for federal tax purposes. If the MLP is deemed to be a corporation then its income would be subject to federal taxation at the entity level, reducing the amount of cash available for distribution to the fund which could result in a reduction of the fund’s value.

One year return and annualized inception to date return as of 09/30/2018 are 6.08% and 4.40%, respectively. Gross expense ratio from the most recent prospectus is 0.94%. The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more of less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 877-762-1442.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2018

Management’s Discussion and Analysis of Fund Performance (unaudited)

Cornerstone Advisors Public Alternatives Fund

The Cornerstone Advisors Public Alternatives Fund (the “Fund”) reached its six-year anniversary on August 30, 2018. Since inception, the fund has grown from $293 million in initial assets to $481 million at fiscal year-end, October 31, 2018. The fund is performing within expectations given the environment with annualized performance since inception of +1.57%.

The Fund was down -7.50% for the fiscal year ending October 31, 2018. The Arbitrage Module fell -6.56% while the Global Macro Module decreased -9.12%. 2018 was a challenging environment for liquid alternatives as trend-following and spread strategies suffered from choppy markets and the continued underperformance of Value. However, we are encouraged that long-term performance has held up despite the environment. The Fund has outpaced its blended benchmark of 60% HFRX Absolute Return Index and 40% HFRX Macro/CTA Index by +0.56% since Fund inception.

During the fiscal year no changes were made to the sub-advisors to the fund.

We look forward to sharing periodic updates on the Cornerstone Advisors Public Alternatives Fund with you in the coming year. Thank you for your continued trust and confidence in Cornerstone Advisors.

AVERAGE ANNUAL TOTAL RETURN [1,2]
	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Annualized Inception to Date
Cornerstone Advisors Public Alternatives Fund	-7.50%	-0.98%	1.40%	1.57%
40/60 Hybrid of the following Indices:	-1.29%	3.79%	3.68%	4.55%
MSCI ACWI [3]	-0.52%	7.74%	6.15%	9.09%
Bloomberg Barclays U.S. Aggregate Index [4]	-2.05%	1.04%	1.83%	1.40%

Comparison of Change in the Value of a $10,000 Investment in the Cornerstone Advisors Public Alternatives Fund, versus a 40/60 Hybrid of following indices: the MSCI ACWI and the Bloomberg Barclays U.S. Aggregate Index

1	For the year ended October 31, 2018. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 30, 2012.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3

The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 47 country indices comprising 23 developed and 24 emerging market country indices.

4

The Bloomberg Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

This represents the manager’s assessment of the Fund and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Investing in the Fund is subject to the risks of the underlying funds. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values or from social, economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Investments in smaller companies typically exhibit higher volatility. Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise. High yield bonds involve greater risks of default or downgrade and are more volatile than investment grade securities, due to the speculative nature of their investments. Investing in the commodity futures markets may subject the Fund to greater volatility than investments in traditional securities. With short sales, you risk paying more for a security than you received from its sale. Short sale losses are potentially unlimited. The Fund is non-diversified and entails certain risks, including risk associated with the use of derivatives (options, swap agreements, futures contracts and similar instruments), hedging, arbitrage and leverage, which can increase volatility and decrease performance.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2018

One year return and annualized inception to date return as of 09/30/2018 are -3.55% and 2.01%, respectively. Gross expense ratio from the most recent prospectus is 2.07%. The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more of less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 877-762-1442.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2018

Management’s Discussion and Analysis of Fund Performance (unaudited)

Cornerstone Advisors Real Assets Fund

The Cornerstone Advisors Real Assets Fund (the “Fund”) reached its six-year anniversary on August 30, 2018. Since inception, the fund has grown from $115 million in initial assets to $199 million at fiscal year-end, October 31, 2018. The fund has performed within expectations for the period given unfavorable market conditions for inflation sensitive assets. Since inception annualized performance is -2.05%.

Fund performance was -0.25% for the fiscal year. The Commodities Module was the best performer with a +0.11% return, followed by Treasury Inflation Protected Securities at -0.40% and Master Limited Partnership Total Return Module at -0.57%.

During the fiscal year TCW/MetWest was added as a sub-advisor for a Treasury Inflation Protected Securities (TIPS) mandate. Previously, we gained TIPS exposure via a sub-advisory relationship with BlackRock.

Commodity returns were mixed in Fiscal 2018. Energy rose sharply while Grains, Metals, Softs and Livestock all fell. With the Fed and other central banks slowly raising rates, inflation expectations have remained grounded, while the U.S. Dollar has been increasing but stable. While this environment has proven difficult for sustained rallies in inflation sensitive assets, the Fund is well-positioned to capture any change in expectations that are not already priced in to the markets.

We look forward to sharing periodic updates on the Cornerstone Advisors Real Assets Fund with you in the coming year. Thank you for your continued confidence in Cornerstone Advisors.

AVERAGE ANNUAL TOTAL RETURN [1,2]
	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Annualized Inception to Date
Cornerstone Advisors Real Assets Fund	-0.25%	1.63%	-2.36%	-2.05%
50/50 Hybrid of the following Indices:	-1.13%	4.47%	4.12%	5.32%
MSCI ACWI [3]	-0.52%	7.74%	6.15%	9.09%
Bloomberg Barclays U.S. Aggregate Index [4]	-2.05%	1.04%	1.83%	1.40%

Comparison of Change in the Value of a $10,000 Investment in the Cornerstone Advisors Real Assets Fund, versus a 60/40 Hybrid of following indices: the MSCI ACWI and the Bloomberg Barclays U.S. Aggregate Index

1	For the year ended October 31, 2018. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 30, 2012.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3

The MSCI All Country World Index (ACWI) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 47 country indices comprising 23 developed and 24 emerging market country indices.

4

The Bloomberg Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

This represents the manager’s assessment of the Fund and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Investing in the Fund is subject to the risks of the underlying funds. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values or from social, economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise. High yield bonds involve greater risks of default or downgrade and are more volatile than investment grade securities, due to the speculative nature of their investments. The Fund is non-diversified and entails certain risks, including risk associated with the use of derivatives (options, swap agreements, futures contracts and similar instruments), hedging, and leverage, which can increase volatility and decrease performance. Investments in securities of MLPs involve risk that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP. MLP common units and other equity securities can be affected by economic and other factors affecting the stock market in general, expectations of

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2018

interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer. MLP investments in the energy industry entail significant risk and volatility. Investing in the commodity futures markets may subject the Fund to greater volatility than investments in traditional securities. The value of an inflation protected security tends to decrease when real interest rates increase, and tends to increase when real interest rates decrease. The potential tax benefits from investing in MLPs depend on them being treated as partnerships for federal tax purposes. If the MLP is deemed to be a corporation then its income would be subject to federal taxation at the entity level, reducing the amount of cash available for distribution to the fund which could result in a reduction of the fund’s value.

One year return and annualized inception to date return as of 09/30/2018 are 3.87% and -1.46%, respectively. Gross expense ratio from the most recent prospectus is 0.93%. The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more of less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 877-762-1442.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2018

Management’s Discussion and Analysis of Fund Performance (unaudited)

Cornerstone Advisors Core Plus Bond Fund

The Cornerstone Advisors Core Plus Bond Fund reached its two-year anniversary on August 30, 2018. Since inception, the fund has grown from $378 million in initial assets to $408 million at fiscal year-end, October 31, 2018. The Fund has performed within expectations given market conditions during the period and is ahead of the Bloomberg Barclays U.S. Aggregate Bond Index (“Fund benchmark”) since inception with an annualized return of +0.43% vs. -0.91%.

Fund performance was -1.49% for the fiscal year ending October 31, 2018. This outpaced the Fund benchmark which returned -2.05%. Franklin Templeton Investments was the best performing sub-advisor with a +0.18% return. Loomis, Sayles & Company and Metropolitan West Asset Management also outperformed the Fund benchmark for the fiscal year, while Prime Advisors trailed slightly.

No sub-advisor changes were made during the year.

U.S. and Global interest rate policy remains divergent, with the U.S. Federal Reserve tightening the Federal Funds rate by 1.00% over the past fiscal year. Meanwhile, the European Central Bank and Bank of Japan remain accommodative. While the front end of the U.S. yield curve has responded to these actions (2-Year Treasury Yield rose 1.25% over the fiscal year), the back end of the U.S. yield curve has experienced a more muted rise (30-Year Treasury Yield rose 0.69% over the fiscal year).

We are very pleased with the performance of this relatively new fund and look forward to providing you with additional information as time passes. Thank you for your continued trust and confidence in Cornerstone Advisors.

AVERAGE ANNUAL TOTAL RETURN [1,2]
	One Year Return	Annualized Inception to Date
Cornerstone Advisors Core Plus Bond Fund	-1.49%	0.43%
Bloomberg Barclays U.S. Aggregate Index [3]	-2.05%	-0.91%

Comparison of Change in the Value of a $10,000 Investment in the Cornerstone Core Plus Bond Fund, versus the Bloomberg Barclays US Aggregate Index, and the FTSE WGBI

1	For the period ended October 31, 2018. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 30, 2016.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3

The Bloomberg Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

This represents the manager’s assessment of the Fund and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Investing in the Fund is subject to the risks of the underlying funds. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values or from social, economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Investments in smaller companies typically exhibit higher volatility. The Fund is non-diversified and entails certain risks, including risk associated with the use of derivatives (options, swap agreements, futures contracts and similar instruments), hedging, and leverage, which can increase volatility and decrease performance.

One year return and annualized inception to date return as of 09/30/2018 are -1.38% and 0.60%, respectively. Gross expense ratio for the Fund from the most recent prospectus is 0.52%. The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more of less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 877-762-1442.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2018

Sector Weightings (unaudited) †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.6%
	Shares	Value
ARGENTINA — 0.0%
Ternium ADR	13,966	$444,677

AUSTRALIA — 1.7%
Adelaide Brighton	18,475	74,181
AGL Energy	37,851	482,475
Altium	9,693	150,118
Amcor	35,511	334,457
AMP	29,564	51,711
Aristocrat Leisure	19,431	364,642
ASX	1,069	44,792
Atlas Arteria	18,280	88,414
Aurizon Holdings	28,258	84,046
AusNet Services	179,425	217,272
Bapcor	117,867	570,083
Beach Energy	208,561	259,939
Bendigo & Adelaide Bank	11,830	85,701
Blackmores	1,621	139,322
Brambles	28,532	214,576
BWP Trust ‡	27,028	66,224
Caltex Australia	9,340	186,915
carsales.com	17,182	148,443
CIMIC Group	2,045	68,484
Class	24,221	31,474
Cleanaway Waste Management	105,495	134,471
Coca-Cola Amatil	18,534	130,067
Cochlear	895	112,549
Commonwealth Bank of Australia	6,015	294,887
CSL	8,623	1,147,999
CYBG	18,923	65,394
Dexus ‡	17,287	124,866
Domain Holdings Australia	30,884	54,239
Domino’s Pizza Enterprises	54,163	2,071,582
DuluxGroup	22,574	118,295

COMMON STOCK — continued
	Shares	Value
AUSTRALIA (continued)
EVENT Hospitality and Entertainment	5,176	$49,189
G8 Education	18,340	26,624
Goodman Group ‡	26,578	195,364
GPT Group ‡	32,364	118,260
GrainCorp, Cl A	14,270	83,268
GUD Holdings	7,871	68,781
GWA Group	37,333	72,703
Hansen Technologies	24,702	60,525
Harvey Norman Holdings	77,182	174,354
Inghams Group	231,700	639,906
Insurance Australia Group	13,842	66,947
Integral Diagnostics	86,400	165,197
Integrated Research	20,806	31,236
Investa Office Fund ‡	37,124	145,906
InvoCare	4,200	36,077
JB Hi-Fi	4,199	68,391
Link Administration Holdings	27,468	145,886
Medibank Pvt	44,633	88,183
Metcash	155,864	303,532
Mineral Resources	136,507	1,377,511
Mirvac Group ‡	70,791	108,784
Money3	103,000	118,891
National Australia Bank	6,533	116,630
Navitas	18,894	67,836
New Hope	81,900	191,972
Newcrest Mining	4,891	71,384
NEXTDC *	72,224	300,224
Nine Entertainment Holdings	216,200	258,742
Oil Search	46,095	253,630
Orora	59,340	141,193
Premier Investments	6,039	70,220
Qantas Airways	26,984	104,525
REA Group	2,228	112,999
Rio Tinto	2,512	135,906
Sandfire Resources NL	41,000	193,077
Santos	68,433	321,780
Scentre Group ‡	86,227	243,025
Southern Cross Media Group	57,479	46,402
Spark Infrastructure Group	126,681	206,331
SpeedCast International	41,335	105,377
Star Entertainment Grp	29,336	98,470
Stockland ‡	54,409	139,092
Suncorp Group	11,916	118,221
Super Retail Group	9,154	46,803
Sydney Airport	27,357	124,761
Tabcorp Holdings	56,186	183,821

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
AUSTRALIA (continued)
Technology One	22,739	$87,598
Telstra	196,133	427,786
Transurban Group	36,733	294,982
Treasury Wine Estates	6,182	66,192
Vicinity Centres ‡	75,569	141,813
Vita Group	98,800	72,414
Washington H Soul Pattinson	12,379	253,168
Wesfarmers	19,107	630,798
Westpac Banking	14,654	278,629
Woodside Petroleum	19,221	474,356
Xero *	4,322	121,752

		18,565,042

AUSTRIA — 0.4%
ams	59,484	2,314,038
BUWOG	1,109	37,683
Erste Group Bank	4,894	199,554
FACC	7,478	131,961
Immobilien Anlagen	4,780	155,599
Lenzing	395	35,859
Oesterreichische Post	4,381	178,041
OMV	3,324	184,970
S IMMO	4,053	69,318
Telekom Austria, Cl A	8,670	64,419
Verbund	7,928	319,674
Vienna Insurance Group Wiener Versicherung Gruppe	5,000	133,086
Wienerberger	5,642	129,852

		3,954,054

BELGIUM — 0.3%
Aedifica ‡	1,601	134,008
Anheuser-Busch InBev	5,097	376,059
Barco	1,594	181,627
Bekaert	1,905	41,126
bpost	10,506	159,573
Cofinimmo * ‡	1,499	179,461
Colruyt	1,085	63,068
D’ieteren	1,677	66,367
Econocom Group	9,190	28,770
Elia System Operator	1,619	101,223
Euronav	6,701	62,426
Groupe Bruxelles Lambert	4,211	391,963
Kinepolis Group	1,229	66,051
Orange Belgium	1,973	35,442
Proximus SADP	9,802	250,354
Retail Estates ‡	759	60,607
Telenet Group Holding	3,256	158,137

COMMON STOCK — continued
	Shares	Value
BELGIUM (continued)
UCB	5,162	$433,709
Umicore	6,376	300,352

		3,090,323

BERMUDA — 0.3%
Signet Jewelers	2,000	112,100
Teekay LNG Partners LP (A)	212,449	3,018,900

		3,131,000

BRAZIL — 1.4%
Alupar Investimento	19,700	92,637
Ambev ADR	53,949	233,599
Arezzo Industria e Comercio	1,800	22,810
Atacadao Distribuicao Comercio e Industria Ltda	15,200	61,960
B3 - Brasil Bolsa Balcao	42,109	301,999
Banco BTG Pactual	28,100	149,278
Banco do Brasil	32,400	371,318
Cia Siderurgica Nacional	27,700	70,860
Cielo	46,221	164,317
Cosan	25,922	223,243
Cosan, Cl A	27,700	231,295
CSU Cardsystem	73,800	147,144
Cyrela Brazil Realty Empreendimentos e Participacoes	174,892	682,838
Duratex	56,200	172,911
EcoRodovias Infraestrutura e Logistica	58,000	146,500
EDP - Energias do Brasil	11,900	44,671
Energisa	21,800	201,862
Engie Brasil Energia	6,700	71,654
Equatorial Energia	9,900	179,911
Estacio Participacoes	46,900	291,747
Fibria Celulose	3,237	62,244
Fleury	59,603	334,571
Gerdau ADR (B)	112,000	487,200
Grendene	27,600	54,288
Iguatemi Empresa de Shopping Centers	10,300	106,750
Industrias Romi	43,400	90,264
Instituto Hermes Pardini	14,000	56,880
IRB Brasil Resseguros S	9,400	181,104
Itau Unibanco Holding ADR	62,729	826,141
JBS	45,400	124,800
Klabin	12,500	62,811
Linx	25,900	175,381
Localiza Rent a Car	58,800	451,882
Lojas Renner	100,303	1,015,563
Magazine Luiza	11,200	506,836

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
BRAZIL (continued)
MRV Engenharia e Participacoes	61,000	$207,513
Multiplan Empreendimentos Imobiliarios	42,300	261,768
Multiplus	4,000	26,935
Odontoprev	46,200	163,869
Petrobras Distribuidora	15,000	96,372
Petroleo Brasileiro ADR	34,909	567,271
Porto Seguro	10,000	146,097
QGEP Participacoes	57,300	185,534
Qualicorp Consultoria e Corretora de Seguros	38,100	146,810
Raia Drogasil	8,000	135,279
Rumo *	206,798	922,436
Sao Martinho	97,400	503,816
SLC Agricola	15,500	235,530
Smiles Fidelidade	4,200	42,299
Sul America	34,700	230,774
Suzano Papel e Celulose	20,648	208,616
T4F Entretenimento	25,700	49,515
TIM Participacoes ADR	28,754	444,824
Transmissora Alianca de Energia Eletrica	78,279	472,009
Tupy	5,900	27,776
Ultrapar Participacoes	4,100	48,475
Vale	28,107	425,211
Vale ADR, Cl B	47,151	711,980
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao	13,900	56,362
WEG	30,790	149,007

		14,865,347

CANADA — 2.7%
Agellan Commercial Real Estate Investment Trust ‡	15,800	154,705
Agnico Eagle Mines	1,814	64,075
Air Canada, Cl B *	10,500	199,240
Algonquin Power & Utilities	15,600	155,710
Allied Properties ‡	3,039	97,649
Aritzia *	25,291	372,127
Atco, Cl I	12,000	349,850
ATS Automation Tooling Systems *	36,094	530,806
Aurora Cannabis *	22,700	154,156
Bank of Montreal	2,400	179,446
Bank of Nova Scotia	15,200	815,739
Barrick Gold	14,335	179,562
BCE	25,353	981,226
Boralex	4,900	63,276

COMMON STOCK — continued
	Shares	Value
CANADA (continued)
CAE	36,407	$642,159
Canadian Apartment Properties ‡	4,600	163,566
Canadian Imperial Bank of Commerce	3,500	302,237
Canadian National Railway	7,487	640,045
Canadian Pacific Railway	5,000	1,025,371
Canadian Tire, Cl A	1,200	135,036
Canopy Growth *	9,700	356,847
Cargojet	2,948	179,372
CCL Industries, Cl B	7,790	327,707
Celestica *	64,200	666,164
CES Energy Solutions	43,977	116,586
CGI Group, Cl A *	1,100	67,933
Chartwell Retirement Residences	9,400	100,894
Choice Properties Real Estate Investment Trust ‡	16,277	147,630
Chorus Aviation	31,400	164,818
CI Financial	14,567	215,443
Cineplex	3,500	96,483
Cogeco	3,600	169,000
Cogeco Communications	1,155	56,634
Cominar Real Estate Investment Trust ‡	6,400	53,137
Constellation Software	1,593	1,096,338
Descartes Systems Group *	8,100	247,839
Dollarama	5,700	157,649
Domtar	14,400	666,864
Emera	9,800	302,386
Empire	6,600	120,073
Enbridge	23,258	723,556
Extendicare	7,542	42,166
Fairfax Financial Holdings	200	97,186
First Capital Realty	7,900	117,859
Fortis	15,500	512,173
Franco-Nevada	1,900	118,666
Genworth MI Canada	8,800	288,844
George Weston	1,481	107,718
Gildan Activewear	4,089	122,224
Goldcorp	4,100	37,031
Gran Tierra Energy *	40,367	123,119
H&R Real Estate Investment Trust ‡	7,500	113,430
Hardwoods Distribution	8,800	82,154
Hydro One	14,500	210,927
Kelt Exploration *	32,951	152,184
Kinaxis *	8,235	555,985
Kinross Gold *	26,437	68,681
Kirkland Lake Gold	21,305	418,024
Laurentian Bank of Canada	2,226	70,274

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
CANADA (continued)
Loblaw	22,049	$1,102,743
Lululemon Athletica *	9,291	1,307,522
Maple Leaf Foods	4,400	100,069
MCAN Mortgage	8,600	88,257
Methanex	6,804	440,610
Metro, Cl A	7,772	243,884
Morneau Shepell	12,459	258,180
Norbord	8,200	209,103
North West	5,500	119,906
Nutrien	3,800	201,164
Open Text	24,842	838,603
Parkland Fuel	35,370	1,187,822
Pason Systems	7,833	118,228
Pembina Pipeline	10,200	329,915
Quebecor, Cl B	10,800	211,824
Restaurant Brands International	3,700	202,700
RioCan ‡	7,500	136,731
Ritchie Bros Auctioneers	1,600	53,817
Royal Bank of Canada	4,800	349,741
Saputo	6,300	191,950
Shaw Communications, Cl B	8,255	153,694
Sienna Senior Living	3,959	49,922
SmartCentres Real Estate Investment Trust ‡	4,200	95,967
SNC-Lavalin Group	3,112	111,105
Stantec	2,200	57,254
Suncor Energy	2,743	92,013
Taseko Mines *	49,000	33,499
Teck Resources, Cl B	16,300	336,908
TFI International	20,371	677,924
Thomson Reuters	4,800	223,401
Toromont Industries	2,200	103,579
Toronto-Dominion Bank	37,105	2,058,398
TransCanada	5,172	195,023
Waste Connections	3,510	268,333
West Fraser Timber	9,200	462,219
Westport Fuel Systems *	69,079	162,336
Wheaton Precious Metals	6,569	107,982
Yamana Gold	22,435	50,956

		29,411,261

CHILE — 0.2%
Aguas Andinas, Cl A	68,999	35,888
AntarChile	8,852	132,016
Antofagasta	5,378	53,948
Banco de Chile	511,509	70,854
Banco de Credito e Inversiones	1,215	76,391

COMMON STOCK — continued
	Shares	Value
CHILE (continued)
CAP	26,477	$257,658
Cencosud	32,334	67,302
Empresa Nacional de Telecomunicaciones	5,957	43,284
Empresas CMPC	52,670	180,310
Empresas COPEC	14,473	202,866
Enel Americas	483,080	76,133
Enel Chile	4,373,362	380,656
Engie Energia Chile	21,848	36,344
Multiexport Foods	38,222	19,825
Parque Arauco	28,360	64,335
Quinenco	20,604	53,792
SACI Falabella	23,153	174,648
Sigdo Koppers	12,357	19,121
Sociedad Matriz del Banco de Chile, Cl B	109,797	48,216
SONDA	49,466	70,467
Vina Concha y Toro	30,868	58,125

		2,122,179

CHINA — 3.7%
51job ADR *	2,743	168,448
58.com ADR *	3,342	219,202
Agile Group Holdings	120,000	136,803
Agricultural Bank of China, Cl H	1,252,000	549,210
Air China, Cl H	38,000	30,577
Alibaba Group Holding ADR *	27,713	3,943,006
Aluminum Corp of China, Cl H *	214,000	77,501
Angang Steel, Cl H	330,000	280,683
Anhui Conch Cement, Cl H	197,539	1,020,196
Anton Oilfield Services Group *	2,688,000	380,477
Autohome	5,288	382,745
Baidu ADR *	13,557	2,576,643
Bank of China, Cl H	2,212,000	942,123
Bank of Communications, Cl H	355,000	266,184
Baoye Group, Cl H	32,000	17,098
Baozun ADR *	6,472	257,650
BYD, Cl H	155,360	1,006,419
BYD Electronic International	133,500	156,449
Central China Real Estate	17,000	6,200
China Communications Services, Cl H	1,186,000	958,848
China Construction Bank, Cl H	2,208,865	1,752,006
China Datang Renewable Power, Cl H	136,000	16,649
China Medical System Holdings	66,000	78,524
China Mobile	208,000	1,944,210
China Petroleum & Chemical, Cl H	201,055	163,060
China Petroleum & Chemical ADR	9,200	742,072

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
CHINA (continued)
China Railway Group, Cl H	1,086,000	$969,402
China Resources Beer Holdings	38,000	132,046
China Shenhua Energy, Cl H	102,916	233,078
China Southern Airlines, Cl H	68,000	36,766
China Telecom, Cl H	504,000	237,798
China Unicom Hong Kong	6,000	6,228
China United Network Communications, Cl A	431,800	335,578
Chongqing Rural Commercial Bank, Cl H	962,000	529,950
CNOOC	669,504	1,149,143
COSCO SHIPPING Development, Cl H *	274,000	27,952
Country Garden Holdings	252,000	269,612
CRRC	100,000	87,733
Ctrip.com International ADR *	27,860	927,181
Datang International Power Generation, Cl H	214,000	47,756
Dongfeng Motor Group, Cl H	70,000	68,911
Fangda Carbon New Material, Cl A	15,100	42,892
Foshan Haitian Flavouring & Food, Cl A	17,808	164,876
Golden Eagle Retail Group	49,000	50,737
Gree Electric Appliances of Zhuhai, Cl A *	51,900	283,236
Guangdong Electric Power Development, Cl B	96,271	31,673
Hengan International Group	20,000	158,379
Hopefluent Group Holdings	212,000	70,289
Huadian Power International, Cl H	60,000	22,724
Huaneng Power International, Cl H	100,000	55,726
Huazhu Group ADR	10,557	276,171
Hunan Valin Steel, Cl A *	135,500	152,906
Industrial & Commercial Bank of China, Cl H	2,086,562	1,410,208
Inner Mongolia Yitai Coal, Cl B	75,600	89,813
Jiangxi Copper, Cl H	65,000	71,615
KWG Group Holdings	87,500	66,836
Leju Holdings ADR *	4,100	6,519
Li Ning *	764,249	715,331
Luxshare Precision Industry, Cl A	72,083	171,575
Maanshan Iron & Steel, Cl H	848,000	454,173
Momo ADR *	9,360	314,215
New Oriental Education & Technology Group ADR *	6,942	406,176
Noah Holdings ADR *	3,117	117,542
PetroChina, Cl H	1,150,000	841,755
Ping An Bank, Cl A	22,985	35,957
Ping An Insurance Group of China, Cl H	88,860	836,821

COMMON STOCK — continued
	Shares	Value
CHINA (continued)
Powerlong Real Estate Holdings	842,000	$287,755
Sany Heavy Industry, Cl A	192,400	217,116
Shandong Weigao Group Medical Polymer, Cl H	124,000	110,845
Shenzhou International Group Holdings	25,672	283,500
Sihuan Pharmaceutical Holdings Group	840,000	170,315
Sino-Ocean Group Holding	167,000	65,378
Sinopec Shanghai Petrochemical, Cl H	560,000	245,653
Sinopharm Group, Cl H	152,426	734,728
Sinotrans, Cl H	592,000	206,092
Sinotruk Hong Kong	314,000	450,862
SOHO China	98,000	33,242
Stella International Holdings	76,000	76,078
TAL Education Group ADR *	55,813	1,617,461
Tencent Holdings	124,540	4,240,295
Tingyi Cayman Islands Holding	106,000	156,798
Uni-President China Holdings	78,000	75,693
Want Want China Holdings	206,000	147,106
Xtep International Holdings	350,500	192,191
Yangzijiang Shipbuilding Holdings	569,000	509,374
Zhaojin Mining Industry	109,500	96,626
Zhejiang Expressway, Cl H	362,000	303,284
Zhejiang Supor, Cl A	19,209	133,916
Zijin Mining Group, Cl H	354,000	131,363
ZTO Express Cayman ADR	4,100	66,502

		40,532,435

COLOMBIA — 0.0%
Avianca Holdings ADR	1,012	5,070
Ecopetrol ADR	18,874	439,009

		444,079

DENMARK — 0.8%
Carlsberg, Cl B	2,926	322,767
Chr Hansen Holding	1,940	196,094
Coloplast, Cl B	877	81,883
Columbus	39,553	93,915
Danske Bank	11,622	222,933
Dfds *	5,414	231,785
DSV	1,462	117,548
FLSmidth	5,592	293,654
Genmab *	17,240	2,361,866
GN Store Nord	4,150	176,222
ISS	2,774	91,219
Matas	3,802	36,710
Novo Nordisk, Cl B	7,100	307,093
Novo Nordisk ADR	48,647	2,100,577

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
DENMARK (continued)
Novozymes, Cl B	5,052	$249,651
Orsted	9,463	601,234
Pandora	4,454	278,658
Rockwool International, Cl B	175	59,831
Royal Unibrew	4,262	302,686
Sydbank	5,800	134,106
Topdanmark	1,861	88,715
Vestas Wind Systems	2,119	132,894
William Demant Holding *	2,045	67,309

		8,549,350

EGYPT — 0.1%
Al Baraka Bank Egypt	22,025	17,207
Alexandria Mineral Oils	210,900	82,265
Commercial International Bank Egypt SAE	35,317	158,237
Egyptian International Pharmaceuticals EIPICO	12,000	73,661
ElSewedy Electric	134,000	113,436
Faisal Islamic Bank of Egypt	23,407	18,535
Sidi Kerir Petrochemicals	74,100	91,384

		554,725

FINLAND — 0.3%
Amer Sports	4,390	163,241
Citycon	45,616	88,712
Elisa	4,423	176,090
Fortum	15,044	316,849
Huhtamaki	1,763	49,502
Kesko, Cl B	5,084	297,247
Kone, Cl B	11,268	549,049
Neste	6,234	513,751
Nokia	27,795	157,409
Nokian Renkaat	2,000	63,609
Orion, Cl B	6,075	209,177
Sampo, Cl A	11,130	512,573
UPM-Kymmene	14,070	452,750

		3,549,959

FRANCE — 2.4%
Air France-KLM *	15,100	146,401
Air Liquide	9,873	1,196,538
Airbus	24,869	2,752,268
Alten	2,681	258,568
Altran Technologies	3,831	38,054
Amundi (C)	626	37,281
Atos	5,489	471,130
AXA	47,097	1,181,039

COMMON STOCK — continued
	Shares	Value
FRANCE (continued)
BNP Paribas	26,212	$1,369,547
CGG *	131,112	318,688
Cie des Alpes	3,900	119,267
CNP Assurances	3,431	76,556
Coface	20,025	200,502
Danone	6,418	454,913
Dassault Systemes	4,882	612,953
Derichebourg	22,200	107,116
Eiffage	2,788	272,898
Electricite de France	66,287	1,102,168
Engie	34,711	462,937
EssilorLuxottica	1,519	207,749
Eurazeo	843	61,634
Gecina ‡	1,587	233,137
Hermes International	4,803	2,747,245
ICADE ‡	1,696	143,880
Iliad	850	98,441
Ingenico Group	1,419	100,676
JCDecaux	9,723	320,029
Kaufman & Broad	4,600	188,920
Kering	362	161,383
Korian	2,735	107,927
L’Oreal	2,931	660,304
LVMH Moet Hennessy Louis Vuitton	1,840	560,197
Maisons du Monde (C)	4,733	118,688
Mercialys ‡	3,927	57,600
Nexity	2,412	115,616
Orange	58,498	915,677
Orpea	1,280	157,809
Peugeot	43,516	1,036,529
Prodware	8,000	88,346
Renault	1,482	110,904
Rubis SCA	3,352	173,506
Safran	7,268	938,866
Sanofi	9,284	829,039
SCOR	1,455	67,354
Sodexo	1,173	119,733
Suez	7,591	109,924
Teleperformance	3,659	603,416
TOTAL	20,595	1,212,061
Trigano	2,578	262,066
Ubisoft Entertainment *	19,405	1,747,327
Veolia Environnement	13,239	264,213
Vinci	3,088	275,891
Vivendi	9,803	236,945

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
FRANCE (continued)
Wendel	411	$53,348

		26,265,204

GERMANY — 2.7%
1&1 Drillisch	698	31,181
Aareal Bank	2,400	89,461
adidas	2,514	592,273
ADO Properties (C)	5,902	348,616
Allianz	7,136	1,490,745
alstria office ‡	10,832	156,059
AURELIUS Equity Opportunities & KGaA	1,026	47,809
BASF	8,220	633,382
Bayer	19,381	1,487,891
Bechtle	1,364	121,277
Befesa (C)	4,764	211,790
Beiersdorf	844	87,374
Brenntag	7,863	411,189
CANCOM	2,930	119,737
Carl Zeiss Meditec AG	5,917	485,549
CENTROTEC Sustainable	10,100	142,539
Continental	397	65,628
Corestate Capital Holding	7,197	310,577
Covestro	9,908	641,014
CropEnergies	15,300	68,191
Daimler	81,967	4,861,072
Deutsche Boerse	1,252	158,611
Deutsche Lufthansa	16,382	329,536
Deutsche Pfandbriefbank (C)	4,166	55,444
Deutsche Telekom	68,942	1,131,867
Deutsche Wohnen	10,580	484,608
E.ON	70,759	685,718
Eckert & Ziegler	1,600	88,799
Encavis	11,469	77,682
Evonik Industries	1,927	59,803
Fraport Frankfurt Airport Services Worldwide	768	59,412
Freenet	3,906	87,995
Fresenius & KGaA	5,681	362,136
Fresenius Medical Care & KGaA	1,085	85,189
GEA Group	1,760	53,544
Grand City Properties	5,924	143,455
GRENKE	606	58,205
Hannover Rueck	506	68,258
Henkel & KGaA	3,765	369,297
Innogy	4,942	218,304
KION Group	1,170	68,513

COMMON STOCK — continued
	Shares	Value
GERMANY (continued)
Kloeckner	24,500	$206,458
Krones	462	41,365
KWS Saat	302	102,618
LEG Immobilien	2,322	254,216
Leoni	4,600	168,184
Merk	794	85,094
MTU Aero Engines	3,517	748,103
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	1,159	249,354
ProSiebenSat.1 Media	1,152	26,644
Puma	1,320	678,771
QIAGEN *	9,346	339,483
S&T	2,294	57,110
SAP	8,117	870,273
Scout24 (C)	8,205	340,694
Siemens	4,729	544,840
Siltronic	979	89,906
Software	2,194	98,382
Symrise	1,082	90,885
TAG Immobilien	17,372	397,068
Talanx	1,630	58,377
Telefonica Deutschland Holding	8,989	34,973
TLG Immobilien	6,595	167,622
TUI	2,748	45,627
Uniper	5,978	172,727
Volkswagen	594	98,093
Wirecard	34,305	6,426,675
Wuestenrot & Wuerttembergische	8,100	164,039

		29,607,311

GREECE — 0.1%
Aegean Airlines	9,900	74,904
Danaos *	6,407	6,663
FF Group *	6,400	34,795
Motor Oil Hellas Corinth Refineries	17,400	411,898
Mytilineos Holdings	12,800	113,228

		641,488

HONG KONG — 2.5%
3SBio (C)	169,000	245,248
AAC Technologies Holdings	18,500	140,721
AIA Group	117,710	890,861
Alibaba Pictures Group *	100,000	13,772
ANTA Sports Products	25,000	102,653
ASM Pacific Technology	11,900	102,733
Beijing Capital International Airport, Cl H	144,000	155,900

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
HONG KONG (continued)
Beijing Chunlizhengda Medical Instruments, Cl H *	7,200	$21,852
Beijing Enterprises Holdings	9,000	48,661
Beijing Jingneng Clean Energy, Cl H	562,000	105,349
Beijing Tong Ren Tang Chinese Medicine	43,000	72,380
BOC Aviation (C)	10,700	76,478
Brightoil Petroleum Holdings (E) (F) *	139,000	—
Cafe de Coral Holdings	16,000	34,685
China Conch Venture Holdings	157,500	441,854
China Dongxiang Group	755,000	116,495
China Everbright	124,000	219,160
China Everbright International	54,814	43,687
China Evergrande Group	177,000	422,076
China Gas Holdings	82,000	259,323
China Hongqiao Group	74,000	49,541
China Huishan Dairy Holdings *	166,000	—
China Lilang	63,000	51,898
China Minsheng Banking, Cl H	13,680	10,083
China Molybdenum, Cl H	120,000	44,530
China Oriental Group	346,000	273,554
China Power International Development	272,000	53,762
China Resources Cement Holdings	494,000	435,292
China Resources Gas Group	61,799	236,417
China Resources Medical Holdings	53,500	36,772
China Resources Power Holdings	70,000	123,005
China Sanjiang Fine Chemicals	312,000	71,217
China SCE Group Holdings	688,000	234,248
China State Construction International Holdings	38,000	27,088
China Suntien Green Energy, Cl H	608,000	155,063
China Vanke, Cl H	20,600	63,440
China Water Affairs Group	184,000	165,887
China XLX Fertiliser	349,000	126,392
China Youzan *	896,000	62,842
China Zhongwang Holdings	554,000	245,847
Chinasoft International	416,000	244,021
CIMC Enric Holdings	481,822	369,878
CITIC	249,000	373,407
CK Asset Holdings	18,500	120,079
CK Infrastructure Holdings	20,000	146,137
CLP Holdings	44,500	498,798
COSCO SHIPPING Ports	56,000	57,129
Country Garden Services Holdings *	178,953	230,938
CSPC Pharmaceutical Group	265,655	560,311

COMMON STOCK — continued
	Shares	Value
HONG KONG (continued)
CT Environmental Group	250,000	$11,317
Dali Foods Group (C)	58,500	41,775
Dawnrays Pharmaceutical Holdings	502,000	115,226
Evergrande Health Industry Group *	55,000	75,606
Far East Horizon	381,000	369,245
Fortune Real Estate Investment Trust ‡	45,000	49,235
Fu Shou Yuan International Group	362,000	277,434
Fullshare Holdings	117,500	45,700
Galaxy Entertainment Group	297,370	1,607,826
Geely Automobile Holdings	60,000	114,767
GOME Retail Holdings	371,000	36,902
Greentown Service Group	200,410	132,381
Guangdong Investment	72,000	128,539
Guangnan Holdings	268,000	30,758
Guangzhou Automobile Group, Cl H	100,800	101,932
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	22,000	80,095
Guangzhou R&F Properties	40,000	62,740
Haier Electronics Group	33,000	68,929
Haitian International Holdings	29,000	56,580
Hang Lung Group	13,000	31,961
Hang Seng Bank	21,700	508,052
HC Group	99,000	64,258
Health & Happiness H&H International Holdings *	7,500	42,655
Henderson Land Development	15,917	74,085
HK Electric Investments & HK Electric Investments	111,500	106,069
HKBN	92,000	137,966
HKT Trust & HKT	188,000	258,915
Holly Futures, Cl H	37,000	4,907
Hong Kong & China Gas	212,190	404,793
Hong Kong Exchanges & Clearing	10,500	278,502
Hongkong Land Holdings	12,600	74,592
Hopewell Holdings	60,000	185,158
Hua Han Health Industry Holdings (E) (F) *	564,000	—
Hua Hong Semiconductor (C)	166,000	288,734
Huaneng Renewables, Cl H	396,000	101,500
Hysan Development	19,000	89,040
IGG	81,000	85,318
Jardine Matheson Holdings	4,700	271,237
Jardine Strategic Holdings	2,300	77,050
Jiangsu Expressway, Cl H	44,000	59,026
Johnson Electric Holdings	12,500	27,991

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
HONG KONG (continued)
Kerry Properties	18,500	$58,152
Kingboard Holdings	41,500	111,133
Kingboard Laminates Holdings	124,000	94,874
Kingdee International Software Group	308,992	252,176
Kunlun Energy	126,000	143,000
Lee & Man Paper Manufacturing	365,000	312,314
Lenovo Group	172,000	109,447
Li & Fung	138,000	27,276
Link ‡	20,000	177,252
LK Technology Holdings	750,000	71,730
Longfor Group Holdings	39,500	95,905
Lonking Holdings	367,000	82,367
Luye Pharma Group (C)	40,000	30,860
Luzheng Futures, Cl H	136,000	18,557
Man Wah Holdings	100,000	46,034
Meituan Dianping, Cl B *	29,941	193,575
MGM China Holdings	573,295	810,016
Microport Scientific	105,000	125,326
MTR	53,500	259,247
NagaCorp	689,674	629,699
New World Development	1,529,325	1,938,483
Nine Dragons Paper Holdings	662,000	631,445
NWS Holdings	27,000	53,436
Overseas Chinese Town Asia Holdings	98,000	27,868
PW Medtech Group *	175,000	29,234
Red Star Macalline Group, Cl H (C)	32,972	29,096
Sands China	97,291	383,360
Shanghai Haohai Biological Technology, Cl H (C)	13,800	72,150
Shanghai Industrial Holdings	23,000	48,335
Shanghai Prime Machinery, Cl H	492,000	69,013
Shangri-La Asia	58,000	79,139
Shenzhen International Holdings	40,780	78,004
Shui On Land	453,000	91,271
Shun Tak Holdings	114,000	36,343
Sino Biopharmaceutical	315,000	282,385
Sino Land	32,000	50,192
Sinopec Kantons Holdings	86,000	34,984
SJM Holdings	104,000	83,949
Springland International Holdings	718,000	147,410
SSY Group	261,400	219,668
Sunny Optical Technology Group	17,100	148,279
Superb Summit International Group * (E) (F)	75,000	—
Swire Pacific, Cl A	4,000	41,495
Swire Properties	17,800	60,718

COMMON STOCK — continued
	Shares	Value
HONG KONG (continued)
Techtronic Industries	66,871	$312,954
Television Broadcasts	15,400	32,481
Tianjin Capital Environmental Protection Group, Cl H	252,000	92,548
Tianyun International Holdings	1,696,000	255,202
Tibet Water Resources *	142,000	40,018
Time Watch Investments	140,000	19,817
Tong Ren Tang Technologies, Cl H	38,000	54,369
Tonly Electronics Holdings	800	503
Town Health International Medical Group *	1,086,000	47,778
TPV Technology	298,000	24,320
Vinda International Holdings	34,000	48,473
Vitasoy International Holdings	90,000	286,345
VTech Holdings	9,000	105,586
Weichai Power, Cl H	188,000	185,796
West China Cement	2,030,000	300,282
WH Group	1,079,000	755,387
Wharf Real Estate Investment	13,000	80,484
Wisdom Education International Holdings	284,000	127,116
Wuxi Biologics Cayman * (C)	43,000	306,244
Yihai International Holding	112,961	248,049
Yue Yuen Industrial Holdings	19,000	51,971
Yuexiu Property	346,000	54,711
Yuzhou Properties	375,000	133,895
Zhongsheng Group Holdings	112,000	204,235

		27,214,021

HUNGARY — 0.1%
Magyar Telekom Telecommunications	180,500	246,207
OTP Bank	10,005	359,502
Richter Gedeon Nyrt	9,100	169,206

		774,915

INDIA — 2.3%
Aarti Industries	11,617	203,959
ACC	863	16,045
Aditya Birla Capital *	34,949	49,414
Amara Raja Batteries	3,708	37,346
Ambuja Cements	16,467	43,904
Apollo Hospitals Enterprise	10,650	164,341
Ashok Leyland	38,492	59,707
Asian Paints	3,335	55,492
Aurobindo Pharma	21,700	232,289
Axis Bank	12,909	101,673
Bajaj Auto	1,435	50,334

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
INDIA (continued)
Bajaj Finserv	1,143	$83,542
Bandhan Bank (C)	68,932	363,793
Bharat Financial Inclusion *	19,672	233,672
Bharat Heavy Electricals	69,590	64,701
Bharat Petroleum	11,539	42,929
Bharti Airtel	76,515	302,511
Bharti Infratel	62,949	229,211
Biocon	20,098	179,114
Bosch	210	56,079
Britannia Industries	5,026	383,626
Cadila Healthcare	9,430	45,916
Castrol India	21,750	43,738
Chennai Petroleum	33,000	114,292
Cipla	17,533	149,201
Coal India	13,290	47,835
Colgate-Palmolive India	13,126	198,368
Container of India	9,904	84,883
Cummins India	4,414	44,582
Dabur India	64,341	334,779
Datamatics Global Services	66,800	104,069
Divi’s Laboratories	3,200	64,242
Eicher Motors	215	63,573
Endurance Technologies (C)	15,694	256,756
Eris Lifesciences * (C)	14,386	132,382
Firstsource Solutions	187,500	154,929
Future Consumer *	245,676	141,369
Ganesh Housing	48,700	42,414
GHCL	71,600	220,334
GlaxoSmithKline Consumer Healthcare	677	64,107
Godrej Properties *	5,850	47,404
Grasim Industries	4,036	45,496
Gujarat Industries Power	84,000	81,734
Gujarat Mineral Development	52,800	61,515
Gujarat State Petronet	23,750	57,492
Havells India	12,289	107,326
HCL Technologies	13,381	191,020
HDFC Bank ADR	24,438	2,172,783
Hero MotoCorp	1,088	40,644
Hinduja Global Solutions	14,013	124,505
Hindustan Unilever	12,631	277,013
Housing Development & Infrastructure *	64,905	17,687
Housing Development Finance	7,127	170,525
HT Media	98,300	52,576
ICICI Bank ADR	57,544	546,093
ICICI Prudential Life Insurance (C)	25,487	114,691

COMMON STOCK — continued
	Shares	Value
INDIA (continued)
Indian Bank	31,200	$106,623
Indian Hotels	86,966	151,480
Indian Oil	31,152	58,327
Indraprastha Gas	10,900	39,402
IndusInd Bank	3,140	60,515
Infinite Computer Solutions India *	16,991	107,376
Infosys ADR	65,168	617,141
InterGlobe Aviation (C)	3,998	48,060
IRB Infrastructure Developers	148,900	281,107
Jindal Stainless Hisar *	2,429	3,208
JK Paper	56,700	129,663
JSW Steel	27,960	128,334
Kotak Mahindra Bank	4,873	73,752
L&T Technology Services (C)	12,437	286,062
Larsen & Toubro	21,669	380,222
Larsen & Toubro Infotech (C)	9,224	220,349
Lemon Tree Hotels * (C)	289,272	270,905
LIC Housing Finance	9,616	53,460
Lupin	5,900	70,649
Mahindra & Mahindra	9,654	100,000
Manappuram Finance	65,600	70,883
Marico	15,908	69,122
Maruti Suzuki India	3,400	304,223
Mindtree	13,135	151,138
MOIL	32,644	78,889
Nandan Denim	92,491	91,371
Natco Pharma	3,600	36,716
Nestle India	1,774	243,455
NHPC	749,470	246,800
NMDC	26,177	38,640
NR Agarwal Industries	15,500	109,388
NTPC	93,927	202,792
Nucleus Software Exports	44,200	231,983
Oberoi Realty	8,400	48,092
Oil India	105,300	281,389
Oracle Financial Services Software	4,561	223,516
Page Industries	856	340,960
Parag Milk Foods (C)	34,491	120,762
PDS Multinational Fashions *	7,337	25,396
Persistent Systems	11,900	91,151
Petronet LNG	91,145	278,199
Phoenix Mills	4,814	36,028
Pidilite Industries	5,818	75,442
Piramal Enterprises	2,470	72,578
Polyplex	19,800	139,533
Power Finance	127,000	164,021

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
INDIA (continued)
Power Grid Corp of India	56,149	$141,198
Prestige Estates Projects	10,716	28,245
Rajesh Exports	8,965	69,015
RBL Bank (C)	38,849	275,560
Reliance Capital	20,500	67,063
Reliance Industries	212,270	3,046,474
Reliance Infrastructure	18,100	87,789
Shree Cement	258	48,559
Shriram Transport Finance	3,776	59,480
Siemens	5,795	73,016
SJVN	400,100	151,772
Sonata Software	29,700	123,929
Sterlite Technologies	132,545	683,383
Sun Pharmaceutical Industries	43,128	338,427
Syngene International (C)	25,359	198,599
TAKE Solutions	36,100	79,211
Tata Communications	18,039	119,878
Tata Consultancy Services	60,826	1,594,292
Tata Power	92,670	95,935
Tech Mahindra	1,727	17,374
Titan	10,148	115,910
Torrent Power	61,900	215,765
Uflex	24,100	91,550
UltraTech Cement	1,100	52,057
United Spirits *	7,520	58,659
UPL	9,234	84,210
Vakrangee	89,852	31,593
Vardhman Textiles	8,700	118,902
Varun Beverages	40,428	445,941
Venky’s India	94	3,170
West Coast Paper Mills	37,000	195,821
Wipro	16,891	75,655
WNS Holdings ADR *	8,442	423,704
Zensar Technologies	30,000	104,064

		25,645,257

INDONESIA — 0.7%
Ace Hardware Indonesia	6,048,656	545,085
Adaro Energy	758,600	82,334
AKR Corporindo	411,700	93,701
Aneka Tambang	938,800	41,992
Astra International	656,700	341,255
Bank Central Asia	510,462	794,108
Bank Pembangunan Daerah Jawa Timur	2,810,400	112,767
Bank Rakyat Indonesia Persero	4,472,231	926,659
Bank Tabungan Negara Persero	2,093,200	291,898

COMMON STOCK — continued
	Shares	Value
INDONESIA (continued)
Bank Tabungan Pensiunan Nasional Syariah *	1,981,500	$222,230
Bekasi Fajar Industrial Estate	4,561,000	42,002
Bumi Serpong Damai *	1,355,300	98,065
Ciputra Development	962,800	51,932
Erajaya Swasembada	614,500	68,716
Hanjaya Mandala Sampoerna	325,700	79,912
Hanson International *	4,952,300	39,416
Indah Kiat Pulp & Paper	132,400	110,823
Indo Tambangraya Megah	227,700	372,947
Indofood CBP Sukses Makmur	100,800	59,177
Indofood Sukses Makmur	217,800	85,601
Japfa Comfeed Indonesia	1,053,500	140,675
Kalbe Farma	2,321,200	209,179
Kresna Graha Investama *	4,720,200	194,055
Lippo Karawaci	2,046,800	37,698
Mandala Multifinance	668,800	35,194
Mitra Keluarga Karyasehat *	856,800	80,594
Mitra Pinasthika Mustika	573,500	29,048
Perusahaan Gas Negara Persero	3,383,500	494,088
Perusahaan Perkebunan London Sumatra Indonesia	2,908,300	246,782
PP Persero	754,600	66,017
PP Properti	1,920,000	12,124
Salim Ivomas Pratama	2,905,000	87,900
Samindo Resources TBK	564,700	31,945
Saratoga Investama Sedaya	8,266	2,164
Sarimelati Kencana *	1,972,000	123,230
Semen Baturaja Persero TBK, Cl B	229,300	26,546
Semen Indonesia Persero	184,800	109,403
Sentul City *	5,704,900	35,650
Sri Rejeki Isman	3,770,100	89,773
Surya Citra Media	302,900	31,281
Telekomunikasi Indonesia Persero	2,688,441	680,842
Tower Bersama Infrastructure	78,000	24,012
Tunas Baru Lampung	1,202,600	70,404
Unilever Indonesia	36,000	102,358
United Tractors	99,200	218,596
Waskita Karya Persero	644,100	61,010
Wijaya Karya Persero	492,600	35,643

		7,736,831

IRELAND — 0.5%
Accenture PLC, Cl A	6,152	969,678
Bank of Ireland Group PLC	27,268	193,494
C&C Group PLC	940	3,492

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
IRELAND (continued)
CRH PLC	8,173	$244,665
Experian	6,419	147,891
Hibernia PLC ‡	41,039	64,611
Horizon Pharma *	5,600	101,976
Icon PLC *	2,494	344,371
Irish Residential Properties ‡	44,767	72,103
Kerry Group PLC, Cl A	2,546	260,976
Paddy Power Betfair PLC	1,446	124,801
Ryanair Holdings ADR *	31,591	2,615,735
Seagate Technology	15,300	615,519

		5,759,312

ISRAEL — 0.4%
Amot Investments	15,663	77,855
Azrieli Group	2,442	118,560
Bank Hapoalim	38,928	263,716
Bezeq The Israeli Telecommunication	472,238	543,096
Check Point Software Technologies *	1,700	188,700
Delek Automotive Systems	7,068	39,807
Delta Galil Industries	1,492	41,794
Elbit Systems	2,674	319,886
International Flavors & Fragrances *	917	132,450
Israel Chemicals	26,158	150,907
Israel Discount Bank, Cl A	137,724	450,583
Jerusalem Oil Exploration *	1,795	103,410
Kenon Holdings	4,629	73,967
Melisron	1,774	75,255
Mizrahi Tefahot Bank	3,810	64,199
Nice *	1,365	144,725
Oil Refineries	133,566	63,482
Orbotech *	1,000	55,940
Paz Oil	1,185	177,439
Rami Levy Chain Stores Hashikma Marketing 2006	3,402	173,582
Reit 1 ‡	23,983	93,808
Shapir Engineering and Industry	17,350	63,153
Shufersal	19,586	124,471
SodaStream International *	1,800	258,102
Teva Pharmaceutical Industries	39,328	785,422

		4,584,309

ITALY — 1.3%
ACEA	13,500	177,525
Amplifon	20,874	370,246
Ansaldo STS	5,099	73,347
Assicurazioni Generali	11,532	186,520
ASTM	4,600	91,282

COMMON STOCK — continued
	Shares	Value
ITALY (continued)
Atlantia	72,492	$1,458,231
Beni Stabili SIIQ ‡	66,788	57,151
Bio On Spa *	1,150	72,812
Brembo	8,640	95,708
Buzzi Unicem	1,797	34,550
Cementir Holding	14,211	87,401
CNH Industrial	420,892	4,379,157
Datalogic	1,304	38,327
Davide Campari-Milano	31,570	242,973
De’ Longhi	2,186	57,938
DiaSorin	4,946	469,452
Enav (C)	11,497	51,854
Enel	122,934	603,468
Eni	50,789	903,501
ERG	4,679	87,391
EXOR	2,407	136,423
Ferrari	1,926	225,782
FinecoBank Banca Fineco	5,360	56,132
FNM	157,700	90,023
IMA Industria Macchine Automatiche	773	46,447
Infrastrutture Wireless Italiane (C)	52,971	368,983
Interpump Group	5,761	166,392
Intesa Sanpaolo	99,891	220,964
Iren	73,200	158,606
Italgas	13,912	71,885
Leonardo	8,392	91,154
Luxottica Group	3,463	217,769
Maire Tecnimont	59,153	259,153
Mediobanca Banca di Credito Finanziario	7,242	63,587
Moncler	3,746	130,257
Parmalat	32,571	100,345
Pfeiffer Vacuum Technology	437	54,446
Pirelli & C *	84,436	621,060
Poste Italiane	7,701	55,388
Prysmian	17,465	339,453
Recordati	8,067	273,380
Reply	1,108	61,443
Retelit	24,220	38,872
Snam	34,816	144,092
Telecom Italia *	625,654	367,928
Tenaris	6,312	93,905
Terna Rete Elettrica Nazionale	19,596	101,322
Unione di Banche Italiane	15,937	48,738

		14,142,763

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
JAPAN — 4.3%
Activia Properties ‡	20	$82,953
ADEKA	13,600	202,129
Advance Residence Investment ‡	37	94,504
Aeon Mall	5,300	98,123
Aica Kogyo	3,700	110,179
Aichi Steel	5,600	198,024
Aiphone	8,700	113,651
Air Water	3,500	56,795
Aisan Industry	11,600	87,179
Aisin Seiki	1,500	58,958
Ajinomoto	4,200	67,987
ANA Holdings	10,800	363,238
Arata	4,810	218,259
Araya Industrial	6,900	110,684
Asahi Group Holdings	13,100	576,778
Asahi Kasei	13,000	156,343
Asanuma	4,200	121,531
Astellas Pharma	18,400	284,883
Bridgestone	2,900	112,135
Calbee	4,000	132,937
Canon	5,900	168,474
Central Japan Railway	800	153,498
Chiba Bank	12,000	76,147
Chugai Pharmaceutical	1,305	76,680
Chugoku Electric Power	7,300	93,939
Citizen Watch	9,900	56,942
Concordia Financial Group	14,000	64,271
Cosmo Energy Holdings	13,500	501,905
Credit Saison	3,800	60,518
Dai Nippon Printing	4,000	89,866
Daicel	12,000	127,088
Daiho	5,200	143,324
Daito Trust Construction	1,100	145,256
Daiwa House Industry	2,100	63,446
Daiwa House Investment, Cl A ‡	38	83,183
East Japan Railway	1,500	131,276
Eco’s	13,400	235,377
Eisai	3,000	250,215
FALCO HOLDINGS	6,500	95,914
Fancl	4,100	181,318
FANUC	5,925	1,036,291
Fast Retailing	200	101,157
FJ Next	18,900	139,864
FP	2,000	102,628
Frontier Real Estate Investment ‡	9	34,497
Fuji	6,400	89,618

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
FUJIFILM Holdings	2,600	$112,747
Fukuoka Financial Group	2,000	49,311
GLP J-REIT ‡	84	83,155
Grandy House	26,000	105,535
Gunma Bank	54,800	248,660
Hachijuni Bank	8,400	35,585
Hirose Electric	882	83,873
Hiroshima Bank	11,000	68,144
Hisamitsu Pharmaceutical	700	39,518
Hokkaido Electric Power	11,000	64,342
Hokko Chemical Industry	21,800	102,977
Hokkoku Bank	1,400	51,491
Hokuetsu	22,000	105,091
Hokuriku Electric Power	4,700	43,820
Hoshizaki	200	16,147
House Foods Group	6,400	184,340
IBJ Leasing	5,600	140,751
Idemitsu Kosan	3,400	155,182
ITOCHU	145,400	2,699,632
Itoham Yonekyu Holdings	19,000	119,555
Japan Aviation Electronics Industry	17,000	226,144
Japan Exchange Group	3,800	68,231
Japan Hotel Investment, Cl A ‡	127	90,381
Japan Post Holdings	4,000	47,503
Japan Prime Realty Investment ‡	24	85,718
Japan Real Estate Investment ‡	23	118,633
Japan Retail Fund Investment ‡	55	101,582
Jichodo	1,400	102,858
JSR	2,800	41,838
JTEKT	17,200	214,781
JXTG Holdings	92,650	631,598
Kaga Electronics	6,500	146,147
Kaken Pharmaceutical	12,400	622,006
Kamigumi	3,500	72,398
Kaneka	7,200	301,183
Kansai Electric Power	22,600	346,606
Kao	3,200	213,579
KDDI	34,200	853,068
Keio	3,000	162,981
Kewpie	4,500	103,811
Keyence	4,263	2,089,280
Kirin Holdings	7,000	167,408
Kitagawa	5,600	131,519
Kitano Construction	3,500	117,561
Kobayashi Pharmaceutical	2,300	150,840
Konami Holdings	1,700	64,936

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
Konica Minolta	26,900	$267,248
Kuraray	8,600	118,518
Kyowa Hakko Kirin	6,800	132,282
Kyushu Financial Group	7,810	34,539
Leopalace21	29,400	122,723
M3	5,400	87,005
Makino Milling Machine	2,400	91,674
Makita	2,600	89,981
Maruichi Steel Tube	1,800	52,005
Mebuki Financial Group	12,870	39,351
MEIJI Holdings	1,100	73,116
Meiko Electronics	12,000	299,694
MINEBEA MITSUMI	12,890	197,288
Miraca Holdings	2,200	53,618
Mitsubishi Gas Chemical	4,500	75,814
Mitsubishi Motors	7,700	48,520
Mitsubishi Tanabe Pharma	6,100	90,174
Mitsui	41,648	695,948
Miura	11,643	285,309
Mizuho Financial Group	435,500	748,766
Mory Industries	3,900	96,329
MS&AD Insurance Group Holdings	2,200	66,408
NEC	1,900	54,558
NET One Systems	20,414	427,331
NH Foods	3,000	103,691
Nichias	17,519	382,566
Nidec	1,100	141,259
Nintendo	4,400	1,371,064
Nippon Building Fund ‡	24	137,191
Nippon Carbon	10,500	595,560
Nippon Chemi-Con	5,200	117,978
Nippon Prologis ‡	49	98,838
Nippon Shinyaku	1,000	57,695
Nippon Telegraph & Telephone	45,800	1,928,037
Nishi-Nippon Financial Holdings	13,200	125,876
Nissan Chemical	2,200	104,117
Nisshin Seifun Group	9,900	197,500
Nissin Electric	11,500	94,071
Nissin Foods Holdings	900	58,147
Nitori Holdings	2,100	274,237
Nittoc Construction	21,200	138,471
NOF	2,100	59,649
NOK	8,903	128,138
Nomura Real Estate Holdings	10,400	195,308
Nomura Real Estate Master Fund ‡	81	105,023
Nomura Research Institute	1,430	63,367

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
Noritz	3,800	$55,197
NTT Data	5,000	64,519
NTT DOCOMO	26,700	673,090
Obic	1,100	100,217
Odakyu Electric Railway	6,000	126,876
Okinawa Electric Power	7,012	130,937
Ono Pharmaceutical	5,000	113,972
Onward Holdings	8,000	48,212
Oracle Japan	1,900	128,985
Oriental Land	700	65,853
Orix JREIT ‡	64	97,899
Osaka Gas	12,000	220,251
Otsuka	2,600	86,409
Otsuka Holdings	5,700	273,192
Paltac	7,762	396,234
Plenus	6,300	100,780
Recruit Holdings	55,450	1,492,459
Resona Holdings	144,500	761,975
Ricoh	5,700	57,033
Ryoden	8,300	115,561
Sakai Heavy Industries	3,500	103,137
Sakai Ovex	6,800	134,753
San-In Godo Bank	23,600	179,455
Sanko Metal Industrial	3,500	94,297
Santen Pharmaceutical	5,400	80,161
Sato Holdings	14,546	430,572
Sawai Pharmaceutical	800	40,626
Sekisui House	3,700	54,499
Seven Bank	19,500	61,005
Shimadzu	19,563	494,645
Shimamura	500	42,053
Shin-Etsu Chemical	2,500	209,797
Shinsei Bank	4,600	70,161
Shizuoka Bank	5,000	43,914
Showa	10,600	146,832
Showa Denko	6,800	297,106
Showa Shell Sekiyu	8,600	165,849
SoftBank Group	5,400	433,015
Sojitz	43,200	145,487
Soken Chemical & Engineering	7,300	113,930
Sompo Holdings	2,900	120,282
Sony	13,400	729,171
Sumitomo	69,200	1,050,864
Sumitomo Metal Mining	3,000	94,651
Sumitomo Mitsui Financial Group	6,700	262,098
Sumitomo Osaka Cement	3,300	122,834

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
Sundrug	800	$29,069
Suruga Bank	4,200	19,840
T&D Holdings	4,500	72,544
T&K Toka	11,600	111,029
Tachibana Eletech	8,100	122,970
Taiheiyo Cement	1,800	53,202
Taisho Pharmaceutical Holdings	1,300	138,716
Takashimaya	5,000	78,876
Takeda Pharmaceutical	5,700	230,859
TechnoPro Holdings	7,970	416,741
Teijin	3,000	52,111
Terumo	3,100	167,315
Toho Gas	3,800	131,342
Tohoku Electric Power	11,000	139,212
Tokai Rika	41,600	760,218
Tokio Marine Holdings	2,700	127,923
Tokyo Electron	1,000	139,008
Tokyo Gas	14,400	354,911
Tokyo Tatemono	25,550	275,574
Tomoku	7,800	134,176
Toray Industries	15,000	106,603
Towa Bank	16,200	132,230
Toyo Suisan Kaisha	2,000	68,950
Toyota Motor	9,860	578,047
Trend Micro	1,400	80,897
Ulvac	4,100	133,899
United Arrows	10,950	412,439
United Urban Investment ‡	70	106,642
USS	6,900	124,565
Wacoal Holdings	4,500	124,031
Yachiyo Industry	10,300	81,973
Yahoo Japan	12,900	40,586
Yamaguchi Financial Group	24,000	253,751
Yokogawa Electric	4,800	94,481
Yotai Refractories	27,400	189,895
Yushiro Chemical Industry	9,900	124,326

		47,098,186

KENYA — 0.0%
Safaricom	595,900	135,697

MALAYSIA — 0.7%
AirAsia Group	74,400	46,761
Allianz Malaysia	8,400	24,450
AMMB Holdings	249,500	226,574
Apex Healthcare	5,000	9,308
Asia File	11,700	6,850

COMMON STOCK — continued
	Shares	Value
MALAYSIA (continued)
Astro Malaysia Holdings	94,800	$30,584
Batu Kawan	1,600	6,454
Berjaya Sports Toto	186,300	93,495
Bursa Malaysia	186,500	326,247
Capitaland Malaysia Mall Trust ‡	92,100	22,670
CCM Duopharma Biotech	18,433	4,669
CSC Steel Holdings	19,700	4,849
Dialog Group	101,400	82,147
DiGi.Com	117,800	121,333
Favelle Favco	42,500	23,157
Fraser & Neave Holdings	6,400	51,543
Gamuda	34,900	19,933
Genting Malaysia	132,900	142,603
Globetronics Technology	100,600	53,131
HAP Seng Consolidated	16,100	37,898
Heineken Malaysia	8,900	38,284
Hong Leong Bank	24,116	119,298
I-BHD	118,300	13,005
IGB ‡	100,100	40,188
IHH Healthcare	114,200	136,456
IJM	102,000	39,732
IOI Properties Group	134,500	42,107
Kenanga Investment Bank	52,900	7,838
KLCCP Stapled Group	34,200	62,524
Kuala Lumpur Kepong	9,700	57,767
Kumpulan Fima	88,800	32,468
Magni-Tech Industries	73,000	77,632
Magnum	281,400	121,719
Malayan Banking	138,500	314,103
Malaysia Airports Holdings	171,100	339,379
Malaysian Pacific Industries	143,700	372,257
Maxis	46,500	58,118
MISC	36,400	53,062
My EG Services	212,100	60,824
Padini Holdings	286,100	384,247
Pantech Group Holdings	1,331,800	144,813
Paramount	218,400	106,995
Petron Malaysia Refining & Marketing	89,500	154,639
Petronas Chemicals Group	119,200	266,345
Petronas Dagangan	26,100	162,170
PPB Group	22,440	89,878
Public Bank	31,600	185,771
Sarawak Oil Palms	120,900	75,120
Scientex	31,600	64,869
Sime Darby Plantation	59,800	75,170
Sunway ‡	86,000	34,733

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
MALAYSIA (continued)
Sunway	168,737	$55,244
Sunway Construction Group	1,680	582
Ta Ann Holdings	125,500	68,981
Telekom Malaysia	64,900	36,913
Tenaga Nasional	385,100	1,352,843
Top Glove	274,200	389,234
Unisem M	468,700	323,705
ViTrox	6,000	10,482
VS Industry	219,375	83,881
Yinson Holdings	102,500	109,003

		7,497,035

MEXICO — 0.6%
Alpek, Cl A *	187,000	248,097
Alsea	100,800	258,138
America Movil ADR, Cl L	26,336	378,975
Arca Continental	13,200	66,282
Banco del Bajio (C)	141,700	278,053
Becle	45,400	55,852
Bio Pappel *	41,926	43,096
Cia Minera Autlan	53,335	36,732
Coca-Cola Femsa	6,900	39,406
Concentradora Fibra Danhos ‡	25,800	34,166
Concentradora Hipotecaria SAPI ‡	36,100	26,622
Consorcio ARA	360,187	95,219
El Puerto de Liverpool	8,400	53,344
Fibra Shop Portafolios Inmobiliarios SAPI ‡	6,801	3,010
Fibra Uno Administracion ‡	161,800	173,244
Genomma Lab Internacional, Cl B *	19,000	12,085
Gentera	49,400	40,029
Gruma, Cl B	3,300	34,522
Grupo Aeroportuario del Centro Norte ADR	4,663	194,773
Grupo Aeroportuario del Pacifico, Cl B	33,400	277,779
Grupo Aeroportuario del Pacifico ADR	1,415	117,275
Grupo Aeroportuario del Sureste, Cl B	4,600	75,887
Grupo Cementos de Chihuahua	27,300	147,835
Grupo Elektra DE	2,105	89,119
Grupo Financiero Banorte, Cl O	151,899	837,442
Grupo Financiero Inbursa, Cl O	1,926	2,510
Grupo Lala, Cl B	27,800	24,429
Grupo Mexico	63,800	147,147
Grupo Sanborns	100,700	92,207
Grupo Televisa	39,200	112,911
Grupo Televisa ADR	14,799	212,810
Industrias Bachoco	14,679	53,684

COMMON STOCK — continued
	Shares	Value
MEXICO (continued)
Industrias Penoles	6,500	$91,517
Infraestructura Energetica Nova	12,800	49,913
Inmobiliaria Vesta	27,100	33,019
Kimberly-Clark de Mexico, Cl A	21,300	30,692
Macquarie Mexico Real Estate Management ‡	39,400	38,695
Mexichem	26,213	68,561
Nemak (C)	289,000	208,712
PLA Administradora Industrial S de RL ‡	265,400	324,936
Prologis Property Mexico ‡	604,665	1,065,659
Promotora y Operadora de Infraestructura	6,000	54,482
Rassini	27,000	89,946
Regional	3,800	18,720
Wal-Mart de Mexico	295,171	754,738

		7,092,270

NETHERLANDS — 2.1%
Aalberts Industries	11,181	410,950
ABN AMRO Group (C)	4,979	122,376
Accell Group	2,307	40,136
Aegon	133,200	818,912
Akzo Nobel	5,448	458,355
Altice Europe, Cl A *	23,925	57,096
Altice Europe, Cl B *	4,835	11,555
AMG Advanced Metallurgical Group	1,912	91,562
ASM International	2,408	103,614
ASML Holding	8,783	1,501,354
ASML Holding, Cl G	4,360	751,490
Basic-Fit * (C)	2,004	57,767
Cimpress *	1,100	137,489
Corbion	5,293	160,908
Core Laboratories	28,412	2,421,839
Eurocommercial Properties ‡	1,243	46,038
Euronext (C)	1,166	71,910
Gemalto	504	28,748
Heineken	3,263	294,187
IMCD	769	52,217
ING Groep	51,119	606,788
InterXion Holding *	40,995	2,413,376
James Hardie Industries	18,672	248,452
Koninklijke Ahold Delhaize	19,643	450,088
Koninklijke KPN	95,353	252,290
Koninklijke Philips Electronics	13,065	487,150
Koninklijke Vopak	1,666	75,479
LyondellBasell Industries, Cl A	8,000	714,160
NN Group	33,647	1,448,183

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
NETHERLANDS (continued)
NXP Semiconductors	2,300	$172,477
OCI *	126,644	3,606,146
RELX	21,562	426,653
Royal Dutch Shell, Cl A	20,041	640,538
Royal Dutch Shell, Cl B	17,534	574,867
SBM Offshore	3,985	68,968
Signify (C)	11,140	275,065
TKH Group	1,362	68,895
TomTom *	9,801	82,103
Unibail-Rodamco-Westfield ‡	2,317	420,629
Unilever	20,500	1,103,492
uniQure *	4,271	109,893
Van Lanschot Kempen	6,400	156,939
Vastned Retail ‡	930	36,868
Wolters Kluwer	5,236	297,475
Yandex, Cl A *	25,078	755,600

		23,131,077

NEW ZEALAND — 0.2%
a2 Milk *	50,769	345,207
Auckland International Airport	30,774	140,370
Contact Energy	9,672	35,281
Fisher & Paykel Healthcare	6,523	57,890
Fletcher Building	40,442	159,398
Goodman Property Trust ‡	56,953	55,747
Heartland Bank	73,546	73,908
Infratil	18,285	40,807
Mercury NZ	18,716	41,525
New Zealand Refining	124,800	191,380
Precinct Properties New Zealand ‡	52,735	48,521
Property for Industry ‡	36,302	40,745
Ryman Healthcare	6,555	51,757
SKYCITY Entertainment Group	33,207	82,993
Spark New Zealand	50,521	130,222
Summerset Group Holdings	10,482	45,555
Trade Me Group	10,649	33,703
Warehouse Group	47,400	64,955
Z Energy	25,533	101,635

		1,741,599

NORWAY — 0.4%
AF Gruppen	1,866	28,223
Aker BP	1,813	59,790
Atea	13,329	175,827
Austevoll Seafood	6,883	110,718
DNB	12,504	226,279

COMMON STOCK — continued
	Shares	Value
NORWAY (continued)
Entra (C)	15,634	$211,797
Equinor	9,933	258,406
Europris (C)	25,758	68,598
Gjensidige Forsikring	6,010	93,111
Kongsberg Gruppen	7,589	124,776
Marine Harvest	13,760	332,990
Nordic Nanovector *	2,493	16,443
Nordic Semiconductor *	27,370	116,885
Norsk Hydro	10,007	51,947
Petroleum Geo-Services *	78,321	244,724
Salmar	6,531	344,764
Sbanken (C)	22,694	226,138
Scatec Solar (C)	6,090	41,468
Schibsted, Cl A	10,099	349,939
Schibsted, Cl B	7,746	245,342
SpareBank 1 SR-Bank	23,100	257,038
Telenor	17,668	324,131
Tomra Systems	8,778	217,633
Wilh Wilhelmsen Holding, Cl A	2,203	44,427
XXL (C)	9,571	49,275
Yara International	7,491	322,307

		4,542,976

PAKISTAN — 0.0%
Engro Fertilizers	282,000	172,577
Millat Tractors	9,300	69,921
Nishat Mills	73,500	81,465
Packages	21,200	63,183

		387,146

PANAMA — 0.1%
Copa Holdings, Cl A	9,000	651,870

PERU — 0.0%
Credicorp	1,404	316,897
Empresa Siderurgica del Peru SAA *	111,989	16,940
Ferreycorp SAA	81,200	50,818

		384,655

PHILIPPINES — 0.3%
Aboitiz Equity Ventures	54,000	47,435
Aboitiz Power	110,300	69,472
Bank of the Philippine Islands	54,514	83,699
BDO Unibank	123,315	282,100
Bloomberry Resorts	858,100	134,717
Cebu Air	61,470	73,527
CEMEX Holdings Philippines * (C)	382,000	15,136
D&L Industries	176,200	37,542
DMCI Holdings	836,300	200,693

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
PHILIPPINES (continued)
DoubleDragon Properties *	43,330	$15,549
East West Banking *	289,650	61,281
Emperador	333,500	43,382
Globe Telecom	5,685	222,066
Integrated Micro-Electronics	156,400	31,452
Jollibee Foods	35,910	185,238
Lopez Holdings	1,340,500	105,977
LT Group	134,000	36,314
Manila Electric	10,320	70,941
Manila Water	79,900	37,333
Megawide Construction	430,857	144,465
Metro Pacific Investments	379,800	34,072
Pepsi-Cola Products Philippines	276,000	8,511
Philex Mining	206,900	13,457
PLDT	4,355	113,138
Robinsons Land	99,085	38,797
San Miguel	88,130	281,660
San Miguel Food and Beverage	90,330	143,502
Semirara Mining & Power, Cl A	341,160	178,216
SM Investments	10,950	184,188
SM Prime Holdings	466,921	294,962
Top Frontier Investment Holdings *	6,260	32,760
Universal Robina	88,040	213,909
Vista Land & Lifescapes	254,900	25,154
Wilcon Depot	721,780	152,437

		3,613,082

POLAND — 0.3%
Agora	1,908	4,624
Amica	1,933	53,399
Asseco Poland	5,101	64,209
Atal	895	7,067
Bank Handlowy w Warszawie	2,141	39,058
Bank Millennium *	17,123	39,403
Bank Polska Kasa Opieki	2,401	65,513
Boryszew *	40,500	50,557
Budimex	623	20,133
CD Projekt *	7,418	306,026
Ciech	1,858	20,550
Cyfrowy Polsat	12,474	71,844
Dino Polska *	19,277	424,509
Dom Development	1,398	24,702
Energa	80,400	163,434
Fabryki Mebli Forte *	3,528	23,078
Grupa Azoty	4,345	29,328
Grupa Kety	447	39,724

COMMON STOCK — continued
	Shares	Value
POLAND (continued)
ING Bank Slaski	1,293	$54,926
Jastrzebska Spolka Weglowa *	12,197	235,221
KRUK	802	38,583
LPP	38	77,740
Lubelski Wegiel Bogdanka	3,231	45,301
Neuca	1,225	73,427
Orange Polska	41,350	46,769
PGE Polska Grupa Energetyczna *	55,587	152,253
PLAY Communications	5,012	21,552
Polimex-Mostostal *	27,774	21,715
Polski Koncern Naftowy ORLEN	25,515	613,347
Polskie Gornictwo Naftowe i Gazownictwo	15,801	25,778
Powszechny Zaklad Ubezpieczen	10,902	111,317
Santander Bank Polska	1,076	95,454
Tauron Polska Energia	101,189	46,940
Zespol Elektrowni Patnow Adamow Konin	9,427	17,099

		3,124,580

PORTUGAL — 0.1%
Banco Comercial Portugues, Cl R *	794,974	214,481
Banco Espirito Santo * (D) (E) (F)	66,989	8
CTT-Correios de Portugal	37,897	145,512
EDP - Energias de Portugal	51,164	179,879
EDP Renovaveis	7,394	66,496
Galp Energia SGPS	12,796	223,124
Jeronimo Martins SGPS	19,187	236,010
Navigator	46,046	229,476
NOS SGPS	37,360	209,885
Pharol SGPS *	220,092	38,689
REN - Redes Energeticas Nacionais SGPS	5,278	14,072
Semapa-Sociedade de Investimento e Gestao	2,573	49,193

		1,606,825

PUERTO RICO — 0.1%
OFG Bancorp	17,400	297,366
Popular	3,100	161,231
Triple-S Management, Cl B *	5,100	87,516

		546,113

RUSSIA — 0.7%
Alrosa PJSC	82,090	123,956
Gazprom Neft PJSC ADR	8,357	247,367
Lenta GDR *	55,545	198,851
LUKOIL PJSC ADR	22,429	1,674,534
Magnit PJSC GDR	2,870	38,300

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
RUSSIA (continued)
Mail.Ru Group GDR *	2,136	$56,903
Mobile TeleSystems PJSC ADR	12,200	97,722
Novatek GDR	4,162	705,459
Novolipetsk Steel GDR	16,353	395,089
PhosAgro PJSC GDR	5,713	74,840
QIWI ADR *	4,700	62,040
Rosneft Oil PJSC GDR	47,798	336,020
Rostelecom PJSC ADR	15,333	97,518
Sberbank of Russia PJSC ADR	91,160	1,075,688
Severstal PJSC GDR	13,900	217,782
Surgutneftegas ADR	84,498	413,336
Tatneft PJSC ADR	25,158	1,772,633
VTB Bank PJSC GDR	79,310	99,931

		7,687,969

SINGAPORE — 0.5%
Ascendas ‡	92,000	167,375
CapitaLand Commercial Trust ‡	44,700	55,829
CapitaLand Mall Trust ‡	66,000	100,538
Centurion	290,300	88,024
CITIC Envirotech	322,900	93,246
ComfortDelGro	21,000	34,112
DBS Group Holdings	85,712	1,451,686
Ellipsiz	229,900	75,519
Ezion Holdings *	171,200	6,921
Flex *	45,433	357,103
Genting Singapore	256,000	162,639
Haw Par	9,100	84,420
Hong Leong Finance	67,400	123,107
Hutchison Port Holdings Trust, Cl U	100,500	24,622
Keppel ‡	47,560	38,799
Keppel Infrastructure Trust	124,000	41,180
M1	55,000	83,782
Mapletree Commercial Trust ‡	58,000	67,415
mm2 Asia *	132,400	34,889
Olam International	55,500	72,122
Raffles Medical Group	35,200	26,683
SATS	19,700	70,827
Sheng Siong Group	70,400	54,891
Singapore Airlines	6,400	43,802
Singapore Exchange	10,300	50,862
Singapore Post	96,000	72,079
Singapore Press Holdings	84,300	161,279
Singapore Technologies Engineering	31,000	79,450
Singapore Telecommunications	172,100	392,619
Sunningdale Tech	102,600	102,218

COMMON STOCK — continued
	Shares	Value
SINGAPORE (continued)
Suntec Real Estate Investment Trust ‡	27,900	$35,652
United Overseas Bank	6,900	121,447
Venture	4,400	48,665
Wilmar International	127,600	291,099
Yanlord Land Group	316,300	287,722

		5,002,623

SOUTH AFRICA — 0.9%
Adcock Ingram Holdings	28,700	111,590
AECI	7,859	50,342
African Rainbow Minerals	13,600	115,133
Allied Electronics, Cl A	11,536	13,692
Anglo American Platinum	7,038	229,915
AngloGold Ashanti	4,578	44,317
ArcelorMittal South Africa *	30,943	7,991
Ascendis Health	39,312	20,146
Aspen Pharmacare Holdings	7,858	83,094
Attacq	32,169	31,880
AVI	8,181	55,455
Barloworld	11,700	95,170
Bid	8,574	160,809
Bidvest Group	13,729	171,020
Blue Label Telecoms *	34,283	12,061
Clicks Group	78,520	1,000,628
Combined Motor Holdings	9,963	15,128
Corporate Real Estate ‡	90,826	24,442
Discovery	5,521	59,104
Emira Property Fund ‡	73,132	73,863
EOH Holdings	27,781	61,767
EPP	34,089	47,832
Exxaro Resources	75,858	775,934
FirstRand	29,217	127,365
Gold Fields	17,127	45,498
Group	57,586	333,747
Growthpoint Properties ‡	99,626	152,959
Hosken Consolidated Investments	7,904	68,092
Hulamin	178,974	60,052
Impala Platinum Holdings *	188,014	346,652
KAP Industrial Holdings	85,302	45,101
Kumba Iron Ore	14,654	287,070
Liberty Holdings	24,900	182,271
Life Healthcare Group Holdings	40,513	67,281
Mediclinic International	14,317	68,972
Merafe Resources	1,671,240	176,725
Metair Investments	65,900	64,772
MiX Telematics ADR (B)	5,711	87,721

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
SOUTH AFRICA (continued)
MMI Holdings	15,937	$19,283
Mondi	6,118	146,343
Mr Price Group	34,769	544,355
Naspers, Cl N	10,621	1,866,589
Netcare	49,850	83,903
Pick n Pay Stores	57,078	263,598
Raubex Group	4,746	6,113
Remgro	8,550	110,221
Resilient ‡	25,712	104,260
Reunert	7,986	43,171
RMB Holdings	20,680	104,378
Sappi	43,069	242,138
Sibanye Gold	66,617	46,240
SPAR Group	1,707	20,345
Standard Bank Group	23,588	261,151
Steinhoff International Holdings *	11,058	1,349
Telkom SOC	50,253	182,754
Tiger Brands	4,784	85,475
Tongaat Hulett	35,612	136,655
Tsogo Sun Holdings	97,700	133,777
Vodacom Group	16,298	137,432
Vukile Property Fund ‡	28,205	38,811
Wilson Bayly Holmes-Ovcon	21,120	219,067
Woolworths Holdings	11,784	40,682

		10,213,681

SOUTH KOREA — 2.8%
Amorepacific	3,248	436,088
BGF	6,367	41,569
BGF retail	610	90,198
BNK Financial Group	19,600	130,546
Busan City Gas	391	12,215
Cafe24 *	2,095	203,148
Celltrion *	3,481	664,400
Cheil Worldwide	3,148	62,709
Chongkundang Holdings	3,600	177,228
CJ	523	50,026
CJ CheilJedang	430	122,259
CJ ENM	666	132,084
CJ Logistics *	2,879	400,440
CKD Bio	12,300	195,906
Coway	1,481	91,364
CrystalGenomics *	4,096	71,888
Cymechs	24,600	179,608
Dae Hyun	42,800	71,362
Daeduck Electronics	12,200	88,646

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA (continued)
Daehan Steel	11,300	$51,068
Daelim Industrial	2,326	155,128
Daewon San Up	6,987	35,010
Daewoo Engineering & Construction *	9,587	38,069
Daihan Pharmaceutical	6,900	260,063
Daishin Securities	26,200	254,056
Danawa	6,800	108,306
DB Insurance	988	62,251
Dentium	5,910	374,966
Dong-A ST, Cl A	599	43,839
Dong-Ah Geological Engineering	8,900	102,703
Dongil Industries	125	6,582
Dongkuk Industries	28,400	54,704
Dongkuk Steel Mill	4,661	28,918
Dongsuh	1,830	29,950
Dongwon Industries	400	84,770
Douzone Bizon	14,204	540,339
Eugene	19,400	89,037
Fila Korea	14,837	547,493
Green Cross	1,680	176,175
GS Engineering & Construction	2,698	98,847
GS Holdings	8,010	340,911
Halla Holdings	2,008	72,070
Hankook Tire	1,570	57,038
Hanmi Science ltd	1,646	96,344
Hanon Systems	9,515	91,430
Hansol Chemical	671	46,635
Hanssem	534	22,891
Hanwha	9,100	224,396
Hanwha Chemical	10,904	154,534
HDC Hyundai Development -Engineering & Construction, Cl E *	2,025	78,189
HDC Hyundai Engineering Plastics	15,300	59,210
HLB *	712	54,108
HwaSung Industrial	18,400	210,715
Hyosung	903	40,651
Hyosung Advanced Materials *	437	40,074
Hyosung Chemical *	311	35,479
Hyosung Heavy Industries *	610	22,670
Hyosung TNC *	422	64,621
Hyundai BNG Steel	8,600	68,752
Hyundai Department Store	2,900	220,640
Hyundai Engineering & Construction	1,657	66,524
Hyundai Glovis	558	55,822
Hyundai Marine & Fire Insurance	24,357	893,443
Hyundai Mobis	1,354	225,756

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA (continued)
Hyundai Motor Securities	9,500	$70,945
Hyundai Steel	2,150	78,770
Industrial Bank of Korea	5,256	68,493
INTOPS	31,300	213,418
JB Financial Group	7,133	34,365
Kangwon Land	3,282	82,658
KB Financial Group	20,423	849,502
KB Financial Group ADR	8,400	349,020
KC	5,400	77,004
Kia Motors	3,775	94,081
Koh Young Technology	4,996	395,454
Kolmar Korea	743	35,339
Kolon Industries	936	41,233
Korea Autoglass	9,700	96,187
Korea Electric Power	12,662	301,119
Korea Investment Holdings	694	36,114
Korea Real Estate Investment & Trust	68,091	140,120
Korea United Pharm	4,700	92,181
Korea Zinc	399	132,702
Korean Air Lines	2,371	57,114
Korean Reinsurance	3,993	33,954
Kortek	7,700	96,288
KPX Chemical	1,600	72,309
KT&G	13,021	1,159,784
Kumho Petrochemical	526	39,743
LF	4,900	94,169
LG	2,366	137,656
LG Chemical	926	281,973
LG Display	6,305	91,293
LG Electronics	6,437	357,564
LG Household & Health Care	112	102,609
LG Uplus	32,600	462,016
Lotte Chemical	400	92,142
Lotte Chilsung Beverage	48	57,623
Lotte Confectionery	100	13,953
LOTTE Fine Chemical	1,448	51,780
LS	1,669	73,963
Macquarie Korea Infrastructure Fund	13,535	107,610
Mando	1,120	30,026
Medy-Tox	1,048	428,930
Meritz Fire & Marine Insurance	2,426	38,746
NAVER	3,735	375,286
NongShim	172	32,904
OCI	582	43,514
Orion	1,247	104,067
Ottogi	137	79,227

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA (continued)
Paradise	2,486	$39,050
Poongsan	5,101	108,103
Poongsan Holdings	2,200	68,343
POSCO	110	24,905
POSCO Chemtech	3,467	198,062
POSCO Coated & Color Steel	4,100	67,821
Posco ICT	12,756	61,678
PSK	6,400	73,854
Pureun Mutual Savings Bank	1,651	11,460
S&T Holdings	1,435	15,678
S-1, Cl 1	746	63,173
Samsung C&T	1,757	167,289
Samsung Card	10,180	300,607
Samsung Electro-Mechanics	5,700	590,233
Samsung Electronics	106,516	3,963,212
Samsung Electronics GDR	485	452,505
Samsung Engineering *	6,323	101,263
Samsung Fire & Marine Insurance	797	194,783
Samsung Life Insurance	992	80,088
Samsung SDI	4,487	927,286
Samsung SDS	5,644	953,420
Samsung Securities	4,400	103,286
SeAH Holdings	447	39,148
SeAH Steel *	2,079	107,457
SeAH Steel Holdings	2,320	99,962
Shinhan Financial Group	8,220	306,929
Shinsegae	255	57,845
Silla	10,700	118,310
SK Chemicals *	528	27,986
SK Discovery	492	11,679
SK Holdings	705	161,781
SK Hynix	18,184	1,088,279
SK Innovation	3,058	572,931
SK Materials	408	66,666
SK Telecom	702	165,097
SK Telecom ADR	26,055	675,085
SKC	2,119	61,643
SKCKOLONPI	6,738	197,785
S-Oil	4,262	463,769
Tovis	20,700	118,436
Wins	21,500	210,368
Woori Bank	6,791	93,860
Yuhan	1,675	246,205
Zeus	6,800	72,502

		30,841,631

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
SPAIN — 1.0%
Aena SME	11,278	$1,803,044
Almirall	9,931	180,085
Amadeus IT Group, Cl A	10,393	837,900
Bankia	30,143	94,879
Bankinter	8,632	70,824
Bolsas y Mercados Espanoles SHMSF	1,698	50,273
CaixaBank	44,860	181,952
Cellnex Telecom (C)	4,989	124,373
Cia de Distribucion Integral Logista Holdings	2,605	62,905
Construcciones y Auxiliar de Ferrocarriles	1,312	49,336
Distribuidora Internacional de Alimentacion	22,700	17,139
Ebro Foods	13,367	262,529
Enagas	5,059	134,312
Ence Energia y Celulosa	21,300	179,131
Ercros	34,470	156,950
Gestamp Automocion (C)	18,872	119,701
Grifols	16,838	480,410
Grupo Catalana Occidente	3,014	124,603
Iberdrola	41,342	292,942
Industria de Diseno Textil	91,247	2,576,525
Inmobiliaria Colonial Socimi ‡	34,876	350,581
Lar Espana Real Estate Socimi ‡	7,310	72,447
Masmovil Ibercom *	5,426	704,300
Naturhouse Health SAU	19,700	50,651
Prosegur Cash (C)	24,351	48,267
Prosegur Cia de Seguridad	6,681	37,140
Red Electrica	16,828	348,800
Repsol	28,670	513,884
Siemens Gamesa Renewable Energy *	4,178	46,338
Tecnicas Reunidas	742	19,960
Telefonica	51,229	419,979
Tubacex *	23,064	81,766
Vidrala *	2,242	97,576

		10,591,502

SWEDEN — 1.3%
Alfa Laval	2,574	65,734
Assa Abloy, Cl B	6,651	132,640
Atlas Copco, Cl B	1,277	29,270
Attendo (C)	7,391	66,834
Axfood	9,380	167,332
Bilia, Cl A	93,000	871,448
BillerudKorsnas	9,996	118,517
BioGaia, Cl B	1,360	55,062

COMMON STOCK — continued
	Shares	Value
SWEDEN (continued)
Biotage	4,469	$58,602
Bonava, Cl B	6,282	70,981
Byggmax Group	22,800	93,057
Capio (C)	8,334	52,730
Castellum	7,198	124,160
Catena Media *	3,200	35,668
Com Hem Holding	45,271	706,436
Dios Fastigheter	7,100	42,789
Dometic Group	13,847	96,841
Elekta, Cl B	29,823	378,199
Epiroc, Cl B *	1,277	10,526
Essity, Cl B	11,785	269,025
Fabege	13,086	167,165
Getinge, Cl B	9,000	88,415
Granges	8,580	90,758
Hembla, Cl B *	3,963	67,731
Hemfosa Fastigheter	12,700	156,961
Hennes & Mauritz, Cl B	10,293	181,921
Hexpol	16,200	149,942
Holmen, Cl B	8,092	185,429
Hufvudstaden, Cl A	7,488	110,710
Industrivarden, Cl A	2,480	52,954
Industrivarden, Cl C	3,779	78,544
International Petroleum *	3,622	15,614
Kambi Group *	6,474	179,339
Kindred Group	11,761	125,461
Kungsleden	12,978	90,835
L E Lundbergforetagen, Cl B	1,614	49,807
Lifco, Cl B	4,050	172,159
Lundin Petroleum	10,867	331,788
Medivir, Cl B *	4,980	19,700
Modern Times Group MTG, Cl B	2,388	88,254
Mycronic	6,629	83,087
NetEnt	13,439	69,022
New Wave Group, Cl B	17,300	105,110
Nobia	32,800	208,782
Nordea Bank Abp	24,559	213,596
Nordic Waterproofing Holding (C)	15,000	121,788
NP3 Fastigheter	21,100	140,649
Pandox, Cl B	7,551	129,052
RaySearch Laboratories	1,629	20,525
Sandvik	54,052	855,863
Securitas, Cl B	8,623	147,892
Skanska, Cl B	6,356	100,051
SKF, Cl B	4,224	67,852
SSAB, Cl B	105,204	341,324

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
SWEDEN (continued)
Svenska Cellulosa SCA, Cl B	17,185	$162,664
Svenska Handelsbanken, Cl A	12,595	137,000
Swedbank, Cl A	40,028	901,501
Swedish Match	4,844	246,828
Telefonaktiebolaget LM Ericsson, Cl A	10,086	89,495
Telefonaktiebolaget LM Ericsson, Cl B	367,016	3,199,656
Telia	92,128	415,380
Volvo, Cl B	63,650	951,500
Wihlborgs Fastigheter	5,040	56,970

		14,614,925

SWITZERLAND — 3.2%
Allreal Holding	1,039	159,489
ALSO Holding	422	47,850
Ascom Holding	5,181	82,719
Autoneum Holding	900	174,254
Baloise Holding	1,092	156,349
Burckhardt Compression Holding	1,605	532,264
Cie Financiere Richemont	39,880	2,918,290
Clariant	12,581	271,194
Comet Holding	800	80,862
Credit Suisse Group	216,573	2,842,769
dormakaba Holding	343	247,591
Emmi	139	101,026
EMS-Chemie Holding	499	274,979
Galenica (C)	5,633	302,023
Geberit	1,034	404,812
Georg Fischer	58	53,989
Givaudan *	265	643,062
Gurit Holding	72	65,341
Helvetia Holding	600	367,572
Inficon Holding	191	91,636
Intershop Holding	128	62,910
Julius Baer Group	23,991	1,096,704
Kuehne + Nagel International	12,893	1,793,486
LafargeHolcim	56,880	2,634,615
Landis+Gyr Group	1,540	93,426
LEM Holding	83	94,937
Mobimo Holding	450	100,308
Nestle	25,090	2,120,499
Novartis	11,522	1,009,483
Partners Group Holding	319	227,258
Roche Holding	9,894	2,407,804
Schindler Holding	1,683	354,931
Schmolz + Bickenbach *	56,843	41,709
SGS *	161	382,378

COMMON STOCK — continued
	Shares	Value
SWITZERLAND (continued)
Sika	4,440	$569,576
STMicroelectronics	41,563	630,819
Straumann Holding	636	434,146
Swatch Group *	4,001	454,023
Swiss Life Holding	4,257	1,607,021
Swiss Prime Site	2,797	227,170
Swiss Re	3,643	329,015
Swisscom *	1,256	575,404
TE Connectivity	36,860	2,779,981
Tecan Group	2,313	521,783
Temenos	27,436	3,772,910
Valora Holding	210	52,544
Vetropack Holding	70	160,552
Vontobel Holding	2,109	130,877
VP Bank	1,500	241,573
Zurich Insurance Group	1,605	499,117

		35,225,030

TAIWAN — 1.7%
Acer	394,000	276,308
Alpha Networks	126,000	55,379
Ardentec	117,000	101,524
Asia Vital Components	261,000	178,819
AU Optronics	87,000	34,302
AU Optronics ADR (B)	54,841	210,041
Cal-Comp Electronics Thailand	454,000	35,507
Cathay Financial Holding	151,292	239,579
Cathay Real Estate Development	120,000	71,357
Channel Well Technology	100,000	69,967
Cheng Shin Rubber Industry	61,000	85,853
Cheng Uei Precision Industry	100,000	68,836
Chia Chang	11,000	9,705
Chicony Electronics	19,477	38,963
China Airlines	191,000	56,541
China Life Insurance	73,140	69,493
China Steel Chemical	24,000	97,340
Chin-Poon Industrial	83,000	92,541
Chroma ATE	54,000	189,348
Chunghwa Telecom	214,000	757,296
Compal Electronics	567,000	312,424
Compeq Manufacturing	130,000	83,185
CTBC Financial Holding	117,915	78,691
CTCI	39,000	55,016
Darfon Electronics	252,000	289,927
E.Sun Financial Holding	107,645	71,316
Eclat Textile	33,252	394,923

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
TAIWAN (continued)
E-LIFE MALL	4,000	$8,054
Elite Semiconductor Memory Technology	109,000	104,269
Eva Airways	46,558	21,291
Everlight Electronics	70,000	60,175
Far Eastern New Century	102,939	103,295
Far EasTone Telecommunications	5,000	11,909
First Financial Holding	113,038	71,418
Formosa Chemicals & Fibre	37,000	133,924
Formosa Petrochemical	90,000	354,846
Formosa Plastics	231,556	755,814
Foxconn Technology	99,000	209,883
Getac Technology	106,000	124,694
Giant Manufacturing	12,000	45,762
Gigabyte Technology	91,000	118,959
Globe Union Industrial	393,000	185,431
Grand Pacific Petrochemical	651,000	438,657
Great Wall Enterprise	60,990	59,328
HannStar Display	380,000	83,508
Hiwin Technologies	27,028	174,695
Hon Hai Precision Industry	160,302	408,228
Hota Industrial Manufacturing	15,957	66,782
Hua Nan Financial Holdings	107,205	60,457
Huaku Development	30,000	60,789
Hung Sheng Construction	91,200	77,221
Inventec	34,000	27,415
Jarllytec	125,000	172,899
King Slide Works	5,000	51,950
King Yuan Electronics	183,000	106,749
Lien Hwa Industrial	94,710	93,201
Machvision	3,000	30,685
Makalot Industrial	15,209	81,592
Mega Financial Holding	75,683	63,960
Micro-Star International	53,000	116,986
Novatek Microelectronics	26,000	114,695
OBI Pharma *	19,000	74,298
Oriental Union Chemical	63,627	57,575
Pou Chen	197,000	199,591
Powertech Technology	122,000	266,529
Ruentex Industries	56,400	150,082
Shin Kong Financial Holding	889,629	291,818
Shinkong Insurance	80,000	92,687
Silicon Motion Technology ADR	140	5,263
Simplo Technology	24,000	139,224
SinoPac Financial Holdings	249,408	84,633
Sitronix Technology	67,000	173,222

COMMON STOCK — continued
	Shares	Value
TAIWAN (continued)
St. Shine Optical	3,000	$53,324
Standard Foods	31,000	46,536
Taiflex Scientific	61,000	59,437
Taishin Financial Holding	785,342	348,979
Taiwan Cooperative Financial Holding	143,029	80,429
Taiwan Glass Industry	72,000	30,831
Taiwan High Speed Rail *	132,000	130,963
Taiwan Paiho	15,000	22,154
Taiwan Sakura	83,000	89,725
Taiwan Semiconductor Manufacturing	99,000	748,667
Taiwan Semiconductor Manufacturing ADR	97,094	3,699,281
Tatung *	257,000	299,001
TCI	23,090	322,736
Tong Yang Industry	109,000	122,939
TOPBI International Holdings	28,000	81,893
TopKey *	15,000	43,192
Topoint Technology	137,700	76,542
TTY Biopharm	15,000	39,169
TURVO International	35,537	74,995
TYC Brother Industrial	45,000	33,230
UDE	57,000	43,197
U-Ming Marine Transport	42,000	43,842
Uni-President Enterprises	191,059	462,474
United Integrated Services	53,000	94,719
United Microelectronics	16,000	6,102
United Microelectronics ADR	71,433	134,294
Vanguard International Semiconductor	46,002	84,740
Voltronic Power Technology	3,150	50,849
Wah Lee Industrial	55,000	86,029
Walsin Lihwa	767,000	380,488
Walton Advanced Engineering	317,000	105,520
Wan Hai Lines	86,000	41,967
Winbond Electronics	552,000	239,046
Winstek Semiconductor	108,000	78,531
Wistron Information Technology & Services	35,000	55,424
Yuanta Financial Holding	644,000	312,187
Yulon Motor	60,000	35,000
Yungtay Engineering	30,000	54,681

		18,871,737

THAILAND — 1.1%
AAPICO Hitech	105,500	78,926
Advanced Info Service	46,600	275,523
Advanced Information Technology	276,600	173,553
Bangchak	480,000	477,828

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
THAILAND (continued)
Bangkok Airways	111,000	$39,176
Bangkok Bank	28,800	179,837
Bangkok Bank NVDR	8,300	51,828
Bangkok Chain Hospital NVDR	570,642	335,672
Bangkok Dusit Medical Services, Cl F	273,500	202,134
Bangkok Dusit Medical Services NVDR	360,402	266,360
Bangkok Expressway & Metro	468,225	120,058
Bangkok Land	1,300,600	67,482
Bank of Ayudhya	20,000	24,284
Berli Jucker	65,200	109,650
BTS Group Holdings	294,000	81,149
Central Pattana	37,000	88,175
Central Plaza Hotel	44,700	54,274
CP ALL	51,600	104,679
CP ALL NVDR	134,764	273,390
Electricity Generating	17,800	124,036
Fabrinet *	6,000	259,920
Glow Energy	23,700	59,876
Hana Microelectronics	340,900	372,779
Home Product Center	156,100	70,163
Indorama Ventures	77,700	127,156
Indorama Ventures NVDR	97,097	158,899
Inoue Rubber Thailand NVDR	15,900	9,833
IRPC NVDR	1,647,200	303,105
Kang Yong Electric NVDR	100	1,249
Kasikornbank	16,900	101,706
Kasikornbank NVDR	61,399	369,505
KCE Electronics	51,200	57,532
Kiatnakin Bank	83,900	180,328
Krung Thai Bank	1,261,500	764,891
Krung Thai Bank NVDR	316,000	191,602
Land & Houses NVDR	1,498,100	465,473
Major Cineplex Group	22,500	16,018
Mega Lifesciences	60,600	68,552
Muramoto Electron Thailand NVDR	2,100	13,430
Padaeng Industry	157,100	61,608
Pruksa Holding	557,000	339,409
PTT	150,000	230,769
PTT NVDR	443,287	681,980
PTT Exploration & Production NVDR	69,100	290,783
Quality Houses	4,196,700	397,515
Ratchaburi Electricity Generating Holding	43,900	64,890
Robinson	33,100	65,152
Samart	139,300	30,045
Sea ADR *	6,631	86,535

COMMON STOCK — continued
	Shares	Value
THAILAND (continued)
Sena Development	131,752	$14,387
Siam Cement	9,000	113,484
Siam Cement NVDR	1,500	18,914
Siam City Cement	7,126	51,591
Siam Global House	167,015	94,214
Sino-Thai Engineering & Construction *	107,100	80,123
Somboon Advance Technology	174,600	106,919
Star Petroleum Refining (C)	357,600	152,101
Star Petroleum Refining NVDR	170,800	72,648
Supalai	82,200	54,304
Super Energy *	639,000	13,493
Susco	1,974,400	175,105
Susco NVDR	295,100	26,172
SVI	428,500	72,386
Thai Airways International NVDR *	59,300	23,255
Thai Beverage	123,800	55,860
Thai Oil	32,700	83,600
Thai Oil NVDR	12,100	30,934
Thai Rayon NVDR	40,400	55,756
Thai Union Group, Cl F	147,200	73,711
Thai Wah	454,400	115,827
Thaicom	98,000	25,276
Thanachart Capital	428,100	681,215
Thanachart Capital NVDR	213,700	340,051
Tipco Asphalt	80,100	190,283
TMB Bank	1,027,500	70,670
TOA Paint Thailand NVDR	262,900	267,658
TPI Polene	711,800	38,650
TTW	81,600	30,277
Vibhavadi Medical Center	729,600	49,740
WHA	659,400	81,953

		12,229,274

TURKEY — 0.4%
Akbank T.A.S.	194,699	230,242
Aksa Akrilik Kimya Sanayii	39,800	64,439
Albaraka Turk Katilim Bankasi	260,400	61,494
Anadolu Cam Sanayii	158,513	85,643
Arcelik	19,306	53,639
Aselsan Elektronik Sanayi Ve Ticaret	14,346	64,831
Aygaz	34,775	75,652
BIM Birlesik Magazalar	29,967	425,680
DO & CO	675	61,056
Emlak Konut Gayrimenkul Yatirim Ortakligi ‡	483,068	144,326
Enka Insaat ve Sanayi	208,586	174,270
Eregli Demir ve Celik Fabrikalari	134,551	218,089

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
TURKEY (continued)
Global Yatirim Holding *	102,605	$45,524
Is Gayrimenkul Yatirim Ortakligi ‡	86,719	13,498
Iskenderun Demir ve Celik	23,433	29,136
Kardemir Karabuk Demir Celik Sanayi ve Ticaret, Cl D *	67,468	36,935
KOC Holding	124,793	347,838
Logo Yazilim Sanayi Ve Ticaret *	9,387	53,236
NET Holding *	167,129	66,378
Petkim Petrokimya Holding	22,391	20,350
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	129,854	70,159
Soda Sanayii	66,666	80,864
Sok Marketler Ticaret *	78,068	129,750
Tat Gida Sanayi	84,655	57,248
TAV Havalimanlari Holding	49,699	206,812
Tekfen Holding	15,425	58,614
Tofas Turk Otomobil Fabrikasi	68,492	258,548
Trakya Cam Sanayii	118,252	69,179
Tupras Turkiye Petrol Rafinerileri	10,931	257,552
Turk Hava Yollari AO *	77,019	193,596
Turkcell Iletisim Hizmetleri	117,890	239,382
Turkiye Garanti Bankasi	166,448	208,149
Turkiye Is Bankasi, Cl C	54,493	38,899
Turkiye Sinai Kalkinma Bankasi	422,799	53,705
Turkiye Vakiflar Bankasi TAO, Cl D	166,789	102,050
Ulker Biskuvi Sanayi *	25,465	67,334
Vestel Elektronik Sanayi ve Ticaret *	44,568	53,103
Yatas Yatak ve Yorgan Sanayi ve Ticaret *	81,876	56,687
Zorlu Enerji Elektrik Uretim *	256,577	50,952

		4,524,839

UNITED ARAB EMIRATES — 0.0%
Aldar Properties PJSC	349,600	164,657
Dubai Investments PJSC	280,400	123,667

		288,324

UNITED KINGDOM — 3.7%
3i Group PLC	15,566	174,731
Aon PLC	2,595	405,287
Ashtead Group PLC	20,491	506,938
ASOS PLC *	2,639	184,040
Assura PLC ‡	140,452	94,072
AstraZeneca	7,581	580,433
AVEVA Group PLC	23,237	777,586
Aviva PLC	15,889	87,025
B&M European Value Retail	113,364	603,951

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM (continued)
BAE Systems PLC	118,608	$797,138
Balfour Beatty PLC	140,477	472,416
Barratt Developments PLC	379,183	2,491,213
Bellway PLC	1,608	59,009
Berkeley Group Holdings PLC	1,956	87,531
BHP Billiton	8,766	175,062
Biffa PLC (C)	40,400	121,352
boohoo PLC *	87,603	238,393
BP PLC	39,194	284,205
British American Tobacco PLC	7,096	307,794
BTG PLC *	19,691	138,933
Bunzl PLC	2,985	88,175
Burford Capital	20,664	437,923
Cairn Homes *	21,123	33,925
Carnival	2,263	123,310
Centamin	58,701	74,656
Close Brothers Group PLC	11,000	206,966
Coca-Cola European Partners	7,900	359,371
Compass Group PLC	8,913	175,446
Computacenter PLC	6,175	86,664
Cranswick PLC	4,345	160,504
Croda International PLC	12,964	798,702
CYBG PLC	79,418	272,865
Daily Mail & General Trust, Cl A	5,957	53,262
Dart Group PLC	30,000	325,941
DCC PLC	2,000	171,662
De La Rue PLC	18,400	112,538
Dechra Pharmaceuticals PLC	5,250	153,403
Devro PLC	64,100	134,370
Diageo PLC	37,100	1,284,404
Dunelm Group PLC	21,300	162,401
easyJet PLC	64,363	987,226
Elementis PLC	23,435	61,407
Ferguson	1,378	93,053
Ferrexpo	32,700	87,314
Fresnillo	6,275	68,064
GlaxoSmithKline PLC	15,808	305,350
Globaltrans Investment GDR	59,229	580,444
Grainger PLC	11,624	40,265
Great Portland Estates PLC ‡	10,052	89,644
GW Pharmaceuticals ADR * (B)	8,422	1,157,941
Halfords Group PLC	38,400	151,372
Halma PLC	6,255	106,176
Hammerson PLC ‡	11,740	65,802
Headlam Group PLC	17,100	98,467
Highland Gold Mining	57,000	105,425

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM (continued)
Hon Hai Precision Industry GDR	62,986	$330,045
Howden Joinery Group PLC	8,109	48,622
HSBC Holdings PLC	52,472	432,533
Inchcape PLC	19,000	131,386
Indivior PLC *	31,217	75,155
Informa PLC	20,054	182,917
Inmarsat PLC	44,048	256,794
International Personal Finance	48,100	109,375
Intertek Group PLC	702	42,065
Just Eat PLC *	14,167	110,026
KAZ Minerals	24,553	162,818
Land Securities Group PLC ‡	17,015	185,559
Legal & General Group PLC	31,848	102,381
Linde PLC *	2,446	401,220
Lloyds Banking Group PLC	5,066,327	3,705,442
London Stock Exchange Group	2,199	121,284
LondonMetric Property PLC ‡	55,645	128,239
LSR Group PJSC GDR	27,687	51,498
Marshalls PLC	16,070	88,366
Merlin Entertainments	20,311	83,908
Micro Focus International	10,888	169,579
Mondi PLC	11,576	272,920
Moneysupermarket.com Group	21,097	79,092
Mosenergo PJSC ADR	50,000	111,000
National Express Group PLC	40,900	209,218
National Grid PLC	79,072	838,071
NMC Health	12,419	560,669
Numis PLC	22,500	83,546
OneSavings Bank PLC	39,700	189,379
Oxford Biomedica PLC *	21,252	187,461
Paddy Power Betfair	490	42,089
Pennon Group PLC	5,987	57,104
Petrofac	32,900	243,149
Pets at Home Group PLC	105,000	147,632
Phoenix Group Holdings	5,485	42,241
Polymetal International	14,103	130,548
QinetiQ Group PLC	94,000	333,659
Randgold Resources	753	59,193
Reckitt Benckiser Group PLC	31,423	2,543,642
Redrow PLC	30,800	208,063
RELX PLC	8,329	165,015
Rentokil Initial PLC	133,135	538,088
Rightmove PLC	20,650	119,344
Rio Tinto	6,171	300,011
Rolls-Royce Holdings PLC	4,646	49,824

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM (continued)
Ros Agro GDR	21,100	$212,688
Royal Mail PLC	10,739	49,278
RPC Group PLC	30,666	298,919
RSA Insurance Group PLC	10,202	73,599
Sage Group PLC	26,648	185,431
Savills PLC	2,156	19,980
Segro PLC ‡	23,011	180,770
Severn Trent PLC	14,598	347,620
Shaftesbury PLC ‡	10,627	121,843
Smith & Nephew PLC ADR (B)	9,600	315,648
Spirax-Sarco Engineering PLC	4,654	384,884
St. James’s Place PLC	4,859	62,946
Stagecoach Group PLC	62,800	122,654
Standard Life Aberdeen PLC	16,387	56,659
SThree PLC	30,500	119,489
Stock Spirits Group PLC	64,846	165,772
Synthomer PLC	8,619	48,915
TalkTalk Telecom Group	35,412	54,316
Tate & Lyle PLC	35,972	309,533
TCS Group Holding GDR	9,082	150,761
Tesco PLC	392,754	1,070,805
Tritax Big Box PLC ‡	72,485	132,397
Ultra Electronics Holdings PLC	2,889	53,101
Unilever PLC	5,303	281,062
UNITE Group PLC ‡	3,621	39,457
Vesuvius PLC	74,745	519,733
Victrex PLC	1,821	61,728
Vodafone Group PLC	256,448	484,542
Whitbread PLC	1,865	104,889
William Hill PLC	41,100	110,427
WPP	159,225	1,808,492

		40,180,055

UNITED STATES — 45.2%
Communication Services — 4.8%
Activision Blizzard	24,188	1,670,181
Alphabet, Cl A *	12,274	13,385,779
Alphabet, Cl C *	900	969,093
Altice USA, Cl A	3,511	57,264
AT&T	69,021	2,117,564
Boingo Wireless *	24,752	775,480
Cardlytics *	11,856	250,873
Care.com *	5,300	93,280
Cars.com *	26,000	678,860
Charter Communications, Cl A *	11,093	3,553,864
Comcast, Cl A	26,538	1,012,159

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Communication Services (continued)
DHI Group *	27,400	$45,758
Electronic Arts *	1,900	172,862
Entercom Communications, Cl A	41,990	272,515
Entravision Communications, Cl A	6,300	31,122
Facebook, Cl A *	41,127	6,242,667
Gannett	15,600	151,320
Interpublic Group of Companies	21,000	486,360
Lions Gate Entertainment, Cl A	23,600	452,176
Lions Gate Entertainment, Cl B	24,500	435,855
Marcus	10,100	394,102
Match Group * (B)	25,293	1,308,154
Meet Group *	5,300	23,373
Meredith	17,000	876,520
Netflix *	4,100	1,237,298
New York Times, Cl A	37,000	976,800
Nexstar Media Group, Cl A	7,163	536,437
Omnicom Group	2,100	156,072
Rosetta Stone *	18,412	382,785
Scholastic	11,000	477,180
Shenandoah Telecommunications	5,000	190,100
Sinclair Broadcast Group, Cl A	2,200	63,008
TechTarget *	1,200	24,384
TEGNA	106,000	1,223,240
T-Mobile US *	40,688	2,789,162
Townsquare Media, Cl A	12,700	87,630
United States Cellular *	3,900	186,303
Verizon Communications	87,340	4,986,241
Viacom, Cl B	12,900	412,542
Vonage Holdings *	9,900	131,274
Walt Disney	7,023	806,451
Yelp, Cl A *	4,500	192,690
Zayo Group Holdings *	74,735	2,233,082

		52,549,860

Consumer Discretionary — 5.2%
Aaron’s	4,600	216,798
Adtalem Global Education *	11,680	591,358
Advance Auto Parts	3,967	633,768
Amazon.com *	5,096	8,143,459
American Eagle Outfitters	23,401	539,627
American Public Education *	5,900	193,107
Aramark	16,830	604,534
Asbury Automotive Group *	500	32,550
AutoZone *	926	679,193
BBX Capital, Cl A	10,604	62,033

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
Beazer Homes USA *	14,500	$127,745
Big 5 Sporting Goods	2,900	10,179
BJ’s Restaurants	2,200	134,596
Bloomin’ Brands	5,800	115,710
BorgWarner	26,400	1,040,424
Boyd Gaming	7,600	201,856
Callaway Golf	2,100	44,940
Canada Goose Holdings *	6,356	346,847
Carriage Services, Cl A	25,213	480,560
Carrols Restaurant Group *	39,063	514,069
Century Casinos *	38,912	242,811
Century Communities *	5,800	123,076
Cheesecake Factory	3,426	165,613
Chico’s FAS	20,900	160,303
Children’s Place	286	42,728
Citi Trends	8,900	225,437
Columbia Sportswear	1,000	90,280
Container Store Group *	23,400	138,294
Cooper Tire & Rubber	30,000	926,700
Core-Mark Holding	3,500	134,435
CSS Industries	2,400	31,536
Dana	2,425	37,757
Dave & Buster’s Entertainment	800	47,640
Deckers Outdoor *	2,800	356,076
Del Frisco’s Restaurant Group *	12,100	81,675
Delta Apparel *	7,600	144,932
Dollar General	7,800	868,764
Dollar Tree *	5,389	454,293
Domino’s Pizza	5,828	1,566,508
DR Horton	18,900	679,644
eBay *	5,326	154,614
Eldorado Resorts *	1,160	42,340
Etsy *	1,200	51,024
Expedia Group	5,525	693,001
Express *	13,800	121,578
Fiat Chrysler Automobiles *	176,200	2,662,382
Flexsteel Industries	2,100	53,382
Fossil Group *	3,300	71,643
Gaia, Cl A *	21,435	313,165
Garrett Motion *	522	7,919
General Motors	21,900	801,321
Genesco *	3,500	149,765
Gentex	34,000	715,700
Genuine Parts	5,695	557,654
G-III Apparel Group *	10,975	437,463

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
Goodyear Tire & Rubber	22,600	$475,956
Group 1 Automotive	800	46,192
Groupon, Cl A *	50,600	165,462
Hasbro	9,405	862,533
Haverty Furniture	9,400	190,632
Hilton Grand Vacations *	7,006	188,251
Home Depot	9,912	1,743,323
Houghton Mifflin Harcourt *	61,371	411,186
International Game Technology	3,300	61,215
J Alexander’s Holdings *	6,700	70,685
Johnson Outdoors, Cl A	1,400	105,434
K12 *	4,000	85,640
KB Home	6,700	133,799
Kohl’s	13,600	1,029,928
La-Z-Boy, Cl Z	5,200	144,560
Lear	3,200	425,280
LGI Homes * (B)	5,211	222,979
Liberty Tax (B)	8,400	90,720
LKQ *	26,900	733,563
Lowe’s	4,658	443,535
M/I Homes *	7,700	186,109
Malibu Boats, Cl A *	2,800	112,560
Mattel *	77,200	1,048,376
MCBC Holdings *	20,672	613,545
McDonald’s	16,671	2,949,100
Modine Manufacturing *	35,477	461,556
Mohawk Industries *	3,502	436,804
Monro	2,014	149,842
Movado Group	1,900	73,169
Murphy USA *	1,652	133,201
Nautilus *	3,000	36,690
NIKE, Cl B	9,327	699,898
Nutrisystem	600	21,336
Office Depot	218,000	558,080
O’Reilly Automotive *	713	228,695
Party City Holdco *	1,500	15,705
Penske Automotive Group	7,078	314,122
PetMed Express	6,200	173,228
Potbelly *	3,600	42,048
PVH	4,487	541,985
RCI Hospitality Holdings	11,200	293,216
Red Lion Hotels *	31,766	347,202
Red Robin Gourmet Burgers *	800	24,160
RH *	300	34,713
Rocky Brands	8,500	244,120

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
Ross Stores	3,920	$388,080
RumbleON, Cl B * (B)	37,951	213,285
SeaWorld Entertainment *	6,101	159,358
ServiceMaster Global Holdings *	10,593	454,228
Shoe Carnival	7,900	321,767
Shutterfly *	700	35,000
Shutterstock	2,700	110,376
Sonic Automotive, Cl A	12,500	226,500
Stamps.com *	980	198,127
Starbucks	7,500	437,025
Stoneridge *	14,000	355,740
Strategic Education	400	50,328
Sturm Ruger	3,100	184,109
Tailored Brands	11,500	241,615
Target	3,800	317,794
Taylor Morrison Home, Cl A *	2,100	34,734
Tenneco, Cl A	2,540	87,452
Tiffany	7,628	848,996
Tilly’s, Cl A	4,200	74,508
TJX	23,398	2,570,972
TopBuild *	8,128	370,799
Tower International	17,226	511,440
Turtle Beach * (B)	9,212	163,513
Unifi *	1,100	25,179
Unique Fabricating (B)	13,500	95,850
Vail Resorts	2,077	521,992
Weight Watchers International *	2,100	138,810
Whirlpool	5,400	592,704
William Lyon Homes, Cl A *	7,500	101,700
Williams-Sonoma (B)	3,179	188,769
Winnebago Industries	5,600	154,336
Wolverine World Wide	6,030	212,075
Yum China Holdings	5,857	211,321
Yum! Brands	5,857	529,531
ZAGG *	16,900	204,659
Zumiez *	2,900	67,454

		56,835,265

Consumer Staples — 2.4%
Altria Group	14,296	929,812
Archer-Daniels-Midland	14,600	689,850
B&G Foods (B)	6,851	178,400
Bunge	12,900	797,220
Cal-Maine Foods	2,700	131,409
Casey’s General Stores	2,110	266,092

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Staples (continued)
Church & Dwight	13,796	$819,069
Clorox	3,000	445,350
Coca-Cola	54,123	2,591,409
Colgate-Palmolive	14,000	833,700
Constellation Brands, Cl A	2,300	458,229
Dean Foods	32,900	262,871
Estee Lauder, Cl A	2,600	357,344
General Mills	8,000	350,400
Hormel Foods	44,088	1,924,000
Hostess Brands, Cl A *	13,054	135,762
Ingles Markets, Cl A	5,600	184,464
John B Sanfilippo & Son	5,191	327,344
Kellogg	5,200	340,496
Kimberly-Clark	4,765	496,989
Mannatech	3,300	53,460
McCormick	5,833	839,952
Medifast	430	91,022
Molson Coors Brewing, Cl B	14,100	902,400
Natural Health Trends	3,959	90,028
PepsiCo	15,568	1,749,532
Performance Food Group *	7,900	231,628
Primo Water *	21,176	353,004
Procter & Gamble	27,810	2,466,191
SpartanNash	8,100	144,585
Sysco	8,400	599,172
TreeHouse Foods *	19,325	880,447
Turning Point Brands	695	28,565
USANA Health Sciences *	1,600	187,232
Village Super Market, Cl A	3,400	83,776
Walgreens Boots Alliance	37,210	2,968,242
Walmart	18,522	1,857,386
Weis Markets	2,400	110,760

		26,157,592

Energy — 2.4%
Abraxas Petroleum *	91,100	167,624
Apache	55,910	2,115,075
Apergy *	16,494	643,101
Bonanza Creek Energy *	5,500	141,625
C&J Energy Services *	7,695	144,512
Callon Petroleum *	54,480	543,166
Carrizo Oil & Gas *	6,600	120,186
Chevron	22,824	2,548,300
Concho Resources *	5,973	830,785
Continental Resources *	10,620	559,462

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Energy (continued)
Delek US Holdings	6,829	$250,761
Denbury Resources *	7,300	25,185
Energen *	10,500	755,685
EOG Resources	11,200	1,179,808
Evolution Petroleum	33,793	348,068
ExxonMobil	28,443	2,266,338
Golar LNG	3,400	91,052
Halliburton	21,200	735,216
Jagged Peak Energy * (B)	20,134	248,051
Laredo Petroleum *	30,600	160,344
Lonestar Resources US, Cl A *	46,112	354,601
Mammoth Energy Services	8,000	199,680
Marathon Petroleum	13,100	922,895
McDermott International *	86,592	669,356
Midstates Petroleum *	7,000	50,470
Nordic American Tankers (B)	4,100	10,619
Occidental Petroleum	5,407	362,647
Pacific Ethanol *	20,300	33,292
Par Pacific Holdings *	11,200	198,016
Parsley Energy, Cl A *	26,214	613,932
PDC Energy *	3,041	129,090
Peabody Energy	24,053	852,679
Penn Virginia *	5,106	351,191
Phillips 66	10,300	1,059,046
Pioneer Natural Resources	5,500	809,985
Renewable Energy Group *	17,300	537,684
Ring Energy *	76,330	544,233
Schlumberger	32,744	1,680,095
SilverBow Resources *	2,300	60,398
Superior Energy Services *	16,051	125,679
TechnipFMC	21,500	565,450
Unit *	7,900	182,727
Valero Energy	25,137	2,289,729
W&T Offshore *	26,800	180,632

		26,658,470

Financials — 6.5%
1st Constitution Bancorp	5,100	103,122
Aflac	7,200	310,104
AGNC Investment ‡	9,799	174,814
Alleghany	400	240,272
Allstate	3,900	373,308
Ambac Financial Group *	19,600	403,368
American Express	5,600	575,288
American International Group	52,175	2,154,306

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
American National Bankshares	4,100	$147,969
Ameriprise Financial	6,400	814,336
Annaly Capital Management ‡	14,548	143,589
Apollo Commercial Real Estate Finance ‡	13,960	261,192
Ares Commercial Real Estate ‡	8,300	120,101
ARMOUR Residential ‡	6,200	135,036
Associated Banc-Corp	37,799	876,181
Atlantic Capital Bancshares *	20,415	307,654
Axis Capital Holdings	4,200	234,318
BancorpSouth Bank	23,505	674,593
Bank of America	111,600	3,069,000
Bank of Commerce Holdings	14,600	174,324
Bank of NT Butterfield & Son	2,400	96,696
Banner	6,144	355,246
Bar Harbor Bankshares	7,500	191,775
BB&T	8,700	427,692
Berkshire Hathaway, Cl B *	7,153	1,468,368
Berkshire Hills Bancorp	7,700	256,949
Blue Capital Reinsurance Holdings	6,800	53,108
Bryn Mawr Bank	8,923	356,385
C&F Financial	2,400	116,520
Cadence BanCorp, Cl A	2,400	52,944
Camden National	5,700	231,135
Cannae Holdings *	17,509	323,391
Capital One Financial	26,959	2,407,439
Carolina Financial	4,585	151,718
Cathay General Bancorp	2,300	86,641
CenterState Bank	27,941	686,790
Central Pacific Financial	12,500	338,000
Charles Schwab	26,914	1,244,503
Chemical Financial	4,743	222,257
Chimera Investment ‡	13,300	247,380
Chubb	3,023	377,603
Cincinnati Financial	9,400	739,216
Citigroup	93,260	6,104,800
CME Group, Cl A	2,900	531,396
CNB Financial	9,800	250,880
CNO Financial Group	15,698	296,692
Cowen, Cl A *	5,000	74,000
Crawford, Cl B	16,300	150,123
Customers Bancorp *	1,600	32,784
Diamond Hill Investment Group	400	68,872
Dime Community Bancshares	6,400	103,168
Discover Financial Services	4,910	342,080

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
Dynex Capital ‡	21,100	$122,169
Eagle Bancorp *	6,037	296,839
Enterprise Financial Services	7,477	324,876
Essent Group *	7,400	291,708
Evans Bancorp	4,000	176,000
Everest Re Group	1,089	237,250
Farmers National Banc	13,900	182,090
FCB Financial Holdings, Cl A *	7,200	281,736
Federal Agricultural Mortgage, Cl C	6,100	426,024
FedNat Holding	6,300	135,639
Fidelity National Financial	7,300	244,185
Fidelity Southern	400	9,288
Fifth Third Bancorp	22,900	618,071
Financial Institutions	7,800	222,690
First Bancorp	4,900	139,944
First Busey	4,700	131,224
First Business Financial Services	6,600	138,138
First Commonwealth Financial	21,900	295,650
First Community Bankshares	7,600	262,428
First Defiance Financial	13,600	370,192
First Financial	4,800	220,128
First Internet Bancorp	8,472	218,323
First Interstate BancSystem, Cl A	8,518	353,156
Flushing Financial	5,800	131,602
FNB	22,470	265,820
Franklin Financial Network *	18,459	625,760
FS Bancorp	3,500	157,990
GAIN Capital Holdings	12,900	98,556
Gladstone Investment (B)	24,000	250,800
Goldman Sachs Group	4,300	969,091
Great Southern Bancorp	600	32,490
Guaranty Bancorp	5,398	140,456
Hancock Whitney	15,563	653,023
Hanmi Financial	12,000	251,760
Hanover Insurance Group	7,071	787,568
Hartford Financial Services Group	5,900	267,978
HCI Group	8,200	358,094
Heartland Financial USA	3,242	172,280
Heritage Commerce	38,285	555,515
Heritage Insurance Holdings	35,333	493,249
Hilltop Holdings	2,800	55,720
Horizon Bancorp	8,100	135,756
Horizon Technology Finance, Cl C	13,701	149,889
Houlihan Lokey, Cl A	1,600	65,888
IBERIABANK	5,585	416,027

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
Independent Bank	22,600	$500,138
Intercontinental Exchange	6,500	500,760
JPMorgan Chase	14,540	1,585,151
KeyCorp	50,033	908,599
Lakeland Bancorp	7,035	115,866
LCNB	4,900	83,251
LegacyTexas Financial Group	10,391	400,365
Legg Mason	2,900	81,838
Lincoln National	12,800	770,432
M&T Bank	1,000	165,410
Macatawa Bank	2,622	28,449
Maiden Holdings	18,000	63,180
Marsh & McLennan	4,600	389,850
Mercantile Bank	4,000	127,040
Meta Financial Group	4,836	122,061
MidWestOne Financial Group	7,500	216,075
Mortgage Investment Trust ‡	11,000	190,300
MSCI, Cl A	492	73,987
Nasdaq	10,660	924,329
National Commerce *	6,740	250,054
National Western Life Group, Cl A	800	215,424
New Mountain Finance	14,800	196,988
New Residential Investment ‡	15,200	271,776
New York Community Bancorp	16,100	154,238
New York Mortgage Trust ‡	31,200	191,568
Newtek Business Services	7,280	141,159
Northeast Bancorp	9,300	174,933
Northern Trust	8,200	771,374
Northrim BanCorp	5,400	205,362
OneMain Holdings, Cl A *	11,493	327,780
Pacific Premier Bancorp *	1,688	49,340
Parke Bancorp	8,286	163,566
PennantPark Investment	29,300	208,030
Peoples Bancorp	13,100	448,413
Peoples Bancorp of North Carolina	990	27,562
People’s Utah Bancorp	10,259	343,779
PNC Financial Services Group	4,000	513,960
Preferred Bank	14,811	761,434
Premier Financial Bancorp	7,500	133,050
Primerica	6,660	730,868
Radian Group	14,400	276,336
Raymond James Financial	7,800	598,182
Regional Management *	3,800	109,668
Republic Bancorp, Cl A	2,600	116,662
S&P Global	6,716	1,224,461

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
S&T Bancorp	3,400	$136,374
Selective Insurance Group	6,842	443,704
Shore Bancshares	8,766	141,308
Sierra Bancorp	9,500	258,685
Signature Bank	1,402	154,080
Simmons First National, Cl A	5,870	157,199
Southern National Bancorp of Virginia	10,000	151,100
State Bank Financial	14,032	358,798
Stifel Financial	5,415	247,574
Summit Financial Group	800	16,880
SunTrust Banks	5,700	357,162
SVB Financial Group *	5,161	1,224,344
Third Point Reinsurance *	22,900	253,274
THL Credit	24,600	189,420
Timberland Bancorp	4,300	124,786
Torchmark	4,100	347,106
Travelers	2,600	325,338
TriCo Bancshares	5,700	205,314
Triumph Bancorp *	20,318	728,603
Two Harbors Investment ‡	4,586	67,368
Umpqua Holdings	16,591	318,547
Union Bankshares	9,499	324,296
United Community Banks	14,783	367,653
United Community Financial	19,600	179,340
United Financial Bancorp	8,500	131,325
United Insurance Holdings	7,600	149,872
Universal Insurance Holdings	10,700	449,186
US Bancorp	10,115	528,711
Veritex Holdings *	12,183	287,031
Walker & Dunlop	2,233	93,697
Wells Fargo	18,171	967,242
West Bancorporation	5,500	120,945
Willis Towers Watson	14,355	2,055,062
Wintrust Financial	3,772	287,200
WR Berkley	3,400	258,060

		70,672,118

Health Care — 6.6%
AbbVie	10,700	832,995
Abeona Therapeutics *	8,841	76,033
Achillion Pharmaceuticals *	26,600	76,076
Acorda Therapeutics *	3,046	58,209
Addus HomeCare *	5,278	345,709
Adverum Biotechnologies *	18,403	77,293
Aeglea BioTherapeutics *	2,500	21,575

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
Aetna	2,500	$496,000
Akebia Therapeutics *	12,400	92,876
Albireo Pharma *	3,059	81,706
Alder Biopharmaceuticals *	5,000	63,500
Allena Pharmaceuticals *	2,800	23,044
Allergan	12,616	1,993,454
Allscripts Healthcare Solutions *	13,900	165,549
AMAG Pharmaceuticals *	4,100	88,150
Amedisys *	700	77,000
Amgen	5,900	1,137,461
Amicus Therapeutics *	3,100	34,658
AngioDynamics *	2,300	46,989
ANI Pharmaceuticals *	13,998	679,323
Antares Pharma *	70,986	212,248
Apellis Pharmaceuticals *	1,200	16,788
Aptevo Therapeutics *	19,200	64,704
Arena Pharmaceuticals *	1,800	64,188
Array BioPharma *	3,900	63,180
Arrowhead Pharmaceuticals * (B)	13,170	167,522
Assembly Biosciences *	6,376	145,883
Audentes Therapeutics *	4,855	136,911
Avanos Medical *	2,820	159,612
AxoGen *	14,292	532,949
Becton Dickinson	5,458	1,258,069
Bellicum Pharmaceuticals *	11,500	46,805
BioCryst Pharmaceuticals *	21,894	160,264
Biohaven Pharmaceutical Holding *	5,009	180,574
Bio-Rad Laboratories, Cl A *	3,572	974,620
BioSpecifics Technologies *	4,755	291,339
BioTelemetry *	12,040	699,524
Blueprint Medicines *	900	54,693
Bristol-Myers Squibb	19,939	1,007,717
Calithera Biosciences *	7,818	36,901
Cara Therapeutics * (B)	8,296	155,467
Cardiovascular Systems *	3,500	98,175
CareDx *	1,200	31,332
Celgene *	21,052	1,507,323
Centene *	3,200	417,024
Cerus *	17,700	118,590
Champions Oncology *	18,557	229,736
ChemoCentryx *	882	9,543
Chimerix *	22,400	78,176
Cigna	1,500	320,715
Clearside Biomedical *	6,800	36,856
Clovis Oncology *	4,100	47,683

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
Codexis *	13,006	$202,503
Computer Programs & Systems	1,400	35,000
Concert Pharmaceuticals *	4,300	64,156
CONMED	800	53,944
Cooper Companies	2,427	626,918
Corbus Pharmaceuticals Holdings * (B)	12,855	85,614
CryoLife *	14,426	446,917
CryoPort * (B)	33,233	368,886
Cymabay Therapeutics *	17,185	181,302
Cytokinetics *	4,200	28,098
CytomX Therapeutics *	13,607	194,036
CytoSorbents *	30,694	306,940
Danaher	4,500	447,300
Diplomat Pharmacy *	6,843	135,765
Eagle Pharmaceuticals *	1,400	68,936
Editas Medicine *	1,100	27,863
Edwards Lifesciences *	2,486	366,934
Eli Lilly	12,363	1,340,644
Emergent BioSolutions *	10,560	646,166
Enanta Pharmaceuticals *	1,000	77,160
Express Scripts Holding *	17,120	1,660,126
FibroGen *	4,200	180,054
Flexion Therapeutics * (B)	9,740	131,880
FONAR *	16,698	413,109
G1 Therapeutics *	27,284	1,091,633
Genomic Health *	3,000	215,130
Gilead Sciences	6,900	470,442
Global Cord Blood	15,500	94,705
Globus Medical, Cl A *	3,300	174,405
GlycoMimetics *	9,176	115,434
Haemonetics *	3,800	396,986
Halozyme Therapeutics *	9,600	149,088
HCA Healthcare	16,500	2,203,245
HealthStream	5,000	131,550
Henry Schein *	6,560	544,480
Heron Therapeutics *	800	22,208
Heska *	4,516	452,594
HMS Holdings *	3,000	86,460
ICU Medical *	1,030	262,372
Illumina *	3,022	940,295
ImmunoGen *	18,100	98,283
Incyte *	29,292	1,898,707
Infinity Pharmaceuticals *	14,395	28,790
Innoviva *	29,600	413,216
Inogen *	600	113,742

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
Integer Holdings *	4,100	$305,327
Intellia Therapeutics *	8,764	148,813
Intercept Pharmaceuticals *	600	57,606
Intersect ENT *	9,681	271,649
Intra-Cellular Therapies, Cl A *	5,600	95,088
IntriCon *	13,397	561,066
Intuitive Surgical *	3,946	2,056,576
Invitae *	6,600	93,654
Iovance Biotherapeutics *	14,666	133,167
Johnson & Johnson	24,200	3,387,758
Jounce Therapeutics *	8,598	34,736
KalVista Pharmaceuticals *	700	13,230
Karyopharm Therapeutics *	9,888	104,220
Kindred Biosciences *	24,355	354,122
Kura Oncology *	7,506	81,590
La Jolla Pharmaceutical * (B)	7,644	124,597
Lannett * (B)	11,300	41,358
Lantheus Holdings *	19,900	278,003
LeMaitre Vascular	16,300	435,210
Ligand Pharmaceuticals *	930	153,273
LivaNova *	2,152	241,002
Loxo Oncology *	500	76,330
Luminex	3,100	89,187
MacroGenics *	14,105	232,168
Masimo *	1,500	173,400
Medpace Holdings *	12,600	656,460
Medtronic	8,000	718,560
Merck	40,427	2,975,831
Meridian Bioscience	9,800	158,858
Momenta Pharmaceuticals *	7,545	94,388
NeoGenomics *	46,033	848,849
NewLink Genetics *	7,800	14,742
Novocure *	3,400	112,676
NuVasive *	4,681	262,932
Nuvectra *	5,000	100,050
Ophthotech *	19,500	44,070
Orthofix Medical *	2,100	127,722
OrthoPediatrics *	10,749	373,313
Otonomy *	24,400	56,852
Owens & Minor	6,600	52,140
Pacific Biosciences of California *	13,000	57,850
Paratek Pharmaceuticals * (B)	5,294	39,440
Patterson	36,906	833,337
Pfenex *	13,800	54,786
Pfizer	62,547	2,693,274

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
Pieris Pharmaceuticals *	14,478	$59,649
Portola Pharmaceuticals, Cl A *	1,000	19,690
Progenics Pharmaceuticals *	79,336	397,473
PTC Therapeutics *	3,900	150,228
Puma Biotechnology *	600	22,230
Quanterix * (B)	14,997	262,597
Quest Diagnostics	6,200	583,482
Quidel *	300	19,308
RadNet *	24,395	361,046
Reata Pharmaceuticals, Cl A *	500	29,465
Regeneron Pharmaceuticals *	5,246	1,779,653
REGENXBIO *	910	60,670
Revance Therapeutics *	7,324	159,443
Rhythm Pharmaceuticals *	600	16,806
Rigel Pharmaceuticals *	39,011	111,962
Sangamo Therapeutics *	18,221	230,860
Select Medical Holdings *	4,600	76,268
Senseonics Holdings *	47,342	175,639
Sientra *	23,819	490,433
Sorrento Therapeutics *	15,300	48,807
Spectrum Pharmaceuticals *	5,300	63,070
STAAR Surgical *	500	20,055
Stemline Therapeutics *	6,622	99,198
STERIS	3,402	371,873
Surmodics *	11,315	717,710
Syneos Health, Cl A *	4,087	186,490
T2 Biosystems * (B)	41,765	219,266
Tabula Rasa HealthCare *	9,929	733,555
Tactile Systems Technology *	11,043	723,096
Tandem Diabetes Care *	2,000	75,220
Tenet Healthcare *	4,200	108,066
TG Therapeutics * (B)	12,951	58,927
Thermo Fisher Scientific	1,500	350,475
Ultragenyx Pharmaceutical *	2,015	97,627
UnitedHealth Group	20,125	5,259,669
Vanda Pharmaceuticals *	14,922	283,070
Varex Imaging *	12,000	311,520
Varian Medical Systems *	6,950	829,622
Veracyte *	25,220	374,517
Verastem * (B)	40,725	206,476
Vericel *	13,648	152,175
Viking Therapeutics * (B)	13,511	183,750
Vocera Communications *	17,379	603,225
Voyager Therapeutics *	6,552	88,911
Waters *	2,572	487,883

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
WaVe Life Sciences *	3,371	$157,392
WellCare Health Plans *	810	223,552
Xencor *	1,400	45,808
Zogenix *	700	29,232

		71,723,126

Industrials — 4.5%
3M	3,966	754,571
AAR	2,700	128,466
ACCO Brands	24,400	196,908
Aerojet Rocketdyne Holdings *	2,300	81,236
AGCO	9,300	521,172
Alaska Air Group	3,006	184,629
Allegiant Travel, Cl A	630	71,908
Allied Motion Technologies	3,300	144,078
AMETEK	17,475	1,172,223
Applied Industrial Technologies	1,300	85,449
ARC Document Solutions *	61,200	139,536
ArcBest	6,166	228,882
Arconic	24,750	503,168
Armstrong Flooring *	7,500	116,625
ASGN *	3,954	265,234
Atkore International Group *	33,723	649,505
Atlas Air Worldwide Holdings *	7,872	406,353
Barrett Business Services	3,500	220,220
BMC Stock Holdings *	2,400	40,176
Boeing	8,300	2,945,338
Caesarstone	1,600	25,264
CAI International *	5,100	127,041
Carlisle	8,593	829,998
CBIZ *	28,040	621,927
CH Robinson Worldwide	3,709	330,212
Cintas	2,000	363,740
Columbus McKinnon	16,321	599,470
Comfort Systems USA	4,700	251,356
Commercial Vehicle Group *	20,985	140,390
Continental Building Products *	700	19,467
CRA International	10,379	437,475
CSW Industrials *	600	27,618
CSX	12,600	867,636
Cummins	5,700	779,133
Curtiss-Wright	800	87,568
Daseke *	31,015	188,571
Deere	3,410	461,850
DMC Global	18,077	696,868
Donaldson	7,600	389,728

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Industrials (continued)
Dover	15,657	$1,297,026
Ducommun *	10,523	391,035
Echo Global Logistics *	1,400	35,994
EMCOR Group	8,455	600,136
EnerSys	1,400	111,398
Equifax	1,700	172,448
Expeditors International of Washington	7,600	510,568
FedEx	4,000	881,360
Fortive	2,250	167,063
Genco Shipping & Trading *	4,100	45,182
Generac Holdings *	1,600	81,168
General Dynamics	2,400	414,192
General Electric	157,400	1,589,740
Gibraltar Industries *	11,068	394,464
Global Brass & Copper Holdings	8,310	262,762
Greenbrier	1,200	56,940
Harsco *	5,900	162,073
Hawaiian Holdings	7,200	249,192
Heartland Express	18,611	362,356
Heidrick & Struggles International	7,700	265,727
Heritage-Crystal Clean *	800	18,392
Hillenbrand	5,900	282,610
Honeywell International	5,227	756,974
Hurco	1,867	76,062
ICF International	2,300	169,372
IHS Markit *	14,516	762,525
Insperity	1,700	186,745
Interface, Cl A	8,200	133,578
Kadant	5,508	543,640
Kelly Services, Cl A	7,900	185,571
Kennametal	1,200	42,540
Kforce	6,900	212,658
Knoll	7,000	138,950
Korn	7,300	329,522
L3 Technologies	1,991	377,235
Leidos Holdings	1,675	108,506
Lockheed Martin	5,208	1,530,371
LSI Industries	5,600	24,192
Lydall *	500	14,935
Manitex International *	32,370	276,440
ManpowerGroup	5,000	381,450
Masonite International *	900	49,851
Matson	6,600	231,528
McGrath RentCorp	2,800	149,492
Meritor *	17,200	292,228

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Industrials (continued)
Milacron Holdings *	1,700	$23,800
Miller Industries	5,900	142,603
Mistras Group *	1,700	33,830
MYR Group *	6,382	213,095
Navigant Consulting	5,900	127,440
NCI Building Systems *	24,700	302,575
Nexeo Solutions *	10,700	111,815
Northrop Grumman	1,600	419,120
NV5 Global *	10,066	785,853
Orion Group Holdings *	6,600	31,152
Owens Corning	10,500	496,335
Park-Ohio Holdings	7,500	248,100
Quad	10,600	163,558
Quanta Services *	5,620	175,344
Raytheon	2,622	458,955
Resideo Technologies *	871	18,338
Roper Technologies	1,533	433,686
Rush Enterprises, Cl A	1,100	38,929
SkyWest	8,763	502,032
Southwest Airlines	4,000	196,400
Spartan Motors	15,851	106,677
SPX FLOW *	20,590	704,796
Standex International	700	56,784
Stanley Black & Decker	1,900	221,388
Stericycle *	13,300	664,601
Sterling Construction *	25,183	286,079
Teledyne Technologies *	3,219	712,300
Tennant	1,996	121,996
Terex	3,400	113,526
Tetra Tech	3,013	198,979
Timken	3,456	136,685
TriNet Group *	14,360	674,776
Triumph Group	12,700	231,775
TrueBlue *	9,000	209,970
Union Pacific	5,784	845,736
United Continental Holdings *	12,200	1,043,222
United Parcel Service, Cl B	9,078	967,170
United Technologies	5,564	691,104
Univar *	2,312	56,921
Universal Logistics Holdings	7,700	209,209
USA Truck *	20,430	401,858
Vectrus *	13,127	351,804
Verisk Analytics, Cl A *	7,700	922,768
Wabash National	17,400	262,740
Wabtec	4,100	336,282

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Industrials (continued)
Waste Management	7,000	$626,290
Watsco	1,068	158,256
Werner Enterprises	19,000	611,610
Wesco Aircraft Holdings *	19,791	201,472
Xylem	11,285	740,070

		49,216,984

Information Technology — 7.8%
Adesto Technologies * (B)	40,202	160,406
Adobe *	5,300	1,302,528
Akamai Technologies *	10,000	722,500
Altair Engineering, Cl A *	900	34,326
Amber Road *	37,241	331,445
Amphenol, Cl A	3,000	268,500
Apple	42,652	9,334,817
Applied Materials	20,900	687,192
Arrow Electronics *	3,600	243,756
Asure Software * (B)	23,581	262,692
Atlassian, Cl A *	24,002	1,821,992
Automatic Data Processing	6,330	912,026
Avaya Holdings *	13,400	220,028
AVX	20,889	348,429
Axcelis Technologies *	12,100	208,846
AXT *	41,702	274,816
Bel Fuse, Cl B	5,900	129,800
Belden	2,594	140,206
Benchmark Electronics	5,000	109,150
Black Knight *	13,704	668,344
Box, Cl A *	4,600	82,800
Brightcove *	32,648	261,837
CACI International, Cl A *	2,249	401,357
Carbonite *	13,489	461,459
Cardtronics *	2,000	54,320
Cirrus Logic *	1,400	52,416
Cisco Systems	46,247	2,115,800
ClearOne	6,900	11,385
Cloudera *	5,400	74,304
Coherent *	4,512	555,608
Cohu	7,458	155,126
CommVault Systems *	16,357	952,305
Conduent *	10,678	203,950
Cornerstone OnDemand *	4,800	236,400
Corning	30,300	968,085
Coupa Software *	300	19,449
Cree * (B)	14,000	543,480

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
CSG Systems International	2,200	$77,220
CyberArk Software *	4,923	336,044
Cypress Semiconductor	31,252	404,401
Data I *	3,600	17,964
Datawatch *	30,293	282,634
Dell Technologies, Cl V *	854	77,193
Diodes *	3,000	90,570
DXC Technology	3,100	225,773
EchoStar, Cl A *	51,217	2,076,849
eGain *	40,508	302,595
Electro Scientific Industries *	2,600	75,400
Endurance International Group Holdings *	11,500	113,505
Envestnet *	1,200	62,424
EPAM Systems *	1,959	234,042
EVERTEC	25,200	657,216
Evolving Systems *	16,100	30,107
Fair Isaac *	300	57,813
Fidelity National Information Services	3,100	322,710
Finisar *	8,908	148,675
Finjan Holdings *	26,200	95,368
Fiserv *	5,200	412,360
FLIR Systems	17,568	813,574
ForeScout Technologies *	1,800	49,572
FormFactor *	21,170	259,121
Fusion Connect * (B)	63,096	157,109
Hackett Group	38,631	790,777
HP	25,500	615,570
HubSpot *	800	108,520
Ichor Holdings * (B)	11,257	199,812
Immersion *	21,400	214,214
Insight Enterprises *	3,900	201,591
Intel	49,821	2,335,608
InterDigital	500	35,475
International Business Machines	2,500	288,575
inTEST *	13,300	97,755
Itron *	7,100	370,194
j2 Global	5,000	364,200
Jabil	32,000	791,360
Juniper Networks	72,000	2,107,440
KEMET	13,400	291,852
Key Tronic *	8,800	64,504
Kimball Electronics *	12,500	230,000
KLA-Tencor	3,800	347,852
Kulicke & Soffa Industries	15,000	304,950

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
Lam Research	4,800	$680,304
LogMeIn	1,200	103,344
Luxoft Holding, Cl A *	700	28,861
Mastercard, Cl A	22,511	4,449,749
MAXIMUS	2,400	155,928
Mesa Laboratories	1,798	328,477
Microchip Technology	12,941	851,259
Micron Technology *	9,946	375,163
Microsoft	66,552	7,108,419
MicroStrategy, Cl A *	2,100	264,537
MKS Instruments	2,897	213,480
Model N *	19,704	302,653
MoneyGram International *	35,400	150,096
Monotype Imaging Holdings	3,000	52,590
Motorola Solutions	6,128	751,048
Nanometrics *	8,800	282,128
NCR *	17,100	459,135
New Relic *	2,800	249,900
Nuance Communications *	40,000	695,600
NVIDIA	14,199	2,993,575
ON Semiconductor *	36,900	627,300
Oracle	12,165	594,139
Pagseguro Digital, Cl A * (B)	13,482	363,879
Paychex	11,031	722,420
Paylocity Holding *	3,700	243,423
PC Connection	12,300	407,622
PCM *	6,900	130,203
Photronics *	13,777	134,188
Plantronics	1,500	88,455
Plexus *	2,938	171,579
Progress Software	14,497	465,934
PTC *	8,253	680,130
QAD, Cl A	8,450	358,533
QUALCOMM	4,021	252,881
Qualys *	600	42,744
Red Hat *	9,399	1,613,244
Rudolph Technologies *	8,700	180,873
SailPoint Technologies Holding *	700	18,228
salesforce.com *	17,831	2,447,126
ScanSource *	3,800	147,744
Science Applications International	3,457	240,296
SendGrid *	2,200	79,904
SMART Global Holdings *	1,700	47,617
Spok Holdings	2,100	29,442
SPS Commerce *	1,800	167,562

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
Tech Data *	4,547	$321,291
Teradata *	26,600	968,240
Texas Instruments	900	83,547
Total System Services	14,900	1,358,135
Travelport Worldwide	10,300	154,088
TTEC Holdings	3,283	81,812
Ultimate Software Group *	3,480	927,872
Ultra Clean Holdings *	5,700	59,964
Unisys *	40,434	744,390
Universal Display (B)	14,587	1,794,347
Upland Software *	13,018	410,588
USA Technologies *	61,399	356,114
Verint Systems *	11,939	545,254
VeriSign *	1,393	198,558
Virtusa *	1,100	54,549
Visa, Cl A	21,736	2,996,308
Vishay Precision Group *	7,200	233,640
Wayside Technology Group	5,374	68,411
Worldpay, Cl A *	6,400	587,776
Zendesk *	2,100	115,437
Zix *	25,539	172,133

		85,456,534

Materials — 2.0%
Advanced Emissions Solutions	15,600	154,440
AdvanSix *	8,200	227,468
Air Products & Chemicals	4,118	635,613
American Vanguard	17,015	273,941
Avery Dennison	1,600	145,152
Balchem	1,061	99,363
Ball	7,110	318,528
Boise Cascade	1,300	40,027
CF Industries Holdings	35,312	1,696,035
Clearwater Paper *	1,600	38,624
Crown Holdings *	6,900	291,801
DowDuPont	11,112	599,159
Eastman Chemical	2,600	203,710
Ecolab	3,284	502,945
Ferro *	18,971	321,369
FMC	4,800	374,784
Friedman Industries	1,920	16,896
HB Fuller	4,619	205,361
Huntsman	29,200	638,896
International Flavors & Fragrances	4,173	603,666
International Paper	8,500	385,560

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Materials (continued)
Kaiser Aluminum	2,627	$250,537
KMG Chemicals	2,652	198,953
Koppers Holdings *	10,851	290,264
Kraton *	13,200	363,528
Linde	4,032	667,175
Louisiana-Pacific	10,507	228,737
Martin Marietta Materials	1,100	188,408
Materion	8,271	470,041
Minerals Technologies	900	49,275
Newmont Mining	9,309	287,834
OMNOVA Solutions *	9,900	73,161
Packaging Corp of America	2,500	229,525
PH Glatfelter	7,400	132,460
PPG Industries	3,294	346,166
Rayonier Advanced Materials	19,000	235,220
Resolute Forest Products *	11,800	132,986
RPM International	31,435	1,922,879
Ryerson Holding *	4,300	39,474
Schnitzer Steel Industries, Cl A	7,443	200,217
Sealed Air	7,800	252,408
Sensient Technologies	2,400	155,664
Sherwin-Williams	6,781	2,668,120
Southern Copper	13,334	511,226
Steel Dynamics	6,800	269,280
Stepan	1,500	123,885
TimkenSteel *	11,334	131,814
Trinseo	3,900	210,132
Universal Stainless & Alloy Products *	11,507	225,997
US Concrete *	6,341	206,970
Venator Materials *	14,400	97,344
Verso *	32,800	922,008
Vulcan Materials	7,590	767,653
WR Grace	14,169	918,010

		21,540,689

Real Estate — 1.7%
Acadia Realty Trust ‡	16,382	456,075
American Assets Trust ‡	2,700	103,572
American Tower, Cl A ‡	6,900	1,075,089
Ashford Hospitality Trust ‡	22,500	115,875
AvalonBay Communities ‡	3,639	638,208
Boston Properties ‡	5,209	629,039
Braemar Hotels & Resorts ‡	6,500	69,160
Brookfield Property, Cl A ‡	11,317	218,305
Camden Property Trust ‡	6,923	624,939

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Real Estate (continued)
Chatham Lodging Trust ‡	15,487	$301,996
City Office ‡	15,300	168,606
Consolidated-Tomoka Land	530	30,698
CoreSite Realty ‡	3,253	305,327
Crown Castle International ‡	8,221	893,952
Digital Realty Trust ‡	5,600	578,256
Equinix ‡	4,186	1,585,406
Equity Commonwealth ‡	28,845	859,004
Equity Residential ‡	10,400	675,584
Franklin Street Properties ‡	18,700	130,152
Getty Realty ‡	5,631	151,080
Gladstone Commercial ‡	15,000	284,850
Global Medical REIT ‡	1,200	10,992
Hudson Pacific Properties ‡	12,431	376,659
Independence Realty Trust ‡	43,839	434,444
Iron Mountain ‡	15,427	472,220
Jernigan Capital ‡	23,005	450,208
Kite Realty Group Trust ‡	11,100	175,824
MedEquities Realty Trust ‡	1,300	10,751
National Storage Affiliates Trust ‡	13,114	349,226
NorthStar Realty Europe ‡	12,398	166,381
Pebblebrook Hotel Trust ‡ (B)	12,158	409,846
PS Business Parks ‡	2,000	261,200
Public Storage ‡	3,600	739,692
QTS Realty Trust, Cl A ‡	11,940	457,541
Rexford Industrial Realty ‡	15,239	482,619
Ryman Hospitality Properties ‡	4,500	349,155
Sabra Health Care ‡	10,120	219,098
Simon Property Group ‡	5,946	1,091,210
Summit Hotel Properties ‡	24,300	279,936
Ventas ‡	11,800	684,872
Welltower ‡	9,900	654,093
Xenia Hotels & Resorts ‡	6,800	139,740

		18,110,880

Utilities — 1.3%
Alliant Energy	13,028	559,943
Ameren	3,647	235,523
American Electric Power	7,537	552,914
American Water Works	10,570	935,762
AquaVenture Holdings *	20,283	339,740
Atlantica Yield	12,600	247,086
Atmos Energy	8,525	793,507
Avista	3,612	185,729
Black Hills (B)	18,861	1,122,229

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Utilities (continued)
CMS Energy	3,900	$193,128
Consolidated Edison	3,400	258,400
Dominion Energy	9,100	649,922
DTE Energy	6,629	745,100
Duke Energy	10,176	840,843
Edison International	3,600	249,804
Eversource Energy	3,500	221,410
Exelon	13,000	569,530
IDACORP	3,709	345,901
New Jersey Resources	6,838	308,394
NextEra Energy	700	120,750
NiSource	41,158	1,043,767
Northwest Natural Holding	2,328	150,831
NorthWestern	1,991	116,991
PG&E	5,607	262,464
Portland General Electric	8,271	372,857
Public Service Enterprise Group	5,500	293,865
SCANA	5,052	202,333
South Jersey Industries	8,380	247,545
Southern	10,287	463,224
Spire	3,563	258,603
TerraForm Power, Cl A	15,846	178,584
WEC Energy Group	11,966	818,474
Xcel Energy	11,234	550,578

		14,435,731

		493,357,249

VIETNAM — 0.0%
Vietjet Aviation JSC	24,230	138,766

Total Common Stock (Cost $960,446,923)		1,056,906,558

PREFERRED STOCK — 0.5% (1)
BRAZIL — 0.4%
Alpargatas	29,100	119,794
Azul *	18,000	146,651
Banco do Estado do Rio Grande do Sul	118,000	621,153
Banco Inter (C)	25,900	288,056
Bradespar	30,500	281,683
Centrais Eletricas Santa Catarina	3,600	38,684
Cia de Gas de Sao Paulo - COMGAS, Cl A	3,000	43,362
Cia de Transmissao de Energia Eletrica Paulista	2,800	49,198

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2018

PREFERRED STOCK — continued
	Shares/ Number of Rights	Value
BRAZIL (continued)
Cia Ferro Ligas da Bahia - FERBASA	19,100	$96,745
Cia Paranaense de Energia	68,200	479,957
Itausa - Investimentos Itau	45,017	135,480
Lojas Americanas	22,893	114,480
Marcopolo	338,759	355,918
Metalurgica Gerdau, Cl A	198,918	420,660
Petroleo Brasileiro	30,400	225,539
Telefonica Brasil	47,572	550,820

		3,968,180

CHILE — 0.0%
Embotelladora Andina, Cl B	37,447	129,444

COLOMBIA — 0.0%
Avianca Holdings	106,700	67,278

GERMANY — 0.1%
Henkel & KGaA	5,721	625,825
RWE	5,183	86,296
STO & KGaA	1,000	103,297

		815,418

SOUTH AFRICA — 0.0%
Absa Bank	257	12,229

SOUTH KOREA — 0.0%
Hyundai Motor	6,800	422,482
LG Chemical	358	62,675
LG Household & Health Care	189	121,406

		606,563

Total Preferred Stock (Cost $5,331,661)		5,599,112

REGISTERED INVESTMENT COMPANY — 0.0%
REAL ESTATE — 0.0%
F&C Commercial Property Trust (Cost $106,344)	61,818	106,356

RIGHTS* — 0.0%
Banco de Credito e Inversiones, Expires 12/03/18	93	267
Beni Stabili SIIQ, Expires 11/14/18	66,788	—
Taishin Financial Holding, Expires 11/26/18	15,843	1,536

Total Rights (Cost $—)		1,803

WARRANTS* — 0.0%
	Number of Warrants/ Shares	Value
BTS Group Holdings, Expires 08/01/19	32,667	$—
Ezion Holdings, Expires 04/16/23	102,720	—
Padaeng Industry, Expires 05/18/21	52,366	—
Samart, Expires 12/31/21	46,433	—

Total Warrants (Cost $—)		—

SHORT-TERM INVESTMENT — 1.0%
BlackRock Liquidity Funds FedFund Portfolio, Cl I, 0.000% (G) (H) (Cost $10,952,045)	10,952,045	10,952,045

Total Investments in Securities — 98.1%
(Cost $976,836,973)		$1,073,565,874

A list of the outstanding forward foreign currency contracts held by the Fund at October 31, 2018, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
State Street	11/15/18	EUR	639,811	USD	561,300	$(3,296)
State Street	11/15/18	USD	5,516,100	EUR	6,346,245	90,985
State Street	01/10/19	USD	1,104,200	GBP	1,449,058	32,105
BBH	01/31/19	USD	759,500	AUD	538,622	134
BBH	03/20/19	USD	1,772,000	CHF	1,854,041	68,737

						$188,665

Percentages are based on net assets of $1,093,849,156.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security considered Master Limited Partnership. At October 31, 2018, these securities amounted to $3,018,900 or 0.3% of Net Assets.
(B)	This security or a partial position of this security is on loan at October 31, 2018. The total value of securities on loan at October 31, 2018 was $10,541,524.
(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”
(D)	Securities considered illiquid. The total value of such securities as of October 31, 2018 was $8 and represented 0.00% of Net Assets.
(E)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of October 31, 2018, was $8 and represented 0.0% of Net Assets.
(F)	Level 3 security in accordance with fair value hierarchy.
(G)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2018 was $10,952,045.
(H)	The rate reported is the 7-day effective yield as of October 31, 2018.
(I)	Interest rate unavailable.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2018

AUD — Australian Dollar

ADR — American Depositary Receipt

CHF — Swiss Franc

Cl — Class

EUR — Euro

GBP — British Pound

GDR — Global Depositary Receipt

LP — Limited Partnership

NVDR — Non-Voting Depositary Receipt

PLC — Public Limited Company

USD — United States Dollar

The following is a list of the inputs used as of October 31, 2018, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Common Stock
Argentina	$444,677	$—	$—	$444,677
Australia	18,565,042	—	—	18,565,042
Austria	3,954,054	—	—	3,954,054
Belgium	3,090,323	—	—	3,090,323
Bermuda	3,131,000	—	—	3,131,000
Brazil	14,865,347	—	—	14,865,347
Canada	29,411,261	—	—	29,411,261
Chile	2,122,179	—	—	2,122,179
China	40,532,435	—	—	40,532,435
Colombia	444,079	—	—	444,079
Denmark	8,549,350	—	—	8,549,350
Egypt	554,725	—	—	554,725
Finland	3,549,959	—	—	3,549,959
France	26,265,204	—	—	26,265,204
Germany	29,607,311	—	—	29,607,311
Greece	641,488	—	—	641,488
Hong Kong	27,214,021	—	—	27,214,021
Hungary	774,915	—	—	774,915
India	25,645,257	—	—	25,645,257
Indonesia	7,736,831	—	—	7,736,831
Ireland	5,759,312	—	—	5,759,312
Israel	4,584,309	—	—	4,584,309
Italy	14,142,763	—	—	14,142,763
Japan	47,098,186	—	—	47,098,186
Kenya	135,697	—	—	135,697
Malaysia	7,497,035	—	—	7,497,035
Mexico	7,092,270	—	—	7,092,270
Netherlands	23,131,077	—	—	23,131,077
New Zealand	1,741,599	—	—	1,741,599
Norway	4,542,976	—	—	4,542,976
Pakistan	387,146	—	—	387,146
Panama	651,870	—	—	651,870
Peru	384,655	—	—	384,655
Philippines	3,613,082	—	—	3,613,082
Poland	3,124,580	—	—	3,124,580
Portugal	1,606,817	—	8	1,606,825
Puerto Rico	546,113	—	—	546,113
Russia	7,687,969	—	—	7,687,969
Singapore	5,002,623	—	—	5,002,623
South Africa	10,213,681	—	—	10,213,681
South Korea	30,841,631	—	—	30,841,631
Spain	10,591,502	—	—	10,591,502
Sweden	14,614,925	—	—	14,614,925
Switzerland	35,225,030	—	—	35,225,030
Taiwan	18,871,737	—	—	18,871,737
Thailand	12,229,274	—	—	12,229,274
Turkey	4,524,839	—	—	4,524,839
United Arab Emirates	288,324	—	—	288,324
United Kingdom	40,180,055	—	—	40,180,055
United States	493,357,249	—	—	493,357,249
Vietnam	138,766	—	—	138,766

Total Common Stock	1,056,906,550	—	8	1,056,906,558

Preferred Stock
Brazil	3,968,180	—	—	3,968,180
Chile	129,444	—	—	129,444
Colombia	67,278	—	—	67,278
Germany	815,418	—	—	815,418
South Africa	12,229	—	—	12,229
South Korea	606,563	—	—	606,563

Total Preferred Stock	5,599,112	—	—	5,599,112

Registered Investment Company	106,356	—	—	106,356
Rights	—	1,803	—	1,803
Warrants	—	—	—	—
Short-Term Investment	10,952,045	—	—	10,952,045

Total Investments in Securities	$1,073,564,063	$1,803	$8	$1,073,565,874

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts * Unrealized Appreciation	$—	$191,961	$—	$191,961
Unrealized Depreciation	—	(3,296)	—	(3,296)

Total Other Financial Instruments	$—	$188,665	$—	$188,665

*	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

‡	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 instruments at the beginning and/or end of the year in relation to net assets.

For the year ended October 31, 2018, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to halt or events occurring after the close of the exchange or market on which the investment is principally traded. As of October 31, 2018, securities with a total value of $1,803 transferred from Level 1 to Level 2. For the year ended October 31, 2018, there were transfers between Level 1 and Level 3 assets in the amount of $8 due to pricing restrictions implemented by the Adviser. All transfers were considered to have occurred as of the end of the period.

Amounts designated as $— are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
October 31, 2018

Sector Weightings (unaudited) †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 25.7%
	Face Amount	Value
COMMUNICATION SERVICES — 0.8%
Iridium Communications 10.250%, 04/15/23 (A)	$650,000	$708,500
Salem Media Group 6.750%, 06/01/24 (A)	655,000	586,225
Virgin Media Finance 6.000%, 10/15/24 (A)	475,000	464,455

		1,759,180

CONSUMER DISCRETIONARY — 3.1%
Buena Vista Gaming Authority 13.000%, 04/01/23 (A)	495,000	495,000
Caesars Resort Collection 5.250%, 10/15/25 (A)	835,000	777,072
Carlson Travel 9.500%, 12/15/24 (A)	475,000	454,219
Codere Finance 2 Luxembourg 7.625%, 11/01/21 (A)	385,000	352,506
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500%, 02/15/23 (A)	275,000	279,812
Iconix Brand Group 5.750%, 08/15/23	280,000	124,950
MGM Resorts International 7.750%, 03/15/22	820,000	880,475
Service International 4.625%, 12/15/27	685,000	642,187
Servicios Corporativos Javer 9.875%, 04/06/21 (A)	337,000	342,143
Station Casinos 5.000%, 10/01/25 (A)	865,000	803,377
Univision Communications 5.125%, 02/15/25 (A)	885,000	808,890
Viking Cruises 5.875%, 09/15/27 (A)	580,000	549,550

		6,510,181

CORPORATE OBLIGATIONS — continued
	Face Amount(1)	Value
CONSUMER STAPLES — 3.0%
AMN Healthcare 5.125%, 10/01/24 (A)	$ 855,000	$824,006
Clearwater Seafoods 6.875%, 05/01/25 (A)	770,000	737,275
Dole Food 7.250%, 06/15/25 (A)	671,000	644,160
Grupo Nueva Pescanova Tranche A 2.430%, 05/23/24 (D) (E)	EUR 27,569	24,356
Grupo Nueva Pescanova Tranche B 1.000%, 05/23/29 (D) (E)	EUR 40,178	19,568
Grupo Nueva Pescanova Tranche C 1.000%, 05/23/34 (D) (E)	EUR 230,217	39,113
JBS USA 5.875%, 07/15/24 (A)	1,050,000	1,030,575
Nova Austral 8.250%, 05/26/21 (A)	850,000	800,237
Post Holdings 5.000%, 08/15/26 (A)	945,000	871,763
Simmons Foods 5.750%, 11/01/24 (A)	910,000	668,850
TreeHouse Foods 6.000%, 02/15/24 (A)	725,000	723,188

		6,383,091

ENERGY — 4.2%
Athabasca Oil 9.875%, 02/24/22 (A)	860,000	855,700
Baytex Energy 5.625%, 06/01/24 (A)	580,000	520,550
5.125%, 06/01/21 (A)	450,000	437,625
California Resources 8.000%, 12/15/22 (A)	1,405,000	1,250,450
CES Energy Solutions 6.375%, 10/21/24 (A)	CAD 610,000	447,150
Chesapeake Energy 5.500%, 09/15/26	210,000	197,426
Denbury Resources 5.500%, 05/01/22	1,250,000	1,081,250
Energen MTN 7.125%, 02/15/28	260,000	288,600
MEG Energy 7.000%, 03/31/24 (A)	1,353,000	1,329,322
Murphy Oil 7.050%, 05/01/29	270,000	289,146
6.875%, 08/15/24	75,000	77,897
Navios Maritime Acquisition 8.125%, 11/15/21 (A)	830,000	696,163
OKEA 8.886%, 06/28/23	700,000	722,741

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
October 31, 2018

CORPORATE OBLIGATIONS — continued
	Face Amount(1)	Value
ENERGY (continued)
Pioneer Energy Services 6.125%, 03/15/22	$ 760,000	$647,900

		8,841,920

FINANCIALS — 1.4%
Borealis Finance 7.500%, 11/16/22 (A)	540,000	529,200
Cooke Omega Investments 8.500%, 12/15/22 (A)	695,000	684,575
Gol Finance 7.000%, 01/31/25 (A)	535,000	468,754
Ladbrokes Group Finance 5.125%, 09/08/23	GBP 600,000	797,924
Minerva Luxembourg 6.500%, 09/20/26 (A)	500,000	461,875

		2,942,328

HEALTH CARE — 3.5%
Acadia Healthcare 5.625%, 02/15/23	560,000	560,700
5.125%, 07/01/22	275,000	274,312
Avanos Medical 6.250%, 10/15/22	550,000	554,813
Charles River Laboratories International 5.500%, 04/01/26 (A)	805,000	802,987
Evolent Health 2.000%, 12/01/21	160,000	186,160
HCA 4.750%, 05/01/23	637,000	643,370
4.500%, 02/15/27	394,000	382,673
Intercept Pharmaceuticals 3.250%, 07/01/23	390,000	364,484
Jazz Investments I 1.500%, 08/15/24	815,000	811,513
MEDNAX 5.250%, 12/01/23 (A)	880,000	878,900
Retrophin 2.500%, 09/15/25	300,000	290,575
Select Medical 6.375%, 06/01/21	680,000	685,950
Tenet Healthcare 4.500%, 04/01/21	900,000	895,500

		7,331,937

INDUSTRIALS — 4.5%
AECOM 5.875%, 10/15/24	605,000	615,587
Air Transport Services Group 1.125%, 10/15/24	320,000	291,241

CORPORATE OBLIGATIONS — continued
	Face Amount(1)	Value
INDUSTRIALS (continued)
ATS Automation Tooling Systems 6.500%, 06/15/23 (A)	$805,000	$825,125
BWX Technologies 5.375%, 07/15/26 (A)	840,000	842,100
Eagle Bulk Shipco 8.250%, 11/28/22	813,000	835,358
Engility 8.875%, 09/01/24	845,000	913,656
IHS Markit 5.000%, 11/01/22 (A)	835,000	852,368
JPW Industries Holding 9.000%, 10/01/24 (A)	530,000	539,275
Kratos Defense & Security Solutions 6.500%, 11/30/25 (A)	810,000	836,730
MPC Container Ships Invest BV 7.116%, 09/22/22	700,000	711,606
Multi-Color 4.875%, 11/01/25 (A)	840,000	768,600
Navios Maritime Holdings 11.250%, 08/15/22 (A)	650,000	565,500
Ritchie Bros Auctioneers 5.375%, 01/15/25 (A)	885,000	871,725

		9,468,871

INFORMATION TECHNOLOGY — 3.4%
Booz Allen Hamilton 5.125%, 05/01/25 (A)	845,000	824,931
DynCorp International 11.875%, 11/30/20	791,190	821,849
Gartner 5.125%, 04/01/25 (A)	700,000	694,750
II-VI 0.250%, 09/01/22	140,000	143,640
Leidos 7.125%, 07/01/32	446,000	478,335
5.500%, 07/01/33	295,000	265,607
Nutanix 0.000%, 01/15/23 (A) (B)	285,000	313,949
Qorvo 5.500%, 07/15/26 (A)	570,000	571,425
ServiceNow 0.000%, 06/01/22 (B)	605,000	853,827
Square 0.375%, 03/01/22	40,000	127,891
Stars Group Holdings BV 7.000%, 07/15/26 (A)	680,000	690,200
Viavi Solutions 1.000%, 03/01/24	580,000	623,769

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
October 31, 2018

CORPORATE OBLIGATIONS — continued
	Face Amount/ Shares	Value
INFORMATION TECHNOLOGY (continued)
Workday 0.250%, 10/01/22	$555,000	$616,455

		7,026,628

MATERIALS — 1.2%
Crown Americas 4.500%, 01/15/23	820,000	803,600
Kissner Holdings 8.375%, 12/01/22 (A) (D)	860,000	872,900
Largo Resources 9.250%, 06/01/21 (A)	324,000	338,580
LSB Industries 9.625%, 05/01/23 (A)	535,000	555,063

		2,570,143

REAL ESTATE — 0.3%
MPT Operating Partnership 5.000%, 10/15/27 ‡	680,000	638,996

UTILITIES — 0.3%
Stoneway Capital 10.000%, 03/01/27 (A)	650,441	604,917

Total Corporate Obligations (Cost $55,117,167)		54,078,192

EXCHANGE TRADED FUND — 23.5%
Ashmore Emerging Markets Total Return Fund (Cost $55,022,682)	6,662,039	49,365,712

COMMON STOCK — 23.2%
CONSUMER STAPLES — 0.0%
Grupo Nueva Pescanova Restructure * (D) (E)	19,285	28,396

ENERGY — 22.4%
American Midstream Partners LP (C)	92,096	545,208
Archrock	55,088	565,203
Blueknight Energy Partners (C)	30,777	68,941
Buckeye Partners (C)	63,138	2,071,558
Crestwood Equity Partners (C)	21,162	713,371
CrossAmerica Partners (C)	71,442	1,190,938
CSI Compressco (C)	51,364	236,274
DCP Midstream (C)	13,541	487,341
Delek Logistics Partners LP (C)	6,500	205,400
Enbridge Energy Escrow Account *	993,020	—
Enbridge Energy Management *	144,230	1,530,280
Energy Transfer (C)	280,137	4,353,329
EnLink Midstream Partners (C)	107,136	1,624,182

COMMON STOCK — continued
	Shares/ Face Amount	Value
ENERGY (continued)
GasLog Partners LP	17,616	$437,758
Genesis Energy (C)	130,990	2,896,189
Global Partners LP (C)	52,643	1,065,494
Golar LNG Partners LP (C)	62,332	879,505
Hoegh LNG Partners LP	6,882	122,568
Holly Energy Partners LP (C)	20,282	590,612
KNOT Offshore Partners LP (C)	25,835	528,842
Martin Midstream Partners LP (C)	113,127	1,541,921
NGL Energy Partners LP (C)	185,837	1,758,018
NuStar Energy LP (C)	114,029	2,701,347
PBF Logistics (C)	14,904	325,652
Plains GP Holdings, Cl A	87,500	1,869,875
Sanchez Midstream Partners (C)	25,600	184,320
Sprague Resources LP (C)	23,740	602,284
Summit Midstream Partners LP (C)	121,480	1,947,324
Sunoco (C)	141,186	3,860,025
Tallgrass Energy GP, Cl A (C)	134,412	2,924,805
Targa Resources	61,335	3,169,180
TC Pipelines LP (C)	71,300	2,192,475
Teekay LNG Partners LP (C)	35,052	498,089
Teekay Offshore Partners	6,400	13,952
USA Compression Partners LP (C)	182,393	2,672,057
USD Partners (C)	10,740	115,670
Western Gas Partners LP (C)	13,989	553,405

		47,043,392

FINANCIALS — 0.1%
Annaly Capital Management ‡	19,000	187,530

UTILITIES — 0.7%
AmeriGas Partners LP (C)	8,120	289,478
Suburban Propane Partners LP (C)	55,902	1,277,361

		1,566,839

Total Common Stock (Cost $58,671,159)		48,826,157

CONVERTIBLE BONDS — 21.2%
COMMUNICATION SERVICES — 2.6%
Boingo Wireless 1.000%, 10/01/23 (A)	$325,000	326,279
DISH Network 3.375%, 08/15/26	745,000	663,758
2.375%, 03/15/24	365,000	306,245
GCI Liberty 1.750%, 09/30/46 (A)	630,000	677,968

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
October 31, 2018

CONVERTIBLE BONDS — continued
	Shares/ Face Amount	Value
COMMUNICATION SERVICES (continued)
Gogo 3.750%, 03/01/20	$940,000	$879,079
IAC FinanceCo 0.875%, 10/01/22 (A)	310,000	433,139
Intelsat 4.500%, 06/15/25 (A)	120,000	201,838
Liberty Media -Liberty Formula One 1.000%, 01/30/23	420,000	453,033
Live Nation Entertainment 2.500%, 03/15/23 (A)	625,000	667,594
Twitter 0.250%, 06/15/24 (A)	655,000	614,148
Zillow Group 1.500%, 07/01/23	240,000	218,160

		5,441,241

CONSUMER DISCRETIONARY — 1.6%
Altaba 0.000%, 12/01/18 (B)	160,000	179,229
Booking Holdings 0.350%, 06/15/20	290,000	418,736
Caesars Entertainment 5.000%, 10/01/24	340,000	485,547
Etsy 0.000%, 03/01/23 (A) (B)	140,000	185,850
Liberty Media 2.125%, 03/31/48 (A)	810,000	785,806
RH 0.000%, 06/15/23 (A) (B)	770,000	677,668
Tesla 2.375%, 03/15/22	360,000	438,765
0.250%, 03/01/19	205,000	217,741

		3,389,342

CONSUMER STAPLES — 0.3%
Herbalife Nutrition 2.625%, 03/15/24 (A)	555,000	586,219

ENERGY — 1.3%
Cheniere Energy 4.250%, 03/15/45	905,000	692,431
Ensco Jersey Finance 3.000%, 01/31/24	460,000	420,069
Oasis Petroleum 2.625%, 09/15/23	380,000	428,265
Scorpio Tankers 3.000%, 05/15/22	810,000	679,948
Transocean 0.500%, 01/30/23	405,000	504,342

		2,725,055

CONVERTIBLE BONDS — continued
	Face Amount	Value
FINANCIALS — 0.4%
AXA 7.250%, 05/15/21 (A)	$460,000	$472,192
Encore Capital Europe Finance 4.500%, 09/01/23	120,000	102,396
GS Finance MTN 0.000%, 06/05/23 (B)	180,000	204,631

		779,219

HEALTH CARE — 5.2%
Alder Biopharmaceuticals 2.500%, 02/01/25	165,000	150,975
AMAG Pharmaceuticals 3.250%, 06/01/22	235,000	251,775
Amicus Therapeutics 3.000%, 12/15/23 (A)	125,000	245,277
Anthem 2.750%, 10/15/42	225,000	853,802
BioMarin Pharmaceutical 1.500%, 10/15/20	95,000	111,990
0.599%, 08/01/24	680,000	705,896
DexCom 0.750%, 05/15/22	355,000	512,591
Evolent Health 1.500%, 10/15/25 (A)	415,000	399,230
Exact Sciences 1.000%, 01/15/25	515,000	601,520
Horizon Pharma Investment 2.500%, 03/15/22	730,000	710,796
Illumina 0.500%, 06/15/21	210,000	282,902
0.000%, 08/15/23 (A) (B)	840,000	879,210
Insulet 1.375%, 11/15/24 (A)	580,000	654,666
Ligand Pharmaceuticals 0.750%, 05/15/23 (A)	650,000	620,939
Medicines 2.750%, 07/15/23	150,000	126,527
Neurocrine Biosciences 2.250%, 05/15/24	365,000	562,442
NuVasive 2.250%, 03/15/21	375,000	418,376
PTC Therapeutics 3.000%, 08/15/22	365,000	388,657
Sarepta Therapeutics 1.500%, 11/15/24 (A)	275,000	541,533
Supernus Pharmaceuticals 0.625%, 04/01/23 (A)	300,000	324,246
Teladoc Health 1.375%, 05/15/25 (A)	335,000	487,216

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
October 31, 2018

CONVERTIBLE BONDS — continued
	Face Amount	Value
HEALTH CARE (continued)
Vocera Communications 1.500%, 05/15/23 (A)	$285,000	$345,854
Wright Medical Group 1.625%, 06/15/23 (A)	861,000	871,216

		11,047,636

INDUSTRIALS — 1.5%
Aerojet Rocketdyne Holdings 2.250%, 12/15/23	190,000	279,042
Atlas Air Worldwide Holdings 1.875%, 06/01/24	245,000	260,466
Chart Industries 1.000%, 11/15/24 (A)	435,000	560,582
Diana Shipping Inc 0.000%, 09/27/23	400,000	400,000
Dycom Industries 0.750%, 09/15/21	130,000	130,951
Echo Global Logistics 2.500%, 05/01/20	270,000	266,495
Greenbrier 2.875%, 02/01/24	195,000	204,919
Navistar International 4.750%, 04/15/19	540,000	540,244
Patrick Industries 1.000%, 02/01/23 (A)	350,000	295,094
Titan Machinery 3.750%, 05/01/19	181,000	178,738

		3,116,531

INFORMATION TECHNOLOGY — 7.6%
Advanced Micro Devices 2.125%, 09/01/26	210,000	500,275
Akamai Technologies 0.125%, 05/01/25 (A)	415,000	404,884
Alteryx 0.500%, 06/01/23 (A)	270,000	365,719
Atlassian 0.625%, 05/01/23 (A)	535,000	612,874
Avaya Holdings 2.250%, 06/15/23 (A)	275,000	243,375
Citrix Systems 0.500%, 04/15/19	370,000	524,202
Coupa Software 0.375%, 01/15/23 (A)	130,000	200,850
Cree 0.875%, 09/01/23 (A)	595,000	555,941
Cypress Semiconductor 2.000%, 02/01/23 (A)	345,000	327,488
DocuSign 0.500%, 09/15/23 (A)	675,000	632,813

CONVERTIBLE BONDS — continued
	Face Amount	Value
INFORMATION TECHNOLOGY (continued)
Envestnet 1.750%, 12/15/19	$65,000	$66,950
1.750%, 06/01/23 (A)	375,000	376,172
Euronet Worldwide 1.500%, 10/01/44	410,000	627,059
FireEye 0.875%, 06/01/24 (A)	140,000	147,760
Five9 0.125%, 05/01/23 (A)	230,000	261,881
Guidewire Software 1.250%, 03/15/25	330,000	331,822
Intel 3.250%, 08/01/39	310,000	703,294
Lumentum Holdings 0.250%, 03/15/24	440,000	499,217
Microchip Technology 1.625%, 02/15/27	1,360,000	1,287,293
Micron Technology 3.000%, 11/15/43	335,000	436,504
MINDBODY 0.375%, 06/01/23 (A)	260,000	242,288
MongoDB 0.750%, 06/15/24 (A)	180,000	241,035
New Relic 0.500%, 05/01/23 (A)	475,000	497,296
Okta 0.250%, 02/15/23 (A)	245,000	333,896
ON Semiconductor 1.625%, 10/15/23	205,000	223,016
Palo Alto Networks 0.750%, 07/01/23 (A)	895,000	869,468
PROS Holdings 2.000%, 06/01/47	120,000	113,538
Pure Storage 0.125%, 04/15/23 (A)	480,000	489,587
Q2 Holdings 0.750%, 02/15/23 (A)	200,000	218,925
Rapid7 1.250%, 08/01/23 (A)	320,000	349,740
RealPage 1.500%, 11/15/22	295,000	407,197
RingCentral 0.000%, 03/15/23 (A) (B)	340,000	384,132
Splunk 0.500%, 09/15/23 (A)	470,000	449,818
Square 0.500%, 05/15/23 (A)	455,000	545,015
Synaptics 0.500%, 06/15/22	420,000	373,800

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
October 31, 2018

CONVERTIBLE BONDS — continued
	Face Amount/ Shares	Value
INFORMATION TECHNOLOGY (continued)
Twilio 0.250%, 06/01/23 (A)	$360,000	$448,996
Wix.com 0.000%, 07/01/23 (A) (B)	370,000	365,745
Zendesk 0.250%, 03/15/23 (A)	400,000	438,040

		16,097,905

MATERIALS — 0.1%
Allegheny Technologies 4.750%, 07/01/22	140,000	270,898

REAL ESTATE — 0.1%
Extra Space Storage 3.125%, 10/01/35 ‡ (A)	135,000	145,468

UTILITIES — 0.5%
NextEra Energy Partners 1.500%, 09/15/20 (A)	570,000	570,285
NRG Energy 2.750%, 06/01/48 (A)	480,000	499,560

		1,069,845

Total Convertible Bonds (Cost $43,894,800)		44,669,359

PREFERRED STOCK — 3.4%
MONACO — 0.1%
Scorpio Tankers, 8.250%	12,475	315,867

UNITED STATES — 3.3%
Assurant, 6.500% *	3,950	417,317
Bank of America, 7.250% *	590	750,067
Becton Dickinson and Co, 6.125% *	15,565	913,199
Blueknight Energy Partners, 11.000% * (C)	9,061	57,537
Crown Castle International, 6.875% * ‡	785	820,325
Fortive, 5.000% *	530	519,665
Hess, 8.000% *	6,530	414,590
International Flavors & Fragrances, 6.000%	12,725	732,705
NextEra Energy, 6.123% *	13,380	776,040
Rexnord, 5.750% *	3,335	190,662
Stanley Black & Decker, 5.375% *	3,030	278,003
Teekay Offshore Partners, 7.250% (C)	8,725	169,527
Wells Fargo, 7.500% *	715	909,473

		6,949,110

Total Preferred Stock (Cost $7,287,663)		7,264,977

SOVEREIGN DEBT — 0.6%
	Shares/Face Amount(1)	Value
Hellenic Republic Government Bond 3.000%, 02/24/20 (F)	EUR 870,000	$976,645
Mexican Bonos 6.500%, 06/10/21	MXN 6,150,000	287,765

Total Sovereign Debt (Cost $1,211,268)		1,264,410

LOAN PARTICIPATION — 0.3%
Gol LuxCo 6.500%, VAR Fixed+0.000%, 08/31/20 (Cost $547,700)	550,000	561,687

Total Investments in Securities — 97.9% (Cost $221,752,439)		$206,030,494

A list of the open futures contracts held by the Fund at October 31, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation
BP Currency	(10)	Dec-2018	$(819,763)	$(799,750)	$20,013
CAD Currency	(6)	Dec-2018	(462,960)	(455,970)	6,990
Euro Currency	(8)	Dec-2018	(1,171,910)	(1,135,550)	36,360

			$(2,454,633)	$(2,391,270)	$63,363

Percentages are based on net assets of $210,470,260.

*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	In U.S. dollars unless otherwise indicated.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”
(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	Security considered Master Limited Partnership. At October 31, 2018, these securities amounted to $41,128,479 or 19.5% of Net Assets.
(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of October 31, 2018, was $111,433 and represented 0.1% of Net Assets.
(F)	Underlying security for a written/purchased option.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
October 31, 2018

Cl — Class

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound Sterling

LP — Limited Partnership

MTN — Medium Term Note

MXN — Mexican Peso

VAR — Variable Rate

The following is a list of the inputs used as of October 31, 2018, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Corporate Obligations	$—	$53,995,155	$83,037	$54,078,192
Exchange Traded Fund	49,365,712	—	—	49,365,712
Common Stock	48,797,761	—	28,396	48,826,157
Convertible Bonds	—	44,669,359	—	44,669,359
Preferred Stock	7,264,977	—	—	7,264,977
Sovereign Debt	—	1,264,410	—	1,264,410
Loan Participation	—	561,687	—	561,687

Total Investments in Securities	$105,428,450	$100,490,611	$111,433	$206,030,494

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts * Unrealized Appreciation	$63,363	$—	$—	$63,363

Total Other Financial Instruments	$63,363	$—	$—	$63,363

* Futures contracts are valued at the unrealized appreciation on the instrument.

‡ A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets.

For the year ended October 31, 2018, there were transfers between Level 2 and Level 3 assets. As of October 31, 2018, securities with a total value $111,433 were classified as Level 3 due to the securities not being publicly traded and therefore fair valued by management. All transfers were considered to have occurred as of the end of the year.

Amounts designated as $— are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2018

Sector Weightings (unaudited) †:	Long	Short	Net
Registered Investment Companies	49.9%	(1.8)%	48.1%
U.S. Treasury Obligations	12.8	0.0	12.8
Industrials	4.7	(2.5)	2.2
Health Care	2.2	(1.3)	0.9
Energy	1.7	(1.1)	0.6
Communication Services	1.4	(1.1)	0.3
Financials	3.4	(3.2)	0.2
Materials	2.3	(2.3)	0.0
Utilities	0.5	(0.5)	0.0
Preferred Stock	0.0	0.0	0.0
Information Technology	3.2	(3.3)	(0.1)
Consumer Staples	0.7	(0.8)	(0.1)
Real Estate	2.8	(2.9)	(0.1)
Consumer Discretionary	3.5	(4.3)	(0.8)

Total			64.0
Other Assets and Liabilities, Net			36.0

			100.0%

† As a percentage of the Fund’s Net Assets.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 49.9%
	Shares/Face Amount	Value
EXCHANGE TRADED FUNDS — 1.3%
Health Care Select Sector SPDR Fund	35,600	$3,157,720
Technology Select Sector SPDR Fund	47,000	3,257,100

		6,414,820

OPEN-END FUNDS — 48.6%
AQR Long-Short Equity Fund, Cl R6	3,634,311	43,430,020
AQR Managed Futures Strategy HV Fund, Cl R6	5,431,689	45,028,700
AQR Style Premia Alternative Fund, Cl R6	5,679,166	53,327,366
ASG Managed Futures Strategy Fund, Cl Y	4,765,757	42,987,127
PIMCO All Asset All Authority Fund, Cl I	5,977,760	49,017,633

		233,790,846

Total Registered Investment Companies (Cost $273,265,212)		240,205,666

U.S. TREASURY OBLIGATIONS — 12.8%
U.S. Treasury Bills 2.326%, 06/20/19 (A)	$16,300,000	16,042,443
1.787%, 01/03/19 (A)	16,100,000	16,037,698
U.S. Treasury Notes 2.875%, 08/15/28	30,200,000	29,483,930

Total U.S. Treasury Obligations (Cost $62,273,396)		61,564,071

COMMON STOCK — 26.1%
	Shares	Value
AUSTRIA — 0.1%
Immobilien Anlagen	4,994	$162,566
S IMMO	5,751	98,359

		260,925

BELGIUM — 0.0%
Orange Belgium	3,396	61,005
Recticel	12,351	96,246

		157,251

BERMUDA — 0.3%
Assured Guaranty	25,800	1,031,484
Signet Jewelers	3,900	218,595

		1,250,079

BRAZIL — 0.2%
Cosan, Cl A	79,553	664,267
TIM Participacoes ADR	5,261	81,388

		745,655

CANADA — 1.1%
Aecon Group	22,500	323,541
Aimia *	29,300	87,914
BRP	12,500	502,868
Cineplex	4,600	126,806
Cogeco	2,300	107,972
Equitable Group	2,200	101,105
Genworth MI Canada	12,200	400,442
Husky Energy	11,700	165,397
Medical Facilities	14,000	149,098
Methanex	15,103	977,617
National Bank of Canada	3,800	172,500
North American Construction Group	9,941	105,946
Points International *	29,525	367,882
Precision Drilling *	29,497	71,088
Quebecor, Cl B	9,800	192,211
Surge Energy	65,100	100,880
Teck Resources, Cl B	30,406	628,492
TFI International	14,300	475,888
TORC Oil & Gas	9,400	38,630

		5,096,277

CHINA — 0.7%
Anhui Conch Cement, Cl H	71,000	366,682
Beijing Capital Land, Cl H	334,788	113,134
CECEP COSTIN New Materials Group * (D) (E)	781,000	29,878
Cheetah Mobile ADR *	11,969	114,064
China Communications Services, Cl H	226,000	182,715
China Petroleum & Chemical, Cl H	566,000	459,039

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
CHINA (continued)
CNOOC	294,000	$504,624
Fosun International	34,000	49,600
Hexindai ADR	12,684	98,301
Powerlong Real Estate Holdings	204,000	69,717
Regal International Airport Group	108,000	96,267
Sinopec Shanghai Petrochemical ADR	8,279	363,034
Sinotruk Hong Kong	347,413	498,839
Xinyuan Real Estate ADR	24,645	101,784
Xtep International Holdings	242,500	132,971

		3,180,649

COLOMBIA — 0.0%
Avianca Holdings ADR	19,399	97,189

DENMARK — 0.0%
IC Group	2,953	22,774
Per Aarsleff Holding	2,902	94,943
Scandinavian Tobacco Group (B)	7,835	118,889

		236,606

FINLAND — 0.0%
Cramo	486	9,259
Ramirent	15,217	111,168

		120,427

GERMANY — 0.4%
Amadeus Fire	1,032	118,058
bet-at-home.com	1,994	116,086
Borussia Dortmund GmbH & KGaA	8,179	88,655
Covestro	7,754	501,658
Deutz	13,674	101,910
Eckert & Ziegler	1,878	104,228
EDAG Engineering Group	4,179	82,928
Hornbach Baumarkt	3,460	92,095
Hornbach Holding & KGaA	1,765	116,748
JOST Werke (B)	3,530	123,146
Siltronic	6,242	573,233

		2,018,745

GREECE — 0.0%
StealthGas *	23,460	79,295

HONG KONG — 0.9%
Asia Cement China Holdings	117,876	101,162
Beijing Tong Ren Tang Chinese Medicine	42,000	70,697
Bright Smart Securities & Commodities Group	199,043	37,565
Cafe de Coral Holdings	44,000	95,384
Changgang Dunxin Enterprise * (D) (E)	586,000	9,714

COMMON STOCK — continued
	Shares	Value
HONG KONG (continued)
China Lesso Group Holdings	140,000	$73,732
China Merchants Land	482,784	62,180
China Oriental Group	346,000	273,554
China Resources Cement Holdings	424,000	373,611
China XLX Fertiliser	40,000	14,486
Chow Sang Sang Holdings International	28,000	45,346
CITIC	307,000	460,386
CITIC Telecom International Holdings	185,000	58,034
Dickson Concepts International	110,500	47,909
Emperor Capital Group	2,538,462	119,770
Emperor Entertainment Hotel	244,474	43,645
Giordano International	116,000	51,477
Hop Fung Group Holdings	572,000	29,176
IGG	357,304	376,352
IT	151,129	69,186
Liu Chong Hing Investment	76,000	109,707
Lonking Holdings	790,742	177,469
Luye Pharma Group (B)	196,500	151,598
NWS Holdings	129,000	255,304
Shanghai Haohai Biological Technology, Cl H (B)	14,900	77,902
SmarTone Tele-Communications Holdings	151,000	209,499
Sun Hung Kai	380,963	171,488
Tianyun International Holdings	610,000	91,788
United Laboratories International Holdings	156,000	108,417
Value Partners Group	280,000	207,806
Wasion Holdings	60,000	29,457
Weichai Power, Cl H	367,122	362,817
West China Cement	892,000	131,947

		4,498,565

IRELAND — 0.0%
Fly Leasing ADR *	14,175	186,401

ISRAEL — 0.1%
ADO Group *	6,021	132,313
Check Point Software Technologies *	2,000	222,000
IDI Insurance	1,911	107,370
Scope Metals Group	1,137	30,657
Summit Real Estate Holdings	13,329	120,324

		612,664

ITALY — 0.2%
Cairo Communication	25,247	79,926
Fiera Milano *	17,111	74,034
Gefran	13,301	96,267
Retelit	24,040	38,583
Sesa	3,673	99,845

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
ITALY (continued)
Unieuro (B)	9,353	$113,352
UnipolSai Assicurazioni	212,178	464,062

		966,069

JAPAN — 1.2%
Aeria	23,400	133,762
Ahresty	18,100	115,015
Asanuma	3,800	109,957
Endo Lighting	3,100	21,484
Feed One	68,700	116,900
Fujitsu Frontech	8,500	94,691
Fukuda Denshi	400	25,240
Geo Holdings	9,300	142,177
GMB	7,400	75,551
H-One	10,300	108,902
Ichiken	6,091	118,597
Innotech	6,400	71,297
Ishihara Sangyo Kaisha *	10,300	123,233
IwaiCosmo Holdings	9,400	120,296
J-Oil Mills	2,800	96,530
Kamei	9,400	108,633
Kato Works	4,300	123,472
KEL	11,100	95,127
Kitagawa	5,200	122,125
KYB	9,500	227,912
Look Holdings	11,380	116,084
Maeda Seisakusho	12,200	44,655
Makino Milling Machine	9,800	374,334
Meiho Enterprise	40,000	120,530
MetalArt	5,900	77,178
Misawa Homes	13,700	102,718
Mixi	21,700	474,252
Miyaji Engineering Group	5,000	120,663
Muto Seiko	13,900	73,174
Nippon Piston Ring	6,300	118,535
Nittetsu Mining	2,800	119,236
NuFlare Technology	2,300	115,984
Okura Industrial	4,400	80,330
Okuwa	11,000	110,161
Osaki Electric	15,800	101,100
Sanko Gosei	26,803	93,116
Sankyo Tateyama	9,300	104,593
Sansha Electric Manufacturing	2,700	25,931
Shibaura Mechatronics	3,765	114,435
SK-Electronics	2,300	37,893
T RAD	3,400	81,358

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
Taiho Kogyo, Cl A	11,100	$100,341
Takaoka Toko	4,200	60,300
Tera Probe *	12,024	97,505
Toa Road	3,312	105,963
Torex Semiconductor	8,600	109,296
Tsubakimoto Chain	6,100	235,166
UEX	18,735	113,239
YAC Holdings	14,728	102,986
Yurtec	16,300	123,079

		5,805,036

KUWAIT — 0.0%
Sungdo Engineering & Construction	12,232	45,942

MALAYSIA — 0.1%
Carlsberg Brewery Malaysia	9,400	39,986
Supermax	189,400	144,387
UEM Edgenta	130,760	79,996

		264,369

NETHERLANDS — 0.2%
Aegon	30,374	186,739
ASR Nederland	10,871	494,489
BinckBank	23,928	115,996
ForFarmers	10,194	115,115
Heijmans *	11,090	119,958
Koninklijke Volkerwessels	6,124	108,900

		1,141,197

NIGERIA — 0.0%
Access Bank	1,073,245	23,357
United Bank for Africa	980,183	21,332
Zenith Bank	716,021	46,354

		91,043

NORWAY — 0.1%
Austevoll Seafood	12,542	201,748
DNO	195,188	375,798

		577,546

PORTUGAL — 0.1%
Altri SGPS	3,341	29,327
CTT-Correios de Portugal	36,353	139,583
Semapa-Sociedade de Investimento e Gestao	5,568	106,455

		275,365

PUERTO RICO — 0.1%
OFG Bancorp	18,166	310,457
Triple-S Management, Cl B *	12,534	215,083

		525,540

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
SINGAPORE — 0.2%
Accordia Golf Trust	63,500	$22,692
China Sunsine Chemical Holdings	162,400	120,761
China Yuchai International	9,727	140,166
Japfa	178,700	85,793
Jiutian Chemical Group *	4,304,100	65,254
k1 Ventures (D) (E)	58,160	—
Lian Beng Group	278,500	93,493
Olam International	62,600	81,349
Yanlord Land Group	239,300	217,679

		827,187

SOUTH AFRICA — 0.0%
Harmony Gold Mining ADR *	59,923	110,258

SOUTH KOREA — 1.3%
Aekyung Petrochemical	17,074	122,861
Daesang Holdings	11,019	70,008
Daihan Pharmaceutical	2,933	110,546
DHP Korea	12,903	101,340
DongKook Pharmaceutical	3,793	184,732
Dongwon Industries	329	69,724
DY POWER	11,906	121,197
Global Standard Technology	14,382	58,623
Great Rich Technologies *	42,470	70,439
GS Home Shopping	1,513	257,312
Hana Financial Group	1,634	54,918
Hancom	7,598	85,678
Hansae Yes24 Holdings	1,943	15,056
Hansol Paper	8,650	132,078
Hanwha	1,366	33,684
Hanyang Eng	15,222	158,959
Heng Sheng Holding Group	140,776	119,583
Huons Global	2,188	74,882
Huvis	18,302	118,368
Hyundai Hy Communications & Network	4,698	17,315
Hyundai Telecommunication	8,065	67,943
Industrial Bank of Korea	33,892	441,662
INZI Display	40,504	47,807
JASTECH	8,042	42,978
JB Financial Group	24,705	119,021
JC Hyun System	18,666	85,013
KC	3,700	52,762
Korea Autoglass	6,596	65,407
Korea Petrochemical Industries	1,367	187,137
Kortek	3,914	48,944
Kumho Industrial	19,037	163,048

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA (continued)
LMS	9,345	$46,743
LOTTE Himart	2,347	115,543
MAKUS	11,873	39,540
Mhethanol	2,665	11,670
Mirae Asset Life Insurance	19,626	78,449
Orange Life Insurance	4,793	128,915
Organic Tea Cosmetics Holdings	78,729	204,154
Sam Young Electronics	7,609	74,785
Sam-A Aluminum, Cl A	10,729	38,178
Samchully	836	67,127
Samjin Pharmaceutical	1,103	35,813
Samsung Electro-Mechanics	374	38,728
Samsung SDS	2,494	421,302
Sangsin Energy Display Precision	4,002	48,991
Seohan	58,662	86,998
SK Hynix	7,999	478,726
Taeyoung Engineering & Construction	28,809	239,664
UniTest	17,159	185,210
Whanin Pharmaceutical	7,816	116,600
WiSoL	2,146	29,284
Woongjin Thinkbig	15,289	55,411
YeaRimDang Publishing *	24,096	107,206
Yuyu Pharma	12,067	114,894

		6,062,956

SWEDEN — 0.3%
Arjo	34,690	117,893
Bergman & Beving, Cl B	4,909	46,080
Elanders, Cl B	9,313	96,171
Fastighets Balder, Cl B *	11,313	284,088
G5 Entertainment	7,298	208,784
Hembla, Cl B *	6,395	109,295
International Petroleum *	27,830	119,973
Klovern, Cl B	102,800	118,739
Kungsleden	6,017	42,114
Lindab International	6,779	47,410
Orexo *	18,117	123,141
Tethys Oil	12,156	117,068

		1,430,756

SWITZERLAND — 0.1%
Feintool International Holding	1,269	118,943
Huber + Suhner	1,635	112,014
Swissquote Group Holding	2,559	133,140
Vetropack Holding	44	100,918

		465,015

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
TAIWAN — 0.0%
AU Optronics ADR	13,238	$50,702

UNITED KINGDOM — 0.2%
Amarin ADR *	12,352	257,292
Pearson ADR	42,766	487,533
Stolt-Nielsen	7,836	105,412

		850,237

UNITED STATES — 18.2%
Communication Services — 0.6%
Care.com *	18,131	319,106
DHI Group *	24,155	40,339
Entravision Communications, Cl A	41,951	207,238
Facebook, Cl A *	2,000	303,580
Glu Mobile *	18,991	133,887
Gray Television *	21,245	367,751
John Wiley & Sons, Cl A	1,600	86,784
Liberty TripAdvisor Holdings, Cl A *	26,065	375,857
Marcus	500	19,510
News	1,900	25,061
QuinStreet *	8,301	131,986
Telephone & Data Systems	18,874	581,885
Townsquare Media, Cl A	20,274	139,891

		2,732,875

Consumer Discretionary — 2.8%
Aaron’s	6,100	287,493
Abercrombie & Fitch, Cl A	24,500	482,650
Adtalem Global Education *	500	25,315
American Eagle Outfitters	20,300	468,118
American Outdoor Brands *	10,235	140,015
America’s Car-Mart *	2,558	191,594
Bed Bath & Beyond	10,300	141,522
Best Buy	9,300	652,488
BJ’s Restaurants	6,838	418,349
Bloomin’ Brands	10,700	213,465
Brunswick	1,700	88,383
Carrols Restaurant Group *	52,854	695,559
Children’s Place	2,100	313,740
Citi Trends	11,307	286,406
Clarus	17,388	170,402
Conn’s *	8,199	227,768
Del Frisco’s Restaurant Group *	2,400	16,200
Del Taco Restaurants *	600	6,540
DSW, Cl A	12,200	323,910
eBay *	7,000	203,210
Expedia Group	1,200	150,516

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
Fiesta Restaurant Group *	10,924	$281,948
Genesco *	3,536	151,305
Groupon, Cl A *	91,900	300,513
H&R Block	2,800	74,312
Hibbett Sports *	14,200	248,074
J Alexander’s Holdings *	21,086	222,457
Johnson Outdoors, Cl A	3,944	297,023
K12 *	16,612	355,663
M/I Homes *	12,392	299,515
Malibu Boats, Cl A *	4,098	164,740
MCBC Holdings *	11,508	341,557
Michael Kors Holdings *	1,500	83,115
Modine Manufacturing *	7,620	99,136
Monarch Casino & Resort *	4,378	169,735
Movado Group	4,546	175,066
New York *	19,672	77,901
Nutrisystem	1,400	49,784
PVH	700	84,553
RCI Hospitality Holdings	13,591	355,812
Regis *	7,318	123,235
Rocky Brands	14,431	414,458
Ruth’s Hospitality Group	15,332	414,424
Shutterstock	300	12,264
Tailored Brands	11,618	244,094
Tilly’s, Cl A	16,824	298,458
Town Sports International Holdings *	21,104	162,079
Urban Outfitters *	25,300	998,338
Vera Bradley *	15,768	207,980
Vista Outdoor *	19,230	240,375
Vitamin Shoppe *	34,492	268,003
Whirlpool	1,900	208,544
Winnebago Industries	6,551	180,546
Zumiez *	22,151	515,232

		13,623,882

Consumer Staples — 0.5%
Andersons	2,883	103,788
Campbell Soup	9,300	347,913
Central Garden & Pet, Cl A *	8,659	256,739
Coca-Cola Bottling Consolidated	200	34,526
Dean Foods	22,497	179,751
Flowers Foods	5,500	106,205
Ingles Markets, Cl A	6,088	200,539
Ingredion	1,800	182,124
Natural Grocers by Vitamin Cottage *	10,649	192,960
Natural Health Trends	5,000	113,700

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Staples (continued)
Nu Skin Enterprises, Cl A	400	$28,088
Performance Food Group *	4,100	120,212
Philip Morris International	6,300	554,841
US Foods Holding *	2,400	70,008
USANA Health Sciences *	951	111,286

		2,602,680

Energy — 1.2%
Abraxas Petroleum *	62,829	115,605
Arch Coal	2,300	220,570
Archrock	32,148	329,838
CONSOL Energy *	15,903	633,576
Exterran *	6,817	142,407
Extraction Oil & Gas *	14,600	116,654
Independence Contract Drilling *	21,071	84,495
KNOT Offshore Partners LP (C)	3,276	67,060
Laredo Petroleum *	25,200	132,048
Matrix Service *	12,855	261,342
McDermott International *	8,866	68,534
Newfield Exploration *	16,000	323,200
North American Construction Group	39,892	425,648
Northern Oil and Gas *	46,441	136,537
Overseas Shipholding Group, Cl A *	87,247	273,956
Pacific Ethanol *	35,178	57,692
PBF Energy, Cl A	14,600	611,010
Peabody Energy	3,300	116,985
Pioneer Energy Services *	42,088	125,001
Profire Energy *	32,027	73,022
Renewable Energy Group *	18,441	573,146
SandRidge Energy *	29,200	261,340
SEACOR Holdings *	2,800	134,372
Seadrill Partners	8,317	27,945
SilverBow Resources *	1,000	26,260
TransGlobe Energy	80,070	184,962
W&T Offshore *	24,276	163,620

		5,686,825

Financials — 2.3%
American National Bankshares	5,316	191,854
Anworth Mortgage Asset ‡	19,648	85,665
Ares Commercial Real Estate ‡	14,675	212,347
Bank of Marin Bancorp	2,961	251,655
Berkshire Hills Bancorp	9,009	300,630
Blucora *	7,604	219,908
Blue Hills Bancorp	8,992	208,704
Boston Private Financial Holdings	15,305	206,617

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
Brookline Bancorp	13,428	$208,134
Bryn Mawr Bank	5,036	201,138
Century Bancorp, Cl A	4,371	328,349
Dime Community Bancshares	8,299	133,780
Dynex Capital ‡	39,798	230,430
Entegra Financial *	4,471	101,447
Enterprise Financial Services	7,740	336,303
Essent Group *	700	27,594
Exantas Capital ‡	12,509	141,852
Farmers National Banc	18,211	238,564
FCB Financial Holdings, Cl A *	700	27,391
Federal Agricultural Mortgage, Cl C	4,252	296,960
FedNat Holding	16,704	359,637
Financial Institutions	3,637	103,836
First Busey	11,613	324,235
First Defiance Financial	11,494	312,867
First Financial Northwest	16,480	249,013
First Internet Bancorp	6,248	161,011
First Merchants	9,836	409,276
First of Long Island	6,408	129,506
FS Bancorp	3,555	160,473
Horizon Bancorp	15,550	260,618
Independent Bank Group	5,781	334,778
KKR Real Estate Finance Trust ‡	5,559	111,625
Mercantile Bank	4,512	143,301
Meridian Bancorp	12,503	198,048
MGIC Investment *	2,100	25,641
Navient	13,900	160,962
Old Second Bancorp	20,764	295,264
Oritani Financial	8,952	130,789
Peapack Gladstone Financial	10,358	279,562
PennyMac Financial Services, Cl A	11,613	232,144
Ready Capital ‡	8,173	125,210
Reinsurance Group of America, Cl A	1,300	185,081
Riverview Bancorp	19,283	163,327
Santander Consumer USA Holdings	8,300	155,625
Sierra Bancorp	11,932	324,908
Stock Yards Bancorp	4,332	137,368
Third Point Reinsurance *	39,800	440,188
TriState Capital Holdings *	5,201	131,169
Two River Bancorp	7,681	119,132
United Community Banks	6,469	160,884
United Community Financial	15,102	138,183
Unum Group	7,000	253,820
Walker & Dunlop	5,374	225,493

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
Western Asset Mortgage Capital ‡	26,234	$261,553

		11,153,849

Health Care — 1.7%
Addus HomeCare *	5,838	382,389
Agilent Technologies	4,500	291,555
Akorn *	6,900	46,023
AngioDynamics *	8,605	175,800
Applied Genetic Technologies *	15,818	99,337
Assertio Therapeutics *	18,491	89,774
athenahealth *	2,600	331,604
Bausch Health *	23,916	547,198
Biogen *	190	57,811
BioSpecifics Technologies *	2,153	131,914
Bristol-Myers Squibb	7,000	353,780
Cantel Medical	1,400	110,810
Cerus *	17,600	117,920
CRH Medical *	31,114	97,387
Cutera *	1,100	22,330
DENTSPLY SIRONA	1,500	51,945
Eagle Pharmaceuticals *	8,057	396,727
Enzo Biochem *	20,988	69,680
FONAR *	1,441	35,650
Harvard Bioscience *	25,575	101,277
Humana	80	25,633
ICU Medical *	820	208,879
Innoviva *	26,727	373,109
Intersect ENT *	5,212	146,249
Lantheus Holdings *	10,071	140,692
Medpace Holdings *	11,300	588,730
Meridian Bioscience	2,547	41,287
Minerva Neurosciences *	3,803	41,719
NuVasive *	1,700	95,489
Ophthotech *	31,714	71,674
Orthofix Medical *	700	42,574
Owens & Minor	12,100	95,590
Patterson	4,000	90,320
PDL BioPharma *	52,107	129,746
Providence Service *	3,808	251,671
R1 RCM *	21,936	185,798
RadNet *	15,302	226,470
RTI Surgical *	54,221	248,332
Simulations Plus	8,277	167,278
Spectrum Pharmaceuticals *	8,583	102,138
Surmodics *	5,650	358,379

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
Teleflex	360	$86,666
Tetraphase Pharmaceuticals *	19,000	38,950
Tivity Health *	4,709	162,037
Vanda Pharmaceuticals *	5,311	100,750
Varex Imaging *	5,000	129,800
WellCare Health Plans *	1,080	298,069

		7,958,940

Industrials — 2.5%
ACCO Brands	32,505	262,315
Aegion, Cl A *	1,697	32,854
AerCap Holdings *	11,300	565,904
Allied Motion Technologies	3,215	140,367
ARC Document Solutions *	59,221	135,024
ArcBest	14,146	525,099
Armstrong Flooring *	13,468	209,427
Atkore International Group *	71,617	1,379,343
Barrett Business Services	5,100	320,892
CBIZ *	19,248	426,921
Columbus McKinnon	4,701	172,668
Commercial Vehicle Group *	33,314	222,871
Continental Building Products *	5,854	162,800
Covenant Transportation Group, Cl A *	8,949	223,993
CRA International	9,514	401,015
Cummins	900	123,021
DMC Global	2,571	99,112
DXP Enterprises *	5,241	166,559
Federal Signal	6,562	144,298
GMS *	600	9,864
Graham	5,535	136,216
HD Supply Holdings *	9,400	353,158
Heidrick & Struggles International	9,621	332,021
Huntington Ingalls Industries	800	174,784
Hurco	4,519	184,104
JELD-WEN Holding *	5,300	86,178
Kadant	2,265	223,555
Kelly Services, Cl A	9,345	219,514
Korn	700	31,598
LB Foster, Cl A *	16,820	305,788
ManpowerGroup	1,200	91,548
Masco	5,700	171,000
MYR Group *	6,667	222,611
NCI Building Systems *	26,863	329,072
Nielsen Holdings	2,400	62,352
Orion Group Holdings *	22,791	107,574
Owens Corning	2,600	122,902

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Industrials (continued)
Patrick Industries *	7,118	$309,704
PGT Innovations *	11,941	241,925
Pitney Bowes	5,500	36,410
Raven Industries	9,648	419,495
Ryder System	1,000	55,310
Safe Bulkers *	33,508	84,775
Spartan Motors	9,109	61,304
Star Bulk Carriers *	11,816	143,564
Stericycle *	900	44,973
Titan Machinery *	16,633	237,020
Universal Forest Products	9,138	258,331
USA Truck *	5,205	102,382
Vectrus *	17,113	458,628
Veritiv *	3,846	128,226
VSE	5,179	162,413
Wabash National	18,135	273,838
Woodward	1,300	95,732

		11,992,352

Information Technology — 2.7%
Adobe *	1,300	319,488
Advanced Energy Industries *	7,065	304,007
Agilysys *	15,202	247,337
American Software, Cl A	2,900	33,379
Aspen Technology *	9,600	814,944
AudioCodes	52,038	647,873
Bel Fuse, Cl B	8,413	185,086
Cadence Design Systems *	1,900	84,683
ChannelAdvisor *	11,120	128,770
Citrix Systems	9,700	993,959
Cognizant Technology Solutions, Cl A	1,900	131,157
Cohu	10,693	222,414
CommScope Holding *	2,400	57,744
Comtech Telecommunications	5,841	163,081
Control4 *	6,500	181,480
CoreLogic *	1,000	40,620
CTS	3,251	86,769
Daktronics	7,800	57,018
DXC Technology	1,400	101,962
EchoStar, Cl A *	2,900	117,595
eGain *	6,100	45,567
EVERTEC	31,600	824,128
Extreme Networks *	7,700	42,735
Finjan Holdings *	18,500	67,340
Genpact	4,000	109,640
Immersion *	24,600	246,246

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
Information Services Group *	37,209	$152,929
Inseego *	45,838	161,808
InterDigital	1,000	70,950
inTEST *	10,262	75,426
Intuit	200	42,200
IPG Photonics *	600	80,130
j2 Global	4,500	327,780
Jabil	2,000	49,460
Kimball Electronics *	19,621	361,026
Kulicke & Soffa Industries	12,601	256,178
Limelight Networks *	36,194	145,862
LivePerson *	8,211	185,569
LogMeIn	2,300	198,076
MicroStrategy, Cl A *	700	88,179
MobileIron *	45,497	219,978
MoneyGram International *	3,000	12,720
NCR *	1,100	29,535
NetApp	1,100	86,339
Novanta *	3,927	228,591
Nuance Communications *	3,900	67,821
Oracle	8,300	405,372
Paylocity Holding *	1,200	78,948
PC Connection	9,857	326,661
Perceptron *	23,946	190,371
Perficient *	10,297	257,631
Perspecta	5,700	139,593
PFSweb *	22,095	156,654
Progress Software	19,700	633,158
Rudolph Technologies *	13,484	280,332
ScanSource *	5,104	198,444
SolarEdge Technologies *	2,321	89,892
Sykes Enterprises *	4,519	138,598
SYNNEX	2,220	172,294
Tech Data *	2,800	197,848
VeriSign *	400	57,016
Vishay Precision Group *	6,536	212,093
Xerox	2,500	69,675
Zix *	26,328	177,451

		12,877,610

Materials — 1.1%
Berry Global Group *	5,300	231,186
Boise Cascade	1,300	40,027
Core Molding Technologies	13,160	89,620
FutureFuel	21,883	358,881
Greif, Cl A	1,300	61,490

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Materials (continued)
Huntsman	13,900	$304,132
Intrepid Potash *	66,845	264,038
Koppers Holdings *	9,251	247,464
Kraton *	3,788	104,322
Louisiana-Pacific	29,300	637,861
Mercer International	33,937	516,182
Norbord	11,091	282,044
OMNOVA Solutions *	23,946	176,961
Resolute Forest Products *	36,462	410,927
Trinseo	700	37,716
Universal Stainless & Alloy Products *	10,209	200,505
Verso *	33,227	934,011
Warrior Met Coal	19,545	547,260

		5,444,627

Real Estate — 2.4%
American Assets Trust ‡	25,300	970,508
American Homes 4 Rent, Cl A	20,100	423,507
Ashford Hospitality Trust ‡	30,741	158,316
Braemar Hotels & Resorts ‡	41,512	441,688
Brixmor Property Group ‡	13,100	212,220
CatchMark Timber Trust, Cl A ‡	24,163	213,843
Cedar Realty Trust ‡	13,600	51,272
CoreSite Realty ‡	1,400	131,404
CyrusOne ‡	4,600	244,858
Equinix ‡	2,540	962,000
Equity LifeStyle Properties ‡	8,900	842,741
Franklin Street Properties ‡	17,577	122,336
Host Hotels & Resorts ‡	23,700	452,907
Investors Real Estate Trust ‡	30,531	165,783
NexPoint Residential Trust ‡	11,345	404,336
Paramount Group ‡	68,900	984,581
PS Business Parks ‡	7,500	979,500
QTS Realty Trust, Cl A ‡	26,100	1,000,152
Ryman Hospitality Properties ‡	13,047	1,012,317
Senior Housing Properties Trust ‡	8,100	130,167
Simon Property Group ‡	2,000	367,040
Taubman Centers ‡	10,300	566,603
Xenia Hotels & Resorts ‡	27,700	569,235

		11,407,314

Utilities — 0.4%
Atlantica Yield	41,100	805,971
CenterPoint Energy	27,900	753,579
Portland General Electric	2,000	90,160

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Utilities (continued)
UGI	8,400	$445,704

		2,095,414

		87,576,368

Total Common Stock (Cost $130,796,791)		125,606,314

Total Investments in Securities — 88.8% (Cost $466,335,399)		$427,376,051

SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCK — (23.4)%
ARGENTINA — (0.1)%
Empresa Distribuidora Y Comercializadora Norte ADR *	(2,629)	$(59,941)
Loma Negra Cia Industrial Argentina ADR *	(12,178)	(109,724)
MercadoLibre	(1,004)	(325,798)

		(495,463)

AUSTRALIA — (1.4)%
a2 Milk *	(41,468)	(285,433)
Afterpay Touch Group *	(37,486)	(331,556)
Altura Mining *	(555,040)	(78,610)
ARB	(6,392)	(78,354)
Australian Agricultural *	(89,470)	(83,633)
Bellamy’s Australia *	(79,658)	(407,843)
Challenger	(40,700)	(295,711)
Clean TeQ Holdings *	(470,200)	(139,848)
Cooper Energy *	(269,881)	(88,869)
Costa Group Holdings	(51,784)	(223,692)
Domain Holdings Australia	(99,841)	(175,342)
Domino’s Pizza Enterprises	(7,941)	(303,721)
G8 Education	(142,462)	(206,813)
GetSwift *	(46,012)	(17,106)
HUB24	(15,043)	(122,080)
ImpediMed *	(126,227)	(35,755)
InvoCare	(18,745)	(161,017)
Karoon Gas Australia *	(91,485)	(68,996)
Kidman Resources *	(237,186)	(167,963)
Metals X *	(438,805)	(144,494)
Nanosonics *	(54,245)	(115,241)
NEXTDC *	(39,337)	(163,518)
Nufarm	(135,775)	(548,050)
Origin Energy *	(74,364)	(383,898)
Orocobre *	(128,612)	(303,285)
Pinnacle Investment Management Group	(12,981)	(50,559)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
AUSTRALIA (continued)
RCR Tomlinson	(119,684)	$(76,703)
Reliance Worldwide	(162,421)	(576,242)
SpeedCast International	(19,779)	(50,423)
Sundance Energy Australia *	(1,157,731)	(68,867)
Superloop *	(78,037)	(96,156)
Syrah Resources *	(264,459)	(299,643)
TPG Telecom	(52,320)	(265,651)
Transurban Group	(48,851)	(392,294)
Village Roadshow *	(7,174)	(11,532)
Westgold Resources *	(53,007)	(41,291)

		(6,860,189)

AUSTRIA — (0.1)%
ams	(10,699)	(416,211)

BELGIUM — (0.1)%
Exmar *	(8,533)	(57,409)
Mithra Pharmaceuticals *	(1,487)	(40,843)
Umicore	(8,198)	(386,180)

		(484,432)

BERMUDA — (0.0)%
Marvell Technology Group	(1,700)	(27,897)

BRAZIL — (0.1)%
Azul ADR *	(14,343)	(349,683)
BRF ADR *	(59,747)	(353,702)

		(703,385)

CANADA — (0.8)%
Advantage Oil & Gas *	(30,370)	(67,801)
Alamos Gold, Cl A	(53,500)	(213,764)
Barkerville Gold Mines *	(12,000)	(3,829)
Bird Construction	(14,000)	(72,422)
BlackBerry *	(6,588)	(60,939)
Boralex	(13,100)	(169,167)
Cameco	(18,089)	(193,914)
Continental Gold *	(14,600)	(25,286)
Denison Mines *	(21,500)	(13,555)
Dollarama	(13,100)	(362,316)
Eldorado Gold	(205,691)	(137,497)
High Liner Foods	(15,100)	(97,153)
IGM Financial	(10,900)	(267,687)
Ivanhoe Mines, Cl A *	(154,500)	(291,056)
Kinder Morgan Canada (B)	(41,600)	(501,494)
MAG Silver *	(12,000)	(86,232)
Major Drilling Group International *	(20,272)	(71,759)
New Gold *	(35,600)	(28,395)
NexGen Energy *	(80,600)	(165,308)

COMMON STOCK — continued
	Shares	Value
CANADA (continued)
Novagold Resources *	(77,902)	$(313,945)
Osisko Mining *	(50,900)	(103,235)
Paramount Resources, Cl A *	(14,700)	(107,421)
Sherritt International *	(277,800)	(118,172)
Sienna Senior Living	(4,300)	(54,222)
TMAC Resources *	(5,700)	(21,476)
Torex Gold Resources *	(14,200)	(129,331)
Valeura Energy *	(3,600)	(11,103)
Westport Fuel Systems *	(26,020)	(61,147)

		(3,749,626)

CHINA — (0.6)%
Aluminum Corp of China, Cl H *	(892,000)	(323,042)
BeiGene ADR *	(950)	(119,643)
BEST ADR *	(57,074)	(358,995)
Bright Scholar Education Holdings ADR *	(2,547)	(31,506)
BYD, Cl H	(50,000)	(323,899)
China Distance Education Holdings ADR	(10,976)	(79,357)
China Oilfield Services, Cl H	(100,000)	(93,727)
China Rapid Finance ADR *	(13,028)	(32,440)
Coolpad Group * (D) (E)	(702,907)	(64,537)
Four Seasons Education Cayman ADR	(25,346)	(106,960)
GDS Holdings ADR *	(14,628)	(343,319)
iQIYI ADR *	(1,597)	(31,365)
TAL Education Group ADR *	(13,088)	(379,290)
Tarena International ADR	(25,068)	(216,838)
Tencent Holdings	(4,400)	(149,810)
Tuniu ADR *	(18,087)	(115,033)
V1 Group * (D) (E)	(386,000)	(23,627)
Weibo ADR *	(1,157)	(68,275)

		(2,861,663)

DENMARK — (0.1)%
AP Moller - Maersk, Cl A	(285)	(339,219)
Chr Hansen Holding	(433)	(43,767)
Zealand Pharma *	(6,017)	(76,641)

		(459,627)

FINLAND — (0.0)%
Tikkurila	(4,894)	(66,629)

FRANCE — (0.0)%
Cellectis ADR *	(4,861)	(123,421)
Sequans Communications ADR *	(47,472)	(49,845)

		(173,266)

GERMANY — (0.2)%
BRAIN Biotechnology Research & Information Network *	(3,450)	(57,520)
Consus Real Estate *	(4,321)	(35,825)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
GERMANY (continued)
Corestate Capital Holding	(716)	$(30,898)
Delivery Hero * (B)	(6,843)	(276,234)
DWS Group GmbH & KGaA * (B)	(2,659)	(74,299)
GRENKE	(1,725)	(165,683)
Senvion *	(1,035)	(5,885)
Shop Apotheke Europe * (B)	(1,548)	(78,900)
Telegraph Columbus * (B)	(19,524)	(68,774)
Voltabox *	(2,905)	(52,481)
Zalando * (B)	(9,013)	(349,131)

		(1,195,630)

GREECE — (0.0)%
Tsakos Energy Navigation	(57,769)	(190,638)

HONG KONG — (0.7)%
AAC Technologies Holdings	(2,000)	(15,213)
Alibaba Health Information Technology *	(28,000)	(22,637)
Alibaba Pictures Group *	(1,610,000)	(221,731)
AVIC International Holding HK *	(440,000)	(10,156)
Beijing Enterprises Medical & Health Group *	(859,354)	(33,423)
Beijing Enterprises Water Group	(94,000)	(47,827)
Brilliance China Automotive Holdings	(374,000)	(326,215)
China Education Group Holdings *	(62,000)	(74,160)
China Energine International Holdings *	(317,285)	(7,768)
China Galaxy Securities, Cl H	(135,500)	(68,079)
China Healthwise Holdings *	(640,182)	(5,061)
China State Construction International Holdings	(170,000)	(121,182)
China Youzan *	(2,228,000)	(156,262)
China Yurun Food Group *	(503,678)	(39,822)
CSSC Offshore and Marine Engineering Group, Cl H	(90,917)	(61,794)
Dingyi Group Investment *	(800,938)	(51,067)
Esprit Holdings *	(617,500)	(140,163)
FIH Mobile	(511,977)	(47,659)
Global Brands Group Holding *	(1,734,000)	(96,187)
Glorious Property Holdings *	(642,624)	(31,140)
Harbin Electric, Cl H	(226,000)	(63,979)
Huayi Tencent Entertainment *	(120,000)	(2,861)
Jiayuan International Group	(114,000)	(200,032)
Li & Fung	(972,000)	(192,121)
Mason Group Holdings *	(1,440,000)	(26,075)
MGM China Holdings	(155,600)	(219,849)
Minth Group	(44,000)	(142,516)

COMMON STOCK — continued
	Shares	Value
HONG KONG (continued)
North Mining Shares, Cl C *	(14,077,814)	$(48,470)
Pacific Basin Shipping	(484,000)	(105,540)
Panda Green Energy Group *	(549,147)	(20,658)
Renhe Commercial Holdings *	(1,936,655)	(65,445)
Shougang Concord International Enterprises *	(588,010)	(13,122)
Sino Oil And Gas Holdings *	(54,597)	(1,093)
Sinofert Holdings	(674,000)	(75,634)
Suncity Group Holdings *	(400,000)	(48,457)
Sunny Optical Technology Group	(34,100)	(295,692)
Tou Rong Chang Fu Group * (D) (E)	(236,900)	(3,565)
Viva China Holdings *	(440,208)	(47,715)
We Solutions *	(172,000)	(11,625)
Wuxi Biologics Cayman *	(33,000)	(235,024)
Yuan Heng Gas Holdings *	(587,882)	(56,225)
ZTE, Cl H	(43,800)	(66,801)

		(3,520,045)

INDIA — (0.1)%
HDFC Bank ADR	(3,597)	(319,809)
ICICI Bank ADR	(37,471)	(355,600)

		(675,409)

IRELAND — (0.0)%
Avadel Pharmaceuticals ADR *	(17,061)	(69,268)

ISRAEL — (0.1)%
Mazor Robotics ADR *	(5,870)	(341,751)
RADCOM *	(8,063)	(75,067)

		(416,818)

ITALY — (0.1)%
Bio On Spa *	(1,350)	(85,475)
Cerved Group	(11,616)	(92,690)
Fila	(2,882)	(51,314)
Tamburi Investment Partners	(10,623)	(69,305)

		(298,784)

JAPAN — (1.0)%
Anicom Holdings	(4,500)	(143,772)
Asia Development Capital *	(106,500)	(8,495)
Bell System24 Holdings	(10,000)	(132,228)
Benefit One	(5,700)	(146,750)
Chiyoda	(42,000)	(209,190)
Colowide	(5,900)	(143,742)
Create Restaurants Holdings	(10,000)	(105,818)
Daio Paper	(8,500)	(110,360)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
eGuarantee	(7,700)	$(71,722)
ES-Con Japan	(10,700)	(63,346)
FP	(2,700)	(138,547)
Fuji Seal International	(3,700)	(112,310)
Gexeed *	(54,300)	(54,861)
GLP J-REIT ‡	(234)	(231,646)
GMO Payment Gateway	(6,400)	(310,825)
I-Freek Mobile *	(26,600)	(55,164)
Infomart	(17,700)	(183,533)
Japan Best Rescue System	(8,000)	(76,856)
Kansai Paint	(12,400)	(183,634)
Katitas	(7,500)	(181,593)
KH Neochem	(4,300)	(121,948)
Kusuri no Aoki Holdings	(2,900)	(208,180)
LIFENET INSURANCE CO *	(12,200)	(68,550)
M&A Capital Partners *	(3,900)	(192,174)
Maruichi Steel Tube	(2,400)	(69,340)
Namura Shipbuilding	(18,400)	(82,024)
Nihon M&A Center	(16,100)	(386,252)
Nippon Sharyo *	(3,100)	(81,487)
Nippon Yakin Kogyo	(99,100)	(263,482)
Nozaki Insatsu Shigyo	(19,900)	(77,953)
Pacific Metals *	(7,200)	(201,959)
PeptiDream *	(300)	(9,851)
Phil *	(900)	(31,865)
RENOVA *	(3,500)	(38,091)
Sekisui House ‡	(186)	(116,214)
Shinto Holdings *	(10,101)	(14,502)
Silver Life *	(2,500)	(102,251)
SMS	(4,900)	(82,119)
SuRaLa Net *	(1,000)	(45,287)
Uzabase *	(7,300)	(157,018)

		(5,014,939)

JERSEY — (0.1)%
Randgold Resources ADR	(4,815)	(378,170)

MEXICO — (0.0)%
Controladora Vuela Cia de Aviacion ADR *	(9,460)	(58,179)

NETHERLANDS — (0.2)%
Altice Europe, Cl A *	(5,524)	(13,183)
Boskalis Westminster	(9,417)	(271,559)
Fugro *	(18,890)	(243,910)
James Hardie Industries	(14,996)	(199,539)
Wessanen	(8,650)	(90,675)

		(818,866)

COMMON STOCK — continued
	Shares	Value
NEW ZEALAND — (0.0)%
Fletcher Building Limited *	(45,509)	$(179,505)
Orion Health Group *	(46,455)	(33,649)

		(213,154)

NORWAY — (0.1)%
Borr Drilling *	(22,538)	(87,695)
Kongsberg Automotive *	(31,397)	(29,424)
NEL *	(31,582)	(16,185)
Next Biometrics Group *	(227)	(1,333)
Nordic Nanovector *	(12,184)	(80,361)
Nordic Semiconductor *	(17,941)	(76,618)
Northern Drilling *	(8,946)	(75,772)
Otello	(40,484)	(68,195)
Protector Forsikring *	(16,287)	(75,351)
XXL (B)	(16,697)	(85,963)

		(596,897)

PORTUGAL — (0.0)%
Corticeira Amorim SGPS	(6,572)	(72,204)

SINGAPORE — (0.0)%
Hyflux * (D) (E)	(51,036)	(9,783)
Raffles Education *	(175,657)	(19,022)
Yoma Strategic Holdings	(230,300)	(42,397)

		(71,202)

SWEDEN — (0.3)%
AcadeMedia * (B)	(16,360)	(74,996)
Alimak Group (B)	(5,603)	(78,861)
Autoliv	(3,800)	(316,692)
BioArctic, Cl B * (B)	(11,597)	(90,610)
Byggmax Group	(18,076)	(73,776)
Eltel (B)	(9,755)	(21,160)
NCC, Cl B	(9,942)	(148,296)
Qliro Group *	(66,266)	(87,475)
Ratos, Cl B	(34,317)	(92,700)
Saab, Cl B	(6,341)	(248,481)

		(1,233,047)

SWITZERLAND — (0.1)%
Evolva Holding *	(96,748)	(24,976)
Meyer Burger Technology *	(181,166)	(94,976)
Molecular Partners *	(2,740)	(50,330)
Orascom Development Holding *	(5,395)	(79,279)
Zur Rose Group *	(714)	(85,072)

		(334,633)

TAIWAN — (0.1)%
ChipMOS Technologies ADR	(16,894)	(222,663)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
TAIWAN (continued)
Himax Technologies ADR	(53,165)	$(282,306)

		(504,969)

UNITED KINGDOM — (0.1)%
GW Pharmaceuticals ADR *	(1,610)	(221,359)
Manchester United, Cl A	(3,551)	(74,358)

		(295,717)

UNITED STATES — (16.7)%
Communication Services — (0.8)%
ATN International	(5,836)	(493,084)
Boston Omaha, Cl A *	(4,709)	(130,345)
Cincinnati Bell *	(15,541)	(220,527)
Consolidated Communications Holdings	(20,015)	(250,588)
Emerald Expositions Events	(4,720)	(69,006)
Entercom Communications, Cl A	(23,244)	(150,853)
GCI Liberty *	(600)	(28,398)
Global Eagle Entertainment *	(22,616)	(58,802)
Hemisphere Media Group, Cl A *	(14,519)	(195,571)
National CineMedia	(20,838)	(186,500)
ORBCOMM *	(37,106)	(353,620)
Reading International, Cl A *	(12,811)	(186,016)
Snap, Cl A *	(159,938)	(1,057,190)
TrueCar *	(13,096)	(149,032)
WideOpenWest *	(18,305)	(178,291)

		(3,707,823)

Consumer Discretionary — (3.0)%
Adient	(7,600)	(231,192)
Ascena Retail Group *	(25,500)	(98,175)
Aspen Group *	(29,850)	(170,145)
Barnes & Noble	(24,700)	(156,351)
Bassett Furniture Industries	(11,169)	(220,588)
Big 5 Sporting Goods	(20,005)	(70,218)
Bojangles’ *	(11,752)	(185,799)
Buckle	(5,100)	(104,040)
Caesars Entertainment *	(53,900)	(463,001)
Camping World Holdings, Cl A	(7,500)	(128,625)
Canada Goose Holdings *	(1,447)	(78,963)
CarMax *	(9,200)	(624,772)
Carvana, Cl A *	(30,367)	(1,176,721)
Chuy’s Holdings *	(13,134)	(320,076)
Collectors Universe	(15,164)	(218,362)
Cooper Tire & Rubber	(6,400)	(197,696)
Delphi Automotive *	(3,300)	(253,440)
Despegar.com *	(6,921)	(111,220)
Ethan Allen Interiors	(11,705)	(224,034)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
Five Below *	(5,200)	$(591,864)
Francesca’s Holdings *	(13,000)	(39,520)
Gaia, Cl A *	(18,226)	(266,282)
Golden Entertainment *	(12,810)	(232,758)
Habit Restaurants, Cl A *	(5,636)	(71,577)
Hamilton Beach Brands Holding, Cl A	(9,137)	(212,161)
Hooker Furniture	(4,573)	(133,852)
Horizon Global *	(12,610)	(70,742)
Installed Building Products *	(3,617)	(110,174)
Leggett & Platt	(11,800)	(428,458)
Lithia Motors, Cl A	(300)	(26,724)
Lovesac *	(8,604)	(163,820)
MakeMyTrip *	(8,894)	(220,482)
Mattel *	(43,860)	(595,619)
Monro	(5,900)	(438,960)
Motorcar Parts of America *	(17,840)	(377,851)
New Home *	(42,427)	(302,504)
Nutrisystem	(10,692)	(380,207)
Ollie’s Bargain Outlet Holdings *	(4,500)	(418,050)
Papa John’s International	(14,700)	(801,738)
PetMed Express	(4,973)	(138,946)
Playa Hotels & Resorts *	(10,159)	(87,266)
Red Robin Gourmet Burgers *	(4,154)	(125,451)
Roku, Cl A *	(6,000)	(333,600)
Sonic Automotive, Cl A	(9,475)	(171,687)
Standard Motor Products	(6,627)	(358,587)
Starbucks	(4,400)	(256,388)
Tesla *	(3,291)	(1,110,120)
Tupperware Brands	(7,482)	(262,618)
Universal Electronics *	(6,868)	(214,762)
Veoneer *	(8,600)	(288,788)
Yatra Online *	(28,321)	(125,745)

		(14,390,719)

Consumer Staples — (0.3)%
Casey’s General Stores	(1,500)	(189,165)
elf Beauty *	(7,844)	(83,225)
Farmer Brothers *	(13,055)	(314,756)
Neptune Wellness Solutions *	(8,198)	(30,906)
PriceSmart	(3,800)	(266,570)
Revlon, Cl A *	(1,900)	(39,900)
Smart & Final Stores *	(24,038)	(121,392)
SunOpta *	(25,918)	(192,312)
Village Super Market, Cl A	(5,443)	(134,115)

		(1,372,341)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Energy — (0.7)%
Amyris *	(21,876)	$(162,976)
Baker Hughes	(35,200)	(939,488)
C&J Energy Services *	(3,883)	(72,923)
Contango Oil & Gas *	(14,662)	(74,043)
Golar LNG	(7,000)	(187,460)
Goodrich Petroleum *	(5,665)	(85,372)
Green Plains	(11,551)	(196,829)
Halcon Resources *	(49,734)	(165,117)
International Seaways *	(16,504)	(355,001)
Lilis Energy *	(14,511)	(39,180)
Lonestar Resources US, Cl A *	(15,599)	(119,956)
Natural Gas Services Group *	(5,178)	(99,935)
NCS Multistage Holdings *	(19,176)	(216,689)
Ranger Energy Services, Cl A *	(20,009)	(130,059)
Ring Energy *	(14,411)	(102,750)
SandRidge Energy *	(9,253)	(82,814)
SEACOR Marine Holdings *	(4,763)	(87,068)
SemGroup, Cl A	(1,200)	(22,188)
Tellurian *	(27,900)	(223,200)

		(3,363,048)

Financials — (2.6)%
Arlington Asset Investment, Cl A	(15,852)	(133,315)
Associated Capital Group	(2,083)	(80,737)
Banc of California	(16,588)	(264,579)
Bank of Princeton	(5,554)	(156,900)
Bankwell Financial Group	(3,785)	(114,761)
Blue Capital Reinsurance Holdings	(22,625)	(176,701)
BrightSphere Investment Group	(22,753)	(259,384)
Byline Bancorp *	(13,300)	(292,600)
Capstead Mortgage ‡	(15,785)	(108,285)
Citizens & Northern	(10,675)	(268,796)
Civista Bancshares	(6,692)	(154,987)
CME Group, Cl A	(3,200)	(586,368)
Community Bankers Trust *	(12,556)	(106,977)
ConnectOne Bancorp	(12,604)	(261,281)
Donegal Group, Cl A	(13,625)	(182,984)
Donnelley Financial Solutions *	(19,516)	(303,474)
Elevate Credit *	(20,891)	(88,996)
Equity Bancshares, Cl A *	(3,163)	(114,153)
Fidelity Southern	(6,916)	(160,590)
First Financial Bankshares	(5,400)	(318,546)
First Foundation *	(18,038)	(292,396)
GAMCO Investors, Cl A	(8,470)	(173,804)
Glacier Bancorp	(1,600)	(67,840)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
Green Bancorp	(5,106)	$(94,461)
Greenlight Capital Re, Cl A *	(20,887)	(242,080)
HarborOne Bancorp *	(22,635)	(411,957)
Heritage Commerce	(6,361)	(92,298)
Howard Bancorp *	(24,936)	(396,732)
James River Group Holdings	(5,295)	(203,858)
Kearny Financial	(13,453)	(174,082)
Kinsale Capital Group	(2,925)	(174,652)
LendingTree *	(1,460)	(294,467)
Live Oak Bancshares	(12,532)	(230,589)
Meta Financial Group	(10,761)	(271,608)
Midland States Bancorp	(8,738)	(235,664)
MidSouth Bancorp	(31,064)	(412,530)
New York Community Bancorp	(31,803)	(304,673)
OceanFirst Financial	(8,793)	(222,639)
Ohio Valley Banc	(3,643)	(127,286)
Old Point Financial	(7,110)	(191,188)
Opus Bank	(14,341)	(272,336)
Pacific Mercantile Bancorp *	(15,620)	(129,177)
PRA Group *	(9,173)	(282,895)
Preferred Bank	(3,595)	(184,819)
Provident Financial Holdings	(8,988)	(155,492)
Prudential Bancorp	(6,403)	(115,062)
Republic First Bancorp *	(51,237)	(345,850)
Safeguard Scientifics *	(33,036)	(282,458)
Southern National Bancorp of Virginia	(9,119)	(137,788)
Summit Financial Group	(9,403)	(198,403)
TFS Financial	(6,893)	(101,396)
Triumph Bancorp *	(2,638)	(94,599)
Trupanion *	(16,696)	(421,741)
United Bankshares	(1,400)	(46,438)
Univest Corp of Pennsylvania	(10,369)	(258,810)
Virtu Financial, Cl A	(9,500)	(225,340)
Westamerica Bancorporation	(1,671)	(97,269)
Western New England Bancorp	(16,285)	(163,501)
WisdomTree Investments	(6,000)	(46,620)

		(12,309,212)

Health Care — (1.0)%
ACADIA Pharmaceuticals *	(2,500)	(48,700)
Aclaris Therapeutics *	(5,226)	(62,137)
Adamas Pharmaceuticals *	(4,097)	(67,805)
Affimed *	(18,415)	(58,007)
Amphastar Pharmaceuticals *	(8,785)	(157,691)
Anika Therapeutics *	(2,266)	(81,032)
Capital Senior Living *	(20,494)	(184,446)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
Community Health Systems *	(49,524)	$(156,496)
Correvio Pharma *	(35,867)	(121,231)
Cutera *	(6,967)	(141,430)
Dermira *	(25,140)	(315,507)
Fate Therapeutics *	(14,400)	(179,424)
Flexion Therapeutics *	(4,969)	(67,280)
Foamix Pharmaceuticals *	(16,718)	(72,723)
GenMark Diagnostics *	(23,122)	(123,240)
Invacare	(13,999)	(180,867)
Jounce Therapeutics *	(13,456)	(54,362)
Kala Pharmaceuticals *	(6,038)	(43,776)
La Jolla Pharmaceutical *	(2,611)	(42,559)
LeMaitre Vascular	(5,734)	(153,098)
Madrigal Pharma- ceuticals *	(400)	(76,344)
Miragen Therapeutics *	(12,832)	(55,434)
Nabriva Therapeutics *	(35,180)	(69,656)
Natus Medical *	(6,878)	(205,515)
Omeros *	(16,957)	(258,933)
OrthoPediatrics *	(2,943)	(102,210)
Oxford Immunotec Global *	(4,599)	(70,871)
Paratek Pharmaceuticals *	(34,095)	(254,008)
PetIQ, Cl A *	(6,300)	(199,458)
Quotient *	(15,151)	(97,118)
Selecta Biosciences *	(9,360)	(48,111)
Senseonics Holdings *	(36,958)	(137,114)
Seres Therapeutics *	(9,243)	(63,500)
Sienna Biopharma- ceuticals *	(4,964)	(45,818)
Sientra *	(30,798)	(634,131)
Spero Therapeutics *	(6,659)	(53,405)
TG Therapeutics *	(5,100)	(23,205)
UroGen Pharma *	(3,888)	(155,170)

		(4,861,812)

Industrials — (1.6)%
AAON	(2,800)	(96,572)
ADT	(44,980)	(348,145)
America Airports *	(10,391)	(82,401)
American Super- conductor *	(28,707)	(171,955)
Aqua Metals *	(30,675)	(70,553)
Argan	(5,920)	(260,598)
Astec Industries	(4,205)	(158,150)
Briggs & Stratton	(13,793)	(200,412)
Caesarstone	(11,709)	(184,885)
CIRCOR International	(4,546)	(147,790)
Costamare	(24,991)	(132,452)
Daseke *	(31,221)	(189,824)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Industrials (continued)
Deere	(6,500)	$(880,360)
DryShips	(35,964)	(209,670)
Forrester Research	(5,390)	(217,109)
Huttig Building Products *	(46,080)	(171,878)
Johnson Controls International	(10,900)	(348,473)
KeyW Holding *	(22,167)	(173,568)
Kirby *	(8,100)	(582,714)
Kornit Digital *	(17,824)	(329,031)
LiqTech International *	(56,586)	(71,864)
Maxar Technologies	(13,913)	(207,443)
Multi-Color	(8,095)	(430,330)
Northwest Pipe *	(11,054)	(196,872)
PICO Holdings	(14,111)	(161,148)
Quanex Building Products	(8,684)	(128,697)
RADA Electronic Industries *	(28,531)	(80,457)
REV Group	(10,282)	(112,177)
Sun Hydraulics	(1,864)	(86,490)
Sunrun *	(18,240)	(223,622)
Team *	(20,185)	(401,682)
Triumph Group	(17,836)	(325,507)
Vivint Solar *	(15,536)	(80,632)
Wabtec	(2,000)	(164,040)
YRC Worldwide *	(14,920)	(123,239)

		(7,750,740)

Information Technology — (2.5)%
3D Systems *	(23,600)	(285,088)
A10 Networks *	(36,402)	(211,496)
Adesto Technologies *	(63,366)	(252,830)
ADTRAN	(15,900)	(213,696)
Alpha & Omega Semiconductor *	(22,602)	(209,520)
Ambarella *	(12,180)	(423,620)
American Software, Cl A	(8,206)	(94,451)
Amtech Systems *	(28,521)	(133,763)
Asure Software *	(19,695)	(219,402)
Avid Technology *	(57,352)	(303,966)
AXT *	(30,233)	(199,235)
Benefitfocus *	(7,786)	(276,637)
Brooks Automation	(900)	(27,927)
Casa Systems *	(7,753)	(111,643)
CEVA *	(9,623)	(237,111)
Clearfield *	(12,775)	(153,555)
Cree *	(21,200)	(822,984)
CyberOptics *	(18,605)	(393,310)
Diebold Nixdorf	(17,910)	(69,849)
Digimarc *	(5,253)	(132,008)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
Extreme Networks *	(33,687)	$(186,963)
FormFactor *	(16,271)	(199,157)
GSI Technology *	(27,258)	(161,095)
GTT Communications *	(7,000)	(251,300)
Ichor Holdings *	(3,329)	(59,090)
Impinj *	(31,531)	(618,008)
Instructure *	(1,862)	(69,527)
Internap *	(11,173)	(95,753)
Iteris *	(31,680)	(136,858)
Kopin *	(48,095)	(107,252)
LiveRamp Holdings *	(1,100)	(50,248)
MACOM Technology Solutions Holdings *	(28,047)	(394,621)
MaxLinear, Cl A *	(14,670)	(284,745)
Maxwell Technologies *	(22,733)	(66,835)
Microchip Technology	(8,700)	(572,286)
MongoDB, Cl A *	(4,400)	(358,600)
MTS Systems	(6,162)	(291,771)
NIC	(5,080)	(67,615)
Pagseguro Digital, Cl A *	(10,960)	(295,810)
Park City Group *	(27,159)	(234,382)
PDF Solutions *	(27,543)	(220,344)
Quantenna Communications *	(14,203)	(255,086)
QuickLogic *	(49,206)	(41,825)
Resonant *	(23,139)	(84,226)
Square, Cl A *	(1,700)	(124,865)
StarTek *	(38,218)	(218,225)
Switch, Cl A	(39,561)	(350,906)
Telenav *	(30,300)	(129,078)
Tucows, Cl A *	(5,374)	(269,667)
Ultra Clean Holdings *	(6,873)	(72,304)
Universal Display	(900)	(110,709)
Veeco Instruments *	(22,685)	(215,734)
ViaSat *	(8,900)	(567,464)
Xperi	(13,290)	(172,770)

		(12,107,210)

Materials — (1.1)%
AgroFresh Solutions *	(19,154)	(109,369)
Ampco-Pittsburgh *	(14,633)	(54,288)
Century Aluminum *	(11,000)	(87,340)
Constellium, Cl A *	(5,795)	(52,503)
DowDuPont	(8,500)	(458,320)
First Majestic Silver *	(123,260)	(684,093)
Franco-Nevada	(2,583)	(159,232)
Haynes International	(3,785)	(109,614)
Innophos Holdings	(4,058)	(118,899)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Materials (continued)
MAG Silver *	(23,511)	$(168,104)
Martin Marietta Materials	(2,129)	(364,655)
PPG Industries	(4,000)	(420,360)
Schnitzer Steel Industries, Cl A	(6,253)	(168,206)
Sensient Technologies	(5,000)	(324,300)
Summit Materials, Cl A *	(11,364)	(153,414)
Tahoe Resources *	(226,120)	(535,904)
TimkenSteel *	(8,579)	(99,774)
US Concrete *	(6,951)	(226,881)
Valvoline	(7,400)	(147,408)
Venator Materials *	(26,292)	(177,734)
Vulcan Materials	(600)	(60,684)
Warrior Met Coal	(5,358)	(150,024)
Wheaton Precious Metals	(13,950)	(229,198)

		(5,060,304)

Real Estate — (2.7)%
Acadia Realty Trust ‡	(6,500)	(180,960)
Bluerock Residential Growth, Cl A ‡	(18,870)	(178,699)
CBL & Associates Properties ‡	(63,775)	(210,457)
Chesapeake Lodging Trust ‡	(6,600)	(193,974)
Community Healthcare Trust ‡	(12,251)	(364,100)
Duke Realty ‡	(35,100)	(967,707)
Easterly Government Properties ‡	(14,857)	(269,952)
EPR Properties ‡	(4,300)	(295,582)
FRP Holdings *	(2,384)	(115,552)
Gladstone Land ‡	(22,761)	(284,740)
Government Properties Income Trust ‡	(35,900)	(316,997)
Hannon Armstrong Sustainable Infrastructure Capital ‡	(14,556)	(302,037)
Hersha Hospitality Trust, Cl A ‡	(47,000)	(825,320)
Independence Realty Trust ‡	(40,171)	(398,095)
Iron Mountain ‡	(5,500)	(168,355)
JBG SMITH Properties ‡	(24,100)	(903,268)
Mack-Cali Realty ‡	(39,300)	(797,790)
Maui Land & Pineapple *	(22,060)	(248,616)
MedEquities Realty Trust ‡	(11,388)	(94,179)
Omega Healthcare Investors ‡	(31,900)	(1,063,865)
Pennsylvania ‡	(19,629)	(175,679)
Redfin *	(81,802)	(1,263,841)
Sabra Health Care ‡	(25,400)	(549,910)
Seritage Growth Properties ‡	(22,100)	(840,242)
SITE Centers ‡	(16,650)	(206,959)
St. Joe *	(6,439)	(97,808)
Tejon Ranch *	(10,052)	(190,988)
Trinity Place Holdings *	(11,134)	(59,456)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2018

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Real Estate (continued)
Washington Prime Group ‡	(33,200)	$(212,480)
Welltower ‡	(1,900)	(125,533)
Weyerhaeuser ‡	(7,500)	(199,725)
Whitestone, Cl B ‡	(24,110)	(324,521)
WP Carey ‡	(11,100)	(732,711)

		(13,160,098)

Utilities — (0.4)%
AquaVenture Holdings *	(15,018)	(251,552)
Atlantic Power *	(37,626)	(82,777)
Cadiz *	(6,532)	(72,636)
Duke Energy	(1,400)	(115,682)
Sempra Energy	(6,600)	(726,792)
Southern	(18,300)	(824,049)

		(2,073,488)

		(80,156,795)

Total Common Stock (Proceeds $128,834,622)		$(112,413,752)

REGISTERED INVESTMENT COMPANIES — (1.8)%
EXCHANGE TRADED FUNDS — (1.8)%
Communication Services Select Sector SPDR Fund	(11,700)	(540,991)
Energy Select Sector SPDR Fund	(11,900)	(799,204)

REGISTERED INVESTMENT COMPANIES — continued
	Shares/ Contracts	Value
EXCHANGE TRADED FUNDS (continued)
Industrial Select Sector SPDR Fund	(45,900)	$(3,207,492)
iShares Micro-Capital Fund	(2,227)	(210,474)
iShares Russell 2000 Index Fund	(10,926)	(1,639,228)
SPDR S&P Biotech Fund	(2,966)	(234,640)
Utilities Select Sector SPDR Fund	(34,200)	(1,836,198)

Total Registered Investment Companies (Proceeds $8,662,750)		(8,468,227)

Total Securities Sold Short — (25.0)% (Proceeds $137,497,372)		$(120,881,979)

PURCHASED OPTIONS * — 0.0% (F)

Total Purchased Options — 0.0% (Cost $302,352)	428	$103,790

WRITTEN OPTIONS * — (0.6)% (F)

Total Written Options — (0.6)% (Proceeds $3,607,122)	(642)	$(3,043,080)

A list of OTC Total Return Swaps held by the Fund at October 31, 2018, is as follows:

Company Reference	Counterparty	Termination Date	Fund Pays	Fund Receives	Payment Frequency	Currency	Notional Amount	Value	Upfront Payments	Unrealized Appreciation (Depreciation)
ACT CO. LTD. REGISTERED SHS	BAML	12/13/18	EQUITY RETURN	1M LIBOR	Monthly	KRW	(3,337)	$(16,632)	$(23,302)	$6,670
ACTER CO LTD REGISTERED SHS	BAML	12/17/18	1M LIBOR	EQUITY RETURN	Monthly	TWD	21,300	110,407	136,599	(26,192)
AK HOLDINGS INC REGISTERED SHS	BAML	10/21/19	1M LIBOR	EQUITY RETURN	Monthly	KRW	2,237	87,548	112,303	(24,755)
ALTICE EUROPE N.V. SHS SERIES -A-	BAML	5/31/19	EQUITY RETURN	1M LIBOR	Monthly	EUR	(141,923)	(338,317)	(522,314)	183,997
ANGANG STEEL COMPANY LTD SHS -A-	BAML	7/29/19	1M LIBOR	EQUITY RETURN	Monthly	CNY	320,800	268,714	266,542	2,172
ANSELL LTD REGISTERED SHS	BAML	7/29/19	1M LIBOR	EQUITY RETURN	Monthly	AUD	7,108	116,661	142,780	(26,119)
ASTA CO. LTD. REGISTERED SHS	BAML	1/8/19	EQUITY RETURN	1M LIBOR	Monthly	KRW	(1,035)	(8,265)	(19,054)	10,789
ATEC T& CO. LTD. REGISTERED SHS	BAML	10/21/19	1M LIBOR	EQUITY RETURN	Monthly	KRW	14,596	88,888	120,423	(31,535)
AUSTRALIAN AGRICULTURAL COMPANY LTD REGISTERED SHS	BAML	12/10/18	EQUITY RETURN	1M LIBOR	Monthly	AUD	(8,971)	(8,385)	(11,128)	2,743
AUSTRALIAN AGRICULTURAL COMPANY LTD REGISTERED SHS	BAML	12/17/18	EQUITY RETURN	1M LIBOR	Monthly	AUD	(65,615)	(61,325)	(67,329)	6,004
AXIS BANK LTD SHS SPONSORED GLOBAL DEPOSITARY RECE	BAML	2/8/19	EQUITY RETURN	1M LIBOR	Monthly	USD	(797)	(31,402)	(34,897)	3,495
B2W - COMPANHIA DIGITAL REGISTERED SHS	BAML	12/21/18	EQUITY RETURN	1M LIBOR	Monthly	BRL	(38,200)	(354,084)	(253,152)	(100,932)
BANK OF SHANGHAI REGISTERED SHS -A-	BAML	7/29/19	1M LIBOR	EQUITY RETURN	Monthly	CNY	242,400	424,513	403,285	21,228
BARKERVILLE GOLD MINES LTD REGISTERED SHS	BAML	12/24/18	EQUITY RETURN	1M LIBOR	Monthly	CAD	(79,500)	(25,359)	(41,102)	15,743
BEIJING ENTERPRISES WATER GROUP LTD REGISTERED SHS	BAML	7/29/19	EQUITY RETURN	1M LIBOR	Monthly	HKD	(248,000)	(126,129)	(135,264)	9,135
BIO-ON S.P.A. AZ NOM	BAML	5/31/19	EQUITY RETURN	1M LIBOR	Monthly	EUR	(200)	(12,649)	(13,180)	531
BLUESCOPE STEEL LTD REGISTERED SHS	BAML	7/29/19	1M LIBOR	EQUITY RETURN	Monthly	AUD	28,010	284,993	357,161	(72,168)
BLUESCOPE STEEL LTD REGISTERED SHS	BAML	1/28/19	1M LIBOR	EQUITY RETURN	Monthly	AUD	5,232	53,234	64,425	(11,191)
BNN TECHNOLOGY PLC REGISTERED SHS	BAML	5/31/19	EQUITY RETURN	1M LIBOR	Monthly	GBP	(5,614)	(3,011)	(3,248)	237
BYGGMAX GROUP AB REGISTERED SHS	BAML	5/31/19	EQUITY RETURN	1M LIBOR	Monthly	SEK	(2,211)	(9,036)	(8,320)	(716)
CEMEX SAB DE CV CERT PART ORD REPR 2 SHS-A- & 1 SH	BAML	12/24/18	EQUITY RETURN	1M LIBOR	Monthly	MXN	(190,100)	(95,249)	(141,271)	46,022
CHENG MEI MATERIALS TECHNOLOGY CO	BAML	9/3/19	EQUITY RETURN	1M LIBOR	Monthly	TWD	(70,000)	(16,209)	(24,166)	7,957
CHENG UEI PRECISION INDUSTRY CO LTD REGISTERED SHS	BAML	12/17/18	1M LIBOR	EQUITY RETURN	Monthly	TWD	113,000	77,732	96,969	(19,237)
CHINA ENERGINE INTERNATIONAL (HOLDINGS) LTD REGIST	BAML	7/29/19	EQUITY RETURN	1M LIBOR	Monthly	HKD	(10,000)	(245)	(315)	70

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2018

Company Reference	Counterparty	Termination Date	Fund Pays	Fund Receives	Payment Frequency	Currency	Notional Amount	Value	Upfront Payments	Unrealized Appreciation (Depreciation)
CHINA FISHERY GROUP LTD REGISTERED SHS	BAML	12/13/18	EQUITY RETURN	1M LIBOR	Monthly	SGD	(795,300)	$(57)	$(44,391)	$44,334
CHINA GALAXY SECURITIES CO LTD SHS -H-	BAML	7/29/19	EQUITY RETURN	1M LIBOR	Monthly	HKD	(383,000)	(192,347)	(179,876)	(12,471)
CHINA LIFE INSURANCE CO LTD REGISTERED SHS	BAML	12/17/18	1M LIBOR	EQUITY RETURN	Monthly	TWD	109,380	103,855	108,885	(5,030)
CHONGKUNDANG HOLDINGS CORP. REGISTERED SHS	BAML	10/21/19	1M LIBOR	EQUITY RETURN	Monthly	KRW	1,815	89,348	108,565	(19,217)
CHONGQING DEPARTMENT STORE CO LTD SHS -A-	BAML	7/29/19	1M LIBOR	EQUITY RETURN	Monthly	CNY	52,199	202,222	259,585	(57,363)
CKD BIO CORP REGISTERED SHS	BAML	10/21/19	1M LIBOR	EQUITY RETURN	Monthly	KRW	1,748	27,840	33,624	(5,784)
CKD BIO CORP REGISTERED SHS	BAML	10/21/19	1M LIBOR	EQUITY RETURN	Monthly	KRW	5,767	91,849	110,934	(19,085)
CKH FOOD & HEALTH LIMITED REGISTERED SHS	BAML	1/8/19	EQUITY RETURN	1M LIBOR	Monthly	KRW	(14,912)	(4,920)	(9,600)	4,680
COMPUTACENTER PLC REGISTERED SHS	BAML	5/31/19	1M LIBOR	EQUITY RETURN	Monthly	GBP	10,462	146,675	187,920	(41,245)
CONSUS REAL ESTATE AG NAMEN-AKT	BAML	5/31/19	EQUITY RETURN	1M LIBOR	Monthly	EUR	(853)	(7,064)	(6,952)	(112)
COUNTRYWIDE PLC REGISTERED SHS	BAML	5/31/19	EQUITY RETURN	1M LIBOR	Monthly	GBP	(154,203)	(20,635)	(27,911)	7,276
CROWN CONFECTIONERY CO. LTD REGISTERED SHS	BAML	10/21/19	1M LIBOR	EQUITY RETURN	Monthly	KRW	3,557	29,215	36,683	(7,468)
CROWN CONFECTIONERY CO. LTD REGISTERED SHS	BAML	10/21/19	1M LIBOR	EQUITY RETURN	Monthly	KRW	9,363	76,902	96,560	(19,658)
CSL LTD REGISTERED SHS	BAML	7/29/19	1M LIBOR	EQUITY RETURN	Monthly	AUD	3,477	462,835	495,467	(32,632)
CSR LTD REGISTERED SHS	BAML	1/28/19	1M LIBOR	EQUITY RETURN	Monthly	AUD	152,696	381,651	534,654	(153,003)
DAIHAN PHARMACEUTICAL CO. LTD. REGISTERED SHS	BAML	10/21/19	1M LIBOR	EQUITY RETURN	Monthly	KRW	2,587	97,501	99,871	(2,370)
DELIVERY HERO SE NAMEN-AKT	BAML	5/31/19	EQUITY RETURN	1M LIBOR	Monthly	EUR	(1,371)	(55,282)	(65,595)	10,313
DIGITAL OPTICS CO LTD REGISTERED SHS	BAML	12/13/18	EQUITY RETURN	1M LIBOR	Monthly	KRW	(13,233)	(11,728)	(17,407)	5,679
DONG YANG STEEL PIPE CO LTD REGISTERED SHS	BAML	1/8/19	EQUITY RETURN	1M LIBOR	Monthly	KRW	(22,900)	(32,051)	(48,667)	16,616
ENCE ENERGIA Y CELULOSA SA BEARER SHS	BAML	5/31/19	1M LIBOR	EQUITY RETURN	Monthly	EUR	4,635	38,936	39,580	(644)
ENZYCHEM LIFESCIENCES CORP REGISTERED SHS	BAML	1/8/19	EQUITY RETURN	1M LIBOR	Monthly	KRW	(170)	(13,650)	(13,667)	17
ERAMET SA ACT	BAML	5/31/19	1M LIBOR	EQUITY RETURN	Monthly	EUR	4,261	392,653	507,095	(114,442)
ESMO CORPORATION REGISTERED SHS	BAML	1/8/19	EQUITY RETURN	1M LIBOR	Monthly	KRW	(3,995)	(23,768)	(32,987)	9,219
EVOLVA HOLDING AG NAMEN-AKT	BAML	5/31/19	EQUITY RETURN	1M LIBOR	Monthly	CHF	(113,125)	(29,176)	(30,055)	879
EXCO TECHNOLOGIES LTD REGISTERED SHS	BAML	12/24/18	1M LIBOR	EQUITY RETURN	Monthly	CAD	17,200	120,571	119,496	1,075
EXMAR NV ACT	BAML	5/31/19	EQUITY RETURN	1M LIBOR	Monthly	EUR	(3,803)	(25,558)	(26,650)	1,092
F&F CO LIMITED REGISTERED SHS	BAML	10/21/19	1M LIBOR	EQUITY RETURN	Monthly	KRW	2,104	96,375	169,437	(73,062)
FANGDA SPECIAL STEEL TECHNOLOGY CO LTD SHS -A-	BAML	7/29/19	1M LIBOR	EQUITY RETURN	Monthly	CNY	317,998	514,489	532,717	(18,228)
FOURTH-LINK INC. REGISTERED SHS	BAML	1/8/19	EQUITY RETURN	1M LIBOR	Monthly	KRW	(1,892)	(2,914)	(3,845)	931
FOXTONS GROUP PLC REGISTERED SHS	BAML	5/31/19	EQUITY RETURN	1M LIBOR	Monthly	GBP	(65,559)	(39,343)	(69,101)	29,758
GEMVAX & KAEL CO LTD REGISTERED SHS	BAML	1/8/19	EQUITY RETURN	1M LIBOR	Monthly	KRW	(8,854)	(96,340)	(107,795)	11,455
GENEL ENERGY PLC REGISTERED SHS	BAML	5/31/19	1M LIBOR	EQUITY RETURN	Monthly	GBP	37,698	104,452	134,620	(30,168)
GLENVEAGH PROPERTIES PLC REGISTERED SHS	BAML	5/31/19	EQUITY RETURN	1M LIBOR	Monthly	EUR	(64,004)	(60,537)	(83,051)	22,514
GREENYARD NV ACT	BAML	5/31/19	EQUITY RETURN	1M LIBOR	Monthly	EUR	(2,429)	(22,150)	(20,912)	(1,238)
G-TREEBNT CO. LTD. REGISTERED SHS	BAML	1/8/19	EQUITY RETURN	1M LIBOR	Monthly	KRW	(6,445)	(125,269)	(170,441)	45,172
GUANGDONG PROVINCIAL EXPRESSWAY DEVELOPMENT CO LTD	BAML	10/11/19	1M LIBOR	EQUITY RETURN	Monthly	HKD	122,933	86,340	107,467	(21,127)
GUILLEMOT CORPORATION SA ACT	BAML	5/31/19	1M LIBOR	EQUITY RETURN	Monthly	EUR	19,331	90,982	107,203	(16,221)
GUJARAT NARMADA VALLEY FERTILIZERS & CHEMICALS LT	BAML	5/30/19	1M LIBOR	EQUITY RETURN	Monthly	INR	9,536	42,938	42,687	251
GULF KEYSTONE PETROLEUM LIMITED REGISTERED SHS	BAML	5/31/19	1M LIBOR	EQUITY RETURN	Monthly	GBP	56,226	159,738	160,248	(510)
HANKOOK TECHNOLOGY INC REGISTERED SHS	BAML	1/8/19	EQUITY RETURN	1M LIBOR	Monthly	KRW	(8,819)	(5,541)	(10,086)	4,545
HANSOL PAPER CO. LTD. REGISTERED SHS	BAML	10/21/19	1M LIBOR	EQUITY RETURN	Monthly	KRW	4,639	70,831	80,349	(9,518)
HLB CO LTD REGISTERED SHS	BAML	1/8/19	EQUITY RETURN	1M LIBOR	Monthly	KRW	(3,319)	(252,216)	(254,148)	1,932
HSIN CHONG GROUP HOLDINGS LTD REGISTERED SHS	BAML	7/29/19	EQUITY RETURN	1M LIBOR	Monthly	HKD	(116,000)	(5,175)	(5,174)	(1)
HSIN CHONG GROUP HOLDINGS LTD REGISTERED SHS	BAML	12/13/18	EQUITY RETURN	1M LIBOR	Monthly	HKD	(2,182,000)	(97,345)	(97,878)	533
HUAXIN CEMENT CO LTD SHS -B-	BAML	10/11/19	1M LIBOR	EQUITY RETURN	Monthly	USD	70,700	144,016	120,049	23,967
HUAYI TENCENT ENTERTAINMENT COMPANY LTD REGISTERED	BAML	7/29/19	EQUITY RETURN	1M LIBOR	Monthly	HKD	(270,000)	(6,436)	(12,903)	6,467
HUONS GLOBAL CO. LTD. REGISTERED SHS	BAML	10/21/19	1M LIBOR	EQUITY RETURN	Monthly	KRW	3,331	113,995	159,996	(46,001)
HYUNDAI HEAVY INDUSTRIES CO LTD REGISTERED SHS	BAML	1/8/19	EQUITY RETURN	1M LIBOR	Monthly	KRW	(3,011)	(328,948)	(308,971)	(19,977)
HYUNDAI HEAVY INDUSTRIES CO LTD REGISTERED SHS	BAML	12/13/18	EQUITY RETURN	1M LIBOR	Monthly	KRW	(3,085)	(337,033)	(319,349)	(17,684)
HYUNDAI MIPO DOCKYARD CO LTD REGISTERED SHS	BAML	1/8/19	EQUITY RETURN	1M LIBOR	Monthly	KRW	(34)	(2,804)	(2,929)	125
HYUNDAI MIPO DOCKYARD CO LTD REGISTERED SHS	BAML	12/13/18	EQUITY RETURN	1M LIBOR	Monthly	KRW	(2,866)	(236,402)	(286,824)	50,422
IG GROUP HOLDINGS PLC REGISTERED SHS	BAML	5/31/19	1M LIBOR	EQUITY RETURN	Monthly	GBP	46,280	357,215	391,456	(34,241)
IL DONG PHARMACEUTICAL CO. LTD. REGISTERED SHS	BAML	10/21/19	1M LIBOR	EQUITY RETURN	Monthly	KRW	3,927	65,818	91,915	(26,097)
ILUKA RESOURCES LTD REGISTERED SHS	BAML	7/29/19	1M LIBOR	EQUITY RETURN	Monthly	AUD	75,055	428,330	584,809	(156,479)
ILUKA RESOURCES LTD REGISTERED SHS	BAML	1/28/19	1M LIBOR	EQUITY RETURN	Monthly	AUD	84,471	482,066	551,026	(68,960)
INFOSYS LTD REGISTERED SHS	BAML	5/30/19	1M LIBOR	EQUITY RETURN	Monthly	INR	56,565	525,780	534,901	(9,121)
INTERNATIONAL CONSOLIDATED AIRLINES GROUP SA REGIS	BAML	5/31/19	1M LIBOR	EQUITY RETURN	Monthly	GBP	67,245	518,090	581,356	(63,266)
IVANHOE MINES LTD REGISTERED SHS -A-	BAML	12/24/18	EQUITY RETURN	1M LIBOR	Monthly	CAD	(12,400)	(23,355)	(44,588)	21,233
IVANHOE MINES LTD REGISTERED SHS -A-	BAML	12/24/18	EQUITY RETURN	1M LIBOR	Monthly	CAD	(24,200)	(45,581)	(87,018)	41,437
JENAX INC. REGISTERED SHS	BAML	1/8/19	EQUITY RETURN	1M LIBOR	Monthly	KRW	(1,438)	(24,606)	(20,462)	(4,144)
JENAX INC. REGISTERED SHS	BAML	12/13/18	EQUITY RETURN	1M LIBOR	Monthly	KRW	(4,105)	(70,242)	(81,377)	11,135
JIAYUAN INTERNATIONAL GROUP LTD SHS REG S	BAML	7/29/19	EQUITY RETURN	1M LIBOR	Monthly	HKD	(8,000)	(14,031)	(15,124)	1,093

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2018

Company Reference	Counterparty	Termination Date	Fund Pays	Fund Receives	Payment Frequency	Currency	Notional Amount	Value	Upfront Payments	Unrealized Appreciation (Depreciation)
JUMBO INTERACTIVE LTD REGISTERED SHS	BAML	1/28/19	1M LIBOR	EQUITY RETURN	Monthly	AUD	23,934	$120,998	$126,227	$(5,229)
KAKAO CORP. REGISTERED SHS	BAML	12/13/18	EQUITY RETURN	1M LIBOR	Monthly	KRW	(1,251)	(100,554)	(110,968)	10,414
KC CO. LTD. REGISTERED SHS	BAML	10/21/19	1M LIBOR	EQUITY RETURN	Monthly	KRW	7,695	109,726	139,445	(29,719)
KPM TECH CO LTD REGISTERED SHS	BAML	1/8/19	EQUITY RETURN	1M LIBOR	Monthly	KRW	(2,847)	(2,811)	(8,340)	5,529
LAFARGE MALAYSIA ORD SHS	BAML	6/28/19	EQUITY RETURN	1M LIBOR	Monthly	MYR	(48,227)	(24,776)	(36,420)	11,644
LMS CO LTD REGISTERED SHS	BAML	10/21/19	1M LIBOR	EQUITY RETURN	Monthly	KRW	9,327	46,651	50,102	(3,451)
LOCALIZA RENT A CAR SA REGISTERED SHS	BAML	12/21/18	EQUITY RETURN	1M LIBOR	Monthly	BRL	(12,100)	(93,465)	(74,837)	(18,628)
LOTTE CORP REGISTERED SHS	BAML	12/13/18	EQUITY RETURN	1M LIBOR	Monthly	KRW	(100)	(4,173)	(4,706)	533
LOTTE FOOD CO LTD REGISTERED SHS	BAML	10/21/19	1M LIBOR	EQUITY RETURN	Monthly	KRW	137	78,863	101,850	(22,987)
MAG SILVER CORP REGISTERED SHS	BAML	12/24/18	EQUITY RETURN	1M LIBOR	Monthly	CAD	(1,200)	(8,622)	(13,368)	4,746
MAGICMICRO CO.LTD REGISTERED SHS	BAML	1/8/19	EQUITY RETURN	1M LIBOR	Monthly	KRW	(1,600)	(4,598)	(7,882)	3,284
MAGNITOGORSK IRON & STEEL WORKS PUBLIC JOINT STOCK	BAML	2/8/19	1M LIBOR	EQUITY RETURN	Monthly	RUB	223,800	163,013	161,480	1,533
MASON GROUP HOLDINGS LIMITED REGISTERED SHS	BAML	12/13/18	EQUITY RETURN	1M LIBOR	Monthly	HKD	(1,140,000)	(20,634)	(28,346)	7,712
MCMILLAN SHAKESPEARE LTD REGISTERED SHS	BAML	7/29/19	1M LIBOR	EQUITY RETURN	Monthly	AUD	16,805	196,330	201,063	(4,733)
MCMILLAN SHAKESPEARE LTD REGISTERED SHS	BAML	1/28/19	1M LIBOR	EQUITY RETURN	Monthly	AUD	12,487	145,883	160,575	(14,692)
METRO BANK PLC REGISTERED SHS	BAML	5/31/19	EQUITY RETURN	1M LIBOR	Monthly	GBP	(950)	(26,977)	(26,638)	(339)
MEYER BURGER TECHNOLOGY AG NAMEN-AKT	BAML	5/31/19	EQUITY RETURN	1M LIBOR	Monthly	CHF	(43,071)	(22,559)	(22,020)	(539)
MINERA FRISCO SAB DE CV REGISTERED SHS -A-1-	BAML	12/24/18	EQUITY RETURN	1M LIBOR	Monthly	MXN	(56,438)	(17,611)	(23,460)	5,849
MITHRA PHARMACEUTICALS SA SHS	BAML	5/31/19	EQUITY RETURN	1M LIBOR	Monthly	EUR	(2,080)	(57,067)	(74,023)	16,956
MOBASE CO LTD REGISTERED SHS	BAML	10/21/19	1M LIBOR	EQUITY RETURN	Monthly	KRW	22,899	60,282	91,074	(30,792)
MOLECULAR PARTNERS AG NAMEN-AKT	BAML	5/31/19	EQUITY RETURN	1M LIBOR	Monthly	CHF	(1,694)	(31,087)	(34,474)	3,387
MONEY FORWARD INC.	BAML	3/7/19	EQUITY RETURN	1M LIBOR	Monthly	JPY	(5,000)	(168,328)	(219,366)	51,038
NASPERS LTD REGISTERED SHS -N-	BAML	7/22/19	EQUITY RETURN	1M LIBOR	Monthly	ZAR	(638)	(111,765)	(121,919)	10,154
NATURECELL CO.LTD. REGISTERED SHS	BAML	1/8/19	EQUITY RETURN	1M LIBOR	Monthly	KRW	(420)	(5,307)	(14,286)	8,979
NEWMAX TECHNOLOGY CO LTD REGISTERED SHS	BAML	7/29/19	EQUITY RETURN	1M LIBOR	Monthly	TWD	(5,000)	(8,252)	(9,144)	892
NIIT TECHNOLOGIES LTD SHS DEMATERIALISED	BAML	5/30/19	1M LIBOR	EQUITY RETURN	Monthly	INR	25,517	424,178	430,018	(5,840)
NORTH MINING SHARES CO LTD REGISTERED SHS	BAML	7/29/19	EQUITY RETURN	1M LIBOR	Monthly	HKD	(1,965,198)	(6,763)	(25,795)	19,032
NORTHERN STAR RESOURCES LTD REGISTERED SHS	BAML	1/28/19	1M LIBOR	EQUITY RETURN	Monthly	AUD	71,263	443,019	446,426	(3,407)
NRW HOLDINGS LTD REGISTERED SHS	BAML	1/28/19	1M LIBOR	EQUITY RETURN	Monthly	AUD	61,079	79,791	80,024	(233)
NSN CO. LTD. REGISTERED SHS	BAML	1/8/19	EQUITY RETURN	1M LIBOR	Monthly	KRW	(1,639)	(2,165)	(5,072)	2,907
OBRASCON HUARTE LAIN SA BEARER SHS	BAML	5/31/19	EQUITY RETURN	1M LIBOR	Monthly	EUR	(19,274)	(22,024)	(21,710)	(314)
OSISKO MINING INC REGISTERED SHS	BAML	12/24/18	EQUITY RETURN	1M LIBOR	Monthly	CAD	(20,500)	(41,570)	(56,298)	14,728
PAGEGROUP PLC REGISTERED SHS	BAML	5/31/19	1M LIBOR	EQUITY RETURN	Monthly	GBP	7,608	48,766	48,702	64
PARADISE CO LTD REGISTERED SHS	BAML	1/8/19	EQUITY RETURN	1M LIBOR	Monthly	KRW	(7,014)	(110,171)	(120,621)	10,450
PCL. INC REGISTERED SHS	BAML	1/8/19	EQUITY RETURN	1M LIBOR	Monthly	KRW	(2,064)	(19,289)	(34,617)	15,328
PERSISTENT SYSTEMS LTD REGISTERED SHS	BAML	5/30/19	1M LIBOR	EQUITY RETURN	Monthly	INR	12,591	96,574	148,379	(51,805)
PETRA DIAMONDS LTD REGISTERED SHS	BAML	5/31/19	EQUITY RETURN	1M LIBOR	Monthly	GBP	(136,499)	(68,217)	(115,217)	47,000
PHIL COMPANY INC.	BAML	3/7/19	EQUITY RETURN	1M LIBOR	Monthly	JPY	(168)	(5,946)	(10,607)	4,661
PINNACLE INVESTMENT MANAGEMENT GROUP LTD REGISTERE	BAML	12/17/18	EQUITY RETURN	1M LIBOR	Monthly	AUD	(4,772)	(18,583)	(21,802)	3,219
PLUS500 LTD REGISTERED SHS	BAML	5/31/19	1M LIBOR	EQUITY RETURN	Monthly	GBP	28,571	493,951	548,543	(54,592)
PRIMARY HEALTH CARE LTD REGISTERED SHS	BAML	1/28/19	1M LIBOR	EQUITY RETURN	Monthly	AUD	151,159	283,625	306,213	(22,588)
PSK INC REGISTERED SHS	BAML	10/21/19	1M LIBOR	EQUITY RETURN	Monthly	KRW	10,720	123,700	164,871	(41,171)
PSK INC REGISTERED SHS	BAML	10/21/19	1M LIBOR	EQUITY RETURN	Monthly	KRW	11,018	127,138	163,428	(36,290)
PT LINK NET TBK REGISTERED SHS	BAML	12/10/18	1M LIBOR	EQUITY RETURN	Monthly	IDR	345,000	99,609	122,597	(22,988)
QANTAS AIRWAYS LTD REGISTERED SHS	BAML	1/28/19	1M LIBOR	EQUITY RETURN	Monthly	AUD	35,241	136,490	137,377	(887)
QUANTA COMPUTER INC REGISTERED SHS	BAML	9/3/19	EQUITY RETURN	1M LIBOR	Monthly	TWD	(123,000)	(194,050)	(215,365)	21,315
RALLYE SA ACT	BAML	5/31/19	1M LIBOR	EQUITY RETURN	Monthly	EUR	9,483	105,303	110,716	(5,413)
ROOTS CORPORATION REGISTERED SHS	BAML	12/24/18	EQUITY RETURN	1M LIBOR	Monthly	CAD	(15,000)	(59,011)	(76,576)	17,565
ROYAL BAFOKENG PLATINUM LIMITED REGISTERED SHS	BAML	7/22/19	EQUITY RETURN	1M LIBOR	Monthly	ZAR	(17,706)	(31,942)	(32,768)	826
SAMJIN PHARMACEUTICAL CO LTD REGISTERED SHS	BAML	10/21/19	1M LIBOR	EQUITY RETURN	Monthly	KRW	2,375	77,110	120,550	(43,440)
SAMSUNG BIOLOGICS CO. LTD. REGISTERED SHS	BAML	1/8/19	EQUITY RETURN	1M LIBOR	Monthly	KRW	(154)	(52,365)	(69,264)	16,899
SAMSUNG HEAVY INDUSTRIES CO.LTD REGISTERED SHS	BAML	1/8/19	EQUITY RETURN	1M LIBOR	Monthly	KRW	(44,320)	(270,680)	(325,379)	54,699
SAMSUNG HEAVY INDUSTRIES CO.LTD REGISTERED SHS	BAML	12/13/18	EQUITY RETURN	1M LIBOR	Monthly	KRW	(3,764)	(22,988)	(24,098)	1,110
SANBIO CO. LTD.	BAML	3/7/19	EQUITY RETURN	1M LIBOR	Monthly	JPY	(1,300)	(42,383)	(44,706)	2,323
SANDFIRE RESOURCES NL REGISTERED SHS	BAML	7/29/19	1M LIBOR	EQUITY RETURN	Monthly	AUD	53,336	251,134	360,932	(109,798)
SANTOS BRASIL PARTICIPACO	BAML	12/21/18	EQUITY RETURN	1M LIBOR	Monthly	BRL	(86,800)	(83,255)	(77,135)	(6,120)
SANY HEAVY INDUSTRY CO LTD SHS -A-	BAML	7/29/19	1M LIBOR	EQUITY RETURN	Monthly	CNY	243,260	274,592	329,325	(54,733)
SCAPA GROUP PLC REGISTERED SHS	BAML	5/31/19	EQUITY RETURN	1M LIBOR	Monthly	GBP	(14,966)	(78,119)	(89,957)	11,838
SENVION S.A. REGISTERED SHS	BAML	5/31/19	EQUITY RETURN	1M LIBOR	Monthly	EUR	(11,091)	(62,991)	(114,643)	51,652
SIMMTECH CO. LTD. REGISTERED SHS	BAML	10/21/19	1M LIBOR	EQUITY RETURN	Monthly	KRW	9,510	68,680	87,416	(18,736)
SIMMTECH CO. LTD. REGISTERED SHS	BAML	10/21/19	1M LIBOR	EQUITY RETURN	Monthly	KRW	15,312	110,581	140,748	(30,167)
SIRIUS MINERALS PLC REGISTERED SHS	BAML	5/31/19	EQUITY RETURN	1M LIBOR	Monthly	GBP	(136,633)	(40,196)	(44,944)	4,748

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2018

Company Reference	Counterparty	Termination Date	Fund Pays	Fund Receives	Payment Frequency	Currency	Notional Amount	Value	Upfront Payments	Unrealized Appreciation (Depreciation)
SK CHEMICALS CO.LTD. REGISTERED SHS	BAML	1/8/19	EQUITY RETURN	1M LIBOR	Monthly	KRW	(217)	$(11,501)	$(20,978)	$9,477
SMARK CO. LTD REGISTERED SHS	BAML	12/13/18	EQUITY RETURN	1M LIBOR	Monthly	KRW	(23,983)	(2,147)	(11,409)	9,262
SOLARIA ENERGIA Y MEDIO AMBIENTE SA BEARER SHS	BAML	5/31/19	EQUITY RETURN	1M LIBOR	Monthly	EUR	(3,541)	(15,224)	(14,599)	(625)
SOMBOON ADVANCE TECHNOLOGY PUBLIC CO LTD SHS FOREI	BAML	7/11/19	1M LIBOR	EQUITY RETURN	Monthly	THB	110,429	67,684	77,857	(10,173)
SONATA SOFTWARE LTD SHS DEMATERIALISED	BAML	5/30/19	1M LIBOR	EQUITY RETURN	Monthly	INR	17,483	73,050	91,962	(18,912)
SPIE SA ACT	BAML	5/31/19	EQUITY RETURN	1M LIBOR	Monthly	EUR	(9,811)	(153,956)	(176,018)	22,062
STATE BANK OF INDIA SHS SPONSORED GLOBAL DEPOSITAR	BAML	2/8/19	EQUITY RETURN	1M LIBOR	Monthly	USD	(8,068)	(305,374)	(325,613)	20,239
STCUBE INC REGISTERED SHS	BAML	12/13/18	EQUITY RETURN	1M LIBOR	Monthly	KRW	(3,579)	(48,365)	(57,785)	9,420
SUMMERSET GROUP HOLDINGS LTD REGISTERED SHS	BAML	7/29/19	1M LIBOR	EQUITY RETURN	Monthly	NZD	24,097	104,669	124,944	(20,275)
SUMMERSET GROUP HOLDINGS LTD REGISTERED SHS	BAML	7/29/19	1M LIBOR	EQUITY RETURN	Monthly	NZD	27,346	118,782	141,790	(23,008)
SUPER RETAIL GROUP LTD REGISTERED SHS	BAML	7/29/19	1M LIBOR	EQUITY RETURN	Monthly	AUD	55,608	284,275	343,066	(58,791)
TAIWAN SECOM REGISTERED SHS	BAML	12/17/18	1M LIBOR	EQUITY RETURN	Monthly	TWD	26,000	73,892	72,793	1,099
TATA CONSULTANCY SERVICES LTD SHS DEMATERIALISED	BAML	5/30/19	1M LIBOR	EQUITY RETURN	Monthly	INR	19,845	520,856	561,397	(40,541)
TATNEFT PJSC REGISTERED SHS	BAML	2/8/19	1M LIBOR	EQUITY RETURN	Monthly	RUB	1,860	22,165	21,652	513
TATUNG CO LTD REGISTERED SHS	BAML	9/3/19	EQUITY RETURN	1M LIBOR	Monthly	TWD	(10,000)	(11,626)	(12,474)	848
TEKFEN HOLDING AS BEARER SHS	BAML	10/29/19	1M LIBOR	EQUITY RETURN	Monthly	TRY	30,914	117,156	118,991	(1,835)
TELCON RF PHARMACEUTICAL. INC. REGISTERED SHS	BAML	1/8/19	EQUITY RETURN	1M LIBOR	Monthly	KRW	(29,058)	(257,534)	(345,127)	87,593
TELCON RF PHARMACEUTICAL. INC. REGISTERED SHS	BAML	12/13/18	EQUITY RETURN	1M LIBOR	Monthly	KRW	(2,938)	(26,039)	(18,243)	(7,796)
TEST RITE INTERNATIONAL CO LTD REGISTERED SHS	BAML	12/17/18	1M LIBOR	EQUITY RETURN	Monthly	TWD	88,000	63,803	68,098	(4,295)
THE NEW ZEALAND REFINING COMPANY LTD REGISTERED SH	BAML	7/29/19	1M LIBOR	EQUITY RETURN	Monthly	NZD	62,873	96,364	103,979	(7,615)
TMAC RESOURCES INC REGISTERED SHS	BAML	12/24/18	EQUITY RETURN	1M LIBOR	Monthly	CAD	(4,700)	(17,705)	(25,811)	8,106
TOPBI INTERNATIONAL HOLDINGS LTD REGISTERED SHS	BAML	12/17/18	1M LIBOR	EQUITY RETURN	Monthly	TWD	22,000	64,300	76,024	(11,724)
TRADE ME GROUP LTD REGISTERED SHS	BAML	7/29/19	1M LIBOR	EQUITY RETURN	Monthly	NZD	53,886	170,451	183,782	(13,331)
TRADE ME GROUP LTD REGISTERED SHS	BAML	1/28/19	1M LIBOR	EQUITY RETURN	Monthly	AUD	29,478	93,089	100,424	(7,335)
TUBACEX SA BEARER SHS	BAML	5/31/19	EQUITY RETURN	1M LIBOR	Monthly	EUR	(4,878)	(17,274)	(17,151)	(123)
TUPY SA REGISTERED SHS	BAML	12/21/18	1M LIBOR	EQUITY RETURN	Monthly	BRL	20,300	95,446	113,297	(17,851)
UNITED RENEWABLE ENERGY CO. LTD. REGISTERED SHS	BAML	9/3/19	EQUITY RETURN	1M LIBOR	Monthly	TWD	(115,000)	(25,515)	(38,584)	13,069
V1 GROUP LTD REGISTERED SHS	BAML	7/29/19	EQUITY RETURN	1M LIBOR	Monthly	HKD	(98,000)	(5,996)	(5,994)	(2)
VALEURA ENERGY INC REGISTERED SHS	BAML	12/24/18	EQUITY RETURN	1M LIBOR	Monthly	CAD	(18,800)	(57,969)	(62,325)	4,356
VALEURA ENERGY INC REGISTERED SHS	BAML	12/24/18	EQUITY RETURN	1M LIBOR	Monthly	CAD	(25,700)	(79,245)	(77,041)	(2,204)
VALLOUREC SA ACT	BAML	5/31/19	EQUITY RETURN	1M LIBOR	Monthly	EUR	(13,980)	(66,319)	(72,305)	5,986
VILLAGE ROADSHOW LTD REGISTERED SHS	BAML	12/17/18	EQUITY RETURN	1M LIBOR	Monthly	AUD	(11,316)	(18,188)	(17,925)	(263)
VIRTUS HEALTH LTD REGISTERED SHS	BAML	1/28/19	1M LIBOR	EQUITY RETURN	Monthly	AUD	17,343	61,767	72,344	(10,577)
VIVA CHINA HOLDINGS LTD REGISTERED SHS	BAML	7/29/19	EQUITY RETURN	1M LIBOR	Monthly	HKD	(192,000)	(20,802)	(21,531)	729
VOLTABOX AG INHABER-AKT	BAML	5/31/19	EQUITY RETURN	1M LIBOR	Monthly	EUR	(635)	(11,459)	(16,740)	5,281
VTB BANK PJSC REGISTERED SHS	BAML	2/8/19	1M LIBOR	EQUITY RETURN	Monthly	RUB	53,110,000	29,515	30,834	(1,319)
WE SOLUTIONS LIMITED REGISTERED SHS	BAML	12/13/18	EQUITY RETURN	1M LIBOR	Monthly	HKD	(240,000)	(16,214)	(51,676)	35,462
WELLBIOTEC CO. LTD REGISTERED SHS	BAML	12/13/18	EQUITY RETURN	1M LIBOR	Monthly	KRW	(1,108)	(6,524)	(7,882)	1,358
ZHEJIANG HANGMIN CO LTD SHS -A-	BAML	7/29/19	1M LIBOR	EQUITY RETURN	Monthly	CNY	23,300	27,638	29,462	(1,824)
3I GROUP PLC	DB	8/2/19	USD1M_Reuters	EQUITY RETURN	Monthly	GBP	44,660	499,766	516,596	(16,830)
ACCENT GROUP LTD	DB	5/7/19	USD1M_Reuters	EQUITY RETURN	Monthly	AUD	49,125	43,348	38,522	4,826
AFTERPAY TOUCH GROUP LTD	DB	5/7/19	EQUITY RETURN	USD1M_Reuters	Monthly	AUD	(1,540)	(13,633)	(17,606)	3,973
ALLIED MINDS PLC	DB	8/2/19	EQUITY RETURN	USD1M_Reuters	Monthly	GBP	(30,251)	(22,936)	(25,368)	2,432
ALTRAN TECHNOLOGIES SA	DB	7/2/19	EQUITY RETURN	USD1M_Reuters	Monthly	EUR	(28,439)	(282,395)	(247,229)	(35,166)
ASOS PLC	DB	8/2/19	EQUITY RETURN	USD1M_Reuters	Monthly	GBP	(2,043)	(142,036)	(179,524)	37,488
ASSOCIATED BRITISH FOODS PLC	DB	8/2/19	EQUITY RETURN	USD1M_Reuters	Monthly	GBP	(6,545)	(198,992)	(199,103)	111
ASSURA PLC	DB	8/2/19	EQUITY RETURN	USD1M_Reuters	Monthly	GBP	(101,077)	(67,490)	(83,227)	15,737
ASTRAL FOODS LTD	DB	6/3/19	USD1M_Reuters	EQUITY RETURN	Monthly	ZAR	10,729	143,286	219,843	(76,557)
AUTOCANADA INC	DB	11/18/19	EQUITY RETURN	USD1M_Reuters	Monthly	CAD	(13,500)	(102,692)	(115,200)	12,508
AUTOCANADA INC	DB	5/14/19	EQUITY RETURN	USD1M_Reuters	Monthly	CAD	(10,400)	(79,111)	(88,896)	9,785
AXACTOR	DB	9/3/19	EQUITY RETURN	USD1M_Reuters	Monthly	NOK	(31,217)	(81,781)	(75,036)	(6,745)
BANCO ESTADO RIO GRANDE SUL	DB	9/2/19	USD1M_Reuters	EQUITY RETURN	Monthly	BRL	42,400	224,185	261,159	(36,974)
CAIRN ENERGY PLC	DB	8/2/19	EQUITY RETURN	USD1M_Reuters	Monthly	GBP	(58,506)	(147,239)	(158,522)	11,283
CAPITA GROUP PLC	DB	8/2/19	EQUITY RETURN	USD1M_Reuters	Monthly	GBP	(158,664)	(260,101)	(256,337)	(3,764)
CHIMEI MATERIALS TECHNOLOGY	DB	8/2/19	EQUITY RETURN	USD1M_Reuters	Monthly	TWD	(18,939)	(4,388)	(8,625)	4,237
CHINA FISHERY GROUP LTD	DB	11/1/19	EQUITY RETURN	USD1M_Reuters	Monthly	SGD	(375,000)	(20,555)	(20,178)	(377)
CONTINENTAL GOLD LTD	DB	11/18/19	EQUITY RETURN	USD1M_Reuters	Monthly	CAD	(5,500)	(9,548)	(11,067)	1,519
COOPER ENERGY LTD	DB	5/7/19	EQUITY RETURN	USD1M_Reuters	Monthly	AUD	(48,434)	(15,962)	(10,436)	(5,526)
CORETRONIC CORP	DB	8/2/19	USD1M_Reuters	EQUITY RETURN	Monthly	TWD	91,000	124,980	148,298	(23,318)
CRUCIALTEC CO LTD	DB	4/2/19	EQUITY RETURN	USD1M_Reuters	Monthly	KRW	(2,000)	(2,624)	(7,555)	4,931
DIGITAL OPTICS CO LTD	DB	6/11/19	EQUITY RETURN	USD1M_Reuters	Monthly	KRW	(8,900)	(7,888)	(10,831)	2,943
DOWNER EDI LIMITED	DB	5/7/19	USD1M_Reuters	EQUITY RETURN	Monthly	AUD	76,983	377,567	393,280	(15,713)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2018

Company Reference	Counterparty	Termination Date	Fund Pays	Fund Receives	Payment Frequency	Currency	Notional Amount	Value	Upfront Payments	Unrealized Appreciation (Depreciation)
ELAN MICROELECTRONICS CORP	DB	8/2/19	USD1M_Reuters	EQUITY RETURN	Monthly	TWD	95,200	$176,894	$196,710	$(19,816)
ELTEL AB-W/I	DB	5/28/19	EQUITY RETURN	USD1M_Reuters	Monthly	SEK	(20,877)	(45,110)	(64,041)	18,931
ESTIA HEALTH LTD	DB	5/7/19	USD1M_Reuters	EQUITY RETURN	Monthly	AUD	80,370	116,203	197,987	(81,784)
ETREND HIGHTECH CORP	DB	8/2/19	USD1M_Reuters	EQUITY RETURN	Monthly	TWD	76,010	62,144	75,185	(13,041)
EUROPCAR GROUPE SA	DB	7/2/19	EQUITY RETURN	USD1M_Reuters	Monthly	EUR	(10,056)	(95,414)	(92,050)	(3,364)
EVOLVA HOLDING SA	DB	11/19/18	EQUITY RETURN	USD1M_Reuters	Monthly	CHF	(98,352)	(25,399)	(35,084)	9,685
FERREXPO PLC	DB	8/2/19	USD1M_Reuters	EQUITY RETURN	Monthly	GBP	64,037	170,461	142,368	28,093
FEVERTREE DRINKS PLC	DB	8/2/19	EQUITY RETURN	USD1M_Reuters	Monthly	GBP	(3,503)	(124,135)	(124,620)	485
FLC FAROS CONSTRUCTION JSC	DB	1/2/19	EQUITY RETURN	USD1M_Reuters	Monthly	VND	(31,966)	(52,237)	(243,916)	191,679
GREAT WALL ENTERPRISES	DB	8/2/19	USD1M_Reuters	EQUITY RETURN	Monthly	TWD	63,130	61,406	62,263	(857)
GREENYARD ORD	DB	10/28/19	EQUITY RETURN	USD1M_Reuters	Monthly	EUR	(6,540)	(59,684)	(63,382)	3,698
INVENTEC CO LTD	DB	8/2/19	USD1M_Reuters	EQUITY RETURN	Monthly	TWD	268,000	216,080	231,497	(15,417)
IVANHOE MINES LTD	DB	5/14/19	EQUITY RETURN	USD1M_Reuters	Monthly	CAD	(800)	(1,511)	(2,541)	1,030
JOHNSON SERVICE GROUP PLC	DB	8/2/19	USD1M_Reuters	EQUITY RETURN	Monthly	GBP	69,080	113,905	129,487	(15,582)
KAHEE CO LTD	DB	6/11/19	EQUITY RETURN	USD1M_Reuters	Monthly	KRW	(30,389)	(2,720)	(17,172)	14,452
KIDMAN RESOURCES LTD	DB	5/7/19	EQUITY RETURN	USD1M_Reuters	Monthly	AUD	(94,100)	(66,693)	(97,450)	30,757
KUMBA IRON ORE LTD	DB	6/3/19	USD1M_Reuters	EQUITY RETURN	Monthly	ZAR	612	11,931	11,573	358
LOCALIZA RENT A CAR	DB	9/2/19	EQUITY RETURN	USD1M_Reuters	Monthly	BRL	(30,500)	(236,670)	(216,694)	(19,976)
MAHLE-METAL LEVE SA	DB	9/2/19	USD1M_Reuters	EQUITY RETURN	Monthly	BRL	13,700	79,426	97,568	(18,142)
MALAYSIAN RESOURCES CORP BHD	DB	9/9/19	EQUITY RETURN	USDON_Reuters	Monthly	MYR	(64,900)	(11,322)	(11,408)	86
MEDIA CHINA CORPORATION LTD	DB	9/4/19	EQUITY RETURN	USD1M_Reuters	Monthly	HKD	(363,247)	(8,659)	(13,109)	4,450
MY EG SERVICES BHD	DB	9/9/19	EQUITY RETURN	USDON_Reuters	Monthly	MYR	(154,400)	(44,278)	(44,519)	241
NEL ASA	DB	9/3/19	EQUITY RETURN	USD1M_Reuters	Monthly	NOK	(147,348)	(75,457)	(53,008)	(22,449)
NEWMAX TECHNOLOGY CO LTD	DB	8/2/19	EQUITY RETURN	USD1M_Reuters	Monthly	TWD	(33,000)	(54,493)	(52,064)	(2,429)
NEWRIVER REIT PLC	DB	8/2/19	EQUITY RETURN	USD1M_Reuters	Monthly	GBP	(18,601)	(59,967)	(79,176)	19,209
NO VA LAND INVESTMENT GROUP	DB	1/2/19	EQUITY RETURN	USD1M_Reuters	Monthly	VND	(28,320)	(86,250)	(94,383)	8,133
NORTH MINING SHARES CO LTD	DB	9/4/19	EQUITY RETURN	USD1M_Reuters	Monthly	HKD	(28,198)	(97)	(572)	475
OIL & GAS DEVELOPMENT CO LTD	DB	9/6/19	USD1M_Reuters	EQUITY RETURN	Monthly	PKR	37,452	44,497	46,728	(2,231)
OSISKO EXPLORATION LTEE	DB	11/18/19	EQUITY RETURN	USD1M_Reuters	Monthly	CAD	(5,600)	(11,385)	(11,013)	(372)
OXFORD BIOMEDICA PLC	DB	8/2/19	USD1M_Reuters	EQUITY RETURN	Monthly	GBP	2,125	18,686	22,922	(4,236)
PCL INC	DB	4/2/19	EQUITY RETURN	USD1M_Reuters	Monthly	KRW	(1,405)	(13,131)	(24,431)	11,300
Pepkor Holdings ORD SHS	DB	6/3/19	EQUITY RETURN	USD1M_Reuters	Monthly	ZAR	(26,948)	(33,175)	(30,969)	(2,206)
PERSIMMON PLC	DB	8/2/19	USD1M_Reuters	EQUITY RETURN	Monthly	GBP	18,835	550,571	612,410	(61,839)
PHICOM CORP	DB	4/2/19	EQUITY RETURN	USD1M_Reuters	Monthly	KRW	(1,928)	(1,717)	(2,770)	1,053
PIERRE & VACANCES	DB	7/2/19	EQUITY RETURN	USD1M_Reuters	Monthly	EUR	(235)	(5,205)	(9,008)	3,803
PLASTIVALOIRE	DB	7/2/19	USD1M_Reuters	EQUITY RETURN	Monthly	EUR	8,880	111,000	115,535	(4,535)
PORTO SEGURO SA	DB	9/2/19	USD1M_Reuters	EQUITY RETURN	Monthly	BRL	16,100	236,304	237,909	(1,605)
PROVIDENT FINANCIAL PLC	DB	8/2/19	EQUITY RETURN	USD1M_Reuters	Monthly	GBP	(19,663)	(127,884)	(177,910)	50,026
REDDE PLC	DB	8/2/19	USD1M_Reuters	EQUITY RETURN	Monthly	GBP	50,911	114,047	125,394	(11,347)
REGEN CO LTD	DB	4/2/19	EQUITY RETURN	USD1M_Reuters	Monthly	KRW	(87)	(115)	(374)	259
ROOTS CORP	DB	5/14/19	EQUITY RETURN	USD1M_Reuters	Monthly	CAD	(4,600)	(18,144)	(18,170)	26
SABRE INSURANCE GROUP PLC WI	DB	8/2/19	EQUITY RETURN	USD1M_Reuters	Monthly	GBP	(24,520)	(82,486)	(78,616)	(3,870)
SAMSUNG HEAVY INDUSTRIES	DB	6/11/19	EQUITY RETURN	USD1M_Reuters	Monthly	KRW	(2,005)	(12,246)	(13,426)	1,180
SANBIO CO LTD	DB	11/5/19	EQUITY RETURN	USD1M_Reuters	Monthly	JPY	(2,400)	(77,990)	(88,033)	10,043
SHOP APOTHEKE EUROPE NV	DB	10/2/19	EQUITY RETURN	USD1M_Reuters	Monthly	EUR	(38)	(1,936)	(2,022)	86
SIEMENS GAMESA RENEWABLE ENERGY	DB	4/8/19	EQUITY RETURN	USD1M_Reuters	Monthly	EUR	(22,609)	(250,666)	(253,527)	2,861
SINMAG BAKERY MACHINE CORP	DB	8/2/19	USD1M_Reuters	EQUITY RETURN	Monthly	TWD	18,630	74,953	95,981	(21,028)
SIRIUS EXPLORATION PLC	DB	8/2/19	EQUITY RETURN	USD1M_Reuters	Monthly	GBP	(24,331)	(7,143)	(11,107)	3,964
SKY NETWORK TELEVISION LTD	DB	10/29/19	USD1M_Reuters	EQUITY RETURN	Monthly	NZD	81,145	118,683	115,747	2,936
SOLGOLD PLC	DB	8/2/19	EQUITY RETURN	USD1M_Reuters	Monthly	GBP	(187,646)	(94,448)	(56,483)	(37,965)
ST BARBARA LTD	DB	5/7/19	USD1M_Reuters	EQUITY RETURN	Monthly	AUD	155,271	457,801	389,340	68,461
STEMSCIENCE CO LTD	DB	6/11/19	EQUITY RETURN	USD1M_Reuters	Monthly	KRW	(1,591)	(12,398)	(12,360)	(38)
SULA11.SA	DB	9/2/19	USD1M_Reuters	EQUITY RETURN	Monthly	BRL	47,181	315,809	267,765	48,044
SYRAH RESOURCES LTD	DB	5/7/19	EQUITY RETURN	USD1M_Reuters	Monthly	AUD	(10,641)	(12,067)	(13,900)	1,833
TELCON INC	DB	4/2/19	EQUITY RETURN	USD1M_Reuters	Monthly	KRW	(545)	(4,830)	(6,264)	1,434
THIN FILM ELECTRONICS ASA	DB	9/3/19	EQUITY RETURN	USD1M_Reuters	Monthly	NOK	(182,621)	(19,981)	(79,953)	59,972
THOMAS COOK GROUP PLC	DB	8/2/19	EQUITY RETURN	USD1M_Reuters	Monthly	GBP	(34,023)	(19,561)	(19,507)	(54)
TMAC RESOURCES INC	DB	5/14/19	EQUITY RETURN	USD1M_Reuters	Monthly	CAD	(10,500)	(39,656)	(98,370)	58,714
TURVO INTERNATIONAL CO LTD	DB	8/2/19	USD1M_Reuters	EQUITY RETURN	Monthly	TWD	31,860	67,231	97,965	(30,734)
UNITED FIBER OPTICAL COMMUNI	DB	8/2/19	EQUITY RETURN	USD1M_Reuters	Monthly	TWD	(29,000)	(9,081)	(20,826)	11,745
VITA GROUP LTD	DB	5/7/19	USD1M_Reuters	EQUITY RETURN	Monthly	AUD	75,250	55,200	55,487	(287)
WALTON ADVANCED ENGINEERING	DB	8/2/19	USD1M_Reuters	EQUITY RETURN	Monthly	TWD	233,680	77,780	111,376	(33,596)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2018

Company Reference	Counterparty	Termination Date	Fund Pays	Fund Receives	Payment Frequency	Currency	Notional Amount	Value	Upfront Payments	Unrealized Appreciation (Depreciation)
WHITEHAVEN COAL LTD	DB	5/7/19	USD1M_Reuters	EQUITY RETURN	Monthly	AUD	141,125	$485,108	$455,872	$29,236
WHOLETECH SYSTEM HITECH LTD	DB	8/2/19	USD1M_Reuters	EQUITY RETURN	Monthly	TWD	76,000	70,364	76,586	(6,222)
ZENG HSING INDUSTRIAL CO LTD	DB	8/2/19	USD1M_Reuters	EQUITY RETURN	Monthly	TWD	23,105	107,144	97,515	9,629
ARCAM AB	GS	9/10/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	SEK	(2,001)	(75,457)	(77,358)	1,901
ASIA DEVELOPMENT CAPITAL CO	GS	11/15/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	JPY	(712,900)	(56,658)	(63,028)	6,370
ASIA PLUS GROUP HDS SECS-FOR	GS	5/14/19	USD-LIBOR-BBA	EQUITY RETURN	Monthly	THB	311,065	34,965	37,237	(2,272)
AVIC INTERNATIONAL HLDGS HK	GS	11/7/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	HKD	(2,254,000)	(51,999)	(60,566)	8,567
BERKELEY GROUP HOLDINGS/THE	GS	8/13/19	USD-LIBOR-BBA	EQUITY RETURN	Monthly	GBP	8,522	380,731	407,758	(27,027)
BIO ON SPA	GS	8/20/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	EUR	(1,100)	(69,604)	(65,094)	(4,510)
BNN TECHNOLOGY PLC	GS	12/11/18	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	GBP	(6,510)	(3,489)	(3,592)	103
BURKHALTER HOLDING AG	GS	11/27/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	CHF	(994)	(77,671)	(74,370)	(3,301)
CAIRN HOMES PLC	GS	11/29/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	EUR	(6,326)	(10,154)	(10,003)	(151)
CENTURY IRON & STEEL INDUS	GS	11/29/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	TWD	(5,000)	(12,002)	(12,760)	758
CHENG MEI MATERIALS TECHNOLO	GS	5/20/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	TWD	(126,108)	(29,212)	(48,906)	19,694
CHINA ENERGINE INTERNATIONAL	GS	10/22/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	HKD	(235,223)	(5,756)	(5,847)	91
CIA SANEAMENTO MINAS GERAIS	GS	6/13/19	USD-LIBOR-BBA	EQUITY RETURN	Monthly	BRL	14,467	199,873	174,033	25,840
CNHTC JINAN TRUCK, CL A	GS	12/2/19	USD-LIBOR-BBA	EQUITY RETURN	Monthly	CNY	193,300	294,630	294,060	570
CORESTATE CAPITAL HOLDING S.	GS	5/22/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	EUR	(1,165)	(50,243)	(69,290)	19,047
COSCO CAPITAL INC	GS	7/23/19	USD-LIBOR-BBA	EQUITY RETURN	Monthly	PHP	572,728	72,366	68,633	3,733
COUNTRYWIDE PLC	GS	1/4/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	GBP	(11,740)	(1,570)	(9,237)	7,667
CSBC CORP TAIWAN	GS	10/2/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	TWD	(23,332)	(24,272)	(26,009)	1,737
DENISON MINES CORP	GS	3/18/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	CAD	(112,721)	(71,046)	(55,452)	(15,594)
DENISON MINES CORP	GS	9/5/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	CAD	(153,500)	(96,749)	(76,298)	(20,451)
EMPIRIC STUDENT PROPERTY PLC	GS	4/25/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	GBP	(65,558)	(79,308)	(76,633)	(2,675)
ENERGY ABSOLUTE PCL-FOREIGN	GS	3/12/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	THB	(206,600)	(305,810)	(402,765)	96,955
ENGRO FERTILIZERS LTD	GS	6/13/19	USD-LIBOR-BBA	EQUITY RETURN	Monthly	PKR	159,638	96,761	100,250	(3,489)
EVRAZ PLC	GS	11/15/18	USD-LIBOR-BBA	EQUITY RETURN	Monthly	GBP	64,500	446,935	360,958	85,977
FIRST PHILIPPINE HLDGS	GS	8/9/19	USD-LIBOR-BBA	EQUITY RETURN	Monthly	PHP	81,721	97,156	94,082	3,074
FOXTONS GROUP PLC	GS	11/19/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	GBP	(5,872)	(3,522)	(4,167)	645
FRESNILLO PLC	GS	5/9/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	GBP	(24,715)	(267,638)	(412,587)	144,949
GEXEED CO LTD	GS	7/11/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	JPY	(8,800)	(8,859)	(11,235)	2,376
GLOBE TELECOM INC	GS	10/10/19	USD-LIBOR-BBA	EQUITY RETURN	Monthly	PHP	425	16,578	16,346	232
G-SMATT GLOBAL CO LTD	GS	11/14/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	KRW	(869)	(7,740)	(10,422)	2,682
HOTEL CHOCOLAT GROUP LTD	GS	10/30/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	GBP	(17,873)	(62,151)	(76,089)	13,938
HOTRON PRECISION ELECTRONIC	GS	2/27/19	USD-LIBOR-BBA	EQUITY RETURN	Monthly	TWD	60,180	68,437	94,472	(26,035)
HTC CORP	GS	6/13/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	TWD	(129,000)	(140,032)	(244,735)	104,703
HUTCHISON CHINA MEDITECH LTD	GS	4/17/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	GBP	(1,852)	(114,858)	(121,562)	6,704
ID LOGISTICS GROUP	GS	3/6/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	EUR	(76)	(12,818)	(12,645)	(173)
ILIAD SA	GS	6/20/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	EUR	(2,350)	(271,993)	(331,626)	59,633
INTERSERVE PLC	GS	6/19/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	GBP	(31,923)	(19,725)	(27,714)	7,989
IVANHOE MINES LTD-CL A	GS	1/10/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	CAD	(1,700)	(3,202)	(5,441)	2,239
IVANHOE MINES LTD-CL A	GS	10/21/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	CAD	(6,459)	(12,164)	(12,296)	132
JB HI-FI LTD	GS	11/14/19	USD-LIBOR-BBA	EQUITY RETURN	Monthly	AUD	20,659	336,934	355,668	(18,734)
JB HI-FI LTD	GS	9/5/19	USD-LIBOR-BBA	EQUITY RETURN	Monthly	AUD	23,169	377,870	403,647	(25,777)
JMC CORPORATION	GS	11/21/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	JPY	(2,100)	(64,348)	(72,839)	8,491
LOTTE CORP	GS	6/6/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	KRW	(4,244)	(177,082)	(244,499)	67,417
MAG SILVER CORP	GS	11/29/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	CAD	(6,900)	(49,568)	(50,757)	1,189
MELROSE INDUSTRIES PLC	GS	11/6/18	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	GBP	(122,082)	(262,738)	(326,740)	64,002
MORGAN SINDALL GROUP PLC	GS	9/18/19	USD-LIBOR-BBA	EQUITY RETURN	Monthly	GBP	7,118	107,728	129,537	(21,809)
NATIONAL ALUMINIUM CO LTD	GS	10/30/19	USD-LIBOR-BBA	EQUITY RETURN	Monthly	INR	422,875	389,546	389,123	423
NATURECELL CO LTD	GS	2/27/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	KRW	(5,425)	(68,550)	(158,609)	90,059
NEINOR HOMES SA	GS	10/30/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	EUR	(4,109)	(66,047)	(76,408)	10,361
NEOPOST SA	GS	11/7/19	USD-LIBOR-BBA	EQUITY RETURN	Monthly	EUR	3,740	120,231	112,558	7,673
NETMARBLE CORP	GS	11/14/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	KRW	(1,590)	(156,265)	(174,956)	18,691
NEW HOPE CORP LTD	GS	11/7/19	USD-LIBOR-BBA	EQUITY RETURN	Monthly	AUD	48,026	112,723	128,323	(15,600)
NEW ZEALAND REFINING CO LTD	GS	5/7/19	USD-LIBOR-BBA	EQUITY RETURN	Monthly	NZD	10,902	16,781	18,060	(1,279)
NEWMAX TECHNOLOGY CO LTD	GS	12/12/18	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	TWD	(6,000)	(9,905)	(9,881)	(24)
NEXGEN ENERGY LTD	GS	5/8/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	CAD	(3,800)	(7,791)	(6,724)	(1,067)
NEXT BIOMETRICS GROUP AS	GS	12/3/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	NOK	(1,522)	(8,945)	(8,993)	48
NORTH MINING SHARES CO LTD	GS	12/5/18	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	HKD	(1,083,459)	(3,729)	(15,712)	11,983
NSN CO LTD	GS	11/21/18	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	KRW	(2,779)	(3,670)	(11,003)	7,333
NUTS INC	GS	7/5/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	JPY	(46,500)	(34,082)	(40,217)	6,135
OBRASCON HUARTE LAIN S.A.	GS	5/22/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	EUR	(59,258)	(67,748)	(275,687)	207,939

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2018

Company Reference	Counterparty	Termination Date	Fund Pays	Fund Receives	Payment Frequency	Currency	Notional Amount	Value	Upfront Payments	Unrealized Appreciation (Depreciation)
ORIENTAL UNION CHEMICAL	GS	9/5/19	USD-LIBOR-BBA	EQUITY RETURN	Monthly	TWD	84,000	$75,986	$89,169	$(13,183)
PARAMOUNT RESOURCES LTD -A	GS	1/16/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	CAD	(17,000)	(124,189)	(245,956)	121,767
PARAMOUNT RESOURCES LTD -A	GS	3/6/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	CAD	(16,000)	(116,883)	(216,327)	99,444
PEPTIDREAM INC	GS	9/20/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	JPY	(10,000)	(327,172)	(337,805)	10,633
PEUGEOT SA	GS	5/8/19	USD-LIBOR-BBA	EQUITY RETURN	Monthly	EUR	23,821	567,057	586,456	(19,399)
PHIL COMPANY	GS	4/2/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	JPY	(2,600)	(91,723)	(223,124)	131,401
PIERRE & VACANCES	GS	8/15/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	EUR	(1,447)	(32,038)	(36,426)	4,388
PPC LTD	GS	8/15/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	ZAR	(135,591)	(54,434)	(67,119)	12,685
QUANTA COMPUTER INC	GS	5/30/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	TWD	(58,000)	(91,536)	(105,485)	13,949
RASSINI SAB DE CV	GS	5/15/19	USD-LIBOR-BBA	EQUITY RETURN	Monthly	MXN	21,110	71,656	87,452	(15,796)
RENOVA INC	GS	4/2/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	JPY	(21,600)	(234,229)	(109,088)	(125,141)
S SCIENCE CO LTD	GS	10/3/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	JPY	(126,200)	(82,467)	(91,893)	9,426
SAMSUNG HEAVY INDUSTRIES	GS	1/16/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	KRW	(3,392)	(20,716)	(23,539)	2,823
SANY HEAVY INDUSTRY CO LTD-A	GS	12/2/19	USD-LIBOR-BBA	EQUITY RETURN	Monthly	CNY	45,400	51,228	51,722	(494)
SARAIVA SA LIVREIROS-PREF	GS	7/23/19	USD-LIBOR-BBA	EQUITY RETURN	Monthly	BRL	36,334	25,931	30,227	(4,296)
SEABRIDGE GOLD INC	GS	11/7/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	CAD	(2,600)	(32,854)	(34,495)	1,641
SHOP APOTHEKE EUROPE NV	GS	3/6/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	EUR	(58)	(2,954)	(3,310)	356
SHOUGANG CONCORD INTL ENT CO	GS	11/15/18	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	HKD	(785,553)	(17,522)	(23,336)	5,814
SIMPLO TECHNOLOGY CO LTD	GS	9/18/19	USD-LIBOR-BBA	EQUITY RETURN	Monthly	TWD	31,000	179,773	216,269	(36,496)
SK CHEMICALS CO LTD/NEW	GS	6/6/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	KRW	(143)	(7,579)	(13,364)	5,785
SK CHEMICALS CO LTD/NEW	GS	6/6/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	KRW	(893)	(47,330)	(83,457)	36,127
SOLGOLD PLC	GS	3/12/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	GBP	(1,256)	(633)	(371)	(262)
STADIO HOLDINGS PTY LTD	GS	7/25/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	ZAR	(160,690)	(43,441)	(50,310)	6,869
STOBART GROUP LTD	GS	3/4/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	GBP	(20,149)	(54,510)	(68,329)	13,819
TANVEX BIOPHARMA INC	GS	11/7/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	TWD	(11,000)	(19,901)	(27,562)	7,661
TECH MAHINDRA LTD	GS	10/17/19	USD-LIBOR-BBA	EQUITY RETURN	Monthly	INR	14,229	142,972	141,981	991
TELCON RF PHARMACEUTICAL INC	GS	7/3/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	KRW	(1,382)	(12,248)	(15,377)	3,129
TERANGA GOLD CORP	GS	12/4/19	USD-LIBOR-BBA	EQUITY RETURN	Monthly	CAD	18,600	50,989	50,311	678
TP ICAP PLC	GS	9/18/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	GBP	(66,161)	(244,841)	(236,113)	(8,728)
TREVALI MINING CORP	GS	9/18/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	CAD	(199,500)	(74,233)	(103,145)	28,912
UNITED RENEWABLE ENERGY CO L	GS	8/13/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	TWD	(115,000)	(25,524)	(36,980)	11,456
UZABASE INC	GS	9/6/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	JPY	(1,900)	(40,720)	(47,910)	7,190
VESUVIUS PLC	GS	6/19/19	USD-LIBOR-BBA	EQUITY RETURN	Monthly	GBP	21,867	151,800	168,373	(16,573)
VILLAGE ROADSHOW LTD	GS	5/22/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	AUD	(38,588)	(62,113)	(69,409)	7,296
WESTONE INFORMATION INDUST-A	GS	1/2/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	CNY	(105,882)	(269,460)	(373,179)	103,719
WUXI LEAD INTELLIGENT EQUI-A	GS	10/11/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	CNY	(61,700)	(212,575)	(211,124)	(1,451)
YOTAI REFRACTORIES CO LTD	GS	9/20/19	EQUITY RETURN	USD-Federal Funds-H.15	Monthly	JPY	(9,000)	(62,149)	(76,345)	14,196
3I GROUP PLC	MS	10/23/19	LIBOR-1M	EQUITY RETURN	Monthly	GBP	83,970	941,765	912,596	29,169
A10 NETWORKS INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(18,200)	(105,742)	(102,830)	(2,912)
AA PLC	MS	10/23/19	EQUITY RETURN	LIBOR-1M	Monthly	GBP	(45,566)	(58,251)	(58,367)	116
ABRAXAS PETE	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	31,400	57,776	66,882	(9,106)
ACCO BRANDS CORP	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	16,300	131,541	168,705	(37,164)
ACLARIS THERAPEU	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(2,600)	(30,914)	(34,216)	3,302
ADAMAS PHARMACEUTICALS INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(2,000)	(33,100)	(36,676)	3,576
ADDUS HOMECARE CORP	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	2,900	189,950	189,051	899
ADESTO TECHNOLOGIES CORP	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(17,700)	(70,623)	(88,500)	17,877
ADTRAN INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(8,000)	(108,240)	(136,480)	28,240
ADV ENRGY INDS	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	2,600	111,878	119,548	(7,670)
AEDAS HOMES SAU (SPA LISTING)	MS	12/12/18	EQUITY RETURN	FEDEF-1D	Monthly	EUR	(2,493)	(64,428)	(90,285)	25,857
AGILYSYS INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	7,600	123,652	117,724	5,928
AGROFRESH SOLUTIONS INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(9,600)	(54,816)	(55,190)	374
AIBIT CO LTD	MS	11/1/19	EQUITY RETURN	FEDEF-1D	Monthly	KRW	(32,441)	(28,909)	(46,815)	17,906
AIR FRANCE	MS	10/23/19	EQUITY RETURN	EURIB-1M	Monthly	EUR	(26,900)	(260,521)	(245,818)	(14,703)
Aksigorta	MS	7/30/19	LIBOR-1M	EQUITY RETURN	Monthly	TRY	117,268	71,663	91,745	(20,082)
AKZO NOBEL	MS	10/23/19	EQUITY RETURN	EURIB-1M	Monthly	EUR	(1,820)	(152,954)	(150,860)	(2,094)
ALFA FINANCIAL SOFTWARE HOLD	MS	12/12/18	EQUITY RETURN	FEDEF-1D	Monthly	GBP	(12,647)	(20,362)	(22,662)	2,300
ALK-ABELL B	MS	10/23/19	EQUITY RETURN	CIBOR-1M	Monthly	DKK	(578)	(92,556)	(88,875)	(3,681)
ALLIANZ AG HLDG	MS	10/23/19	EURIB-1M	EQUITY RETURN	Monthly	EUR	753	157,133	154,558	2,575
ALLIED MINDS PLC	MS	12/12/18	EQUITY RETURN	FEDEF-1D	Monthly	GBP	(65,526)	(49,741)	(66,408)	16,667
ALLIED MOTION TECHNOLOGIES INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	1,600	69,856	71,584	(1,728)
ALPHA & OMEGA SEMICONDUCTOR	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(11,300)	(104,751)	(111,079)	6,328
ALROSA PAO	MS	7/30/19	LIBOR-1M	EQUITY RETURN	Monthly	RUB	327,100	520,286	486,063	34,223

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2018

Company Reference	Counterparty	Termination Date	Fund Pays	Fund Receives	Payment Frequency	Currency	Notional Amount	Value	Upfront Payments	Unrealized Appreciation (Depreciation)
ALTRAN TECHNOLOG	MS	10/23/19	EQUITY RETURN	EURIB-1M	Monthly	EUR	(29,468)	$(292,393)	$(244,496)	$(47,897)
AMARIN CORP PLC AC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	6,200	129,146	119,722	9,424
AMBARELLA	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(2,700)	(93,906)	(88,036)	(5,870)
AMBU	MS	10/23/19	EQUITY RETURN	CIBOR-1M	Monthly	DKK	(27,610)	(574,842)	(567,045)	(7,797)
AMER NATL BKSH	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	2,700	97,443	97,773	(330)
AMER SOFTWARE	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(4,100)	(47,191)	(47,468)	277
AMER SUPERCOND	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(14,400)	(86,256)	(92,736)	6,480
AMERICAN OUTDOOR BRANDS CORP	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	5,100	69,768	72,726	(2,958)
AMERICA’S CAR-MART INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	1,300	97,370	93,800	3,570
AMPCO PITTSBURGH	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(7,300)	(27,083)	(34,602)	7,519
AMPHASTAR PHARMACEUTICALS IN	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(4,400)	(78,980)	(82,280)	3,300
AMS AG	MS	10/23/19	EQUITY RETURN	LIBOR-1M	Monthly	CHF	(10,030)	(389,712)	(495,345)	105,633
AMTECH	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(14,300)	(67,067)	(67,782)	715
AMYRIS INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(10,900)	(81,205)	(96,574)	15,369
ANDERSONS INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	1,400	50,400	49,406	994
ANGIODYNAMICS	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	4,300	87,849	86,258	1,591
ANIKA THERAPEUT	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(1,100)	(39,336)	(44,803)	5,467
ANWORTH MORTGAGE	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	9,800	42,728	42,630	98
AQUAVENTURE HOLDINGS LTD	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(7,500)	(125,625)	(140,250)	14,625
ARC DOCUMENT SOLUTIONS	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	29,600	67,488	75,184	(7,696)
ARCBEST CORP	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	3,100	115,072	123,411	(8,339)
ARCELORMITTAL	MS	10/23/19	EURIB-1M	EQUITY RETURN	Monthly	EUR	3,650	91,017	97,335	(6,318)
ARCHROCK INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	16,100	165,186	180,964	(15,778)
ARES COMMERCIAL REAL ESTATE	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	7,300	105,631	98,842	6,789
ARGAN INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(3,000)	(132,060)	(128,520)	(3,540)
ARKEMA	MS	10/23/19	EURIB-1M	EQUITY RETURN	Monthly	EUR	8,592	901,913	901,330	583
ARLINGTON ASSET INVT CORP	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(7,900)	(66,439)	(68,730)	2,291
ARMSTRONG FLOORING INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	3,100	48,205	53,506	(5,301)
ASHFORD HOSPITALITY TRUST	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	15,400	79,310	87,626	(8,316)
ASHTEAD GROUP PLC	MS	10/23/19	LIBOR-1M	EQUITY RETURN	Monthly	GBP	6,500	160,669	150,319	10,350
ASKARI BANK	MS	10/30/20	LIBOR-1M	EQUITY RETURN	Monthly	PKR	60,981	10,858	11,214	(356)
ASOS PLC	MS	12/12/18	EQUITY RETURN	FEDEF-1D	Monthly	GBP	(92)	(6,404)	(8,171)	1,767
ASPEN GROUP INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(14,900)	(84,930)	(96,850)	11,920
ASR NEDERLND AIW	MS	10/23/19	EURIB-1M	EQUITY RETURN	Monthly	EUR	2,880	130,859	125,468	5,391
ASSCATD CPTL GRP	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(1,000)	(38,760)	(42,540)	3,780
ASSERTIO THERAPEUTICS INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	9,200	44,666	49,588	(4,922)
ASTA INC/KOREA	MS	11/1/19	EQUITY RETURN	FEDEF-1D	Monthly	KRW	(2,980)	(23,809)	(62,307)	38,498
ASTEC INDS INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(2,100)	(78,981)	(70,018)	(8,963)
ASURE SOFTWARE INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(9,900)	(110,286)	(106,821)	(3,465)
ATN INTERNATIONAL, INC. COMMON STOCK	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(2,900)	(245,021)	(210,917)	(34,104)
AUDIOCODES LTD	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	20,700	257,715	190,026	67,689
AURELIUS EQUITY OPPORTUNITIE	MS	10/23/19	EURIB-1M	EQUITY RETURN	Monthly	EUR	12,190	567,393	557,187	10,206
AUSTEVOLL	MS	10/23/19	NIBOR-1M	EQUITY RETURN	Monthly	NOK	8,181	131,507	124,718	6,789
AVANZA BANK HOLDING	MS	10/23/19	EQUITY RETURN	STIBO-1M	Monthly	SEK	(1,040)	(55,562)	(57,219)	1,657
AVAST PLC	MS	10/23/19	LIBOR-1M	EQUITY RETURN	Monthly	GBP	23,838	84,115	89,900	(5,785)
AVIANCA HLDGS SA	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	9,700	48,597	51,604	(3,007)
AVID TECHNOLOGY	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(28,700)	(152,110)	(162,442)	10,332
AVITA CORP	MS	10/10/19	LIBOR-1M	EQUITY RETURN	Monthly	TWD	41,903	38,063	66,378	(28,315)
AXIS BANK LTD- GDR REG S	MS	8/13/19	EQUITY RETURN	FEDEF-1D	Monthly	USD	(7,499)	(295,461)	(317,699)	22,238
AXT INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(15,100)	(99,509)	(91,506)	(8,003)
BAKKAFROST	MS	10/23/19	NIBOR-1M	EQUITY RETURN	Monthly	NOK	930	52,191	52,417	(226)
Banc of California Inc	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(8,300)	(132,385)	(154,795)	22,410
BANCO BPM SPA	MS	10/23/19	EQUITY RETURN	EURIB-1M	Monthly	EUR	(340,300)	(639,511)	(642,668)	3,157
BANCO COMERCIAL PORTUGUES	MS	10/23/19	EQUITY RETURN	EURIB-1M	Monthly	EUR	(417,500)	(112,516)	(106,328)	(6,188)
BANK OF MARIN BANCORP	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	1,500	128,010	117,870	10,140
BANKWELL FINANCIAL GROUP INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(1,900)	(57,608)	(58,235)	627
BARCO N.V.	MS	10/23/19	EURIB-1M	EQUITY RETURN	Monthly	EUR	614	69,885	70,024	(139)
BASSETT FURN	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(5,600)	(110,600)	(120,400)	9,800
BEL FUSE CL B	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	4,200	92,694	97,146	(4,452)
BENEFITFOCUS INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(3,900)	(138,567)	(127,998)	(10,569)
BENETEAU	MS	10/23/19	EURIB-1M	EQUITY RETURN	Monthly	EUR	3,506	58,231	50,298	7,933
BERKSHIRE HILL	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	4,500	150,165	176,850	(26,685)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2018

Company Reference	Counterparty	Termination Date	Fund Pays	Fund Receives	Payment Frequency	Currency	Notional Amount	Value	Upfront Payments	Unrealized Appreciation (Depreciation)
BIG 5 SPORTING	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(10,000)	$(35,100)	$(52,450)	$17,350
BILLERUDKORSNS	MS	10/23/19	EQUITY RETURN	STIBO-1M	Monthly	SEK	(72,710)	(861,197)	(813,970)	(47,227)
BIOGAIA B	MS	10/23/19	STIBO-1M	EQUITY RETURN	Monthly	SEK	1,378	55,733	56,786	(1,053)
BJ RESTAURANTS INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	3,400	208,012	222,734	(14,722)
BLRK RSD GR REIT	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(9,400)	(89,018)	(87,514)	(1,504)
BLUCORA INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	3,800	109,896	123,082	(13,186)
BLUE CPL REINSUR	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(11,300)	(88,253)	(110,740)	22,487
Blue Hills Bancorp, Inc. Common Stock	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	4,500	104,445	106,245	(1,800)
BMW	MS	10/23/19	EQUITY RETURN	EURIB-1M	Monthly	EUR	(960)	(82,797)	(80,262)	(2,535)
BNN TECHNOLOGY PLC	MS	12/12/18	EQUITY RETURN	FEDEF-1D	Monthly	GBP	(69,423)	(37,199)	(38,503)	1,304
BOJANGLES INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(5,900)	(93,279)	(94,931)	1,652
BONTERRA ENRGY CORP	MS	11/15/18	LIBOR-1M	EQUITY RETURN	Monthly	CAD	9,900	111,968	133,442	(21,474)
BORR DRILLING LTD	MS	10/23/19	EQUITY RETURN	NIBOR-1M	Monthly	NOK	(95,957)	(373,106)	(388,227)	15,121
BOSKALIS CERT	MS	10/23/19	EQUITY RETURN	EURIB-1M	Monthly	EUR	(18,280)	(526,564)	(506,450)	(20,114)
BOSTON OMAHA CORP	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(2,400)	(66,432)	(67,080)	648
BOSTON PRIVATE FINANCIAL	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	7,700	103,950	104,104	(154)
BOVIS HOMES GROUP PLC	MS	10/23/19	LIBOR-1M	EQUITY RETURN	Monthly	GBP	6,840	84,646	82,095	2,551
BRAEMAR HOTELS & RESORTS INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	20,800	221,312	216,112	5,200
BRIGGS STRAT	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(6,900)	(100,257)	(126,960)	26,703
BRIGHTSPHERE INVESTMENT GROUP	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(11,400)	(129,960)	(142,406)	12,446
BRITISH AMERICAN TOBACCO PLC	MS	10/23/19	EQUITY RETURN	LIBOR-1M	Monthly	GBP	(3,120)	(4,007)	—	(4,007)
BROOKLINE BANCP	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	6,700	103,850	108,942	(5,092)
BRYN MAWR TR	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	2,500	100,475	113,675	(13,200)
BUKIT ASAM TBK PT	MS	11/15/18	LIBOR-1M	EQUITY RETURN	Monthly	IDR	1,088,600	304,328	283,881	20,447
BURBERRY GROUP PLC	MS	10/23/19	LIBOR-1M	EQUITY RETURN	Monthly	GBP	6,554	151,583	142,884	8,699
BYLINE BANCORP INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(6,700)	(147,400)	(147,467)	67
C F E	MS	10/23/19	EURIB-1M	EQUITY RETURN	Monthly	EUR	250	26,503	25,674	829
C&C GROUP	MS	10/23/19	EURIB-1M	EQUITY RETURN	Monthly	EUR	1,014	3,346	3,878	(532)
C&J ENERGY SVCS INC NEW	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(1,900)	(35,682)	(38,836)	3,154
CAESARSTONE LTD	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(5,900)	(93,161)	(96,524)	3,363
CAIRN HOMES PLC	MS	12/12/18	EQUITY RETURN	FEDEF-1D	Monthly	EUR	(43,048)	(69,069)	(92,474)	23,405
CANFOR PULP PRODUCTS INC	MS	11/15/18	LIBOR-1M	EQUITY RETURN	Monthly	CAD	10,040	167,937	131,802	36,135
CAP SENR LIVING	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(10,200)	(91,800)	(91,188)	(612)
CAPITA PLC	MS	10/23/19	EQUITY RETURN	LIBOR-1M	Monthly	GBP	(94,400)	(157,482)	(144,790)	(12,692)
CAPITA PLC	MS	12/12/18	EQUITY RETURN	FEDEF-1D	Monthly	GBP	(5,606)	(9,201)	(9,257)	56
CAPSTEAD MTG	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(7,900)	(54,194)	(60,119)	5,925
CARE COM INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	4,300	75,680	73,917	1,763
CARROLS HOLDINGS CORP	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	2,900	38,164	41,151	(2,987)
CASA SYSTEMS INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(3,900)	(56,160)	(52,689)	(3,471)
CASCADES INC	MS	11/15/18	LIBOR-1M	EQUITY RETURN	Monthly	CAD	11,900	92,564	97,183	(4,619)
CATCHMARK TIMBER	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	12,100	107,085	121,363	(14,278)
CBIZ INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	9,600	212,928	215,712	(2,784)
CBL & ASSOC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(31,900)	(105,270)	(121,220)	15,950
CEBU AIR INC	MS	7/30/19	LIBOR-1M	EQUITY RETURN	Monthly	PHP	50,750	60,830	83,543	(22,713)
CENTRL GAR & PET	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	4,300	127,495	134,160	(6,665)
CENTURY ALUM	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(5,500)	(43,670)	(55,222)	11,552
CENTURY BNCP A	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	2,200	165,528	183,260	(17,732)
CEVA INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(4,800)	(118,272)	(119,088)	816
CEWE STIFTUNG & CO KGAA	MS	10/23/19	EURIB-1M	EQUITY RETURN	Monthly	EUR	260	20,356	19,885	471
CHANNELADVISOR CORP	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	5,600	64,848	67,760	(2,912)
CHEDRAUI B	MS	6/5/19	FEDEF-1D	EQUITY RETURN	Monthly	MXN	49,300	87,262	98,421	(11,159)
CHENG MEI MATERIALS TECHNOLOGY CORP	MS	10/10/19	EQUITY RETURN	FEDEF-1D	Monthly	TWD	(34,000)	(7,880)	(15,772)	7,892
CHINA DST ED HLD	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(5,500)	(39,765)	(42,570)	2,805
CHINA YUCHAI	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	2,400	34,584	36,624	(2,040)
CHIPMOS TECHNOLOGIES INC - ADR	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(8,484)	(112,699)	(125,818)	13,119
CHR. HANSEN HOLDING	MS	10/23/19	EQUITY RETURN	CIBOR-1M	Monthly	DKK	(2,210)	(223,125)	(228,353)	5,228
CHRISTIAN DIOR	MS	10/23/19	EURIB-1M	EQUITY RETURN	Monthly	EUR	1,173	455,452	434,636	20,816
CHUYS HOLDINGS INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(6,600)	(160,842)	(176,682)	15,840
CIA DE DISTRIBUCION INTEGRAL	MS	10/23/19	EURIB-1M	EQUITY RETURN	Monthly	EUR	35,173	848,424	877,872	(29,448)
CINCINNATI BELL INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(7,800)	(110,682)	(115,596)	4,914
CIRCOR INTL WI	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(2,300)	(74,773)	(96,623)	21,850
CITI TRENDS INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	5,700	144,381	148,713	(4,332)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2018

Company Reference	Counterparty	Termination Date	Fund Pays	Fund Receives	Payment Frequency	Currency	Notional Amount	Value	Upfront Payments	Unrealized Appreciation (Depreciation)
CITIZENS & NORTH	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(5,300)	$(134,885)	$(147,499)	$12,614
CIVISTA BANCSHARES INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(3,400)	(79,050)	(80,308)	1,258
CKH FOOD & HEALTH LTD	MS	11/1/19	EQUITY RETURN	FEDEF-1D	Monthly	KRW	(6,371)	(2,103)	(4,320)	2,217
CLARUS CORP	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	8,700	85,260	88,740	(3,480)
CLEARFIELD INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(6,400)	(76,928)	(78,592)	1,664
CLOETTA B	MS	10/23/19	STIBO-1M	EQUITY RETURN	Monthly	SEK	18,700	56,342	52,386	3,956
CNTNTL BLD PRDT	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	2,900	80,649	96,251	(15,602)
COHU INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	5,400	112,320	112,428	(108)
COLLECTORS UNIV	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(7,600)	(109,440)	(110,580)	1,140
COLUMBUS MCKIN	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	2,400	88,152	84,288	3,864
COMMERCIAL VHCLE	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	16,700	111,723	131,429	(19,706)
COMMUNITY BANKERS TRUST	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(6,300)	(53,676)	(56,763)	3,087
COMMUNITY HEALTH SYSTEMS	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(11,700)	(36,972)	(32,760)	(4,212)
COMTECH TELCOM	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	2,900	81,158	93,063	(11,905)
CONNECTONE BANC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(6,300)	(131,072)	(145,908)	14,836
CONNS INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	4,100	113,898	129,847	(15,949)
CONSOL ENERGY INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	1,200	47,808	48,696	(888)
CONSOLIDATED COMM ILLINOIS A	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(10,000)	(129,074)	(135,300)	6,226
CONSORCIO ARA	MS	6/5/19	FEDEF-1D	EQUITY RETURN	Monthly	MXN	102,000	27,099	34,962	(7,863)
CONTANGO O&G	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(7,300)	(36,865)	(47,815)	10,950
CONTROL4 CORP	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	3,300	92,136	88,341	3,795
COOPER ENERGY LTD	MS	10/30/20	EQUITY RETURN	FEDEF-1D	Monthly	AUD	(188,086)	(62,000)	(62,689)	689
CORE MOLDING TECH	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	6,600	44,946	43,560	1,386
CORUS ENTER	MS	11/15/18	LIBOR-1M	EQUITY RETURN	Monthly	CAD	11,500	43,329	44,407	(1,078)
COSAN LTD -CL A	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	13,900	116,065	102,304	13,761
COSMO PHARMACEUTICALS NV	MS	10/23/19	EQUITY RETURN	LIBOR-1M	Monthly	CHF	(1,938)	(243,697)	(241,776)	(1,921)
COSTAMARE INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(12,500)	(67,500)	(72,500)	5,000
COUNTRYSIDE PROPERTIES PLC	MS	10/23/19	LIBOR-1M	EQUITY RETURN	Monthly	GBP	46,268	177,770	162,494	15,276
COUNTRYWIDE PLC	MS	12/12/18	EQUITY RETURN	FEDEF-1D	Monthly	GBP	(398,573)	(53,291)	(170,994)	117,703
COVENANT TRANSPORTATION GRP	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	4,500	112,635	114,525	(1,890)
COVESTRO AG	MS	10/23/19	EURIB-1M	EQUITY RETURN	Monthly	EUR	16,037	1,036,400	1,032,659	3,741
CRA INTL INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	4,000	168,600	177,560	(8,960)
CRED VALTELLINES	MS	10/23/19	EQUITY RETURN	EURIB-1M	Monthly	EUR	(6,175,646)	(645,610)	(649,104)	3,494
CRH MEDICAL CORP	MS	11/15/18	LIBOR-1M	EQUITY RETURN	Monthly	CAD	37,800	117,726	132,241	(14,515)
CRUCIALTEC	MS	11/1/19	EQUITY RETURN	FEDEF-1D	Monthly	KRW	(4,688)	(6,153)	(10,261)	4,108
CRUS ENRG TRS UT	MS	11/15/18	LIBOR-1M	EQUITY RETURN	Monthly	CAD	9,100	43,994	43,064	930
CSBC CORP TAIWAN	MS	10/10/19	EQUITY RETURN	FEDEF-1D	Monthly	TWD	(48,591)	(50,578)	(54,090)	3,512
CTS CORP	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	1,600	42,768	49,024	(6,256)
CTS EVENTIM AG & CO KGAA	MS	10/23/19	EURIB-1M	EQUITY RETURN	Monthly	EUR	5,650	211,972	216,063	(4,091)
CUTERA	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(3,500)	(71,050)	(78,741)	7,691
CYBEROPTICS CP	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(9,300)	(196,602)	(159,774)	(36,828)
DA TECHNOLOGY	MS	11/1/19	EQUITY RETURN	FEDEF-1D	Monthly	KRW	(25,295)	(117,037)	(91,836)	(25,201)
DAILY MAIL&GENERAL TST-A NV	MS	10/23/19	EQUITY RETURN	LIBOR-1M	Monthly	GBP	(19,600)	(175,093)	(174,144)	(949)
DAIMLER AG	MS	10/23/19	EQUITY RETURN	EURIB-1M	Monthly	EUR	(16,560)	(981,016)	(951,750)	(29,266)
DANSKE BANK	MS	10/23/19	CIBOR-1M	EQUITY RETURN	Monthly	DKK	8,150	156,151	157,595	(1,444)
DASEKE INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(15,600)	(94,848)	(115,596)	20,748
DASSAULT AVIAT.	MS	10/23/19	EURIB-1M	EQUITY RETURN	Monthly	EUR	68	112,710	109,171	3,539
DBV TECHNNOLOGIES	MS	10/23/19	EQUITY RETURN	EURIB-1M	Monthly	EUR	(9,477)	(350,833)	(354,693)	3,860
DBV TECHNNOLOGIES	MS	12/12/18	EQUITY RETURN	FEDEF-1D	Monthly	EUR	(2,406)	(89,077)	(108,289)	19,212
DEAN FOODS CO	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	11,300	90,287	81,021	9,266
DERMIRA INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(3,900)	(48,945)	(45,240)	(3,705)
DESPEGAR.COM CORP	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(3,500)	(56,245)	(55,615)	(630)
DEUTSCHE BANK AG	MS	10/23/19	EQUITY RETURN	EURIB-1M	Monthly	EUR	(26,610)	(260,452)	(282,851)	22,399
DEUTZ AG	MS	10/23/19	EURIB-1M	EQUITY RETURN	Monthly	EUR	20,768	154,610	145,328	9,282
DIEBOLD NIXDORF INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(9,000)	(35,100)	(38,340)	3,240
DIGIMARC CORP	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(2,300)	(57,799)	(57,569)	(230)
DIGITAL OPTICS	MS	10/30/20	EQUITY RETURN	FEDEF-1D	Monthly	KRW	(22,109)	(19,605)	(22,334)	2,729
DIME COMMUNITY BANCSHARES	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	4,200	67,704	73,584	(5,880)
DIS FASTIGHETER	MS	10/23/19	STIBO-1M	EQUITY RETURN	Monthly	SEK	7,400	44,551	44,300	251
DMC GLOBAL INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	1,300	50,115	47,645	2,470
DONEGAL GROUP A	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(6,800)	(92,293)	(95,676)	3,383
DONNELLEY FINANCIAL SOLU	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(9,800)	(152,390)	(165,718)	13,328

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2018

Company Reference	Counterparty	Termination Date	Fund Pays	Fund Receives	Payment Frequency	Currency	Notional Amount	Value	Upfront Payments	Unrealized Appreciation (Depreciation)
DRAX GROUP PLC	MS	10/23/19	LIBOR-1M	EQUITY RETURN	Monthly	GBP	68,096	$348,626	$352,036	$(3,410)
DSV	MS	10/23/19	CIBOR-1M	EQUITY RETURN	Monthly	DKK	1,160	93,157	89,108	4,049
DT LUFTHANSA AG	MS	10/23/19	EURIB-1M	EQUITY RETURN	Monthly	EUR	355	7,133	7,113	20
DUERR AG	MS	10/23/19	EQUITY RETURN	EURIB-1M	Monthly	EUR	(770)	(27,460)	(26,602)	(858)
DUSTIN GROUP	MS	10/23/19	STIBO-1M	EQUITY RETURN	Monthly	SEK	23,299	186,686	197,368	(10,682)
DXP ENTERPRISES	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	2,600	82,628	95,472	(12,844)
DYNEX CAPITAL	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	19,900	115,221	118,604	(3,383)
E.ON SE NA	MS	10/23/19	EQUITY RETURN	EURIB-1M	Monthly	EUR	(48,600)	(470,461)	(470,456)	(5)
ECONOCOM GROUP	MS	10/23/19	EQUITY RETURN	EURIB-1M	Monthly	EUR	(17,900)	(55,977)	(53,546)	(2,431)
EIFFAGE	MS	10/23/19	EURIB-1M	EQUITY RETURN	Monthly	EUR	10,055	983,134	995,749	(12,615)
ELEVATE CREDIT INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(10,400)	(44,304)	(72,592)	28,288
ELF BEAUTY INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(3,900)	(41,379)	(47,385)	6,006
ELKEM AS	MS	10/23/19	NIBOR-1M	EQUITY RETURN	Monthly	NOK	51,477	133,755	191,613	(57,858)
ELNUSA TBK	MS	11/15/18	LIBOR-1M	EQUITY RETURN	Monthly	IDR	4,471,700	110,598	104,254	6,344
ELTEL	MS	10/23/19	EQUITY RETURN	STIBO-1M	Monthly	SEK	(2,966)	(6,427)	(6,443)	16
EMERALD EXPOSITIONS EVENTS I	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(2,400)	(35,088)	(35,520)	432
EMPRESA DSTRIBDR	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(1,300)	(29,640)	(27,794)	(1,846)
EMPYREAN ENERGY PLC	MS	12/12/18	EQUITY RETURN	FEDEF-1D	Monthly	GBP	(164,646)	(18,905)	(25,486)	6,581
ENERGY-F	MS	10/10/19	EQUITY RETURN	FEDEF-1D	Monthly	THB	(28,200)	(15,827)	(29,444)	13,617
Entegra Financial Corp. Common Stock	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	2,200	49,918	55,440	(5,522)
ENTERCOM COMMUNICATIONS CORP	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(11,600)	(75,284)	(81,084)	5,800
ENTERPRISE FINANCIAL SERVICES CORP	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	3,900	169,455	199,602	(30,147)
ENTRA EIENDOM AS	MS	10/23/19	NIBOR-1M	EQUITY RETURN	Monthly	NOK	17,245	233,459	233,675	(216)
ENTRAVISION COMM	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	21,000	103,740	93,660	10,080
ENZO BIOCHEM INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	10,500	34,860	39,375	(4,515)
ENZYCHEM LIFESCIENCES CORP	MS	11/1/19	EQUITY RETURN	FEDEF-1D	Monthly	KRW	(1,808)	(145,244)	(137,978)	(7,266)
EQUINOR ASA	MS	10/23/19	NIBOR-1M	EQUITY RETURN	Monthly	NOK	3,790	98,528	96,522	2,006
EQUITY BANCSHARES INC - CL A	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(1,600)	(57,744)	(60,720)	2,976
ESMO CORP	MS	11/1/19	EQUITY RETURN	FEDEF-1D	Monthly	KRW	(10,090)	(60,062)	(74,578)	14,516
ESTRLY GOVT PRTS	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(3,400)	(61,778)	(62,356)	578
ETHAN ALLEN	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(5,900)	(112,926)	(114,047)	1,121
EVRAZ PLC	MS	10/23/19	LIBOR-1M	EQUITY RETURN	Monthly	GBP	132,665	919,986	880,478	39,508
EXANTAS CAPITAL CORP	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	6,255	70,932	67,429	3,503
EXTREME NETWORKS	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(16,800)	(93,240)	(81,984)	(11,256)
FALK RENEWABLES SPA	MS	10/23/19	EURIB-1M	EQUITY RETURN	Monthly	EUR	77,180	156,131	154,210	1,921
FARMER BROS CO	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(6,800)	(163,948)	(166,532)	2,584
FARMERS NAT BNCP	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	9,100	119,210	133,770	(14,560)
FED AGRIC MTG CORP-CL C	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	2,100	146,664	147,063	(399)
FEDERAL SIGNAL	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	3,300	72,567	79,530	(6,963)
FEDNAT HOLDING CO	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	7,152	154,555	163,352	(8,797)
FERROVIAL SA	MS	10/23/19	EQUITY RETURN	EURIB-1M	Monthly	EUR	(18,528)	(371,038)	(376,488)	5,450
FEVERTREE DRINKS PLC	MS	12/12/18	EQUITY RETURN	FEDEF-1D	Monthly	GBP	(2,655)	(94,199)	(92,424)	(1,775)
FIDELITY SOUTHERN CORP	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(3,500)	(81,270)	(84,035)	2,765
FIESTA RSTRN GRP	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	5,500	141,955	160,655	(18,700)
FINGERPRINT CARDS B	MS	10/23/19	EQUITY RETURN	STIBO-1M	Monthly	SEK	(111,321)	(137,539)	(113,040)	(24,499)
FIRST DEFIANCE	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	5,800	157,876	163,444	(5,568)
FIRST FNL NW INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	8,200	123,902	124,066	(164)
First Foundation Inc. Common Stock	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(9,000)	(145,890)	(140,213)	(5,677)
FIRST INTERNET BANCORP	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	3,100	79,887	88,629	(8,742)
FIRST L I CORP	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	3,200	64,672	67,680	(3,008)
FIRST MAJESTIC SILVER CORP.	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(6,800)	(37,740)	(38,896)	1,156
FIRST REP BANCP	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(26,600)	(179,550)	(187,264)	7,714
FLEXION THERAPEUTICS INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(2,500)	(33,850)	(46,175)	12,325
FLEXium	MS	10/10/19	LIBOR-1M	EQUITY RETURN	Monthly	TWD	152,000	381,781	409,664	(27,883)
FLY LEASING LTD	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	7,100	93,365	94,643	(1,278)
FORFARMERS	MS	10/23/19	EURIB-1M	EQUITY RETURN	Monthly	EUR	14,670	165,478	161,495	3,983
FORMFACTOR INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(8,100)	(99,144)	(97,200)	(1,944)
FORRESTER RES	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(2,700)	(108,756)	(112,995)	4,239
FOUR SEASONS EDUCATION CAYMA	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(12,700)	(53,594)	(42,291)	(11,303)
Fourth Link Inc	MS	11/1/19	EQUITY RETURN	FEDEF-1D	Monthly	KRW	(18,540)	(28,567)	(36,714)	8,147
FOXTONS GROUP PLC	MS	12/12/18	EQUITY RETURN	FEDEF-1D	Monthly	GBP	(5,162)	(3,095)	(4,840)	1,745
FRANKLIN ST PROP	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	8,800	62,040	64,416	(2,376)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2018

Company Reference	Counterparty	Termination Date	Fund Pays	Fund Receives	Payment Frequency	Currency	Notional Amount	Value	Upfront Payments	Unrealized Appreciation (Depreciation)
FRESNILLO PLC	MS	10/23/19	EQUITY RETURN	LIBOR-1M	Monthly	GBP	(24,060)	$(260,750)	$(280,891)	$20,141
FRESNILLO PLC	MS	12/12/18	EQUITY RETURN	FEDEF-1D	Monthly	GBP	(1,545)	(16,727)	(16,693)	(34)
FRP HOLDINGS INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(1,200)	(58,164)	(66,804)	8,640
FS BANCORP	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	1,800	81,252	92,646	(11,394)
FST BUSEY CORP	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	6,066	169,363	182,223	(12,860)
FST MERCHANTS	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	4,900	203,889	216,335	(12,446)
FutureFuel Corp Common shares	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	11,000	180,400	183,700	(3,300)
G5 ENTERTAINMENT	MS	10/23/19	STIBO-1M	EQUITY RETURN	Monthly	SEK	16,386	468,297	445,401	22,896
GAIA INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(9,100)	(132,951)	(138,320)	5,369
GALAPAGOS	MS	10/23/19	EQUITY RETURN	EURIB-1M	Monthly	EUR	(2,510)	(257,571)	(260,963)	3,392
GAMCO INVESTORS INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(4,200)	(86,184)	(97,188)	11,004
GAMES WORKSHOP GROUP PLC	MS	10/23/19	LIBOR-1M	EQUITY RETURN	Monthly	GBP	640	25,092	25,910	(818)
GEA GROUP	MS	10/23/19	EQUITY RETURN	EURIB-1M	Monthly	EUR	(19,960)	(606,573)	(590,014)	(16,559)
GENESCO INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	1,800	77,022	76,624	398
GENFIT	MS	10/23/19	EQUITY RETURN	EURIB-1M	Monthly	EUR	(7,952)	(185,516)	(186,944)	1,428
GENMARK DIAGNOSTICS INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(11,600)	(61,828)	(69,832)	8,004
GL PHARM TECH CORP	MS	11/1/19	EQUITY RETURN	FEDEF-1D	Monthly	KRW	(13,139)	(38,875)	(71,026)	32,151
GLADSTONE LAND CORP	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(11,400)	(142,614)	(137,940)	(4,674)
GLENVEAGH PROPERTIES PLC	MS	12/12/18	EQUITY RETURN	FEDEF-1D	Monthly	EUR	(7,749)	(7,330)	(8,087)	757
GLU MOBILE INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	9,500	66,975	56,620	10,355
GLUSKIN SHEFF+AS	MS	11/15/18	LIBOR-1M	EQUITY RETURN	Monthly	CAD	13,200	112,503	142,491	(29,988)
GOLDEN ENTERTAINMENT INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(6,400)	(116,288)	(142,528)	26,240
GOODRICH PETROLEUM CORP	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(2,800)	(42,196)	(41,076)	(1,120)
GRAHAM CORP	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	2,800	68,908	73,780	(4,872)
GRAY TELEVISION INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	10,600	183,486	173,628	9,858
GREEN BANCORP INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(2,600)	(48,100)	(59,774)	11,674
GREEN PLAINS INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(5,800)	(98,832)	(93,380)	(5,452)
GREENLIGHT CAPITAL RE LTD	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(5,300)	(61,427)	(67,840)	6,413
GRENKE AG	MS	10/23/19	EQUITY RETURN	EURIB-1M	Monthly	EUR	(7,701)	(736,848)	(763,687)	26,839
GSI TECHNOLOGY INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(13,600)	(80,376)	(89,488)	9,112
G-SMARTT GLOBAL CO LTD	MS	10/30/20	EQUITY RETURN	FEDEF-1D	Monthly	KRW	(2,058)	(18,340)	(23,129)	4,789
G-TREEBNT CO LTD	MS	11/1/19	EQUITY RETURN	FEDEF-1D	Monthly	KRW	(3,388)	(65,886)	(73,204)	7,318
GULF KEYSTONE PETROLEUM LTD	MS	10/23/19	LIBOR-1M	EQUITY RETURN	Monthly	GBP	20,193	57,379	57,766	(387)
GVC HOLDINGS PLC	MS	10/23/19	EQUITY RETURN	LIBOR-1M	Monthly	GBP	(61,770)	(739,166)	(728,474)	(10,692)
HABIT RESTAURANTS INC/THE	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(2,800)	(35,560)	(44,324)	8,764
HALCON RES CORP	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(24,900)	(82,668)	(108,066)	25,398
HAMILTON BEACH BRAND-A	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(4,600)	(106,812)	(95,956)	(10,856)
HANSSEM	MS	10/30/20	EQUITY RETURN	FEDEF-1D	Monthly	KRW	(4,307)	(184,722)	(187,599)	2,877
HARBORONE BANCORP INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(11,300)	(205,660)	(211,988)	6,328
HARMONY GOLD	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	30,000	55,200	61,200	(6,000)
HARVARD BIOSCI	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	12,800	50,688	57,856	(7,168)
HAYNES INTL	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(1,900)	(55,024)	(63,764)	8,740
HEIDRICK STRUGG	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	4,800	165,648	142,848	22,800
HEIJMANS	MS	10/23/19	EURIB-1M	EQUITY RETURN	Monthly	EUR	1,424	15,386	14,709	677
HEMISPHERE MEDIA GROUP INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(7,300)	(98,331)	(95,119)	(3,212)
HENNES & MAURITZ B	MS	10/23/19	EQUITY RETURN	STIBO-1M	Monthly	SEK	(36,120)	(635,377)	(642,235)	6,858
HERITAGE COMRCE	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(3,200)	(46,432)	(47,057)	625
HILL & SMITH HOLDINGS PLC	MS	12/12/18	EQUITY RETURN	FEDEF-1D	Monthly	GBP	(6,211)	(78,487)	(84,888)	6,401
HLB INC	MS	11/1/19	EQUITY RETURN	FEDEF-1D	Monthly	KRW	(194)	(14,750)	(10,937)	(3,813)
HLB POWER CO LTD	MS	10/30/20	EQUITY RETURN	FEDEF-1D	Monthly	KRW	(18,805)	(15,553)	(17,516)	1,963
HNN ARMSTRNG STN	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(7,300)	(151,475)	(151,986)	511
HOCHTIEF	MS	10/23/19	EURIB-1M	EQUITY RETURN	Monthly	EUR	6,475	959,682	952,716	6,966
HOOKER FURNITURE CORP	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(2,300)	(67,321)	(72,059)	4,738
HORIZON BANCORP INC/IN	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	7,800	130,728	145,470	(14,742)
HORIZON GBL CORP	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(6,300)	(35,343)	(43,659)	8,316
HOTEL CHOCOLAT GROUP LTD	MS	12/12/18	EQUITY RETURN	FEDEF-1D	Monthly	GBP	(4,178)	(14,525)	(14,531)	6
HOWARD BANCORP	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(10,200)	(162,282)	(165,240)	2,958
HSBC HOLDINGS PLC	MS	10/23/19	EQUITY RETURN	LIBOR-1M	Monthly	GBP	(97,000)	(798,894)	(768,900)	(29,994)
HUAYI TENCENT	MS	5/30/19	EQUITY RETURN	FEDEF-1D	Monthly	HKD	(386,753)	(9,218)	(22,420)	13,202
HUHTAMKI OYJ	MS	10/23/19	EQUITY RETURN	EURIB-1M	Monthly	EUR	(16,940)	(472,476)	(490,647)	18,171
HURCO COS	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	2,300	93,702	98,371	(4,669)
HURRICANE ENERGY PLC	MS	10/23/19	EQUITY RETURN	LIBOR-1M	Monthly	GBP	(680,982)	(399,184)	(409,620)	10,436
HUTCHISON CHINA MEDITECH LTD	MS	8/13/19	EQUITY RETURN	FEDEF-1D	Monthly	GBP	(319)	(19,779)	(17,701)	(2,078)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2018

Company Reference	Counterparty	Termination Date	Fund Pays	Fund Receives	Payment Frequency	Currency	Notional Amount	Value	Upfront Payments	Unrealized Appreciation (Depreciation)
HUTTIG BUILDING PROD	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(23,000)	$(85,790)	$(72,450)	$(13,340)
HYUNDAI MIPO DOCKYARD	MS	11/1/19	EQUITY RETURN	FEDEF-1D	Monthly	KRW	(3,442)	(284,064)	(308,202)	24,138
HYUNDAI MIPO DOCKYARD	MS	10/30/20	EQUITY RETURN	FEDEF-1D	Monthly	KRW	(120)	(9,903)	(10,065)	162
HYUNDAI ROTEM COMPANY	MS	10/30/20	EQUITY RETURN	FEDEF-1D	Monthly	KRW	(16,416)	(314,918)	(366,598)	51,680
ICHOR HOLDINGS LTD	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(1,700)	(30,175)	(31,008)	833
ID LOGISTICS GR	MS	12/12/18	EQUITY RETURN	FEDEF-1D	Monthly	EUR	(508)	(85,646)	(81,509)	(4,137)
ILIAD	MS	10/23/19	EQUITY RETURN	EURIB-1M	Monthly	EUR	(1,556)	(180,007)	(187,489)	7,482
ILIAD	MS	12/12/18	EQUITY RETURN	FEDEF-1D	Monthly	EUR	(416)	(48,129)	(50,458)	2,329
IMMOFIN ANLAGE	MS	10/23/19	EQUITY RETURN	EURIB-1M	Monthly	EUR	(4,040)	(96,262)	(96,719)	457
INDEPENDENCE CONTRACT DRILLING	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	10,500	42,105	47,295	(5,190)
INDEPENDENCE REALTY TRUST IN	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(20,100)	(199,191)	(199,794)	603
INDEPENDENT BANK GROUP INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	2,900	167,939	187,166	(19,227)
INDUS MOTOR	MS	10/30/20	LIBOR-1M	EQUITY RETURN	Monthly	PKR	10,036	101,808	93,134	8,674
INFORMATION SERVICES GROUP	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	18,600	76,446	77,748	(1,302)
INGENICO GROUP	MS	10/23/19	EQUITY RETURN	EURIB-1M	Monthly	EUR	(3,920)	(277,814)	(288,458)	10,644
INGLES CL A	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	3,000	98,820	91,290	7,530
INMARSAT PLC	MS	10/23/19	EQUITY RETURN	LIBOR-1M	Monthly	GBP	(70,874)	(412,231)	(432,653)	20,422
INNATE PHARMA	MS	10/23/19	EQUITY RETURN	EURIB-1M	Monthly	EUR	(10,769)	(90,223)	(58,362)	(31,861)
INNOPHOS HOLDING INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(2,000)	(58,600)	(61,264)	2,664
INSCOBEE CO LTD	MS	10/30/20	EQUITY RETURN	FEDEF-1D	Monthly	KRW	(46,361)	(248,698)	(277,345)	28,647
INSEEGO CORP	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	22,900	80,837	77,173	3,664
INSTLD BULDG PRD	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(1,800)	(54,828)	(53,576)	(1,252)
INSTRUCTURE INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(900)	(33,606)	(27,135)	(6,471)
INTEGRAFIN HOLDINGS PLC	MS	12/12/18	EQUITY RETURN	FEDEF-1D	Monthly	GBP	(19,865)	(68,428)	(71,547)	3,119
INTERNAP CORP	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(5,600)	(47,992)	(60,200)	12,208
INTERNATIONAL SEAWAYS INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(8,300)	(178,533)	(175,794)	(2,739)
INTERSECT ENT INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	2,600	72,956	78,624	(5,668)
INTERSERVE PLC	MS	12/12/18	EQUITY RETURN	FEDEF-1D	Monthly	GBP	(66,658)	(41,177)	(72,252)	31,075
INTEST CORP	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	5,100	37,485	38,505	(1,020)
INTREPID POTASH INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	33,400	131,930	112,892	19,038
INTU PROPERTIES PLC	MS	10/23/19	EQUITY RETURN	LIBOR-1M	Monthly	GBP	(50,500)	(126,101)	(129,955)	3,854
INV RE TRUST	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	15,300	83,079	82,161	918
INVACARE INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(7,000)	(90,440)	(98,490)	8,050
ION BEAM APPLIC.	MS	10/23/19	EQUITY RETURN	EURIB-1M	Monthly	EUR	(2,966)	(52,182)	(54,094)	1,912
IPSEN	MS	10/23/19	EURIB-1M	EQUITY RETURN	Monthly	EUR	4,914	680,902	700,247	(19,345)
IPSOS	MS	10/23/19	EURIB-1M	EQUITY RETURN	Monthly	EUR	4,606	122,672	133,616	(10,944)
IQE PLC	MS	10/23/19	EQUITY RETURN	LIBOR-1M	Monthly	GBP	(316,879)	(366,241)	(345,197)	(21,044)
ISHR RUSS MCROCP	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(1,113)	(105,190)	(109,375)	4,185
ITERIS INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(15,800)	(68,256)	(72,680)	4,424
J. ALEXANDER S	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	10,500	110,775	112,350	(1,575)
JACQUET METAL SC	MS	10/23/19	EURIB-1M	EQUITY RETURN	Monthly	EUR	5,895	122,187	116,851	5,336
JAMES RIVER GROUP HOLDINGS LIMITED	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(2,600)	(100,100)	(109,304)	9,204
JD SPORTS FASHION PLC	MS	10/23/19	LIBOR-1M	EQUITY RETURN	Monthly	GBP	18,000	93,859	89,003	4,856
JENAX INC	MS	11/1/19	EQUITY RETURN	FEDEF-1D	Monthly	KRW	(2,217)	(37,956)	(56,653)	18,697
JM	MS	10/23/19	EQUITY RETURN	STIBO-1M	Monthly	SEK	(2,910)	(55,258)	(51,312)	(3,946)
JOHNSON OUTDOORS INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	2,000	150,620	152,060	(1,440)
JOUNCE THERAPEUTICS INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(6,700)	(27,068)	(43,148)	16,080
K12 INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	4,200	89,922	69,972	19,950
KADANT	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	1,100	108,812	104,302	4,510
KAKAO CORP	MS	10/30/20	EQUITY RETURN	FEDEF-1D	Monthly	KRW	(826)	(66,428)	(66,260)	(168)
KALA PHARMACEUTICALS INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(3,000)	(21,750)	(24,750)	3,000
KAUFMAN & BROAD	MS	10/23/19	EURIB-1M	EQUITY RETURN	Monthly	EUR	2,180	89,434	86,918	2,516
KEARNY FINANCIAL	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(6,719)	(86,944)	(92,386)	5,442
KELLY SVCS A	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	4,700	110,403	104,622	5,781
KERING	MS	10/23/19	EURIB-1M	EQUITY RETURN	Monthly	EUR	1,159	516,125	496,500	19,625
KEYWARE HOLDING CORP	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(11,100)	(86,913)	(94,683)	7,770
KGHM	MS	10/21/19	EQUITY RETURN	FEDEF-1D	Monthly	PLN	(14,330)	(324,770)	(319,194)	(5,576)
KIMBALL ELECTRONICS INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	9,800	180,320	183,750	(3,430)
KINSALE CAPITAL GROUP INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(1,500)	(89,565)	(90,795)	1,230
KKR REAL ESTATE FINANCE TRUS	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	2,800	56,224	54,628	1,596
KONE OYJ	MS	10/23/19	EQUITY RETURN	EURIB-1M	Monthly	EUR	(10,450)	(508,631)	(484,394)	(24,237)
KOPIN CORP	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(24,000)	(53,520)	(52,560)	(960)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2018

Company Reference	Counterparty	Termination Date	Fund Pays	Fund Receives	Payment Frequency	Currency	Notional Amount	Value	Upfront Payments	Unrealized Appreciation (Depreciation)
KOPPERS HOLDINGS INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	4,800	$128,400	$146,064	$(17,664)
KORNIT DIGITAL LTD	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(8,900)	(164,294)	(167,943)	3,649
KOT ADDU POWER	MS	10/30/20	LIBOR-1M	EQUITY RETURN	Monthly	PKR	237,738	102,772	107,124	(4,352)
KRATON CORP	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	1,900	52,326	70,357	(18,031)
KUDELSKI I	MS	10/23/19	EQUITY RETURN	LIBOR-1M	Monthly	CHF	(11,749)	(82,609)	(77,948)	(4,661)
KULICKE SOFFA	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	6,300	128,079	131,481	(3,402)
L.B. FOSTER	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	8,700	158,166	159,645	(1,479)
LA JOLLA PHARMACEUTICAL COMPANY NEW COMM	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(1,300)	(21,190)	(22,607)	1,417
LAFARGEHOLCIM LTD	MS	10/23/19	EQUITY RETURN	LIBOR-1M	Monthly	CHF	(11,790)	(545,435)	(502,759)	(42,676)
LANTHEUS HOLDINGS INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	5,000	69,850	67,800	2,050
LARGAN PRECISION CO LTD	MS	10/10/19	EQUITY RETURN	FEDEF-1D	Monthly	TWD	(3,000)	(324,875)	(328,785)	3,910
LATECOERE	MS	12/12/18	EQUITY RETURN	FEDEF-1D	Monthly	EUR	(19,342)	(74,739)	(85,674)	10,935
LEMAITRE VASCULAR INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(2,900)	(77,430)	(79,199)	1,769
LILIS ENERGY INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(7,300)	(19,710)	(30,149)	10,439
LIMELIGHT NETWORKS INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	18,100	72,943	85,794	(12,851)
LIVE OAK BANCSHA	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(2,808)	(51,667)	(71,492)	19,825
LIVEPERSON INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	4,100	92,660	87,576	5,084
LOGITECH N	MS	10/23/19	LIBOR-1M	EQUITY RETURN	Monthly	CHF	27,024	998,819	1,053,461	(54,642)
LONESTAR RESOURCES US I-CL A	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(7,800)	(59,982)	(63,414)	3,432
LOTTE CORP	MS	10/30/20	EQUITY RETURN	FEDEF-1D	Monthly	KRW	(144)	(6,012)	(7,342)	1,330
LOVESAC CO/THE	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(4,300)	(81,872)	(94,976)	13,104
LUNDIN PETROLEUM	MS	10/23/19	STIBO-1M	EQUITY RETURN	Monthly	SEK	20,917	637,976	618,548	19,428
M T S SYSTEMS	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(3,100)	(146,785)	(164,920)	18,135
M/I HOMES INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	6,200	149,854	140,864	8,990
MACOM TECHNOLOGY SOLUTIONS HOLDINGS INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(2,700)	(37,989)	(42,363)	4,374
MAG SILVER CORP	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(11,800)	(84,370)	(90,860)	6,490
MAGICMICRO	MS	11/1/19	EQUITY RETURN	FEDEF-1D	Monthly	KRW	(5,178)	(14,889)	(24,002)	9,113
MAIRE TECNIMONT	MS	10/23/19	EURIB-1M	EQUITY RETURN	Monthly	EUR	5,800	25,382	24,792	590
MALIBU BOATS	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	2,200	88,440	105,864	(17,424)
MASON GROUP HOLDINGS LTD	MS	6/12/19	EQUITY RETURN	FEDEF-1D	Monthly	HKD	(1,840,000)	(33,301)	(43,472)	10,171
MATRIX SERVICE	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	4,900	99,617	110,348	(10,731)
MAUI LAND	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(11,000)	(123,970)	(136,180)	12,210
MAXLINEAR INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(7,300)	(141,693)	(120,669)	(21,024)
MCBC HOLDINGS IN	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	2,600	77,168	85,072	(7,904)
MCCARTHY & STONE PLC	MS	10/23/19	EQUITY RETURN	LIBOR-1M	Monthly	GBP	(120,703)	(208,102)	(200,395)	(7,707)
MCDERMOTT INTL	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	4,433	34,267	72,169	(37,902)
MED FACILS UN	MS	11/15/18	LIBOR-1M	EQUITY RETURN	Monthly	CAD	11,300	121,148	140,414	(19,266)
MEDEQUITIES REALTY TRUST INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(5,700)	(47,139)	(51,585)	4,446
MEDIASET ESPANA COMUNICACION SA	MS	10/23/19	EURIB-1M	EQUITY RETURN	Monthly	EUR	130,263	886,046	886,508	(462)
MEDSURGE MED PR	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	15,600	48,828	54,132	(5,304)
MEGGITT PLC	MS	10/23/19	LIBOR-1M	EQUITY RETURN	Monthly	GBP	6,900	46,686	46,069	617
MELROSE INDUSTRIES PLC	MS	12/12/18	EQUITY RETURN	FEDEF-1D	Monthly	GBP	(55,420)	(119,244)	(163,816)	44,572
MENZIES (JOHN) PLC	MS	12/12/18	EQUITY RETURN	FEDEF-1D	Monthly	GBP	(10,078)	(67,650)	(78,655)	11,005
MERCANTILE BK CP	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	2,300	73,048	75,624	(2,576)
MERCER INTL	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	9,500	144,495	159,695	(15,200)
MERIDIAN BANCORP INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	6,300	99,792	103,887	(4,095)
MERSEN	MS	10/23/19	EURIB-1M	EQUITY RETURN	Monthly	EUR	5,881	193,957	176,657	17,300
META FINANCIAL GROUP INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(5,400)	(136,296)	(147,204)	10,908
METRO BANK PLC	MS	10/23/19	EQUITY RETURN	LIBOR-1M	Monthly	GBP	(8,299)	(235,714)	(268,994)	33,280
METRO BANK PLC	MS	12/12/18	EQUITY RETURN	FEDEF-1D	Monthly	GBP	(5,092)	(144,479)	(236,867)	92,388
MEYER BURGER N	MS	10/23/19	EQUITY RETURN	LIBOR-1M	Monthly	CHF	(87,299)	(45,711)	(43,547)	(2,164)
MICRO FOCUS INTERNATIONAL	MS	10/23/19	EQUITY RETURN	LIBOR-1M	Monthly	GBP	(58,920)	(916,881)	(1,005,225)	88,344
MIDLAND STATES BANCORP INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(4,400)	(118,668)	(135,344)	16,676
MIDSOUTH	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(13,500)	(179,280)	(215,460)	36,180
MILLAT TRACTORS	MS	10/30/20	LIBOR-1M	EQUITY RETURN	Monthly	PKR	3,325	27,300	25,366	1,934
MIRAGEN THERAPEUTICS INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(6,400)	(27,648)	(30,592)	2,944
MITHRA AIW	MS	10/23/19	EQUITY RETURN	EURIB-1M	Monthly	EUR	(6,213)	(170,463)	(175,735)	5,272
MOBILE IRON INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	22,700	109,755	104,420	5,335
MODERN TIMES GROUP B	MS	10/23/19	EQUITY RETURN	STIBO-1M	Monthly	SEK	(3,300)	(121,833)	(116,046)	(5,787)
MODINE MANUFACTURING	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	3,800	49,438	50,236	(798)
MONARCH CASINO	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	2,200	85,294	97,526	(12,232)
MONCLER	MS	10/23/19	EURIB-1M	EQUITY RETURN	Monthly	EUR	5,290	183,743	181,227	2,516

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2018

Company Reference	Counterparty	Termination Date	Fund Pays	Fund Receives	Payment Frequency	Currency	Notional Amount	Value	Upfront Payments	Unrealized Appreciation (Depreciation)
MONEYSUPERMARKET.COM	MS	10/23/19	LIBOR-1M	EQUITY RETURN	Monthly	GBP	278,189	$1,042,022	$1,022,482	$19,540
MOTECH INDUSTRIES INC	MS	10/10/19	EQUITY RETURN	FEDEF-1D	Monthly	TWD	(412,000)	(86,569)	(149,357)	62,788
MOTORCA PARTS OF AMERICA, INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(8,900)	(188,502)	(189,570)	1,068
MOVADO GROUP	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	2,300	88,573	87,676	897
MSIAN RESOURCES	MS	1/4/19	EQUITY RETURN	FEDEF-1D	Monthly	MYR	(667,800)	(116,514)	(123,254)	6,740
MULTI-COLOR CP	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(2,300)	(122,268)	(137,103)	14,835
MYR Group Inc. Common Stock	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	3,300	110,187	107,613	2,574
NATIONAL CINEMEDIA INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(10,400)	(93,080)	(100,984)	7,904
NATURAL GAS SRV	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(2,600)	(50,180)	(51,194)	1,014
NATURAL GROCERS BY VITAMIN COTTAGE INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	5,300	96,036	84,323	11,713
NATURECELL CO LTD	MS	11/1/19	EQUITY RETURN	FEDEF-1D	Monthly	KRW	(4,491)	(56,778)	(75,560)	18,782
NATUS MEDICAL	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(3,400)	(101,592)	(112,472)	10,880
NB: SHENZHEN SUNWAY	MS	7/28/20	EQUITY RETURN	FEDEF-1D	Monthly	CNY	(61,200)	(231,048)	(232,537)	1,489
NCC B	MS	10/23/19	EQUITY RETURN	STIBO-1M	Monthly	SEK	(7,680)	(114,439)	(115,822)	1,383
NCS MULTISTAGE HOLDINGS INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(9,600)	(108,480)	(151,680)	43,200
NEINOR HOMES SLU	MS	10/23/19	EQUITY RETURN	EURIB-1M	Monthly	EUR	(29,386)	(472,112)	(494,055)	21,943
NEL ASA	MS	10/23/19	EQUITY RETURN	NIBOR-1M	Monthly	NOK	(189,812)	(97,205)	(101,750)	4,545
NEO PERFORMANCE MATERIALS IN	MS	11/15/18	LIBOR-1M	EQUITY RETURN	Monthly	CAD	9,200	124,395	120,653	3,742
NEPES AMC	MS	11/1/19	EQUITY RETURN	FEDEF-1D	Monthly	KRW	(1,664)	(76,261)	(83,407)	7,146
NEPES AMC	MS	10/30/20	EQUITY RETURN	FEDEF-1D	Monthly	KRW	(554)	(25,390)	(25,697)	307
NETMARBLE CORP	MS	10/30/20	EQUITY RETURN	FEDEF-1D	Monthly	KRW	(1,902)	(187,028)	(208,295)	21,267
NEW HOME COMPNY	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(21,200)	(151,156)	(157,092)	5,936
NEW YORK AND CO	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	9,800	38,808	35,280	3,528
NEWRIVER REIT PLC	MS	12/12/18	EQUITY RETURN	FEDEF-1D	Monthly	GBP	(2,778)	(9,163)	(11,716)	2,553
NEXPOINT RESIDENTIAL	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	5,700	203,148	192,147	11,001
NH HOTEL GROUP SA	MS	10/23/19	EURIB-1M	EQUITY RETURN	Monthly	EUR	96,577	600,970	682,920	(81,950)
NIC INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(2,500)	(33,275)	(34,800)	1,525
NN GROUP	MS	10/23/19	EURIB-1M	EQUITY RETURN	Monthly	EUR	10,890	468,196	475,342	(7,146)
NO VA LAND INVES	MS	11/29/19	EQUITY RETURN	FEDEF-1D	Monthly	VND	(4,360)	(13,278)	(12,110)	(1,168)
NOBINA	MS	10/23/19	STIBO-1M	EQUITY RETURN	Monthly	SEK	29,280	195,295	194,336	959
NOLATO B	MS	10/23/19	STIBO-1M	EQUITY RETURN	Monthly	SEK	7,432	330,610	401,190	(70,580)
NORTH AMERICAN ENERGY PARTNERS INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	14,100	150,447	154,254	(3,807)
NORTHERN OIL AND GAS	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	23,200	68,208	80,504	(12,296)
NORTHWEST PIPE	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(5,500)	(97,955)	(112,915)	14,960
NORWEGIAN AIR SHUTTLE ASA	MS	10/23/19	EQUITY RETURN	NIBOR-1M	Monthly	NOK	(21,198)	(540,275)	(441,609)	(98,666)
NOVANTA INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	2,000	116,420	123,560	(7,140)
NSN CO LTD	MS	11/1/19	EQUITY RETURN	FEDEF-1D	Monthly	KRW	(12,195)	(16,114)	(34,360)	18,246
NUTRISYSTEM INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(5,300)	(188,468)	(192,704)	4,236
NYRSTAR	MS	10/23/19	EQUITY RETURN	EURIB-1M	Monthly	EUR	(33,320)	(60,091)	(77,809)	17,718
OBR HUARTE LAIN	MS	12/12/18	EQUITY RETURN	FEDEF-1D	Monthly	EUR	(51,026)	(58,313)	(86,293)	27,980
OCEAN FINCL CP	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(4,400)	(111,408)	(119,592)	8,184
OFG BANCORP	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	9,100	155,519	137,865	17,654
OH VALLEY BANC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(1,800)	(63,270)	(67,986)	4,716
OIL & GAS DEV	MS	10/30/20	LIBOR-1M	EQUITY RETURN	Monthly	PKR	35,200	42,041	41,010	1,031
OLD POINT FINL	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(3,600)	(96,804)	(100,440)	3,636
OLD SECOND BNCP	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	10,400	147,992	152,880	(4,888)
OMNITEL	MS	11/1/19	EQUITY RETURN	FEDEF-1D	Monthly	KRW	(4,879)	(7,625)	(27,434)	19,809
OMNOVA SOLUTIONS	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	12,000	88,680	109,200	(20,520)
ONCOPEPTIDES	MS	10/23/19	EQUITY RETURN	STIBO-1M	Monthly	SEK	(9,983)	(158,890)	(149,255)	(9,635)
OPUS BANK	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(7,200)	(137,520)	(195,048)	57,528
ORBCOMM CORP	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(18,100)	(172,493)	(175,027)	2,534
ORION GROUP HOLDINGS INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	11,400	53,808	77,064	(23,256)
ORITANI FINANCIAL CORP	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	4,500	65,745	68,850	(3,105)
ORPEA	MS	10/23/19	EQUITY RETURN	EURIB-1M	Monthly	EUR	(8,251)	(1,016,135)	(975,947)	(40,188)
ORTHOPEDIATRICS CORP	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(1,500)	(52,095)	(49,095)	(3,000)
OUTOTEC OYJ	MS	10/23/19	EURIB-1M	EQUITY RETURN	Monthly	EUR	14,300	55,332	50,586	4,746
OXFORD IMMUNOTEC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(2,300)	(35,443)	(36,616)	1,173
PAC MERCANTL BK	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(7,800)	(64,506)	(67,626)	3,120
PACIFIC ETHANOL	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	17,600	28,864	42,416	(13,552)
PAGEGROUP PLC	MS	10/23/19	LIBOR-1M	EQUITY RETURN	Monthly	GBP	9,100	58,340	58,014	326
PARAGON BANKING GROUP PLC	MS	10/23/19	LIBOR-1M	EQUITY RETURN	Monthly	GBP	75,688	411,390	411,776	(386)
PARATEK PHARMACEUTICALS INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(6,300)	(46,935)	(58,527)	11,592

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2018

Company Reference	Counterparty	Termination Date	Fund Pays	Fund Receives	Payment Frequency	Currency	Notional Amount	Value	Upfront Payments	Unrealized Appreciation (Depreciation)
PARK CITY GROUP INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(13,600)	$(117,368)	$(122,536)	$5,168
PATRICK INDS	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	3,600	156,636	197,784	(41,148)
PC CONNECTION	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	4,900	162,386	176,939	(14,553)
PCL INC	MS	11/1/19	EQUITY RETURN	FEDEF-1D	Monthly	KRW	(495)	(4,628)	(8,705)	4,077
PDF SOLUTIONS	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(13,800)	(110,400)	(117,300)	6,900
PDL BIOPHARMA	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	26,100	64,989	64,206	783
PEAPACK GLADSTON	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	5,200	140,348	152,932	(12,584)
PENNSYLVANIA INV	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(9,800)	(87,710)	(87,906)	196
PENNYMAC FINANCIAL SERVICE	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	5,800	115,942	111,998	3,944
PEOPLE & TELECOMMUNICATION INC	MS	11/1/19	EQUITY RETURN	FEDEF-1D	Monthly	KRW	(96,578)	(56,641)	(85,529)	28,888
PERCEPTRON INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	12,000	94,200	112,800	(18,600)
PERFICIENT INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	5,100	127,602	129,693	(2,091)
PERSIMMON PLC	MS	10/23/19	LIBOR-1M	EQUITY RETURN	Monthly	GBP	21,500	629,879	601,323	28,556
PETMED EXPRESS,INC COMMON STOCK	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(2,500)	(69,850)	(73,300)	3,450
PETRA DIAMONDS LTD	MS	10/23/19	EQUITY RETURN	LIBOR-1M	Monthly	GBP	(176,909)	(88,429)	(84,814)	(3,615)
PETRA DIAMONDS LTD	MS	12/12/18	EQUITY RETURN	FEDEF-1D	Monthly	GBP	(27,336)	(13,650)	(12,930)	(720)
PEUGEOT S.A.	MS	10/23/19	EURIB-1M	EQUITY RETURN	Monthly	EUR	44,427	1,057,067	993,664	63,403
PFSWEB INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	11,000	77,990	79,200	(1,210)
PGT INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	6,000	121,560	125,760	(4,200)
PICO HOLDING	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(7,100)	(81,082)	(83,425)	2,343
PIERRE &VACANCES	MS	12/12/18	EQUITY RETURN	FEDEF-1D	Monthly	EUR	(1,748)	(38,687)	(67,584)	28,897
PIONEER ENERGY SERVICES CORPORATION	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	21,000	62,370	61,950	420
PIRELLI & C. SPA	MS	10/23/19	EQUITY RETURN	EURIB-1M	Monthly	EUR	(121,300)	(891,229)	(828,344)	(62,885)
PLAYA HOTELS & RESORTS NV	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(5,100)	(43,809)	(46,972)	3,163
PLUS500 LTD	MS	10/23/19	LIBOR-1M	EQUITY RETURN	Monthly	GBP	44,092	47,086	—	47,086
POINTS INTL LTD	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	7,000	87,220	91,700	(4,480)
PRA GROUP INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(4,600)	(141,864)	(155,967)	14,103
PRECISION DRILLING CORPORATION	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	14,700	35,427	45,570	(10,143)
PREFERRED BK LA	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(1,800)	(92,538)	(109,422)	16,884
PROFIRE ENERGY INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	16,000	36,480	46,880	(10,400)
PROMOTORA DE INFORMACIONES S.A. PRISA	MS	10/23/19	EQUITY RETURN	EURIB-1M	Monthly	EUR	(39,347)	(71,406)	(74,077)	2,671
PROVIDENCE SVC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	1,900	125,571	123,310	2,261
PROVIDENT FINANCIAL PLC	MS	10/23/19	EQUITY RETURN	LIBOR-1M	Monthly	GBP	(44,537)	(290,306)	(306,005)	15,699
PROVIDENT FINL	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(4,500)	(77,850)	(81,450)	3,600
PRUDENTIAL BANCORP INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(3,200)	(57,504)	(56,320)	(1,184)
PTI	MS	10/10/19	LIBOR-1M	EQUITY RETURN	Monthly	TWD	114,608	250,445	339,577	(89,132)
PTT EXP & PROD-F	MS	10/10/19	LIBOR-1M	EQUITY RETURN	Monthly	THB	94,400	396,657	346,416	50,241
PURPLEBRICKS GROUP PLC	MS	10/23/19	EQUITY RETURN	LIBOR-1M	Monthly	GBP	(70,464)	(159,911)	(202,477)	42,566
QUANEX BUILDING PRODUCTS CORP	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(4,300)	(63,726)	(73,143)	9,417
QUANTENNA COMMUNICATIONS INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(7,100)	(127,516)	(114,807)	(12,709)
QUINSTREET INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	4,200	66,780	54,348	12,432
QUOTIENT LTD	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(7,600)	(48,716)	(46,208)	(2,508)
R1 RCM INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	11,000	93,170	89,870	3,300
RADNET INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	7,700	113,960	118,041	(4,081)
RANDGOLD RESOURCES LTD	MS	10/23/19	EQUITY RETURN	LIBOR-1M	Monthly	GBP	(2,330)	(183,002)	(187,346)	4,344
RANGER ENRGY SER	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(10,000)	(65,000)	(75,000)	10,000
RAVEN INDS	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	4,800	208,704	209,184	(480)
RCI HOSPITALITY HOLDINGS INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	6,799	177,998	185,953	(7,955)
READING INTL INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(6,400)	(92,928)	(96,704)	3,776
READY CAPITAL CORP	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	4,100	62,812	63,796	(984)
RED ROBIN GOURM	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(2,100)	(63,420)	(82,572)	19,152
REGIS CORP	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	3,700	62,308	71,521	(9,213)
RELX PLC	MS	10/23/19	LIBOR-1M	EQUITY RETURN	Monthly	GBP	1,310	25,932	25,791	141
RENEWABLE ENERGY GROUP INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	5,400	167,832	142,506	25,326
RESOLUTE FOREST PRODUCTS	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	15,500	174,685	184,915	(10,230)
REV GROUP INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(5,100)	(55,896)	(67,371)	11,475
RING ENERGY INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(7,200)	(51,336)	(55,728)	4,392
RIVERVIEW	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	9,700	82,159	80,025	2,134
ROCKY SHOES	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	7,200	206,784	178,560	28,224
RPC GROUP PLC	MS	10/23/19	EQUITY RETURN	LIBOR-1M	Monthly	GBP	(5,300)	(51,618)	(51,780)	162
RPS GROUP PLC	MS	12/12/18	EQUITY RETURN	FEDEF-1D	Monthly	GBP	(22,110)	(44,230)	(44,962)	732
RTI SURGICAL INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	27,100	124,118	119,782	4,336

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2018

Company Reference	Counterparty	Termination Date	Fund Pays	Fund Receives	Payment Frequency	Currency	Notional Amount	Value	Upfront Payments	Unrealized Appreciation (Depreciation)
RUDOLPH TECHNOLOGIES INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	6,300	$130,977	$126,063	$4,914
RUMO SA	MS	12/13/18	EQUITY RETURN	LIBOR-1M	Monthly	BRL	(82,000)	(367,758)	(321,305)	(46,453)
RUSSELL 2000 INDEX ISHARES	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(5,464)	(819,764)	(855,444)	35,680
RUSSIAN GRIDS ord	MS	7/30/19	LIBOR-1M	EQUITY RETURN	Monthly	RUB	3,494,000	35,786	34,275	1,511
RUTH’S HOSPITALITY GROUP INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	7,700	208,131	223,146	(15,015)
SAFE BULKERS INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	16,800	42,504	43,008	(504)
SAFEGUARD SCIEN	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(12,800)	(109,440)	(113,920)	4,480
SAIPEM	MS	10/23/19	EQUITY RETURN	EURIB-1M	Monthly	EUR	(4,800)	(26,258)	(25,907)	(351)
SAM BU CONST	MS	11/1/19	EQUITY RETURN	FEDEF-1D	Monthly	KRW	(12,696)	(48,042)	(72,439)	24,397
SAMSUNG BIOLOGICS CO LTD	MS	11/1/19	EQUITY RETURN	FEDEF-1D	Monthly	KRW	(762)	(259,242)	(283,467)	24,225
SAMSUNG HEAVY	MS	11/1/19	EQUITY RETURN	FEDEF-1D	Monthly	KRW	(7,084)	(43,288)	(43,538)	250
SAMSUNG HEAVY	MS	10/30/20	EQUITY RETURN	FEDEF-1D	Monthly	KRW	(41,914)	(256,122)	(265,772)	9,650
SANDRIDGE ENERGY INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(4,600)	(41,170)	(51,428)	10,258
SANGSANGIN CO LTD	MS	10/30/20	EQUITY RETURN	FEDEF-1D	Monthly	KRW	(6,322)	(97,411)	(109,399)	11,988
SANTOS BRASIL PARTICIPACOES ORD	MS	12/13/18	EQUITY RETURN	LIBOR-1M	Monthly	BRL	(14,500)	(13,943)	(16,178)	2,235
SAO MARTINHO SA	MS	12/13/18	LIBOR-1M	EQUITY RETURN	Monthly	BRL	47,222	246,763	230,954	15,809
SAPURA ENERGY BHD	MS	1/4/19	EQUITY RETURN	FEDEF-1D	Monthly	MYR	(3,934,200)	(319,701)	(550,635)	230,934
SCANDIC HOTELS GROUP	MS	10/23/19	STIBO-1M	EQUITY RETURN	Monthly	SEK	2,443	22,308	21,970	338
SCANDINAVIAN TOBACCO GROUP	MS	10/23/19	CIBOR-1M	EQUITY RETURN	Monthly	DKK	4,640	70,325	69,756	569
SCANSOUCE	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	2,000	77,760	71,880	5,880
SCHNITZER STEEL	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(3,100)	(83,390)	(81,840)	(1,550)
SEACOR MARINE HOLDINGS INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(2,400)	(43,872)	(48,816)	4,944
SELECTA BIOSCIENCES INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(4,700)	(24,158)	(59,220)	35,062
SERCO GROUP PLC	MS	12/12/18	EQUITY RETURN	FEDEF-1D	Monthly	GBP	(75,157)	(92,146)	(106,589)	14,443
SERES THERAPEUTI	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(4,600)	(31,602)	(30,176)	(1,426)
SES SA	MS	10/23/19	EQUITY RETURN	EURIB-1M	Monthly	EUR	(30,060)	(645,338)	(688,625)	43,287
SIEGFRIED N	MS	10/23/19	LIBOR-1M	EQUITY RETURN	Monthly	CHF	576	230,771	233,056	(2,285)
SIEMENS GAMESA RENEWABLE ENERGY	MS	10/23/19	EQUITY RETURN	EURIB-1M	Monthly	EUR	(2,300)	(25,481)	(25,413)	(68)
SIENNA BIOPHARMACEUTICALS IN	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(2,500)	(23,075)	(33,550)	10,475
Sientra, Inc. Common Stock	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(2,500)	(51,475)	(54,233)	2,758
SIERRA BANCORP	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	6,000	164,340	164,460	(120)
SILTRONIC NAM	MS	10/23/19	EURIB-1M	EQUITY RETURN	Monthly	EUR	9,375	854,769	976,851	(122,082)
SIMULATNS PLUS	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	4,100	83,107	80,401	2,706
SIRIUS MINERALS PLC	MS	10/23/19	EQUITY RETURN	LIBOR-1M	Monthly	GBP	(1,224,896)	(360,418)	(382,087)	21,669
SIRIUS MINERALS PLC	MS	12/12/18	EQUITY RETURN	FEDEF-1D	Monthly	GBP	(366,032)	(107,593)	(154,338)	46,745
SK CHEMICALS CO LTD/NEW	MS	11/1/19	EQUITY RETURN	FEDEF-1D	Monthly	KRW	(2,272)	(120,482)	(214,560)	94,078
SK CHEMICALS CO LTD/NEW	MS	10/30/20	EQUITY RETURN	FEDEF-1D	Monthly	KRW	(1,360)	(72,120)	(85,879)	13,759
SMARK CO LTD	MS	10/30/20	EQUITY RETURN	FEDEF-1D	Monthly	KRW	(36,826)	(3,298)	(4,509)	1,211
SMART & FINAL	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(11,700)	(59,085)	(59,436)	351
SMART METERING SYSTEMS PLC	MS	10/23/19	EQUITY RETURN	LIBOR-1M	Monthly	GBP	(18,001)	(133,107)	(133,567)	460
SOLAREDGE TECHNOLOGIES INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	1,200	46,476	44,436	2,040
SOLGOLD PLC	MS	10/23/19	EQUITY RETURN	LIBOR-1M	Monthly	GBP	(47,091)	(23,755)	(23,370)	(385)
SONIC AUTOMOTIVE	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(4,700)	(85,164)	(85,681)	517
SOOSUNG LIFT MFG CO LTD	MS	11/1/19	EQUITY RETURN	FEDEF-1D	Monthly	KRW	(12,812)	(65,466)	(58,491)	(6,975)
SOOSUNG LIFT MFG CO LTD	MS	10/30/20	EQUITY RETURN	FEDEF-1D	Monthly	KRW	(6,565)	(33,546)	(33,417)	(129)
SORIBADA INC	MS	10/30/20	EQUITY RETURN	FEDEF-1D	Monthly	KRW	(64,459)	(61,686)	(71,891)	10,205
SOUTERN NAT BANC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(4,600)	(69,506)	(75,072)	5,566
SPARTAN MOTRS	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	4,600	30,958	56,074	(25,116)
SPDR S&P BIOTECH ETF	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(1,500)	(118,665)	(128,160)	9,495
SPECTRUM	MS	10/23/19	NIBOR-1M	EQUITY RETURN	Monthly	NOK	16,036	106,075	106,455	(380)
SPECTRUM PHARMACEUTICALS INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	4,300	51,170	62,565	(11,395)
SPEEDY HIRE PLC	MS	12/12/18	LIBOR-1M	EQUITY RETURN	Monthly	GBP	76,791	54,863	55,264	(401)
SPERO THERAPEUTICS INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(3,300)	(26,466)	(33,000)	6,534
SRP GROUPE SA	MS	10/23/19	EQUITY RETURN	EURIB-1M	Monthly	EUR	(11,274)	(53,573)	(56,634)	3,061
SSAB A	MS	10/23/19	STIBO-1M	EQUITY RETURN	Monthly	SEK	6,600	26,334	25,792	542
SSAB B	MS	10/23/19	STIBO-1M	EQUITY RETURN	Monthly	SEK	71,192	230,738	241,442	(10,704)
SSP GROUP PLC	MS	10/23/19	LIBOR-1M	EQUITY RETURN	Monthly	GBP	78,067	665,593	665,746	(153)
STADIO HOLDINGS PTY LTD	MS	11/20/18	EQUITY RETURN	FEDEF-1D	Monthly	ZAR	(46,328)	(12,540)	(15,239)	2,699
STANDARD LIFE ABERDEEN PLC	MS	10/23/19	EQUITY RETURN	LIBOR-1M	Monthly	GBP	(131,425)	(454,015)	(440,252)	(13,763)
STAR BULK CARRIERS CORP	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	5,900	71,685	81,361	(9,676)
STARTEK INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(19,100)	(109,061)	(117,083)	8,022
STD MOTOR PRODS	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(3,300)	(178,563)	(148,170)	(30,393)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2018

Company Reference	Counterparty	Termination Date	Fund Pays	Fund Receives	Payment Frequency	Currency	Notional Amount	Value	Upfront Payments	Unrealized Appreciation (Depreciation)
STEALTHGAS	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	11,700	$39,546	$40,365	$(819)
STOBART GROUP LTD	MS	10/23/19	EQUITY RETURN	LIBOR-1M	Monthly	GBP	(5,720)	(15,487)	(15,321)	(166)
STOBART GROUP LTD	MS	12/12/18	EQUITY RETURN	FEDEF-1D	Monthly	GBP	(6,288)	(17,007)	(20,766)	3,759
STOCK YARDS BANCORP INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	2,200	69,762	77,110	(7,348)
SUEZ	MS	10/23/19	EQUITY RETURN	EURIB-1M	Monthly	EUR	(10,850)	(156,945)	(152,969)	(3,976)
SUMMIT FINL GRP INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(4,700)	(99,170)	(112,847)	13,677
SUMMIT MATERIA-A	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(5,700)	(76,950)	(71,607)	(5,343)
SUN HYDRAULICS	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(900)	(41,760)	(42,669)	909
SUNOPTA, INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(7,200)	(53,424)	(51,264)	(2,160)
SUNRUN INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(3,800)	(46,588)	(42,522)	(4,066)
SURGE ENERGY	MS	11/15/18	LIBOR-1M	EQUITY RETURN	Monthly	CAD	71,200	110,784	117,025	(6,241)
SURMODICS INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	2,800	177,604	173,824	3,780
SWATCH GROUP N	MS	10/23/19	LIBOR-1M	EQUITY RETURN	Monthly	CHF	3,250	217,471	205,467	12,004
SWEDISH MATCH	MS	10/23/19	STIBO-1M	EQUITY RETURN	Monthly	SEK	5,350	272,331	259,950	12,381
SWEDISH ORPHAN BIOVITRUM	MS	10/23/19	STIBO-1M	EQUITY RETURN	Monthly	SEK	42,261	861,777	972,212	(110,435)
SWITCH INC ORD	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(13,900)	(123,293)	(123,080)	(213)
SYKES ENTERPRIS	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	2,300	70,541	66,815	3,726
TAILORED BRANDS INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	5,800	121,858	125,512	(3,654)
TARENA INTERNATIONAL INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(12,500)	(108,125)	(93,250)	(14,875)
TATUNG CO LTD	MS	10/10/19	EQUITY RETURN	FEDEF-1D	Monthly	TWD	(261,000)	(303,734)	(291,157)	(12,577)
TEAM INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(10,100)	(200,990)	(215,635)	14,645
TEGMA GESTAO	MS	12/13/18	LIBOR-1M	EQUITY RETURN	Monthly	BRL	19,800	123,713	100,493	23,220
TEJON RANCH CO	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(5,010)	(95,190)	(99,248)	4,058
Telenav, Inc. Common Stock	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(15,200)	(64,752)	(77,216)	12,464
TELENOR	MS	10/23/19	NIBOR-1M	EQUITY RETURN	Monthly	NOK	5,540	101,564	100,021	1,543
TETHYS OIL	MS	10/23/19	STIBO-1M	EQUITY RETURN	Monthly	SEK	6,550	63,015	64,338	(1,323)
THE BANK OF PRINCETON	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(2,800)	(79,100)	(85,736)	6,636
THE ST JOE CO	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(3,200)	(48,608)	(48,992)	384
THOMAS COOK GROUP PLC	MS	10/23/19	LIBOR-1M	EQUITY RETURN	Monthly	GBP	238,793	137,599	127,596	10,003
TIKKURILA OYJ	MS	10/23/19	EQUITY RETURN	EURIB-1M	Monthly	EUR	(4,227)	(59,359)	(62,172)	2,813
TILLY’S INC A SHARES	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	8,400	149,016	135,996	13,020
TIMKENSTEEL CORP WHEN ISSUED	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(4,500)	(52,335)	(63,450)	11,115
TITAN MACHINERY INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	8,300	118,275	124,500	(6,225)
TIVITY HEALTH INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	2,400	82,584	75,960	6,624
TOWN SPORTS INTERNATIONAL	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	10,600	81,408	90,948	(9,540)
TOWNSQUARE MEDIA INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	10,100	69,690	76,615	(6,925)
TP ICAP PLC	MS	10/23/19	EQUITY RETURN	LIBOR-1M	Monthly	GBP	(174,200)	(645,165)	(608,152)	(37,013)
TRANSGLOBE ENER	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	16,447	37,993	49,341	(11,348)
TRAVIS PERKINS PLC	MS	10/23/19	EQUITY RETURN	LIBOR-1M	Monthly	GBP	(55,554)	(785,395)	(700,851)	(84,544)
Trinity Place Holdings Inc. Common Stock	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(5,600)	(29,904)	(33,600)	3,696
TRIPLE-S MANAGEMENT CORP	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	6,300	108,108	114,660	(6,552)
TRISTATE CAPITAL HOLDINGS	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	2,600	65,572	70,174	(4,602)
TRIUMPH BANCORP INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(1,300)	(46,618)	(46,936)	318
TRIUMPH GROUP	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(8,900)	(162,425)	(172,126)	9,701
TRUECAR INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(6,500)	(73,970)	(81,705)	7,735
TSAKOS ENERGY	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(19,900)	(65,670)	(64,675)	(995)
TUBACEX	MS	12/12/18	EQUITY RETURN	FEDEF-1D	Monthly	EUR	(17,373)	(61,528)	(58,819)	(2,709)
TUCOWS INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(2,700)	(135,486)	(143,019)	7,533
TUNIU CORP	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(9,000)	(57,240)	(58,680)	1,440
TUPPERWARE BRANDS CORPORATION	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(3,700)	(129,870)	(112,221)	(17,649)
TWO RIVER BANCORP	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	3,800	58,938	63,650	(4,712)
U S Concrete Inc. Common	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(3,500)	(114,240)	(133,315)	19,075
UCB	MS	10/23/19	EURIB-1M	EQUITY RETURN	Monthly	EUR	11,464	962,142	939,479	22,663
ULTRA CLEAN HLD	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(3,400)	(35,768)	(37,010)	1,242
UNIPER SE NA	MS	10/23/19	EQUITY RETURN	EURIB-1M	Monthly	EUR	(2,600)	(75,041)	(77,721)	2,680
UNIPOL ORD	MS	10/23/19	EURIB-1M	EQUITY RETURN	Monthly	EUR	18,800	75,680	74,552	1,128
UNITED INTEGRATED SERVICES	MS	10/10/19	LIBOR-1M	EQUITY RETURN	Monthly	TWD	34,000	60,779	61,409	(630)
UNIV ELECTRONIC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(3,400)	(106,318)	(116,994)	10,676
UNIVERSAL FOR	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	4,600	130,042	151,340	(21,298)
UNIVERSAL STAIN	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	5,100	100,164	124,083	(23,919)
UNIVEST CORP OF	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(5,500)	(137,280)	(143,550)	6,270
USA TRUCK INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	2,600	51,142	44,330	6,812

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2018

Company Reference	Counterparty	Termination Date	Fund Pays	Fund Receives	Payment Frequency	Currency	Notional Amount	Value	Upfront Payments	Unrealized Appreciation (Depreciation)
UTD CMNTY BK GA	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	3,200	$79,584	$84,640	$(5,056)
UTD COMMUN FINL	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	7,600	70,072	69,540	532
VALLOUREC	MS	10/23/19	EQUITY RETURN	EURIB-1M	Monthly	EUR	(52,800)	(250,481)	(247,267)	(3,214)
VANDA PHARMACEUTICALS INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	2,700	51,219	57,915	(6,696)
VAPORES	MS	8/13/19	EQUITY RETURN	FEDEF-1D	Monthly	CLP	(2,713,304)	(81,204)	(79,353)	(1,851)
VAT GROUP AG	MS	10/23/19	EQUITY RETURN	LIBOR-1M	Monthly	CHF	(630)	(63,226)	(59,860)	(3,366)
VECTRUS INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	4,700	125,960	140,718	(14,758)
VEECO INSTR INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(8,400)	(79,884)	(76,776)	(3,108)
VENATOR MATERIALS PLC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(13,100)	(88,556)	(119,041)	30,485
VERA BRADLEY	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	7,900	104,201	105,781	(1,580)
VERSO CORPORATIN	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	1,900	53,409	55,841	(2,432)
VESUVIUS PLC	MS	10/23/19	LIBOR-1M	EQUITY RETURN	Monthly	GBP	9,700	67,390	67,142	248
VIFOR PHARMA AG	MS	10/23/19	EQUITY RETURN	LIBOR-1M	Monthly	CHF	(546)	(78,810)	(76,343)	(2,467)
VIL SUPERMKT A	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(2,700)	(66,528)	(67,230)	702
VISHAY PRECISION GROUP INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	3,300	107,085	118,041	(10,956)
VISTA OUTDOOR INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	7,200	90,000	113,461	(23,461)
VSE CORP	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	2,600	81,536	77,454	4,082
W&T OFFSHORE	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	12,100	81,554	87,967	(6,413)
WABASH NATL CORP	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	6,900	104,190	115,713	(11,523)
WAJAX CORP	MS	11/15/18	LIBOR-1M	EQUITY RETURN	Monthly	CAD	2,800	49,706	51,619	(1,913)
WALKER & DUNLOP INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	2,700	113,292	129,087	(15,795)
WARRIOR MET COAL LLC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(2,700)	(75,600)	(71,199)	(4,401)
WAYS TECHNICAL CORP LTD	MS	10/10/19	EQUITY RETURN	FEDEF-1D	Monthly	TWD	(29,000)	(26,436)	(46,953)	20,517
WEIR GROUP PLC/THE	MS	10/23/19	EQUITY RETURN	LIBOR-1M	Monthly	GBP	(12,470)	(252,577)	(234,741)	(17,836)
WELLBIOTEC CO LTD	MS	10/30/20	EQUITY RETURN	FEDEF-1D	Monthly	KRW	(2,810)	(16,554)	(17,375)	821
WENDEL INVESTISSEMENT	MS	12/12/18	EQUITY RETURN	FEDEF-1D	Monthly	EUR	(1,753)	(227,311)	(285,785)	58,474
WESTAMER BNCP	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(800)	(46,568)	(43,550)	(3,018)
WESTERN ASSET MORTGAGE CAPIT	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	13,100	130,607	129,821	786
WESTERN NEW ENGLAND BANCORP IN	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(8,100)	(81,324)	(85,212)	3,888
WHITESTONE REIT CLASS B	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(12,100)	(162,866)	(163,471)	605
WIDEOPENWEST INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(9,200)	(89,608)	(103,224)	13,616
WIHLBORGS FASTIGHETER	MS	10/23/19	STIBO-1M	EQUITY RETURN	Monthly	SEK	2,300	25,971	25,731	240
WILLIAM HILL PLC	MS	10/23/19	LIBOR-1M	EQUITY RETURN	Monthly	GBP	10,000	26,845	25,187	1,658
WINNEBAGO INDS	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	3,300	90,948	100,848	(9,900)
WOOD GROUP (JOHN) PLC	MS	10/23/19	EQUITY RETURN	LIBOR-1M	Monthly	GBP	(49,035)	(447,251)	(446,493)	(758)
WRTSIL OYJ ABP	MS	10/23/19	EQUITY RETURN	EURIB-1M	Monthly	EUR	(2,020)	(34,407)	(33,191)	(1,216)
XPERI CORP	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(6,600)	(85,800)	(92,334)	6,534
YARA INTERNAT	MS	10/23/19	EQUITY RETURN	NIBOR-1M	Monthly	NOK	(2,900)	(122,161)	(126,614)	4,453
YATRA ONLINE INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(11,400)	(50,616)	(57,912)	7,296
YD ONLINE CORP	MS	10/30/20	EQUITY RETURN	FEDEF-1D	Monthly	KRW	(32,061)	(77,408)	(81,178)	3,770
YRC WORLDWIDE INC	MS	8/13/19	EQUITY RETURN	LIBOR-1M	Monthly	USD	(7,500)	(61,950)	(66,900)	4,950
ZALANDO SE	MS	10/23/19	EQUITY RETURN	EURIB-1M	Monthly	EUR	(1,160)	(44,885)	(44,544)	(341)
ZHEN DING	MS	10/10/19	LIBOR-1M	EQUITY RETURN	Monthly	TWD	189,000	431,948	439,367	(7,419)
ZIX CORP	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	13,200	88,968	85,684	3,284
ZUMIEZ INC	MS	8/13/19	LIBOR-1M	EQUITY RETURN	Monthly	USD	7,500	174,450	167,325	7,125

								$4,586,815	$2,506,833	$2,079,982

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2018

The open futures contracts held by the Fund at October 31, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-MINI	45	Dec-2018	$4,102,413	$4,078,125	$(24,288)
MSCI Emerging Markets	25	Dec-2018	1,200,263	1,195,875	(4,388)
S&P 500 Index E-MINI	(56)	Dec-2018	(7,886,290)	(7,591,080)	295,210
U.S. 10-Year Treasury Notes	34	Dec-2018	4,028,045	4,026,875	(1,170)

			$1,444,431	$1,709,795	$265,364

Percentages are based on net assets of $481,282,041.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”
(C)	Security considered Master Limited Partnership. At October 31, 2018, these securities amounted to $67,060 or 0.0% of Net Assets.
(D)	Level 3 security.
(E)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The net value of such securities as of October 31, 2018, was $(61,920) and represented (0.0)% of Net Assets.
(F)	Refer to table below for details on option contracts.

ADR — American Depositary Receipt

AUD — Australian Dollar

BAML — Bank of America Merrill Lynch

BBA — British Banker’s Association

BRL — Brazilian Real

CAD — Canadian Dollar

CIBOR — Copenhagen Interbank Offered Rate

CHF — Swiss Franc

Cl — Class

CLP — Chilean Peso

CNY — Chinese Yuan

DB — Deutsche Bank

DKK — Danish Krone

EAFE — Europe, Australasia and Far East

EUR — Euro

FEDEF — Federal Funds Effective Rate

GBP — British Pound

GS — Goldman Sachs

HKD — Hong Kong Dollar

IDR — Indonesian Rupiah

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MS — Morgan Stanley

MSCI — Morgan Stanley Capital International

MXN — Mexican Peso

MYR — Malaysian Ringgit

NIBOR — Norwegian Interbank Offered Rate

NOK — Norwegian Krone

NZD — New Zealand Dollar

OTC — Over the Counter

PHP — Philippine Peso

PKR — Pakistani Rupee

PLN — Polish Zloty

PLC — Public Limited Company

RUB — Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

STIBO — Stockholm Interbank Offered Rate

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipts

THB — Thai Baht

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — United States Dollar

VND — Vietnamese Dong

ZAR — South African Rand

PURCHASED OPTIONS — 0.0%
	Contracts	Notional	Strike Price	Expiration Date	Value
Call Option
November 18 Calls on SPX*	214	$58,031,236	$2,875.00	11/17/18	$32,100
Put Option
November 18 Puts on SPX*	214	58,031,236	2,425.00	11/17/18	71,690

Total Purchased Options					$103,790

WRITTEN OPTIONS — (0.6)%
	Contracts	Notional	Strike Price	Expiration Date	Value
Call Option
November 18 Calls on SPX*	(214)	$(58,031,236)	$2,685.00	11/17/18	$(1,587,880)
Put Option
November 18 Puts on SPX*	(428)	(116,062,472)	2,685.00	11/17/18	(1,455,200)

Total Written Options					$(3,043,080)

The following is a list of the inputs used as of October 31, 2018, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3†	Total
Registered Investment Companies	$240,205,666	$—	$—	$240,205,666
U.S. Treasury Obligations	—	61,564,071	—	61,564,071
Common Stock	125,566,722	—	39,592	125,606,314

Total Investments in Securities	$365,772,388	$61,564,071	$39,592	$427,376,051

Securities Sold Short	Level 1	Level 2	Level 3†	Total
Common Stock	$(112,312,240)	$—	$(101,512)	$(112,413,752)
Registered Investment Companies	(8,468,227)	—	—	(8,468,227)

Total Securities Sold Short	$(120,780,467)	$—	$(101,512)	$(120,881,979)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$103,790	$—	$—	$103,790
Written Options	(3,043,080)	—	—	(3,043,080)
Futures Contracts *
Unrealized Appreciation	295,210	—	—	295,210
Unrealized Depreciation	(29,846)	—	—	(29,846)
Total Return Swaps *
Unrealized Appreciation	—	8,977,154	—	8,977,154
Unrealized Depreciation	—	(6,897,172)	—	(6,897,172)

Total Other Financial Instruments	$(2,673,926)	$2,079,982	$—	$(593,944)

* Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

‡ A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 instruments at the beginning and/or end of the year in relation to net assets.

For the year ended October 31, 2018, there were transfers between Level 1 and Level 3 assets. As of October 31, 2018, securities with a total value $0 were classified as Level 3. All transfers were considered to have occurred as of the end of the year.

Amounts designated as $– are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS REAL ASSETS FUND
October 31, 2018

Sector Weightings (unaudited) †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
U.S. TREASURY OBLIGATIONS — 32.8%
	Face Amount/Shares	Value
U.S. Treasury Bills
2.137%, 12/13/18 (A)	$59,000	$58,853
U.S. Treasury Inflation Protected Securities
3.625%, 04/15/28	997,734	1,217,522
2.375%, 01/15/25	865,071	932,486
2.375%, 01/15/27	881,476	967,678
2.000%, 01/15/26	1,187,824	1,261,555
1.750%, 01/15/28	779,799	821,683
1.250%, 07/15/20	1,156,180	1,162,520
1.125%, 01/15/21	1,971,032	1,972,652
0.750%, 07/15/28	1,966,309	1,903,940
0.625%, 07/15/21	4,698,708	4,659,568
0.625%, 04/15/23	1,375,488	1,349,267
0.625%, 01/15/24	3,518,564	3,444,594
0.625%, 01/15/26	2,217,845	2,143,600
0.500%, 01/15/28	3,046,216	2,878,713
0.375%, 07/15/23	4,301,416	4,190,711
0.375%, 07/15/25	3,864,950	3,701,596
0.375%, 01/15/27	2,212,920	2,083,429
0.375%, 07/15/27	2,623,310	2,469,019
0.250%, 01/15/25	3,683,378	3,501,560
0.125%, 04/15/21	2,494,799	2,431,259
0.125%, 01/15/22	2,313,081	2,245,362
0.125%, 04/15/22	4,188,672	4,048,504
0.125%, 07/15/22	1,414,433	1,372,844
0.125%, 01/15/23	3,291,341	3,168,759
0.125%, 07/15/24	3,881,706	3,698,439
0.125%, 07/15/26	2,303,705	2,144,485
U.S. Treasury Notes
2.875%, 09/30/23	5,400,000	5,371,945

Total U.S. Treasury Obligations (Cost $66,994,168)		65,202,543

REGISTERED INVESTMENT COMPANIES — 32.3%
OPEN-END FUNDS — 32.3%
AQR Risk-Balanced Commodities Fund, Cl R6	4,869,052	29,263,004

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
OPEN-END FUNDS (continued)
PIMCO CommoditiesPlus Strategy, Cl Institutional	5,857,814	$34,853,996

Total Registered Investment Companies (Cost $74,155,442)		64,117,000

COMMON STOCK — 31.2%
ENERGY — 30.0%
Andeavor Logistics (B)	13,800	552,828
Antero Midstream GP	16,700	269,037
Antero Midstream Partners (B)	21,100	636,165
BP Midstream Partners	39,700	724,525
Buckeye Partners (B)	35,600	1,168,036
Cheniere Energy *	39,552	2,389,336
Cheniere Energy Partners	14,000	471,380
CNX Midstream Partners	9,474	172,900
DCP Midstream (B)	13,700	493,063
Enbridge	33,112	1,030,114
Enbridge Energy Escrow Account *	238,065	—
Enbridge Energy Management *	87,311	926,370
Energy Transfer (B)	355,455	5,523,771
Enterprise Products Partners (B)	206,900	5,549,058
EQGP Holdings (B)	19,150	300,655
EQM Midstream Partners (B)	25,550	1,173,001
GasLog	19,100	390,786
GasLog Partners LP	20,000	497,000
Global Partners LP (B)	20,300	410,872
Hess Midstream Partners (B)	10,500	236,040
Hoegh LNG Partners LP	6,100	108,641
Kinder Morgan	175,802	2,992,150
Magellan Midstream Partners (B)	26,150	1,612,932
MPLX (B)	98,597	3,313,845
Noble Midstream Partners (B)	6,600	225,324
ONEOK	84,634	5,551,990
Pembina Pipeline	88,700	2,866,784
Phillips 66 Partners LP (B)	29,350	1,435,509
Plains GP Holdings, Cl A	127,935	2,733,971
SemGroup, Cl A	36,204	669,412
Shell Midstream Partners (B)	67,850	1,386,854
Spectra Energy Partners (B)	26,550	915,975
Summit Midstream Partners LP (B)	13,550	217,207
Tallgrass Energy GP, Cl A (B)	90,400	1,967,104
Targa Resources	53,900	2,785,013
TC Pipelines LP (B)	8,100	249,075
TransCanada	42,700	1,610,644

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS REAL ASSETS FUND
October 31, 2018

COMMON STOCK — continued
	Shares/Face Amount	Value
ENERGY (continued)
Western Gas Equity Partners (B)	11,780	$338,793
Western Gas Partners LP (B)	61,400	2,428,984
Williams Companies	133,186	3,240,415

		59,565,559

UTILITIES — 1.2%
Atlantica Yield	64,700	1,268,767
NextEra Energy Partners	24,200	1,101,826

		2,370,593

Total Common Stock (Cost $68,885,940)		61,936,152

ASSET-BACKED SECURITIES — 0.6%
OTHER ASSET-BACKED SECURITIES — 0.6%
Argent Securities Asset-Backed Pass-Through Certificates, Ser 2005-W2, Cl A2C
2.641%, VAR ICE LIBOR USD 1 Month+0.360%, 10/25/35	$369,220	368,874
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2012-C6, Cl ASB
3.144%, 05/15/45	237,305	236,076
Magnetite XVIII, Ser 2016-18A
3.490%, 11/15/28	175,000	175,000
Morgan Stanley Capital I Trust, Ser 2005-2AR
2.541%, 04/25/35 (C)	306,447	301,275
Treman Park CLO, Ser 2018-1A, Cl ARR
3.350%, VAR ICE LIBOR USD 3 Month+1.070%, 10/20/28 (D)	175,000	174,999

		1,256,224

Total Asset-Backed Securities (Cost $1,256,564)		1,256,224

CORPORATE OBLIGATIONS — 0.5%
CONSUMER DISCRETIONARY — 0.2%
Ford Motor Credit
2.681%, 01/09/20	350,000	344,871

INDUSTRIALS — 0.2%
General Electric MTN
5.550%, 05/04/20	400,000	410,720

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
REAL ESTATE — 0.1%
GLP Capital
4.875%, 11/01/20 ‡	$250,000	$252,813

Total Corporate Obligations (Cost $1,009,584)		1,008,404

MORTGAGE-BACKED SECURITY — 0.2%
Commercial Mortgage Pass-Through Certificates, Ser CR4, Cl ASB
2.436%, 10/15/45	307,581	302,278
FNMA, Ser 2014-M8
2.346%, 06/25/24	138,325	134,824

Total Mortgage-Backed Security (Cost $437,456)		437,102

Total Investments in Securities — 97.6% (Cost $212,739,154)		$193,957,425

A list of the open futures contracts held by the Fund at October 31, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. 2-Year Treasury Notes	32	Dec-2018	$6,741,203	$6,741,000	$(203)
U.S. 5-Year Treasury Notes	10	Dec-2018	1,120,950	1,123,828	2,878
Ultra 10-Year U.S. Treasury Notes	6	Dec-2018	751,794	750,656	(1,138)

			$8,613,947	$8,615,484	$1,537

Percentages are based on net assets of $198,643,689.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(B)	Security considered Master Limited Partnership. At October 31, 2018, these securities amounted to $30,135,091 or 15.2% of Net Assets.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(D)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”

CLO — Collateralized Loan Obligation

Cl — Class

GP — General Partnership

ICE — Interncontinental Exchange

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

MTN — Medium Term Note

SER — Series

VAR — Variable Rate

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS REAL ASSETS FUND
October 31, 2018

The following is a list of the inputs used as of October 31, 2018, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$65,202,543	$—	$65,202,543
Registered Investment Companies	64,117,000	—	—	64,117,000
Common Stock	61,936,152	—	—	61,936,152
Asset-Backed Securities	—	1,256,224	—	1,256,224
Corporate Obligations	—	1,008,404	—	1,008,404
Mortgage-Backed Security	—	437,102	—	437,102

Total Investments in Securities	$126,053,152	$67,904,273	$—	$193,957,425

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$2,878	$—	$—	$2,878
Unrealized Depreciation	(1,341)	—	—	(1,341)

Total Other Financial Instruments	$1,537	$—	$—	$1,537

*	Futures contracts valued at the unrealized appreciation (depreciation) on the instrument.

For the year ended October 31, 2018, there was a transfer between Level 1 and Level 3 assets and liabilities in the amount of $0 due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the year.

Amounts designated as $– are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
October 31, 2018

Sector Weightings (unaudited) †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 28.0%
	Face Amount	Value
COMMUNICATION SERVICES — 2.1%
21st Century Fox America
3.700%, 10/15/25	$250,000	$246,483
Altice US Finance I
5.500%, 05/15/26 (A)	200,000	194,812
AT&T
5.700%, 03/01/57	130,000	124,738
5.450%, 03/01/47	155,000	147,042
5.250%, 03/01/37	340,000	324,643
4.800%, 06/15/44	200,000	175,568
4.750%, 05/15/46	325,000	280,640
4.500%, 03/09/48	60,000	49,873
4.350%, 06/15/45	10,000	8,200
3.900%, 03/11/24	250,000	246,540
Bharti Airtel International Netherlands BV
5.350%, 05/20/24 (A)	435,000	417,874
CBS
2.900%, 01/15/27	250,000	219,247
2.300%, 08/15/19	500,000	496,798
CCO Holdings
5.125%, 05/01/27 (A)	65,000	61,181
5.000%, 02/01/28 (A)	14,000	13,046
Clear Channel International BV
8.750%, 12/15/20 (A)	24,000	24,480
Colombia Telecomunicaciones ESP
5.375%, 09/27/22 (A)	200,000	198,852
Comcast
4.700%, 10/15/48	305,000	296,640
3.150%, 02/15/28	350,000	321,551
CSC Holdings
8.625%, 02/15/19	100,000	101,000
Intelsat Jackson Holdings
9.750%, 07/15/25 (A)	65,000	68,087
8.500%, 10/15/24 (A)	44,000	43,230
5.500%, 08/01/23	10,000	8,950
Level 3 Financing
5.125%, 05/01/23	40,000	39,700

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
COMMUNICATION SERVICES (continued)
Myriad International Holdings BV
6.000%, 07/18/20 (A)	$355,000	$366,325
4.850%, 07/06/27 (A)	200,000	193,000
NBCUniversal Enterprise
5.250%, 03/29/49 (A)	170,000	172,125
Ooredoo International Finance MTN
3.250%, 02/21/23 (A)	200,000	191,444
Sprint
7.625%, 03/01/26	124,000	128,960
Sprint Capital
6.875%, 11/15/28	142,000	139,693
Sprint Communications
9.000%, 11/15/18 (A)	186,000	186,372
Sprint Spectrum
5.152%, 03/20/28 (A)	250,000	250,000
3.360%, 09/20/21 (A)	150,000	148,500
TEGNA
6.375%, 10/15/23	60,000	61,350
Telefonica Emisiones SAU
5.462%, 02/16/21	210,000	218,092
Time Warner Cable
5.875%, 11/15/40	200,000	190,537
4.500%, 09/15/42	225,000	180,850
T-Mobile USA
4.750%, 02/01/28	82,000	75,850
4.500%, 02/01/26	30,000	28,078
0.000%, 01/15/24 (F)	45,000	—
0.000%, 03/01/25 (F)	45,000	—
0.000%, 01/15/26 (F)	30,000	—
Verizon Communications
5.250%, 03/16/37	430,000	442,085
4.862%, 08/21/46	100,000	95,141
4.500%, 08/10/33	185,000	179,795
4.329%, 09/21/28	105,000	103,878
4.272%, 01/15/36	250,000	228,887
3.125%, 03/16/22	150,000	147,857
Vodafone Group
4.375%, 05/30/28	125,000	120,435
Warner Media
3.600%, 07/15/25	250,000	236,556
2.100%, 06/01/19	500,000	497,346
Zayo Group
5.750%, 01/15/27 (A)	33,000	32,347

		8,724,678

CONSUMER DISCRETIONARY — 1.8%
1011778 BC ULC/New Red Finance
4.250%, 05/15/24 (A)	88,000	82,720

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
October 31, 2018

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER DISCRETIONARY (continued)
Alimentation Couche-Tard
3.550%, 07/26/27 (A)	$165,000	$152,524
Amazon.com
4.250%, 08/22/57	340,000	318,194
3.875%, 08/22/37	250,000	235,858
American Honda Finance MTN
1.700%, 09/09/21	1,000,000	957,290
Churchill Downs
4.750%, 01/15/28 (A)	40,000	36,400
Daimler Finance North America
2.000%, 07/06/21 (A)	1,000,000	962,042
El Puerto de Liverpool
3.875%, 10/06/26 (A)	390,000	348,075
Ford Motor Credit
8.125%, 01/15/20	225,000	235,779
5.750%, 02/01/21	645,000	661,916
3.470%, 04/05/21	200,000	195,206
3.336%, 03/18/21	200,000	195,343
3.305%, 10/12/21	180,000	176,402
2.375%, 03/12/19	500,000	498,346
2.343%, 11/02/20	130,000	125,397
GameStop
5.500%, 10/01/19 (A)	210,000	210,000
General Motors
5.000%, 04/01/35	200,000	174,729
General Motors Financial
3.200%, 07/13/20	225,000	223,009
2.650%, 04/13/20	180,000	178,077
Home Depot
3.900%, 06/15/47	250,000	227,272
Hyundai Capital America MTN
3.000%, 10/30/20 (A)	260,000	255,909
KFC Holding
5.000%, 06/01/24 (A)	55,000	54,244
Lowe’s
4.050%, 05/03/47	250,000	225,709
SACI Falabella
3.750%, 04/30/23 (A)	200,000	195,120
Service International
4.625%, 12/15/27	62,000	58,125
Whirlpool MTN
4.850%, 06/15/21	205,000	209,773

		7,193,459

CONSUMER STAPLES — 2.6%
Anheuser-Busch InBev Finance
4.900%, 02/01/46	115,000	108,329
4.700%, 02/01/36	250,000	238,088
2.625%, 01/17/23	750,000	710,275

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER STAPLES (continued)
Anheuser-Busch InBev Worldwide
4.000%, 04/13/28	$125,000	$120,133
Archer-Daniels-Midland
2.500%, 08/11/26	500,000	450,999
Bacardi
5.300%, 05/15/48 (A)	310,000	288,279
4.700%, 05/15/28 (A)	65,000	62,803
Bausch Health
9.250%, 04/01/26 (A)	19,000	19,926
5.875%, 05/15/23 (A)	44,000	41,965
5.500%, 11/01/25 (A)	39,000	38,220
Bayer US Finance
2.375%, 10/08/19 (A)	300,000	297,511
Bayer US Finance II
4.375%, 12/15/28 (A)	250,000	241,510
Bunge Finance
3.250%, 08/15/26	250,000	224,025
Campbell Soup
3.300%, 03/15/21	190,000	188,073
Central Garden & Pet
6.125%, 11/15/23	14,000	14,245
5.125%, 02/01/28	42,000	38,745
Cielo
3.750%, 11/16/22 (A)	250,000	234,750
CK Hutchison International 16
2.750%, 10/03/26 (A)	200,000	179,374
Clorox
3.900%, 05/15/28	250,000	247,057
ERAC USA Finance
2.700%, 11/01/23 (A)	1,000,000	939,291
First Quality Finance
5.000%, 07/01/25 (A)	78,000	71,760
Fresenius Medical Care US Finance II
5.625%, 07/31/19 (A)	165,000	167,574
General Mills
3.700%, 10/17/23	315,000	310,648
Kraft Heinz Foods
4.625%, 01/30/29	350,000	341,368
3.950%, 07/15/25	100,000	96,687
Kroger
2.650%, 10/15/26	250,000	218,791
Mondelez International Holdings Netherlands BV
1.625%, 10/28/19 (A)	350,000	344,168
PepsiCo
4.000%, 05/02/47	500,000	469,913

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
October 31, 2018

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER STAPLES (continued)
Post Holdings
5.625%, 01/15/28 (A)	$50,000	$47,015
5.000%, 08/15/26 (A)	13,000	11,993
Procter & Gamble
3.500%, 10/25/47	250,000	224,542
Providence St. Joseph Health Obligated Group
3.744%, 10/01/47	175,000	153,262
2.746%, 10/01/26	335,000	306,777
Shire Acquisitions Investments Ireland
2.875%, 09/23/23	500,000	471,680
1.900%, 09/23/19	390,000	385,177
Stanford Health Care
3.795%, 11/15/48	250,000	227,149
Sysco
3.250%, 07/15/27	250,000	231,203
Tyson Foods
2.650%, 08/15/19	275,000	274,227
Walgreen
4.400%, 09/15/42	220,000	194,142
Walmart
4.750%, 10/02/43	500,000	521,711
3.550%, 06/26/25	275,000	273,981
2.650%, 12/15/24	400,000	379,764

		10,407,130

ENERGY — 2.2%
Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/47 (A)	200,000	189,088
Canadian Natural Resources
3.850%, 06/01/27	50,000	47,377
Chevron
2.566%, 05/16/23	450,000	432,181
CNPC General Capital
3.950%, 04/19/22 (A)	200,000	200,002
ConocoPhillips
4.150%, 11/15/34	250,000	242,070
CrownRock
5.625%, 10/15/25 (A)	18,000	17,122
Diamondback Energy
4.750%, 11/01/24	19,000	18,477
Dolphin Energy
5.500%, 12/15/21 (A)	400,000	418,984
Energy Transfer
5.500%, 06/01/27	76,000	77,258
Energy Transfer Operating
6.050%, 06/01/41	460,000	452,093

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY (continued)
Ensco
5.750%, 10/01/44	$80,000	$56,000
4.500%, 10/01/24	95,000	77,187
EOG Resources
2.625%, 03/15/23	406,000	388,911
EQM Midstream Partners
4.125%, 12/01/26	275,000	251,509
Gulfport Energy
6.375%, 05/15/25	14,000	13,300
Kinder Morgan
5.625%, 11/15/23 (A)	400,000	423,367
Kinder Morgan Energy Partners
5.800%, 03/15/35	200,000	207,608
4.300%, 05/01/24	35,000	35,074
Nabors Industries
5.500%, 01/15/23	175,000	164,480
5.100%, 09/15/23	265,000	244,634
Newfield Exploration
5.750%, 01/30/22	35,000	36,094
Occidental Petroleum
3.000%, 02/15/27	500,000	468,618
Parsley Energy
5.375%, 01/15/25 (A)	61,000	59,780
Petrobras Global Finance BV
6.850%, 06/05/15	125,000	110,781
5.625%, 05/20/43	70,000	57,925
5.299%, 01/27/25	21,000	20,029
Petroleos Mexicanos
6.500%, 01/23/29 (A)	110,000	105,270
Phillips 66
4.300%, 04/01/22	500,000	509,948
Plains All American Pipeline
4.650%, 10/15/25	140,000	138,089
QEP Resources
5.250%, 05/01/23	85,000	81,388
Range Resources
5.000%, 03/15/23	105,000	101,588
4.875%, 05/15/25	40,000	37,100
Rockies Express Pipeline
5.625%, 04/15/20 (A)	180,000	183,906
Ruby Pipeline
6.000%, 04/01/22 (A)	210,227	217,889
Shell International Finance BV
1.750%, 09/12/21	1,000,000	958,416
SM Energy
5.625%, 06/01/25	40,000	38,500
5.000%, 01/15/24	5,000	4,763

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
October 31, 2018

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY (continued)
Sunoco Logistics Partners Operations
5.400%, 10/01/47	$189,000	$173,180
TC PipeLines
4.650%, 06/15/21	400,000	405,528
Thaioil Treasury Center MTN
4.875%, 01/23/43 (A)	200,000	192,014
Transocean Guardian
5.875%, 01/15/24 (A)	139,000	137,610
Transocean Pontus
6.125%, 08/01/25 (A)	42,000	41,738
Transocean Proteus
6.250%, 12/01/24 (A)	31,450	31,332
Transportadora de Gas Internacional ESP
5.550%, 11/01/28 (A)	200,000	201,020
Ultrapar International
5.250%, 10/06/26 (A)	480,000	455,405
Williams
5.250%, 03/15/20	100,000	102,228
3.600%, 03/15/22	150,000	147,558
WPX Energy
5.750%, 06/01/26	18,000	17,910

		8,992,329

FINANCIALS — 9.5%
Ally Financial
3.750%, 11/18/19	235,000	235,023
American Express Credit MTN
2.700%, 03/03/22	750,000	727,215
Ardonagh Midco 3
8.625%, 07/15/23 (A)	200,000	186,000
Banco Santander Chile
3.875%, 09/20/22 (A)	380,000	376,637
Bangkok Bank MTN
4.050%, 03/19/24 (A)	405,000	403,147
Bank of America MTN
4.271%, 07/23/29	525,000	517,571
3.970%, 03/05/29	500,000	480,651
3.499%, 05/17/22	400,000	398,109
3.300%, 01/11/23	500,000	488,809
3.093%, 10/01/25	250,000	236,923
2.369%, 07/21/21	565,000	554,163
Bank of America
7.625%, 06/01/19	600,000	615,652
3.419%, 12/20/28	842,000	775,906
3.004%, 12/20/23	70,000	67,354
2.738%, 01/23/22	185,000	181,324

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS (continued)
Bank of Montreal MTN
3.100%, 04/13/21	$140,000	$139,113
Bank of New York Mellon MTN
3.500%, 04/28/23	500,000	496,817
Bank of Thailand
1.770%, 03/27/20 THB	1,300,000	39,110
1.590%, 02/20/19 THB	67,230,000	2,027,063
1.490%, 08/28/19 THB	63,610,000	1,913,590
Barclays
2.875%, 06/08/20	610,000	602,541
BB&T
5.250%, 11/01/19	1,000,000	1,019,325
Berkshire Hathaway Finance
4.200%, 08/15/48	425,000	405,229
Capital One
2.250%, 09/13/21	500,000	479,668
Capital One Bank USA
3.375%, 02/15/23	500,000	483,294
Citibank
3.400%, 07/23/21	315,000	313,652
3.050%, 05/01/20	565,000	562,811
Citigroup
3.750%, 06/16/24	500,000	492,078
2.700%, 03/30/21	635,000	621,869
2.050%, 12/07/18	350,000	349,797
Farmers Insurance Exchange
8.625%, 05/01/24 (A)	315,000	375,444
Fifth Third Bancorp
3.950%, 03/14/28	250,000	243,094
Goldman Sachs Bank USA NY
3.200%, 06/05/20	515,000	514,573
Goldman Sachs Group MTN
6.000%, 06/15/20	55,000	57,193
Goldman Sachs Group
6.750%, 10/01/37	140,000	163,418
3.750%, 05/22/25	500,000	484,338
3.691%, 06/05/28	290,000	271,877
3.272%, 09/29/25	190,000	180,124
2.600%, 04/23/20	405,000	400,876
2.550%, 10/23/19	400,000	397,379
HSBC Holdings
4.300%, 03/08/26	500,000	492,292
Intercontinental Exchange
2.750%, 12/01/20	1,007,000	996,457
JPMorgan Chase
4.625%, 05/10/21	530,000	545,044
4.350%, 08/15/21	400,000	408,795

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
October 31, 2018

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS (continued)
4.250%, 10/15/20	$55,000	$55,855
3.875%, 09/10/24	500,000	491,262
3.540%, 05/01/28	225,000	212,143
3.220%, 03/01/25	505,000	485,684
2.604%, 02/01/21	500,000	495,426
2.588%, 02/13/20	500,000	500,158
2.550%, 10/29/20	530,000	521,261
KeyCorp MTN
2.900%, 09/15/20	1,000,000	990,789
Lloyds Banking Group
4.344%, 01/09/48	330,000	274,252
3.100%, 07/06/21	200,000	196,281
2.907%, 11/07/23	200,000	190,096
Macquarie Bank MTN
2.600%, 06/24/19 (A)	225,000	224,354
Metropolitan Life Global Funding I
1.550%, 09/13/19 (A)	1,000,000	987,532
MGM Growth Properties Operating Partnership
5.625%, 05/01/24 ‡	30,000	30,038
Morgan Stanley
3.119%, 02/14/20	575,000	575,683
2.800%, 06/16/20	650,000	644,204
Morgan Stanley MTN
5.625%, 09/23/19	500,000	510,722
3.700%, 10/23/24	300,000	292,329
3.399%, 07/22/22	275,000	276,202
3.125%, 07/27/26	500,000	457,903
MSCI
4.750%, 08/01/26 (A)	25,000	24,125
National Rural Utilities Cooperative Finance
4.750%, 04/30/43	175,000	173,748
3.400%, 02/07/28	425,000	407,199
Nationwide Mutual Insurance
4.624%, 12/15/24 (A)	400,000	399,999
Navient MTN
8.000%, 03/25/20	175,000	182,656
PNC Bank
3.100%, 10/25/27	250,000	232,628
PNC Financial Services Group
5.125%, 02/08/20	300,000	306,918
Quicken Loans
5.750%, 05/01/25 (A)	200,000	192,750
Radian Group
4.500%, 10/01/24	25,000	24,063
Raymond James Financial
4.950%, 07/15/46	175,000	168,456

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS (continued)
Santander UK
3.400%, 06/01/21	$200,000	$198,585
2.350%, 09/10/19	250,000	248,252
Santander UK Group Holdings
5.625%, 09/15/45 (A)	200,000	198,643
2.875%, 08/05/21	200,000	193,758
Springleaf Finance
5.250%, 12/15/19	370,000	373,700
SunTrust Banks
4.000%, 05/01/25	250,000	248,022
Teachers Insurance & Annuity Association of America
4.375%, 09/15/54 (A)	350,000	348,690
U.S. Bancorp MTN
3.150%, 04/27/27	500,000	471,291
WEA Finance
3.250%, 10/05/20 ‡ (A)	250,000	248,855
Wells Fargo
3.625%, 10/22/21	360,000	359,802
3.325%, 07/23/21	315,000	313,913
3.069%, 01/24/23	500,000	484,461
3.000%, 04/22/26	190,000	175,091
3.000%, 10/23/26	550,000	503,065
2.400%, 01/15/20	500,000	495,767
Wells Fargo MTN
3.584%, 05/22/28	200,000	190,339
3.550%, 09/29/25	300,000	287,666
2.150%, 12/06/19	285,000	282,145
Westpac Banking
2.150%, 03/06/20	1,000,000	985,662

		38,853,768

HEALTH CARE — 2.6%
Abbott Laboratories
3.750%, 11/30/26	282,000	277,634
AbbVie
3.600%, 05/14/25	250,000	238,790
Aetna
2.800%, 06/15/23	225,000	214,608
Allergan Funding SCS
4.850%, 06/15/44	125,000	117,615
Allergan Sales
5.000%, 12/15/21 (A)	100,000	103,142
Amgen
4.400%, 05/01/45	390,000	354,824
3.625%, 05/15/22	500,000	499,356
Anthem
3.650%, 12/01/27	190,000	177,607
2.500%, 11/21/20	250,000	244,917

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
October 31, 2018

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTH CARE (continued)
Becton Dickinson
2.894%, 06/06/22	$125,000	$120,888
2.404%, 06/05/20	125,000	122,968
Biogen
2.900%, 09/15/20	60,000	59,448
Catalent Pharma Solutions
4.875%, 01/15/26 (A)	24,000	22,500
Celgene
5.000%, 08/15/45	250,000	233,770
3.875%, 08/15/25	250,000	240,648
Centene
5.625%, 02/15/21	118,000	119,770
4.750%, 05/15/22	8,000	8,010
4.750%, 01/15/25	17,000	16,791
CHS
8.625%, 01/15/24 (A)	18,000	18,202
Cigna
3.050%, 10/15/27	175,000	156,106
CVS Health
5.125%, 07/20/45	200,000	196,176
5.050%, 03/25/48	690,000	672,792
2.800%, 07/20/20	1,000,000	989,856
Embarq
7.995%, 06/01/36	185,000	176,212
Express Scripts Holding
3.000%, 07/15/23	500,000	479,618
Gilead Sciences
4.000%, 09/01/36	250,000	228,283
3.500%, 02/01/25	562,000	545,682
Halfmoon Parent
4.900%, 12/15/48 (A)	230,000	218,601
4.800%, 08/15/38 (A)	170,000	163,646
4.125%, 11/15/25 (A)	350,000	345,938
HCA
6.500%, 02/15/20	40,000	41,300
5.250%, 04/15/25	117,000	119,486
4.750%, 05/01/23	50,000	50,500
Hologic
4.625%, 02/01/28 (A)	40,000	36,550
Johnson & Johnson
3.500%, 01/15/48	250,000	218,149
Medtronic
3.500%, 03/15/25	500,000	489,461
Molina Healthcare
5.375%, 11/15/22	35,000	35,000
PerkinElmer
5.000%, 11/15/21	205,000	210,934

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTH CARE (continued)
Pfizer
4.000%, 12/15/36	$500,000	$479,495
Stryker
3.650%, 03/07/28	100,000	95,240
Teleflex
4.625%, 11/15/27	32,000	29,840
Tenet Healthcare
4.500%, 04/01/21	83,000	82,585
4.375%, 10/01/21	25,000	24,688
Teva Pharmaceutical Finance Netherlands III BV
1.700%, 07/19/19	89,000	87,329
Thermo Fisher Scientific
2.950%, 09/19/26	300,000	273,952
UnitedHealth Group
4.750%, 07/15/45	170,000	173,497
Universal Health Services
4.750%, 08/01/22 (A)	230,000	230,000
WellCare Health Plans
5.375%, 08/15/26 (A)	12,000	11,970
5.250%, 04/01/25	54,000	53,865
Zimmer Biomet Holdings
3.089%, 03/19/21	190,000	190,099
Zoetis
3.250%, 02/01/23	385,000	377,108

		10,675,446

INDUSTRIALS — 2.8%
3M MTN
3.125%, 09/19/46	250,000	203,495
AerCap Ireland Capital DAC
4.500%, 05/15/21	190,000	192,051
Air Lease
4.750%, 03/01/20	105,000	106,535
3.500%, 01/15/22	180,000	177,975
2.125%, 01/15/20	150,000	147,660
Amcor Finance USA
3.625%, 04/28/26 (A)	200,000	187,271
American Airlines Pass-Through Trust , Ser 2015-2, Cl AA
3.600%, 09/22/27	308,563	297,578
BAE Systems Holdings
6.375%, 06/01/19 (A)	250,000	254,492
Boeing
3.650%, 03/01/47	250,000	222,639
Burlington Northern Santa Fe
3.900%, 08/01/46	500,000	453,040

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
October 31, 2018

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS (continued)
Clean Harbors
5.125%, 06/01/21	$80,000	$80,000
CNH Industrial Capital
4.375%, 04/05/22	120,000	120,838
Continental Airlines Pass-Through Trust , Ser 2012-2, Cl A
4.000%, 10/29/24	213,307	212,177
Continental Airlines Pass-Through Trust , Ser 2000-1, Cl A
8.048%, 11/01/20	125,845	130,174
CSX
4.750%, 05/30/42	250,000	247,446
Eaton
3.103%, 09/15/27	300,000	276,409
2.750%, 11/02/22	500,000	482,760
Embraer Netherlands Finance BV
5.050%, 06/15/25	190,000	194,513
Equifax
7.000%, 07/01/37	20,000	22,678
3.300%, 12/15/22	55,000	53,443
FedEx
4.050%, 02/15/48	250,000	211,110
3.875%, 08/01/42	250,000	211,115
Ferreycorp SAA
4.875%, 04/26/20 (A)	123,000	122,632
GATX
3.250%, 09/15/26	250,000	227,253
GE Capital International Funding Unlimited
4.418%, 11/15/35	175,000	153,970
General Dynamics
1.875%, 08/15/23	500,000	463,853
General Electric
4.125%, 10/09/42	250,000	206,228
General Electric MTN
5.300%, 02/11/21	35,000	35,904
4.650%, 10/17/21	105,000	107,081
4.625%, 01/07/21	440,000	445,820
IHS Markit
5.000%, 11/01/22 (A)	37,000	37,770
4.750%, 08/01/28	125,000	122,547
4.000%, 03/01/26 (A)	64,000	60,234
International Lease Finance
8.250%, 12/15/20	30,000	32,536
6.250%, 05/15/19	600,000	609,569
5.875%, 04/01/19	35,000	35,352
5.875%, 08/15/22	40,000	42,123

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS (continued)
L3 Technologies
4.400%, 06/15/28	$190,000	$189,713
Lockheed Martin
4.500%, 05/15/36	250,000	251,116
Mexico City Airport Trust
5.500%, 07/31/47 (A)	325,000	260,000
Molex Electronic Technologies
3.900%, 04/15/25 (A)	87,000	84,802
Multi-Color
4.875%, 11/01/25 (A)	40,000	36,600
Norfolk Southern
4.450%, 06/15/45	250,000	238,876
Northrop Grumman
3.250%, 01/15/28	440,000	406,486
Owens Corning
4.200%, 12/01/24	95,000	93,713
Republic Services
3.550%, 06/01/22	250,000	249,162
Resideo Funding
6.125%, 11/01/26 (A)	25,000	25,131
Southwest Airlines
3.450%, 11/16/27	375,000	351,106
TTX MTN
3.900%, 02/01/45 (A)	400,000	356,742
Union Pacific
4.150%, 01/15/45	250,000	228,083
3.950%, 09/10/28	125,000	122,816
United Technologies
4.500%, 06/01/42	250,000	236,743
3.750%, 11/01/46	425,000	353,660
3.350%, 08/16/21	60,000	59,714
Votorantim Cimentos
7.250%, 04/05/41 (A)	345,000	353,970
Waste Management
3.500%, 05/15/24	250,000	244,221

		11,330,925

INFORMATION TECHNOLOGY — 0.7%
Broadcom
2.375%, 01/15/20	325,000	321,209
Change Healthcare Holdings
5.750%, 03/01/25 (A)	27,000	26,392
Dell International
3.480%, 06/01/19 (A)	250,000	250,313
First Data
5.000%, 01/15/24 (A)	52,000	51,350

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
October 31, 2018

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INFORMATION TECHNOLOGY (continued)
Hewlett Packard Enterprise
6.200%, 10/15/35	$210,000	$208,831
3.600%, 10/15/20	195,000	195,405
Intel
2.875%, 05/11/24	500,000	480,787
Itron
5.000%, 01/15/26 (A)	37,000	34,456
Microchip Technology
4.333%, 06/01/23 (A)	95,000	92,876
Microsoft
2.400%, 02/06/22	1,000,000	973,801
Oracle
2.950%, 11/15/24	250,000	238,840

		2,874,260

MATERIALS — 1.0%
Air Liquide Finance
2.500%, 09/27/26 (A)	500,000	450,576
Albemarle
4.150%, 12/01/24	250,000	249,953
Axalta Coating Systems
4.875%, 08/15/24 (A)	150,000	141,562
Berry Global
4.500%, 02/15/26 (A)	34,000	31,790
Braskem America Finance
7.125%, 07/22/41 (A)	280,000	311,150
Crown Americas
4.250%, 09/30/26	30,000	27,225
Dow Chemical
8.550%, 05/15/19	250,000	257,128
Freeport-McMoRan
3.550%, 03/01/22	340,000	321,725
Graphic Packaging International
4.125%, 08/15/24	85,000	80,538
International Paper
3.800%, 01/15/26	250,000	241,490
Koppers
6.000%, 02/15/25 (A)	50,000	47,890
Methanex
5.250%, 03/01/22	180,000	183,366
Mexichem
6.750%, 09/19/42 (A)	205,000	210,537
OCP
5.625%, 04/25/24 (A)	200,000	203,856
Sealed Air
4.875%, 12/01/22 (A)	55,000	54,450

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS (continued)
Sherwin-Williams
3.125%, 06/01/24	$250,000	$237,222
Silgan Holdings
4.750%, 03/15/25	80,000	75,900
Southern Copper
5.875%, 04/23/45	160,000	166,757
Suzano Austria GmbH
5.750%, 07/14/26 (A)	245,000	249,655
Syngenta Finance
3.698%, 04/24/20 (A)	245,000	244,082
Valvoline
5.500%, 07/15/24	80,000	79,500
WestRock RKT
3.500%, 03/01/20	200,000	199,863

		4,066,215

REAL ESTATE — 0.9%
American Campus Communities Operating Partnership
3.625%, 11/15/27 ‡	200,000	185,419
American Tower
3.550%, 07/15/27 ‡	500,000	459,491
3.000%, 06/15/23 ‡	125,000	119,741
Boston Properties
3.200%, 01/15/25 ‡	250,000	237,520
3.125%, 09/01/23 ‡	225,000	217,284
Crown Castle International
3.200%, 09/01/24 ‡	150,000	141,661
ERP Operating
3.250%, 08/01/27 ‡	250,000	235,010
GLP Capital
5.375%, 04/15/26 ‡	150,000	149,062
5.300%, 01/15/29 ‡	95,000	93,338
HCP
2.625%, 02/01/20 ‡	400,000	395,675
iStar
6.500%, 07/01/21 ‡	200,000	202,000
Liberty Property
4.750%, 10/01/20 ‡	350,000	357,098
SBA Communications
4.875%, 09/01/24 ‡	38,000	36,670
4.000%, 10/01/22 ‡	65,000	62,238
SL Green Operating Partnership
3.250%, 10/15/22 ‡	125,000	120,523
Ventas Realty
3.250%, 10/15/26 ‡	450,000	412,355
VEREIT Operating Partnership
3.000%, 02/06/19 ‡	55,000	54,982

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
October 31, 2018

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
REAL ESTATE (continued)
Welltower
5.250%, 01/15/22 ‡	$275,000	$286,033

		3,766,100

UTILITIES — 1.8%
Acwa Power Management And Investments One
5.950%, 12/15/39 (A)	330,000	311,811
AmeriGas Partners
5.500%, 05/20/25	20,000	18,700
Baltimore Gas & Electric
3.500%, 08/15/46	500,000	425,341
Cometa Energia
6.375%, 04/24/35 (A)	498,435	481,513
Connecticut Light & Power
4.000%, 04/01/48	250,000	236,826
Duke Energy Carolinas
4.250%, 12/15/41	500,000	482,492
3.750%, 06/01/45	290,000	258,390
Duke Energy Florida
3.400%, 10/01/46	500,000	416,802
Enel Americas
4.000%, 10/25/26	40,000	37,339
Enel Generacion Chile
4.250%, 04/15/24	45,000	44,034
Entergy Texas
7.125%, 02/01/19	400,000	403,998
Florida Power & Light
3.950%, 03/01/48	190,000	176,150
Georgia Power
4.300%, 03/15/43	250,000	229,207
Infraestructura Energetica Nova
4.875%, 01/14/48 (A)	200,000	168,426
ITC Holdings
3.650%, 06/15/24	204,000	199,444
Kansas City Power & Light
3.150%, 03/15/23	300,000	291,679
Metropolitan Edison
4.000%, 04/15/25 (A)	400,000	394,333
NextEra Energy Capital Holdings
2.821%, 05/04/21	310,000	310,833
NextEra Energy Operating Partners
4.500%, 09/15/27 (A)	35,000	32,288
NiSource
2.650%, 11/17/22	150,000	142,586
PacifiCorp
5.750%, 04/01/37	250,000	290,388

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES (continued)
PNM Resources
3.250%, 03/09/21	$190,000	$187,692
Public Service Electric & Gas MTN
4.000%, 06/01/44	500,000	458,446
Public Service of Colorado
4.100%, 06/15/48	250,000	242,726
Public Service of Oklahoma
4.400%, 02/01/21	300,000	305,856
Southern Gas Capital
2.450%, 10/01/23	400,000	373,765
Transelec
4.250%, 01/14/25 (A)	200,000	194,500
Virginia Electric & Power
4.450%, 02/15/44	250,000	246,295

		7,361,860

Total Corporate Obligations (Cost $119,612,274)		114,246,170

MORTGAGE-BACKED SECURITIES — 24.3%
AGENCY MORTGAGE-BACKED OBLIGATIONS — 22.0%
FHLMC
5.000%, 07/01/48	173,850	181,581
4.500%, 05/01/47	4,005,715	4,114,428
4.000%, 05/01/46	3,629,280	3,640,397
3.500%, 09/01/46	15,540,095	15,212,963
3.000%, 07/01/45	5,506,223	5,217,923
2.500%, 05/01/28	631,049	611,951
FHLMC Multifamily Structured Pass-Through Certificates, Ser K058, Cl A2
2.653%, 08/25/26	30,000	28,035
FHLMC Multifamily Structured Pass-Through Certificates, Ser K061, Cl A2
3.347%, 11/25/26 (B)	90,000	88,354
FHLMC Multifamily Structured Pass-Through Certificates, Ser K062, Cl A2
3.413%, 12/25/26	65,000	63,598
FHLMC Multifamily Structured Pass-Through Certificates, Ser K063, Cl A2
3.430%, 01/25/27 (B)	70,000	69,007
FHLMC Multifamily Structured Pass-Through Certificates, Ser K069, Cl A2
3.187%, 09/25/27 (B)	15,000	14,382

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
October 31, 2018

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K071, Cl A2
3.286%, 11/25/27	$15,000	$14,484
FHLMC Multifamily Structured Pass-Through Certificates, Ser K072, Cl A2
3.444%, 12/25/27	100,000	97,742
FHLMC Multifamily Structured Pass-Through Certificates, Ser K073, Cl A2
3.350%, 01/25/28	80,000	77,599
FHLMC Multifamily Structured Pass-Through Certificates, Ser K074, Cl A2
3.600%, 01/25/28	155,000	153,297
FHLMC Multifamily Structured Pass-Through Certificates, Ser K081, Cl A2
3.900%, 08/25/28 (B)	275,000	276,738
FHLMC Multifamily Structured Pass-Through Certificates, Ser K082, Cl A2
3.920%, 09/25/28 (B)	90,000	90,639
FHLMC Multifamily Structured Pass-Through Certificates, Ser K157, Cl A3
3.990%, 08/25/33 (B)	300,000	300,411
FHLMC Multifamily Structured Pass-Through Certificates, Ser K725, Cl A2
3.002%, 01/25/24	105,000	103,034
FHLMC Multifamily Structured Pass-Through Certificates, Ser K727, Cl A2
2.946%, 07/25/24	155,000	151,112
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF34, Cl A
2.621%, VAR LIBOR USD 1 Month+0.360%, 08/25/24	192,042	192,632
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF39, Cl A
2.581%, VAR LIBOR USD 1 Month+0.320%, 11/25/24	558,273	556,442
FHLMC Multifamily Structured Pass-Through Certificates, Ser KPLB, Cl A
2.770%, 05/25/25	105,000	100,648

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
FHLMC TBA
4.500%, 11/14/35	$600,000	$614,414
3.500%, 11/01/25	675,000	674,658
FHLMC, Ser 2016-4639, Cl HZ
2.750%, 04/15/53 (C)	405,075	347,652
FHLMC, Ser 2018-4818, Cl CA
3.000%, 04/15/48	317,948	301,907
FNMA
5.000%, 06/01/48	904,837	945,276
4.500%, 05/01/48	3,931,822	4,032,380
4.381%, 06/01/21	379,871	388,735
4.000%, 06/01/33	7,057,669	7,083,619
3.950%, 11/01/25	223,540	227,315
3.500%, 05/01/46	11,298,536	11,016,081
3.460%, 06/01/25	263,890	261,508
3.260%, 09/01/24	199,762	197,326
3.250%, 06/01/29	240,000	229,345
3.201%, 09/01/27	227,946	220,932
3.170%, 02/01/30	252,172	239,112
3.110%, 02/01/28	215,000	204,427
3.020%, 06/01/28	245,075	232,094
3.010%, 04/01/28	215,000	202,408
3.000%, 04/01/43	7,852,948	7,497,478
2.960%, 04/01/27	201,486	193,131
2.950%, 11/01/27	270,000	246,765
2.900%, 12/01/27	75,000	70,320
2.880%, 12/01/27	50,000	46,807
2.780%, 05/01/28	215,000	199,389
2.710%, 12/01/27	186,596	174,455
2.500%, 04/01/45	3,922,586	3,667,562
2.000%, 01/01/24	1,046,501	1,017,541
FNMA TBA
5.000%, 12/01/37	834,000	868,983
4.500%, 12/01/35	2,124,000	2,171,279
4.000%, 11/12/39	2,188,000	2,185,936
3.500%, 11/01/40	635,000	618,058
3.000%, 12/12/42	443,000	420,852
FNMA, Ser 2015-M15, Cl A2
2.923%, 10/25/25 (B)	205,000	196,744
FNMA, Ser 2015-M17, Cl A2
2.937%, 11/25/25 (B)	90,000	86,715
FNMA, Ser 2016-M4, Cl A2
2.576%, 03/25/26	145,000	135,011
FNMA, Ser 2017-66, Cl BA
3.000%, 03/25/47	934,877	899,469
FNMA, Ser 2017-M11, Cl FA
2.635%, VAR LIBOR USD 1 Month+0.470%, 09/25/24	468,375	468,444
FNMA, Ser 2017-M14, Cl A2
2.974%, 11/25/27 (B)	240,000	223,590

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
October 31, 2018

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
FNMA, Ser 2017-M15, Cl A2
3.058%, 09/25/27 (B)	$40,000	$37,688
FNMA, Ser 2017-M3, Cl A2
2.485%, 12/25/26 (B)	110,000	101,063
FNMA, Ser 2017-M7, Cl A2
2.961%, 02/25/27 (B)	85,000	80,306
FNMA, Ser 2018-38, Cl PA
3.500%, 06/25/47	250,356	247,932
FNMA, Ser 2018-57, Cl QA
3.500%, 05/25/46	341,187	341,479
FNMA, Ser 2018-M1, Cl A2
3.086%, 12/25/27 (B)	65,000	61,269
FNMA, Ser 2018-M10, Cl A2
3.498%, 07/25/28 (B)	25,000	24,186
FNMA, Ser 2018-M2, Cl A2
2.999%, 01/25/28 (B)	160,000	149,617
FNMA, Ser 2018-M7, Cl A2
3.150%, 03/25/28 (B)	100,000	94,222
FNMA, Ser 2018-M8, Cl A2
3.325%, 06/25/28 (B)	55,000	53,090
FNMA, Ser BL0242
3.820%, 11/25/30	300,000	299,203
GNMA
5.000%, 04/20/47	367,037	381,897
4.620%, 10/20/65 (B)	825,273	833,748
4.500%, 06/20/47	1,182,772	1,214,080
4.399%, 04/20/63 (B)	733,224	742,491
4.000%, 11/20/47	287,625	289,675
3.500%, 06/20/46	1,671,558	1,643,574
3.000%, 11/20/47	1,590,385	1,522,570
GNMA TBA
5.000%, 11/01/39	285,000	296,286
4.000%, 11/01/35	300,000	301,922
3.500%, 11/15/41	290,000	284,823
GNMA, Ser 2015-H13, Cl FG
2.514%, VAR ICE LIBOR USD 1 Month+0.400%, 04/20/65	67,051	66,998
GNMA, Ser 2018-124, Cl NW
3.500%, 09/20/48	249,651	245,917

		89,479,151

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 2.3%
Alternative Loan Trust, Ser 2005-56, Cl 1A1
2.946%, VAR ICE LIBOR USD 1 Month+0.730%, 11/25/35	612,451	617,383

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
4.516%, VAR ICE LIBOR USD 6 Month+2.000%, 06/25/45	$417,136	$427,707
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.091%, 08/10/38 (A) (B)	185,000	186,465
BBCMS Trust, Ser 2013-TYSN, Cl A2
3.756%, 09/05/32 (A)	110,000	110,666
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/30 (A)	360,000	352,738
Bear Stearns Mortgage Funding Trust, Ser 2006-AR4, Cl A1
2.491%, VAR ICE LIBOR USD 1 Month+0.210%, 12/25/36	576,905	577,669
Bear Stearns Mortgage Funding Trust, Ser 2007-AR5, Cl 1A1A
2.386%, VAR ICE LIBOR USD 1 Month+0.170%, 06/25/47	495,051	465,005
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.369%, 03/13/35 (A)	125,000	123,615
Citigroup Mortgage Loan Trust, Ser 2005-3, Cl 2A4
4.541%, 08/25/35 (B)	378,368	332,199
COMM Mortgage Trust, Ser 2014-UBS5, Cl A4
3.838%, 09/10/47	310,000	310,660
COMM Mortgage Trust, Ser 2016-SAVA, Cl A
3.878%, VAR LIBOR USD 1 Month+1.720%, 10/15/34 (A)	128,025	127,951
COMM Mortgage Trust, Ser 2016-SAVA, Cl C
3.550%, VAR LIBOR USD 1 Month+3.000%, 10/15/34 (A)	100,000	99,943
Core Industrial Trust, Ser 2015-CALW, Cl A
3.040%, 02/10/34 (A)	118,584	117,247
Core Industrial Trust, Ser 2015-TEXW, Cl A
3.077%, 02/10/34 (A)	119,100	117,639
GS Mortgage Securities Trust, Ser 2012-ALOH, Cl A
3.551%, 04/10/34 (A)	110,000	109,980

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
October 31, 2018

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
GS Mortgage Securities Trust, Ser 2012-SHOP, Cl A
2.933%, 06/05/31 (A)	$120,000	$119,942
HarborView Mortgage Loan Trust, Ser 2006-10, Cl 1A1A
2.482%, VAR ICE LIBOR USD 1 Month+0.200%, 11/19/36	601,931	537,840
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C18, Cl A3
3.578%, 02/15/47	265,000	263,858
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A4
3.801%, 09/15/47	330,000	330,918
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-HSBC, Cl A
3.093%, 07/05/32 (A)	121,403	120,131
Morgan Stanley BAML Trust, Ser 2014-C18, Cl ASB
3.620%, 02/15/24	235,000	235,583
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl A
3.350%, 07/13/29 (A)	105,000	104,815
OBX Trust, Ser 2018-EXP1, Cl 1A3
4.000%, 04/25/48 (A) (B)	154,512	153,814
Sequoia Mortgage Trust, Ser 2017-CH2, Cl A10
4.000%, 12/25/47 (A) (B)	70,462	70,603
Sequoia Mortgage Trust, Ser 2018-CH1, Cl A1
4.000%, 02/25/48 (A) (B)	98,592	98,557
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A2
4.000%, 08/25/48 (A) (B)	270,165	269,263
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/43 (A) (B)	105,000	97,038
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-12, Cl 2A
3.456%, 09/25/34 (B)	339,472	335,426
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-16, Cl 5A1
4.228%, 11/25/34 (B)	148,617	149,153
Structured Asset Mortgage Investments II Trust, Ser 2007-AR3, Cl 2A1
2.406%, VAR ICE LIBOR USD 1 Month+0.190%, 09/25/47	579,257	557,917

MORTGAGE-BACKED SECURITIES — continued
	Face Amount(1)		Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl AS
5.154%, 01/10/45 (A)		515,000	$535,251
VNDO Mortgage Trust, Ser 2013-PENN, Cl A
3.808%, 12/13/29 (A)		115,000	115,739
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR15, Cl A1A1
2.547%, VAR ICE LIBOR USD 1 Month+0.260%, 11/25/45		563,698	561,435
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR2, Cl 1A1A
2.546%, VAR ICE LIBOR USD 1 Month+0.330%, 01/25/45		445,190	447,406
Wells Fargo Commercial Mortgage Trust, Ser 2013-120B, Cl A
2.800%, 03/18/28 (A) (B)		115,000	114,056
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-DD, Cl 1A1
3.777%, 01/25/35 (B)		207,908	216,701
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A3
4.394%, 06/15/44 (A)		25,084	25,142

			9,537,455

Total Mortgage-Backed Securities (Cost $102,894,799)			99,016,606

SOVEREIGN DEBT — 20.8%
Abu Dhabi Government International Bonds
2.500%, 10/11/22 (A)		335,000	321,037
Argentina Bonar Bonds
52.756%, VAR 30-35d Argentina BADLAR Private Banks+2.000%, 04/03/22	ARS	2,982,000	81,409
Argentina POM Politica Monetaria
67.491%, VAR Argentina Central Bank 7 Day Repo Rate+0.000%, 06/21/20	ARS	230,000	7,258
Argentina Treasury Bills
2.981%, 04/30/20 (D)	ARS	6,428,000	175,922
2.734%, 05/31/19 (D)	ARS	10,995,000	303,209
1.157%, 04/30/19 (D)	ARS	4,026,000	114,640
0.733%, 10/31/19 (D)	ARS	13,300,000	376,535
0.000%, 09/30/19 (D)	ARS	30,347,000	889,700

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
October 31, 2018

SOVEREIGN DEBT — continued
	Face Amount(1)		Value
Argentine Bonos del Tesoro
18.200%, 10/03/21	ARS	28,522,000	$652,148
16.000%, 10/17/23	ARS	32,584,000	802,145
15.500%, 10/17/26	ARS	57,109,000	1,318,713
Argentine Government International Bonds
7.625%, 04/22/46		150,000	117,375
7.500%, 04/22/26		375,000	327,187
Bonos de la Nacion Argentina con Ajuste por CER
4.000%, 03/06/20	ARS	83,000	2,798
3.750%, 02/08/19	ARS	2,688,000	99,059
Bonos De La Nacion Argentina En Moneda Dua
4.500%, 02/13/20		359,000	359,316
Brazil Letras do Tesouro Nacional
12.618%, 01/01/19 (D)	BRL	15,360,000	4,085,872
11.970%, 07/01/20 (D)	BRL	2,250,000	534,755
Brazil Notas do Tesouro Nacional
10.000%, 01/01/21	BRL	15,390,000	4,278,947
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/27	BRL	18,180,000	4,890,648
Colombian TES
10.000%, 07/24/24	COP	971,000,000	351,117
7.750%, 09/18/30	COP	9,089,600,000	2,907,942
7.500%, 08/26/26	COP	912,800,000	292,252
7.000%, 05/04/22	COP	75,000,000	24,075
7.000%, 06/30/32	COP	656,000,000	194,414
6.000%, 04/28/28	COP	534,600,000	152,776
Indonesia Government International Bonds
3.700%, 01/08/22 (A)		200,000	196,668
Indonesia Treasury Bonds
10.500%, 08/15/30	IDR	550,000,000	40,499
9.000%, 03/15/29	IDR	3,285,000,000	220,458
8.750%, 05/15/31	IDR	7,842,000,000	512,942
8.375%, 03/15/24	IDR	59,460,000,000	3,872,087
8.375%, 09/15/26	IDR	61,383,000,000	3,978,123
7.000%, 05/15/27	IDR	12,099,000,000	717,066
Japan Treasury Discount Bills
-0.172%, 11/05/18 (D)	JPY	70,000,000	620,380
-0.286%, 01/09/19 (D)	JPY	70,000,000	620,660
-0.296%, 01/28/19 (D)	JPY	65,000,000	576,470
Korea Treasury Bonds
2.000%, 03/10/21	KRW	4,100,000,000	3,603,801
1.875%, 03/10/22	KRW	2,848,000,000	2,488,988
1.500%, 06/10/19	KRW	4,100,000,000	3,592,306
1.375%, 09/10/21	KRW	4,200,000,000	3,624,546
1.250%, 12/10/19	KRW	4,000,000,000	3,487,689

SOVEREIGN DEBT — continued
	Face Amount(1)		Value
Kuwait Government International Bonds
3.500%, 03/20/27 (A)		595,000	$577,894
Mexican Bonos
8.000%, 06/11/20	MXN	5,510,000	268,704
6.500%, 06/10/21	MXN	18,520,000	866,572
5.750%, 03/05/26	MXN	27,300,000	1,124,013
5.000%, 12/11/19	MXN	88,870,000	4,209,647
Mexico Cetes
8.530%, 12/06/18 (D)	MXN	241,356,000	1,178,903
8.450%, 04/25/19 (D)	MXN	241,134,000	1,139,725
8.161%, 03/14/19 (D)	MXN	6,219,000	29,707
8.130%, 02/14/19 (D)	MXN	143,232,000	688,426
8.124%, 09/12/19 (D)	MXN	87,585,000	401,468
8.110%, 07/18/19 (D)	MXN	158,752,000	737,153
8.100%, 07/04/19 (D)	MXN	440,111,000	2,050,208
8.030%, 02/28/19 (D)	MXN	21,649,000	103,731
8.000%, 01/31/19 (D)	MXN	210,048,000	1,012,722
7.890%, 03/28/19 (D)	MXN	538,585,000	2,564,776
7.840%, 11/22/18 (D)	MXN	99,655,000	488,256
7.830%, 05/23/19 (D)	MXN	1,093,626,000	5,143,688
7.810%, 11/08/18 (D)	MXN	216,382,000	1,063,372
Oman Government International Bonds
3.875%, 03/08/22 (A)		400,000	386,080
Philippine Treasury Bills
3.621%, 03/20/19 (D)	PHP	33,310,000	609,757
3.466%, 03/13/19 (D)	PHP	29,060,000	532,679
3.237%, 03/06/19 (D)	PHP	6,950,000	127,564
2.998%, 11/28/18 (D)	PHP	39,380,000	733,639
2.926%, 12/12/18 (D)	PHP	47,970,000	892,036
2.774%, 12/05/18 (D)	PHP	39,960,000	743,770
Qatar Government International Bonds
3.875%, 04/23/23 (A)		200,000	200,440
Republic of Ghana Government Bonds
24.750%, 03/01/21	GHS	100,000	22,846
24.750%, 07/19/21	GHS	100,000	22,996
21.500%, 03/09/20	GHS	50,000	10,701
19.750%, 03/25/24	GHS	960,000	202,675
19.750%, 03/15/32	GHS	2,890,000	597,259
19.000%, 11/02/26	GHS	2,890,000	577,943
18.750%, 01/24/22	GHS	960,000	195,818
18.500%, 06/01/20	GHS	50,000	10,326
18.250%, 09/21/20	GHS	100,000	20,530
17.600%, 11/28/22	GHS	50,000	9,827
16.500%, 03/22/21	GHS	150,000	29,611
16.250%, 05/17/21	GHS	340,000	66,518
Saudi Government International Bonds
4.500%, 10/26/46 (A)		240,000	217,440
3.250%, 10/26/26 (A)		585,000	540,423

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
October 31, 2018

SOVEREIGN DEBT — continued
	Face Amount(1)		Value
Thailand Government Bonds
3.875%, 06/13/19	THB	36,560,000	$1,116,903
Ukraine Government International Bonds
4.767%, 05/31/40 (A) (B)		2,434,000	1,244,382
Uruguay Government International Bonds
9.875%, 06/20/22 (A)	UYU	2,745,000	82,313
8.500%, 03/15/28 (A)	UYU	6,440,000	167,795

Total Sovereign Debt (Cost $93,797,632)			84,825,168

U.S. TREASURY OBLIGATIONS — 14.4%
U.S. Treasury Bills
2.250%, 04/25/19 (D)		4,195,000	4,146,007
2.200%, 01/17/19 (D)		205,000	204,017
2.118%, 11/08/18 (D)		3,000,000	2,998,781
2.109%, 12/13/18 (D)		1,999,000	1,993,998
2.080%, 11/29/18 (D)		1,865,000	1,861,865
1.976%, 11/01/18 (D)		765,000	765,000
U.S. Treasury Bonds
3.875%, 08/15/40		250,000	269,893
3.750%, 08/15/41		250,000	264,775
3.625%, 08/15/43		250,000	259,365
3.125%, 08/15/44		250,000	238,105
3.125%, 05/15/48		630,000	597,466
3.000%, 05/15/45		210,000	195,300
3.000%, 08/15/48		7,785,000	7,198,388
2.875%, 08/15/45		250,000	226,729
2.750%, 08/15/42		250,000	223,604
2.500%, 02/15/45		250,000	210,713
2.500%, 02/15/46		250,000	209,687
U.S. Treasury Inflation Protected Securities
1.000%, 02/15/46		1,037,556	962,063
1.000%, 02/15/48		311,863	288,371
0.875%, 02/15/47		78,341	70,186
0.750%, 07/15/28		307,736	297,975
0.750%, 02/15/45		4,454,403	3,892,673
0.250%, 01/15/25		2,097,183	1,993,663
U.S. Treasury Notes
3.000%, 10/31/25		630,000	626,850
2.875%, 09/30/23		4,115,000	4,093,621
2.875%, 10/31/23		9,215,000	9,167,125
2.875%, 08/15/28		5,870,000	5,730,817
2.750%, 07/31/23		1,405,000	1,390,456
2.750%, 02/15/24		500,000	493,711
2.250%, 11/15/24		250,000	239,014
2.000%, 02/28/21		500,000	489,844
2.000%, 05/31/21		500,000	488,652
2.000%, 08/31/21		500,000	487,441

U.S. TREASURY OBLIGATIONS — continued
	Face Amount	Value
2.000%, 02/15/25	$250,000	$234,844
2.000%, 08/15/25	250,000	233,467
1.875%, 12/31/19	170,000	168,273
1.875%, 08/31/22	500,000	480,195
1.875%, 09/30/22	500,000	479,863
1.750%, 02/28/22	500,000	481,094
1.625%, 11/30/20	500,000	487,266
1.625%, 02/15/26	250,000	226,162
1.500%, 11/30/19	500,000	493,398
1.500%, 02/28/23	500,000	470,059
1.500%, 08/15/26	250,000	222,315
1.375%, 07/31/19	680,000	673,758
1.375%, 02/29/20	500,000	490,664
1.375%, 05/31/20	500,000	488,633
1.375%, 08/31/23	500,000	463,867

Total U.S. Treasury Obligations (Cost $60,776,485)		58,670,013

ASSET-BACKED SECURITIES — 5.3%
AUTOMOTIVE — 0.8%
Americredit Automobile Receivables Trust, Ser 2016-4, Cl B
1.830%, 12/08/21	575,000	567,487
Avis Budget Rental Car Funding AESOP, Ser 2014-2A, Cl A
2.500%, 02/20/21 (A)	180,000	178,257
Avis Budget Rental Car Funding AESOP, Ser 2017-1A, Cl A
3.070%, 09/20/23 (A)	215,000	209,782
CPS Auto Trust, Ser 2017-A, Cl B
2.680%, 05/17/21 (A)	115,000	114,687
Credit Acceptance Auto Loan Trust, Ser 2016-3A, Cl A
2.150%, 04/15/24 (A)	250,000	248,916
Drive Auto Receivables Trust, Ser 2017-1, Cl B
2.360%, 03/15/21	18,310	18,297
Drive Auto Receivables Trust, Ser 2017-AA, Cl B
2.510%, 01/15/21 (A)	5,139	5,137
Drive Auto Receivables Trust, Ser 2017-AA, Cl C
2.980%, 01/18/22 (A)	410,000	409,396
DT Auto Owner Trust, Ser 2016-4A, Cl C
2.740%, 10/17/22 (A)	154,055	153,968
Exeter Automobile Receivables Trust, Ser 2017-1A, Cl A
1.960%, 03/15/21 (A)	6,919	6,908

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
October 31, 2018

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
AUTOMOTIVE (continued)
Exeter Automobile Receivables Trust, Ser 2018-2A, Cl A
2.790%, 07/15/21 (A)	$118,200	$118,030
First Investors Auto Owner Trust, Ser 2017-1A, Cl A1
1.690%, 04/15/21 (A)	5,829	5,815
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl B
1.890%, 06/15/21	297,979	297,133
Santander Drive Auto Receivables Trust, Ser 2017-2, Cl B
2.210%, 10/15/21	15,000	14,953
Santander Drive Auto Receivables Trust, Ser 2018-2, Cl B
3.440%, 09/15/22	10,000	9,945
Santander Drive Auto Receivables Trust, Ser 2018-2, Cl C
3.750%, 07/17/23	10,000	9,928
Westlake Automobile Receivables Trust, Ser 2017-1A, Cl A2
1.780%, 04/15/20 (A)	5,253	5,250
World Omni Auto Receivables Trust, Ser 2018-D, Cl A3
3.330%, 04/15/24	1,000,000	999,501

		3,373,390

CREDIT CARDS — 1.2%
American Express Credit Account Master Trust, Ser 2017-1, Cl A
1.930%, 09/15/22	250,000	246,246
BA Credit Card Trust, Ser 2017-A1, Cl A1
1.950%, 08/15/22	1,000,000	985,146
Capital One Multi-Asset Execution Trust, Ser 2016-A5, Cl A5
1.660%, 06/17/24	1,000,000	957,918
Chase Issuance Trust, Ser 2016-A4, Cl A
1.490%, 07/15/22	1,000,000	972,883
Citibank Credit Card Issuance Trust, Ser 2014-A1, Cl A1
2.880%, 01/23/23	1,000,000	992,967
World Financial Network Credit Card Master Trust, Ser 2016-A, Cl A
2.030%, 04/15/25	550,000	530,570

		4,685,730

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
MORTGAGE RELATED SECURITIES — 0.4%
Centex Home Equity, Ser 2006-A, Cl AV4
2.531%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/36	$302,572	$301,628
Citigroup Mortgage Loan Trust, Ser 2006-HE1, Cl M2
2.791%, VAR ICE LIBOR USD 1 Month+0.510%, 01/25/36	156,074	156,135
First Franklin Mortgage Loan Trust, Ser 2006-FF10, Cl A4
2.366%, VAR ICE LIBOR USD 1 Month+0.150%, 07/25/36	216,365	215,971
Nomura Home Equity Trust, Ser 2006-HE1, Cl M1
2.626%, VAR ICE LIBOR USD 1 Month+0.410%, 02/25/36	396,267	396,880
NovaStar Mortgage Funding Trust, Ser 2007-2, Cl A1A
2.487%, VAR ICE LIBOR USD 1 Month+0.200%, 09/25/37	644,962	624,555

		1,695,169

OTHER ASSET-BACKED SECURITIES — 2.9%
Asset-Backed Funding Certificates, Ser 2016-OPT1, Cl A2
2.356%, VAR ICE LIBOR USD 1 Month+0.140%, 09/25/36	438,958	428,621
Bayview Opportunity Master Fund IVa Trust, Ser 2017-RT5, Cl A
3.500%, 05/28/69 (A) (B)	121,151	119,806
Bayview Opportunity Master Fund IVb Trust, Ser 2017-SPL3, Cl A
4.000%, 11/28/53 (A) (B)	122,251	122,372
Bayview Opportunity Master Fund Trust, Ser 2017-SPL1, Cl A
4.000%, 10/28/64 (A) (B)	88,550	88,922
CIT Education Loan Trust, Ser 2007-1, Cl A
2.463%, VAR ICE LIBOR USD 3 Month+0.090%, 03/25/42 (A)	83,207	81,058
Coinstar Funding, Ser 2017-1A, Cl A2
5.216%, 04/25/47 (A)	261,025	262,791
Invitation Homes Trust, Ser 2018-SFR2, Cl A
3.058%, VAR LIBOR USD 1 Month+0.900%, 06/17/37 (A)	355,676	356,093
Navient Student Loan Trust, Ser 2014-2, Cl A
2.927%, VAR ICE LIBOR USD 1 Month+0.640%, 03/25/83	291,044	291,421

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
October 31, 2018

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
OTHER ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2014-3, Cl A
2.836%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/83	$296,765	$295,465
Navient Student Loan Trust, Ser 2014-4, Cl A
2.907%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/83	292,911	291,377
Navient Student Loan Trust, Ser 2016-1A, Cl A
2.987%, VAR ICE LIBOR USD 1 Month+0.700%, 02/25/70 (A)	236,922	237,663
Navient Student Loan Trust, Ser 2017-1A, Cl A3
3.366%, VAR ICE LIBOR USD 1 Month+1.150%, 07/26/66 (A)	300,000	307,611
Navient Student Loan Trust, Ser 2017-3A, Cl A3
3.330%, VAR ICE LIBOR USD 1 Month+1.050%, 07/26/66 (A)	310,000	317,301
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
3.980%, VAR ICE LIBOR USD 3 Month+1.650%, 11/25/24	213,338	216,226
Nelnet Student Loan Trust, Ser 2014-3A, Cl A
2.796%, VAR ICE LIBOR USD 1 Month+0.580%, 06/25/41 (A)	226,494	227,039
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
3.166%, VAR ICE LIBOR USD 1 Month+0.950%, 11/25/48 (A)	300,000	301,597
Nelnet Student Loan Trust, Ser 2015-2A, Cl A2
2.816%, VAR ICE LIBOR USD 1 Month+0.600%, 09/25/47 (A)	192,177	191,967
Nelnet Student Loan Trust, Ser 2015-3A, Cl A2
2.816%, VAR ICE LIBOR USD 1 Month+0.600%, 02/27/51 (A)	216,081	217,111
OneMain Financial Issuance Trust, Ser 2016-1A, Cl A
3.660%, 02/20/29 (A)	540,000	541,237
Planet Fitness Master Issuer, Ser 2018-1A, Cl A2I
4.262%, 09/05/48 (A)	185,000	183,920

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
OTHER ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2006-8, Cl A6
2.495%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/41	$410,000	$398,061
SLM Student Loan Trust, Ser 2007-2, Cl B
2.505%, VAR ICE LIBOR USD 3 Month+0.170%, 07/25/25	370,000	338,546
SLM Student Loan Trust, Ser 2007-6, Cl A4
2.715%, VAR ICE LIBOR USD 3 Month+0.380%, 10/25/24	164,171	164,495
SLM Student Loan Trust, Ser 2007-7, Cl A4
2.820%, VAR ICE LIBOR USD 3 Month+0.330%, 01/25/22	298,415	292,677
SLM Student Loan Trust, Ser 2008-5, Cl A4
4.035%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/23	187,493	191,477
SLM Student Loan Trust, Ser 2008-6, Cl A4
3.590%, VAR ICE LIBOR USD 3 Month+1.100%, 07/25/23	431,488	435,723
SLM Student Loan Trust, Ser 2008-6, Cl B
4.185%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/83	320,000	325,782
SLM Student Loan Trust, Ser 2008-9, Cl A
3.990%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/23	284,484	289,303
SLM Student Loan Trust, Ser 2011-2, Cl A2
3.416%, VAR ICE LIBOR USD 1 Month+1.200%, 10/25/34	150,000	154,373
SLM Student Loan Trust, Ser 2012-1, Cl A3
3.231%, VAR ICE LIBOR USD 1 Month+0.950%, 09/25/28	283,330	283,994
SLM Student Loan Trust, Ser 2014-1, Cl A3
2.816%, VAR ICE LIBOR USD 1 Month+0.600%, 02/26/29	263,093	259,560
SLM Student Loan Trust, Ser 2014-3A, Cl A6A
3.040%, VAR ICE LIBOR USD 3 Month+0.550%, 10/25/64 (A)	330,000	329,536

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
October 31, 2018

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
OTHER ASSET-BACKED SECURITIES (continued)
SoFi Professional Loan Program, Ser 2015-D, Cl A2
2.720%, 10/27/36 (A)	$177,357	$174,214
Soundview Home Loan Trust, Ser 2005-2, Cl M5
3.277%, VAR ICE LIBOR USD 1 Month+ 0.990%, 07/25/35	630,507	635,910
Towd Point Mortgage Trust, Ser 2015-2, Cl 1A12
2.750%, 11/25/60 (A) (B)	216,513	211,673
Towd Point Mortgage Trust, Ser 2015-4, Cl M2
3.750%, 04/25/55 (A) (B)	195,000	187,793
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/56 (A) (B)	491,769	479,569
Towd Point Mortgage Trust, Ser 2018-3, Cl A1
3.750%, 05/25/58 (A) (B)	189,266	188,317
Verizon Owner Trust, Ser 2018-A, Cl B
3.380%, 04/20/23	1,000,000	997,404
Wachovia Student Loan Trust, Ser 2006-1, Cl A6
2.660%, VAR ICE LIBOR USD 3 Month+0.170%, 04/25/40 (A)	310,000	304,523

		11,722,528

Total Asset-Backed Securities (Cost $21,451,741)		21,476,817

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.4%
FHLB
5.500%, 07/15/36	450,000	557,681
4.000%, 09/01/28	315,000	327,543
2.875%, 09/11/20	250,000	249,687
2.375%, 09/10/21	250,000	245,649
1.875%, 03/13/20	250,000	246,867
1.375%, 02/18/21	250,000	241,402
FHLB DN
2.120%, 11/01/18 (D)	240,000	240,000
2.061%, 11/05/18 (D)	235,000	234,943

		2,343,772

FHLMC
2.750%, 06/19/23	250,000	246,133
2.375%, 01/13/22	250,000	245,292

		491,425

U.S. GOVERNMENT AGENCY OBLIGATIONS — continued
	Face Amount	Value
FNMA
2.625%, 09/06/24	$250,000	$242,780
2.125%, 04/24/26	250,000	231,292
1.875%, 09/24/26	500,000	450,656
1.625%, 01/21/20	500,000	493,083
1.250%, 05/06/21	250,000	239,867
FNMA DN
2.030%, 11/02/18 (D)	795,000	794,955

		2,452,633

Tennessee Valley Authority
4.625%, 09/15/60	190,000	214,204
4.250%, 09/15/65	235,000	247,581

		461,785

Total U.S. Government Agency Obligations (Cost $6,037,589)		5,749,615

MUNICIPAL BONDS — 1.2%
New York — 0.4%
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/46	500,000	544,735
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.267%, 05/01/27	295,000	323,913
New York State, Dormitory Authority, RB
5.500%, 03/15/30	375,000	416,471
New York State, Dormitory Authority, Ser S, RB
3.998%, 07/01/39	250,000	236,948

		1,522,067

West Virginia — 0.1%
West Virginia University, Ser B, RB
4.471%, 10/01/42	500,000	496,410

California — 0.5%
California State, High-Speed Passenger Train Project, GO
2.193%, 04/01/47 (E)	400,000	394,572
Los Angeles, Wastewater System Revenue, RB
5.713%, 06/01/39	300,000	354,810
University of California, Ser AJ, RB
4.601%, 05/15/31	250,000	262,930

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
October 31, 2018

MUNICIPAL BONDS — continued
	Face Amount	Value
California (continued)
University of California, Ser AS, RB
3.552%, 05/15/39	$500,000	$455,450
University of California, Regents Medical Center, Ser M, RB
2.859%, 05/15/30	500,000	442,000

		1,909,762

Florida — 0.1%
Greater Orlando, Aviation Authority, Ser C, RB
3.494%, 10/01/36	500,000	450,040

Texas — 0.1%
Houston, Combined Utility System Revenue, RB
3.923%, 11/15/30	250,000	246,707

Maine — 0.0%
Maine State, Housing Authority, Ser D, RB
3.289%, 11/15/31	250,000	227,580

Total Municipal Bonds (Cost $5,288,343)		4,852,566

LOAN PARTICIPATION NOTES — 0.1%
Altra Industrial Motion Corp, Term Loan, 1st Lien
4.302%, 09/26/25	45,000	44,944
Change Healthcare Holdings LLC, Term Loan B, 1st Lien
5.052%, VAR US LIBOR+0.000%, 03/01/24	206,818	206,483
Energizer Holdings Inc, Term Loan B, 1st Lien
0.000%, 06/20/25 (G)	30,000	30,019
Energy Transfer Equity L.P., Term Loan B, 1st Lien
4.302%, VAR US LIBOR+0.000%, 02/02/24	210,000	209,851
Frontdoor Inc, Term Loan B, 1st Lien
4.813%, 08/14/25	17,831	17,831
RESIDIO Funding Inc, Term Loan B, 1st Lien
4.490%, 10/03/25	15,906	15,936

Total Loan Participation Notes (Cost $525,213)		525,064

Total Investments in Securities — 95.5% (Cost $410,384,076)		$389,362,019

A list of the open futures contracts held by the Fund at October 31, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Depreciation
U.S. 2-Year Treasury Notes	60	Dec-2018	$12,676,750	$12,639,375	$(37,375)
U.S. 5-Year Treasury Notes	94	Dec-2018	10,609,946	10,563,985	(45,961)
U.S. Ultra Long Treasury Bond	3	Dec-2018	476,561	447,656	(28,905)

			$23,763,257	$23,651,016	$(112,241)

A list of the outstanding forward foreign currency contracts held by the Fund at October 31, 2018, is as follows:

Counter party	Settlement Date	Currency to Receive		Currency to Deliver		Unrealized Appreciation/ (Depreciation)
Citigroup	01/22/19	AUD	5,900,000	USD	4,209,178	$26,682
Citigroup	12/04/18	EUR	16,920,000	USD	19,859,664	640,635
Citigroup	12/04/18	JPY	1,702,000,000	USD	15,408,641	284,671
Citigroup	03/27/19- 04/10/19	KRW	10,676,392,000	USD	9,598,241	187,899
Citigroup	04/16/19	KRW	8,280,000,000	USD	7,293,226	(10,495)
Goldman Sachs	11/05/18- 01/28/19	JPY	135,000,000	USD	1,219,134	17,781
Goldman Sachs	01/09/19	JPY	70,000,000	USD	621,993	(2,446)
HSBC	12/11/18	JPY	201,837,100	USD	1,826,911	31,911
JPMorgan Chase Bank	12/06/18- 01/24/19	AUD	7,687,000	USD	5,503,561	57,019
JPMorgan Chase Bank	11/05/18- 02/01/19	EUR	33,215,000	USD	38,206,928	412,697
JPMorgan Chase Bank	11/19/18- 02/19/19	JPY	2,120,015,000	USD	19,182,211	318,841
JPMorgan Chase Bank	01/15/19- 01/17/19	USD	1,207,442	INR	90,662,261	3,905
JPMorgan Chase Bank	11/06/18- 01/14/19	USD	9,408,798	INR	660,626,539	(498,285)
Morgan Stanley	02/04/19	USD	5,796,492	INR	434,250,000	(10,198)

						$1,460,617

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
October 31, 2018

A list of the open centrally cleared swap agreements held by Fund at October 31, 2018, is as follows:

Interest Rate Swaps
								Swap Contracts, at Value
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Premiums Paid	Unrealized Appreciation (Depreciation)	Asset	Liability
2.97981	3-MONTH USD - LIBOR	Quarterly	02/20/48	USD	6,234,000	$—	$337,539	$337,539	$—
2.5873	3-MONTH USD - LIBOR	Quarterly	07/27/47	USD	2,000,000	—	214,999	214,999	—
2.7935	3-MONTH USD - LIBOR	Quarterly	03/13/47	USD	1,300,000	—	69,486	69,486	—
2.3782	USD LIBOR BBA	Quarterly	11/18/46	USD	3,800,000	—	505,217	505,217	—
1.526	3-MONTH USD - LIBOR	Quarterly	09/16/26	USD	13,860,000	—	1,214,150	1,214,150	—

						$—	$2,341,391	$2,341,391	$—

Percentages are based on net assets of $407,585,780.

‡	Real Estate Investment Trust
(1)	In U.S. Dollars unless otherwise indicated.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on October 31, 2018. The coupon on a step bond changes on a specified date.
(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based prevailing interest rates.
(F)	Level 3 security.
(G)	Unsettled bank loan - No rate available.

ARS — Argentine Peso

BRL — Brazilian Real

Cl — Class

COP — Colombian Peso

DN — Discount Note

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GHS — Ghanaian Cedi

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MXN — Mexican Peso

PHP — Philippine Peso

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

THB — Thai Baht

USD — United States Dollar

UYU — Uruguayan Peso

VAR — Variable Rate

The following is a list of the inputs used as of October 31, 2018, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$114,246,170	$—	$114,246,170
Mortgage-Backed Securities	—	99,016,606	—	99,016,606
Sovereign Debt	—	84,825,168	—	84,825,168
U.S. Treasury Obligations	—	58,670,013	—	58,670,013
Asset-Backed Securities	—	21,476,817	—	21,476,817
U.S. Government Agency Obligations	—	5,749,615	—	5,749,615
Municipal Bonds	—	4,852,566	—	4,852,566
Loan Participation Notes	—	525,064	—	525,064

Total Investments in Securities	$—	$389,362,019	$—	$389,362,019

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(112,241)	$—	$—	$(112,241)
Forwards Contracts *
Unrealized Appreciation	—	1,982,041	—	1,982,041
Unrealized Depreciation	—	(521,424)	—	(521,424)
Centrally Cleared Swaps *
Interest Rate Swaps
Unrealized Appreciation	—	2,341,391	—	2,341,391

Total Other Financial Instruments	$(112,241)	$3,802,008	$—	$3,689,767

* Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the year ended October 31, 2018, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities.

Amounts designated as $– are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2018

STATEMENTS OF ASSETS AND LIABILITIES

	Global Public Equity Fund		Income Opportunities Fund
Assets:
Investments, at Value †	$1,073,565,874	*	$206,030,494
Foreign Currency, at Value ††	4,480,744		1
Cash and Cash Equivalents	27,826,890		2,994,916
Receivable for Investment Securities Sold	4,319,550		1,295,081
Unrealized Appreciation on Spot Foreign Currency Contracts	115		—
Dividends and Interest Receivable	1,533,926		1,708,361
Reclaims Receivable	841,267		11,352
Unrealized Appreciation on Forward Foreign Currency Contracts	191,961		—
Receivable for Capital Shares Sold	11,101		30,214
Cash Pledged as Collateral for Futures Contracts	—		117,644
Variation Margin Receivable	—		4,220
Prepaid Expenses	15,109		7,092

Total Assets	1,112,786,537		212,199,375

Liabilities:
Payable upon return on Securities Loaned	10,952,045		—
Payable for Investment Securities Purchased	6,437,146		1,444,566
Investment Advisory Fees Payable - Note 6	618,012		80,765
Shareholder Servicing Fees Payable	204,351		39,801
Accrued Foreign Capital Gains Tax	146,113		—
Payable for Capital Shares Redeemed	121,412		64,528
Payable due to Administrator	62,629		11,982
Payable due to Trustees	21,704		4,033
Chief Compliance Officer Fees Payable	14,373		2,670
Management Fees Payable - Note 6	9,836		1,817
Unrealized Depreciation on Forward Foreign Currency Contracts	3,296		—
Variation Margin Payable	—		4,250
Other Accrued Expenses	346,464		74,703

Total Liabilities	18,937,381		1,729,115

Net Assets	$1,093,849,156		$210,470,260

† Cost of Investments	$976,836,973		$221,752,439
†† Cost of Foreign Currency	4,513,752		1
* Includes Market Value of securities on loan	10,541,524		—

NET ASSETS CONSIST OF:
Paid-in Capital	$910,345,213		$218,929,458
Total Distributable Earnings/(Loss)	183,503,943		(8,459,198)

Net Assets	$1,093,849,156		$210,470,260

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	84,530,357		22,865,326

Net Asset Value, Offering and Redemption Price Per Share	$12.94		$9.20

Amounts designated as $— are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2018

STATEMENTS OF ASSETS AND LIABILITIES

	Public Alternatives Fund	Real Assets Fund	Core Plus Bond Fund
Assets:
Investments, at Value †	$427,376,051	$193,957,425	$389,362,019
Foreign Currency, at Value ††	598,162	—	1,227,288
Cash and Cash Equivalents	21,163,781	3,600,767	27,167,963
Cash Collateral for Securities Sold Short	122,266,215	—	—
Cash Collateral for Swap Contracts	29,066,045	—	1,385,524
Cash Collateral for Futures Contracts	605,427	482	—
Cash Collateral for Option Contracts	22,195	—	—
Swap Contracts, at Value ††††††	8,977,154	—	—
Receivable for Investment Securities Sold	9,668,642	3,878,556	15,404,884
Dividends and Interest Receivable	1,587,611	503,303	1,848,905
Variation Margin Receivable	295,210	14,595	369,465
Purchased Option/Swaption Contracts, at Value †††	103,790	—	—
Reclaims Receivable	41,924	—	—
Receivable for Capital Shares Sold	24,633	31,216	15,797
Unrealized Appreciation on Spot Foreign Currency Contracts	237	—	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	—	1,982,041
Prepaid Expenses	9,178	6,791	9,661

Total Assets	621,806,255	201,993,135	438,773,547

Liabilities:
Securities Sold Short, at Value †††††	120,881,979	—	—
Payable for Investment Securities Purchased	8,292,327	3,102,506	30,078,504
Swap Contracts, at Value ††††††	6,897,172	—	—
Written Option/Swaption Contracts, at Value ††††	3,043,080	—	—
Stock Loan Fees Payable	340,302	—	—
Variation Margin Payable	339,213	2,872	30,375
Investment Advisory Fees Payable - Note 6	283,821	68,848	94,513
Dividends Payable on Securities Sold Short	136,288	—	—
Shareholder Servicing Fees Payable	94,307	37,870	74,556
Payable due to Administrator	27,290	11,438	22,826
Payable for Capital Shares Redeemed	10,212	35,508	213,768
Payable due to Trustees	9,167	3,844	7,581
Chief Compliance Officer Fees Payable	6,071	2,546	5,020
Management Fees Payable - Note 6	4,130	1,715	3,423
Unrealized Depreciation on Spot Foreign Currency Contracts	7	—	30,278
Unrealized Depreciation on Forward Foreign Currency Contracts	—	—	521,424
Foreign Currency Payable, at Value ††	—	29	—
Other Accrued Expenses	158,848	82,270	105,499

Total Liabilities	140,524,214	3,349,446	31,187,767

Net Assets	$481,282,041	$198,643,689	$407,585,780

† Cost of Investments	$466,335,399	$212,739,154	$410,384,076
†† Cost of Foreign Currency	598,784	(35)	1,286,037
††† Cost of Purchased Option/Swaption Contracts	302,352	—	—
†††† Proceeds from Written Option/Swaption Contracts	3,607,122	—	—
††††† Proceeds from Securities Sold Short	137,497,372	—	—
†††††† Swap premiums received/paid	—	—	—

NET ASSETS CONSIST OF:
Paid-in Capital	$530,055,658	$233,738,729	$427,061,005
Total Distributable Loss	(48,773,617)	(35,095,040)	(19,475,225)

Net Assets	$481,282,041	$198,643,689	$407,585,780

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	52,718,735	26,502,672	42,710,895

Net Asset Value, Offering and Redemption Price Per Share	$9.13	$7.50	$9.54

Amounts designated as $— are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
For the year ended October 31, 2018

STATEMENTS OF OPERATIONS

	Global Public Equity Fund	Income Opportunities Fund
Investment Income
Dividends	$25,841,972	$982,575
Dividends from Master Limited Partnerships	118,972	4,384,658
Income Distributions from Registered Investment Companies	399,862	3,069,209
Interest	338,770	2,164,901
Security Lending Income	210,902	—
Less: Foreign Taxes Withheld	(1,665,176)	—

Total Investment Income	25,245,302	10,601,343

Expenses
Investment Advisory Fees - Note 6	7,458,667	938,666
Administration Fees - Note 5	759,772	141,260
Shareholder Servicing Fees - Note 5	551,106	102,457
Management Fees - Note 6	117,507	21,783
Trustees’ Fees	85,979	16,037
Chief Compliance Officer Fees	41,995	7,896
Custodian Fees	603,170	44,627
Legal Fees	127,356	32,054
Audit Fees	90,128	16,185
Transfer Agent Fees	73,380	37,736
Printing Fees	54,848	22,712
Registration Fees	24,481	10,666
Insurance and Other Expenses	344,413	53,745

Total Expenses	10,332,802	1,445,824

Less:
Commission Recapture - Note 5	(9,638)	—
Fees Paid Indirectly - Note 5	(14)	(15)

Net Expenses	10,323,150	1,445,809

Net Investment Income	14,922,152	9,155,534

Net Realized Gain (Loss) on:
Investments	79,297,915	3,757,099
Capital Gain Distributions from Registered Investment Companies	1,034,548	—
Futures Contracts	—	118,395
Forward Foreign Currency Contracts	128,852	—
Foreign Currency Transactions	271,846	1,689

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(152,363,803)	(6,416,139)
Futures Contracts	—	11,673
Forward Foreign Currency Contracts	74,492	—
Foreign Currency Transactions	(88,617)	(1,600)
Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	(146,113)	—

Net Realized and Unrealized Loss	(71,790,880)	(2,528,883)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(56,868,728)	$6,626,651

Amounts designated as $— are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
For the year ended October 31, 2018

STATEMENTS OF OPERATIONS

	Public Alternatives Fund	Real Assets Fund	Core Plus Bond Fund
Investment Income
Dividends	$3,004,578	$1,664,299	$—
Dividends from Master Limited Partnerships	4,294	2,642,599	—
Income Distributions from Registered Investment Companies	9,540,123	4,599,166	—
Interest	5,358,685	2,101,565	15,043,532
Less: Foreign Taxes Withheld	(201,139)	(46,412)	(177,939)

Total Investment Income	17,706,541	10,961,217	14,865,593

Expenses
Investment Advisory Fees - Note 6	3,398,961	817,642	1,149,438
Administration Fees - Note 5	339,817	135,493	276,693
Shareholder Servicing Fees - Note 5	246,481	98,278	200,701
Trustees’ Fees	38,663	15,396	31,466
Chief Compliance Officer Fees	18,608	7,600	15,251
Management Fees - Note 6	52,396	20,874	42,631
Stock Loan Fees - Note 2	4,648,304	—	—
Dividend Expense on Securities Sold Short - Note 2	1,969,034	—	—
Custodian Fees	353,803	54,524	100,088
Legal Fees	49,823	25,142	45,331
Transfer Agent Fees	48,984	39,329	49,581
Audit Fees	37,561	15,782	30,601
Printing Fees	24,863	11,410	18,538
Registration Fees	11,994	10,531	12,551
Insurance and Other Expenses	131,899	72,484	142,002

Total Expenses	11,371,191	1,324,485	2,114,872

Less:
Reimbursement from Investment Advisor	(74,663)	—	—
Fees Paid Indirectly - Note 5	(13)	(15)	(13)

Net Expenses	11,296,515	1,324,470	2,114,859

Net Investment Income	6,410,026	9,636,747	12,750,734

Net Realized Gain (Loss) on:
Investments	254,398	(4,689,307)	(2,946,345)
Capital Gain Distributions from Registered Investment Companies	2,627,978	—	—
Securities Sold Short	(15,172,846)	—	—
Futures Contracts	(908,801)	248,886	(248,861)
Swap Contracts	(2,066,689)	42,473	597,205
Purchased Option/Swaption Contracts	(2,028,439)	38,741	—
Written Option/Swaption Contracts	(328,520)	(6,238)	—
Forward Foreign Currency Contracts	—	122,916	2,434,823
Foreign Currency Transactions	(164,331)	4,272	(1,740,859)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(46,166,613)	(5,718,974)	(18,496,454)
Securities Sold Short	17,156,656	—	—
Futures Contracts	266,635	(34,320)	(62,414)
Swap Contracts	560,943	31,305	1,172,023
Purchased Option/Swaption Contracts	(177,018)	4,850	—
Written Option/Swaption Contracts	600,765	—	—
Forward Foreign Currency Contracts	—	(93,308)	279,932
Foreign Currency Transactions	(571,587)	(1,390)	(28,101)

Net Realized and Unrealized Loss	(46,117,469)	(10,050,094)	(19,039,051)

Net Decrease in Net Assets Resulting from Operations	$(39,707,443)	$(413,347)	$(6,288,317)

Amounts designated as $— are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Global Public Equity Fund		Income Opportunities Fund
	Year ended October 31, 2018	Year ended October 31, 2017	Year ended October 31, 2018	Year ended October 31, 2017
Operations:
Net Investment Income	$14,922,152	$11,134,824	$9,155,534	$10,015,972
Net Realized Gain on Investments, Capital Gain Distributions from Registered Investment Companies, Purchased Options/Swaptions, Written Options/Swaptions, Securities Sold Short, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	80,733,161	60,293,529	3,877,183	4,039,250
Net Change in Unrealized Appreciation (Depreciation) on Investments, Purchased Options/Swaptions, Written Options/Swaptions, Securities Sold Short, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(152,524,041)	157,219,070	(6,406,066)	124,035

Net Increase (Decrease) in Net Assets Resulting from Operations	(56,868,728)	228,647,423	6,626,651	14,179,257

Distributions(1)	(63,350,384)	(9,525,431)	(5,939,761)	(9,482,989)
Return of Capital	—	—	(3,848,813)	—

Capital Share Transactions:
Issued	149,160,560	116,861,551	18,624,922	32,394,230
Reinvestment of Dividends	63,350,384	9,508,912	9,779,251	9,456,319
Redeemed	(102,455,728)	(126,499,087)	(30,411,699)	(22,416,239)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	110,055,216	(128,624)	(2,007,526)	19,434,310

Total Increase (Decrease) in Net Assets	(10,163,896)	218,993,368	(5,169,449)	24,130,578

Net Assets:
Beginning of Year	1,104,013,052	885,019,684	215,639,709	191,509,131

End of Year	$1,093,849,156 (2)	$1,104,013,052 (2)	$210,470,260 (3)	$215,639,709 (3)

Shares Issued and Redeemed:
Issued	10,541,844	9,188,436	1,964,439	3,442,718
Reinvestment of Dividends	4,514,516	801,763	1,048,134	1,009,593
Redeemed	(7,263,138)	(9,710,496)	(3,222,270)	(2,386,974)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	7,793,222	279,703	(209,697)	2,065,337

(1)	Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (see Note 12).
(2)	Includes undistributed net investment income $8,636,162, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
(3)	Includes undistributed net investment income $15,290,919, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

Amounts designated as $— are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Public Alternatives Fund		Real Assets Fund
	Year ended October 31, 2018	Year ended October 31, 2017	Year ended October 31, 2018	Year ended October 31, 2017
Operations:
Net Investment Income	$6,410,026	$1,204,930	$9,636,747	$7,846,569
Net Realized Gain (Loss) on Investments, Capital Gain Distributions from Registered Investment Companies, Purchased Options/Swaptions, Written Options/Swaptions, Securities Sold Short, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(17,787,250)	4,627,441	(4,238,257)	(751,875)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Purchased Options/Swaptions, Written Options/Swaptions, Securities Sold Short, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(28,330,219)	19,589,864	(5,811,837)	(2,160,314)

Net Increase (Decrease) in Net Assets Resulting from Operations	(39,707,443)	25,422,235	(413,347)	4,934,380

Distributions(1)	(16,045,857)	(12,206,507)	(6,351,160)	(4,772,950)
Return of Capital	—	—	(1,018,717)	(2,055,550)

Capital Share Transactions:
Issued	46,397,653	90,436,407	19,828,436	35,476,127
Reinvestment of Dividends	16,045,857	12,188,757	7,363,036	6,811,647
Redeemed	(91,681,408)	(37,958,558)	(26,391,048)	(20,285,865)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(29,237,898)	64,666,606	800,424	22,001,909

Total Increase (Decrease) in Net Assets	(84,991,198)	77,882,334	(6,982,800)	20,107,789

Net Assets:
Beginning of Year	566,273,239	488,390,905	205,626,489	185,518,700

End of Year	$481,282,041 (2)	$566,273,239 (2)	$198,643,689 (3)	$205,626,489 (3)

Shares Issued and Redeemed:
Issued	4,785,375	9,190,576	2,494,705	4,474,088
Reinvestment of Dividends	1,610,829	1,246,877	943,167	874,019
Redeemed	(9,404,934)	(3,853,075)	(3,347,127)	(2,567,011)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(3,008,730)	6,584,378	90,745	2,781,096

(1)	Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (see Note 12).
(2)	Includes undistributed net investment income $961,860, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
(3)	Includes undistributed net investment income $10,342,204, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

Amounts designated as $— are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Core Plus Bond Fund
	Year ended October 31, 2018	Year ended October 31, 2017
Operations:
Net Investment Income	$12,750,734	$10,561,439
Net Realized Loss on Investments, Capital Gain Distributions from Registered Investment Companies, Purchased Options/Swaptions, Written Options/Swaptions, Securities Sold Short, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(1,904,037)	(732,318)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Purchased Options/Swaptions, Written Options/Swaptions, Securities Sold Short, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(17,135,014)	1,173,419

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,288,317)	11,002,540

Distributions(1)	(14,160,775)	(8,495,746)

Capital Share Transactions:
Issued	43,151,189	66,897,441
Reinvestment of Dividends	14,160,775	8,487,936
Redeemed	(67,646,995)	(35,232,156)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(10,335,031)	40,153,221

Total Increase (Decrease) in Net Assets	(30,784,123)	42,660,015

Net Assets:
Beginning of Year	438,369,903	395,709,888

End of Year	$407,585,780	$438,369,903 (2)

Shares Issued and Redeemed:
Issued	4,411,206	6,732,517
Reinvestment of Dividends	1,451,933	854,123
Redeemed	(6,942,471)	(3,542,900)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,079,332)	4,043,740

(1)	Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (see Note 12).
(2)	Includes undistributed net investment income $3,991,017, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2018

FINANCIAL HIGHLIGHTS

For the year or period ended October 31,

For a share outstanding throughout the years or period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (including dividend expense, broker fees, interest on short sales and commission recapture)(1)	Ratio of Expenses to Average Net Assets (including dividend expense, broker fees and interest on short sales, excluding commission recapture)(1)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover†
Global Public Equity Fund
2018	$14.39	$0.18	$(0.81)	$(0.63)	$(0.17)	$(0.65)	$—	$(0.82)	$12.94	(4.75)%	$1,093,849	0.87%	0.88%	1.28%	56%
2017	$11.58	$0.14	$2.79	$2.93	$(0.12)	$—	$—	$(0.12)	$14.39	25.56%	$1,104,013	0.87%	0.87%	1.10%	52%
2016	$12.25	$0.13	$0.12	$0.25	$(0.16)	$(0.76)	$—	$(0.92)	$11.58	2.40%	$885,020	0.91%	0.91%	1.19%	49%
2015	$13.16	$0.12	$0.06	$0.18	$(0.14)	$(0.95)	$—	$(1.09)	$12.25	1.39%	$853,142	0.93%	0.94%	0.93%	74%
2014	$12.85	$0.13	$0.85	$0.98	$(0.14)	$(0.53)	$—	$(0.67)	$13.16	7.96%	$802,723	0.94%	0.95%	0.97%	75%

Income Opportunities Fund
2018	$9.35	$0.40	$(0.12)	$0.28	$(0.26)	$—	$(0.17)	$(0.43)	$9.20	2.96%	$210,470	0.66%	0.66%	4.20%	83%
2017	$9.12	$0.45	$0.21	$0.66	$(0.43)	$—	$—	$(0.43)	$9.35	7.28%	$215,640	0.59%	0.59%	4.80%	50%
2016	$9.22	$0.47	$—	$0.47	$(0.40)	$(0.14)	$(0.03)	$(0.57)	$9.12	5.72%	$191,509	0.58%	0.58%	5.44%	35%
2015	$10.91	$0.42	$(1.71)	$(1.29)	$(0.40)	$—	$—	$(0.40)	$9.22	(12.00)%	$163,365	0.54%	0.54%	4.16%	22%
2014	$10.94	$0.48	$0.34	$0.82	$(0.60)	$(0.20)	$(0.05)	$(0.85)	$10.91	7.73%	$163,177	0.55%	0.55%	4.40%	17%

Public Alternatives Fund
2018	$10.16	$0.12	$(0.86)	$(0.74)	$(0.13)	$(0.16)	$—	$(0.29)	$9.13	(7.50)%	$481,282	2.15%‡	2.17%	1.22%	99%
2017	$9.94	$0.02	$0.44	$0.46	$(0.05)	$(0.19)	$—	$(0.24)	$10.16	4.78%	$566,273	1.50%‡	1.50%	0.23%	117%
2016	$10.51	$0.14	$(0.13)	$0.01	$(0.18)	$(0.40)	$—	$(0.58)	$9.94	0.18%	$488,391	1.58%‡	1.58%	1.37%	92%
2015	$10.45	$0.24	$0.29	$0.53	$(0.37)	$(0.10)	$—	$(0.47)	$10.51	5.16%	$480,135	1.78%‡	1.78%	2.33%	117%
2014	$10.17	$0.21	$0.29	$0.50	$(0.22)	$—	$—	$(0.22)	$10.45	4.98%	$430,073	1.03%‡	1.03%	2.10%	153%

Real Assets Fund
2018	$7.79	$0.36	$(0.37)	$(0.01)	$(0.24)	$—	$(0.04)	$(0.28)	$7.50	(0.25)%	$198,644	0.63%	0.63%	4.61%	46%
2017	$7.85	$0.31	$(0.10)	$0.21	$(0.19)	$—	$(0.08)	$(0.27)	$7.79	2.71%	$205,626	0.67%	0.67%	3.95%	30%
2016	$7.75	$0.12	$0.07	$0.19	$— **	$—	$(0.09)	$(0.09)	$7.85	2.46%	$185,519	0.73%	0.73%	1.65%	36%
2015	$9.81	$0.15	$(2.04)	$(1.89)	$(0.05)	$—	$(0.12)	$(0.17)	$7.75	(19.43)%	$153,332	0.73%	0.73%	1.71%	55%
2014	$9.71	$0.20	$0.28	$0.48	$(0.14)	$(0.07)	$(0.17)	$(0.38)	$9.81	4.94%	$156,142	0.74%	0.74%	1.96%	81%

Core Plus Bond Fund
2018	$10.01	$0.29	$(0.44)	$(0.15)	$(0.32)	$—	$—	$(0.32)	$9.54	(1.49)%	$407,586	0.50%	0.50%	2.99%	149%
2017	$9.96	$0.25	$— **	$0.25	$(0.20)	$—	$—	$(0.20)	$10.01	2.57%	$438,370	0.52%	0.52%	2.53%	179%
2016#	$10.00	$0.03	$(0.04)	$(0.01)	$(0.03)	$—	$—	$(0.03)	$9.96	(0.10)%	$395,710	0.60%	0.60%	1.94%	72%

#	The Fund commenced operations on August 30, 2016. All ratios for the period have been annualized.
*	Per share data calculated using average shares.
**	Amount represents less than $0.01
†	Total return and portfolio turnover rates are for the period indicated and have not been annualized.
‡	Excluding dividend expense, broker fees, and interest on short sales, the ratio of expenses to average net assets would have been 0.89%, 0.90%, 0.94%, 0.96% and 0.63%, respectively.
(1)	Ratio does not include expenses associated with underlying funds.

Amounts designated as (“—”) are $0.00 or have been rounded to $0.00.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2018

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 54 funds. The financial statements herein are those of the Cornerstone Advisors Funds. The Cornerstone Advisors Funds include the Cornerstone Advisors Global Public Equity Fund (the “Global Public Equity Fund”), Cornerstone Advisors Income Opportunities Fund (the Income Opportunities Fund”), Cornerstone Advisors Public Alternatives Fund (the “Public Alternatives Fund”), Cornerstone Advisors Real Assets Fund (the “Real Assets Fund”), and Cornerstone Advisors Core Plus Bond Fund (the “Core Plus Bond Fund”) (each a “Fund” and collectively the “Funds”). The Global Public Equity Fund, Income Opportunities Fund, Public Alternatives Fund and Real Assets Fund commenced operations on August 30, 2012. The Core Plus Bond Fund commenced operations on August 30, 2016. Each of the Cornerstone Funds are classified as a non-diversified investment company under the 1940 Act. The Global Public Equity Fund seeks capital appreciation. The Income Opportunities Fund seeks current income. The Public Alternatives Fund seeks capital appreciation with lower correlation to traditional global fixed income and public equity markets. The Real Assets Fund seeks capital appreciation and, as a secondary objective, current income. The Core Plus Bond Fund seeks total return, consisting of current income and capital appreciation. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The financial statements of the remaining funds of the Trust are presented separately.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized third-party independent pricing agents.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long positions and at the closing ask price for written options. Options not traded on a national securities exchange are valued at the last quoted bid price.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations.

All registered investment companies held in the Funds’ portfolios are valued at the published net asset value.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Cornerstone Advisors, Inc., (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called.

The Global Public Equity Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market after the close of the foreign market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market and a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” or threshold based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2018

Securities for which market prices are not “readily available” are valued in good faith in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a Fair Value Pricing Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine its value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2018, the Global Public Equity Fund had four fair valued securities which amounted to $8 and represented 0.0% of net assets, the Income Opportunities Fund had one fair valued security which amounted to $111,433 and represented 0.0% of net assets, and the Public Alternatives Fund had seven fair valued securities which amounted to $39,592 long, $(101,512) short and represented 0.0% and (0.0)%, respectively.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are as follows:

•  Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•  Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•  Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, refer to the Schedules of Investments.

For the year ended October 31, 2018, there have been no changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements. The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

During the year ended October 31, 2018, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended October 31, 2018, the Funds did not incur any interest or penalties.

Security Transactions, Dividend and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discounts. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds, including investments in international securities, are maintained in U.S. dollars on the following basis: (I) market value of investment securities, assets and liabilities at the current rate of exchange; and (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — The Funds will hedge currency exposure utilizing forward foreign currency contracts if deemed appropriate by the Adviser or sub-adviser(s). Currency hedging, if utilized, is done to protect against specific transactions or Fund positions for a given stock from being significantly undermined by dollar/foreign currency fluctuations when the Adviser or sub-adviser perceives currency risk to be high. All forward foreign currency contracts are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds may also invest in securities denominated in foreign currencies and engage in foreign

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2018

currency transactions on a spot (cash) basis. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Additionally, the risk exists that losses could exceed amounts disclosed on the Schedules of Investments or the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of October 31, 2018, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of October 31, 2018, if applicable.

Options/Swaptions Written/Purchased — The Funds may invest in financial options contracts to add return or to hedge their existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When a Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. The risk in writing a call option/swaption is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option/swaption is that a Fund pays a premium whether or not the option/swaption is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, for written options/swaptions, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer the each Fund’s Schedule of Investments for details regarding open option/swaption contracts as of October 31, 2018, if applicable.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is determined and recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Master Limited Partnerships — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Funds intend to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Securities Sold Short — As consistent with each Fund’s investment objectives, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. That Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends declared or interest that accrues during the period of the loan. Dividends and interest are shown on securities sold short as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The premium charged to a Fund is recorded as Stock Loan Fees on the Statements of Operations. The proceeds of the short sale are retained by the broker,

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2018

to the extent necessary to meet margin requirements until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, that Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover a Fund’s short positions. As of October 31, 2018, the Public Alternatives Fund had open short positions.

In accordance with the terms of its prime brokerage agreement, the Public Alternatives Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Public Alternatives Fund records these prime broker charges on a net basis as interest income or interest expense on securities sold short. In addition, the Public Alternatives Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividend expense on securities sold short.

Short sales are collateralized by cash deposits with the counterparty brokers, Morgan Stanley & Co. LLC, and pledged securities held at the custodian, Brown Brothers & Harriman (“BBH”). The collateral required is determined daily by reference to the market value on short positions.

The Public Alternatives Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis and is charged an interest expense at the Fed Funds Rate plus 200 basis points on the amount of any shortfall in the required cash margin. These amounts, if any, are disclosed as Receivable from Prime Broker on the Statements of Assets and Liabilities.

Swap Contracts — The Funds are authorized to enter into swap contracts, including interest rate swap contracts, for the purposes of managing a Fund’s interest rate duration, yield curve exposure and yield spread sensitivity. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered. Interest rate swaps involve the exchange by a Fund with another party of their respective commitment to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Swap contracts are privately negotiated in the over-the-counter market (“OTC Swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared Swaps”).

Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Interest rate and Total Return swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Periodic payments made or received are recorded as realized gains or losses. At year end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Funds may have open at year end.

Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swaps outstanding at year end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian. Refer to each Fund’s Schedule of Investments for details regarding open swap contracts as of October 31, 2018, if applicable.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve their investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, they will not be able to implement their investment strategy. As of October 31, 2018 the Public Alternatives Fund swap agreements were with four counterparties, and the Core Plus Bond Fund swap agreements were with three counterparties.

Expenses — Expenses that are directly related to the Funds are charged to the Funds. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Global Public Equity Fund and the Public Alternatives Fund will distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually. The Income Opportunities Fund and the Real Assets Fund will distribute their net investment income quarterly and make distributions of their net realized capital gains, if any, at least annually. The Core Plus Bond Fund will distribute their net investment income monthly and make distributions of their net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

3. Derivative Transactions:

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the year. For Funds that held derivatives throughout the year with only one type of risk exposure, additional information can be found on the Schedules of Investments, Statements of Assets and Liabilities and the Statements of Operations.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2018

The fair value of derivative instruments as of October 31, 2018, was as follows:

	Asset Derivatives			Liability Derivatives
	Year Ended October 31, 2018			Year Ended October 31, 2018
	Statement of Assets and Liability Location	Fair Value		Statement of Assets and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:
Public Alternatives Fund
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$295,210	*	Net Assets — Unrealized depreciation on futures contracts	$28,676	*
	Net Assets — Unrealized appreciation on swap contracts	8,977,154	†	Net Assets — Unrealized depreciation on swap contracts	6,897,172	†
	Purchased options, at Value	103,790		Written options, at Value	3,043,080
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	—	*	Net Assets — Unrealized depreciation on futures contracts	1,170	*

Total Derivatives not accounted for as hedging instruments		$9,376,154			$9,970,098

Core Plus Bond Fund
Foreign exchange contracts	Unrealized appeciation on forward foreign currency contracts	$1,982,041		Unrealized depreciation on forward foreign currency contracts	$521,424
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	—	*	Net Assets — Unrealized depreciation on futures contracts	112,241	*
	Net Assets — Unrealized appreciation on swap contracts	2,341,391	*	Net Assets — Unrealized depreciation on swap contracts	—	*

Total Derivatives not accounted for as hedging instruments		$4,323,432			$633,665

*

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

†

Includes cumulative appreciation (depreciation) of swap contracts as reported in the Schedule of Investments. Market value is reported within the Statement of Assets and Liabilities for swap contracts that have paid premiums and variation margin for centrally cleared swaps.

The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2018, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options/Swaptions	Written Options/Swaptions	Total
Public Alternatives Fund
Equity contracts	$(782,671)	$—	$(2,066,689)	$(2,028,439)	$(328,520)	$(5,206,319)
Interest rate contracts	(126,130)	—	—	—	—	(126,130)
Foreign exchange contracts	—	—	—	—	—	—
Total	$(908,801)	$—	$(2,066,689)	$(2,028,439)	$(328,520)	$(5,332,449)

Real Assets Fund
Foreign exchange contracts	$—	$122,916	$—	$(6,252)	$2,490	$119,154
Equity contracts	—	—	—	1,671	(13,474)	(11,803)
Interest rate contracts	248,886	—	42,473	43,322	4,746	339,427
Total	$248,886	$122,916	$42,473	$38,741	$(6,238)	$446,778

Core Plus Bond Fund
Foreign exchange contracts	$—	$2,434,823	$—	$—	$—	$2,434,823
Interest rate contracts	(248,861)	—	—	597,205	—	348,344
Total	$(248,861)	$2,434,823	$—	$597,205	$—	$2,783,167

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options/Swaptions	Written Options/Swaptions	Total
Public Alternatives Fund
Equity contracts	$267,805	$—	$560,943	$(177,018)	$600,765	$1,252,495
Interest rate contracts	(1,170)	—	—	—	—	(1,170)
Total	$266,635	$—	$560,943	$(177,018)	$600,765	$1,251,325

Real Assets Fund
Foreign exchange contracts	$—	$(93,308)	$—	$—	$—	$(93,308)
Interest rate contracts	(34,320)	—	31,305	4,850	—	1,835
Total	$(34,320)	$(93,308)	$31,305	$4,850	$—	$(91,473)

Core Plus Bond Fund
Foreign exchange contracts	$—	$279,932	$—	$—	$—	$279,932
Interest rate contracts	(62,414)	—	1,172,023	—	—	1,109,609
Total	$(62,414)	$279,932	$1,172,023	$—	$—	$1,389,541

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2018

The International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and effect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to OTC transactions, the Funds have entered into master netting arrangements, established within the Funds’ ISDA Master Agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA Master Agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from their respective counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of October 31, 2018:

Public Alternatives Fund

Type	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received	Net Amount‡
Total return swaps**	$8,977,154	$(6,897,172)	$2,079,982	$—	$2,079,982
	$8,977,154	$(6,897,172)	$2,079,982	$—	$2,079,982

Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Collateral Pledged†	Net Amount
Total return swaps**	$6,897,172	$(6,897,172)	$—	$—	$—
Short sales	120,881,979	—	120,881,979	(120,881,979)	—
	$127,779,151	$(6,897,172)	$120,881,979	$(120,881,979)	$—

**

Amounts presented represent net unrealized appreciation/(depreciation) on total return swaps in the capital section of the Statement of Assets and Liabilities. The Statement of Assets and Liabilities also includes amounts for market value and premiums received on fully funded total return swap contracts.

†	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
‡

Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

The average notional value of futures contracts, forward foreign currency contracts, swap contracts and options, was as follows for the year ended October 31, 2018:

Global Public Equity
	Forwards - Long	Forwards - Short
Average Notional Amount Outstanding	$844,961	$12,994,984

Income Opportunities
	Futures
Average Notional Amount Outstanding	$2,416,488

Public Alternatives
	Futures	Options	Total Return Swaps
Average Notional Amount Outstanding	$13,560,598	$2,869,805	$97,610,003

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2018

Real Assets
	Forwards - Long	Forwards - Short	Futures	Interest Rate Swaps	Options
Average Notional Amount Outstanding	$2,161,340	$4,821,992	$22,585,454	$6,150,006	$172,459

Core Plus Bond
	Forwards - Long	Forwards - Short	Futures	Interest Rate Swaps
Average Notional Amount Outstanding	$18,040,915	$121,853,187	$17,901,839	$10,344,447

4. Transactions with Affiliates:

Certain officers and a trustee of the Trust are also employees of the Administrator, a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and trustee are paid no fees by the Trust.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

5. Administration, Distribution, Commission Recapture, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended October 31, 2018, the Funds paid $759,772 in the Global Public Equity Fund, $141,260 in the Income Opportunities Fund, $339,817 in the Public Alternatives Fund, $135,493 in the Real Assets Fund and $276,693 in the Core Plus Bond Fund for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Funds and the Distributor are parties to a Commission Recapture Agreement. The Funds direct certain fund trades to the Distributor, via a network of executing brokers, who pays a portion of the Fund’s expenses. Under this arrangement, the Global Public Equity Fund had expenses reduced by $9,638, which was used to pay operating expenses. This amount is labeled as “Commission Recapture” on the Statements of Operations.

The Funds have each adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.05% based on the Funds’ average daily net assets. The Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Funds’ shareholders.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Funds may earn cash management credits that can be used to offset transfer agent expenses. During the year ended October 31, 2018, all Funds earned credits which were used to offset transfer agent expenses. These amounts are included in Fees Paid Indirectly on the Statements of Operations.

BBH acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

6. Investment Advisory Agreement:

The Adviser serves as the overall investment adviser to the Funds. The Adviser continuously monitors the performance of various investment sub-advisers to the Funds. Although the Adviser advises the Board of Trustees with regard to investment matters, the Adviser does not make the day-to-day investment decisions for the Funds except for allocating Fund assets directly to affiliated and unaffiliated open-end funds, closed-end funds, unregistered funds (including hedge funds) and exchange-traded funds (“Underlying Funds”). The Adviser is, however, responsible for establishing and/or rebalancing allocation of the Funds’ assets among strategies and sub-advisers and/or Underlying Funds. Each of the Funds is authorized by the Board of Trustees to operate on a “multi-manager” basis. This means that a single Fund may be managed by one or more sub-advisers. The Adviser may, from time to time, reallocate the assets of a multi-manager Fund among the sub-advisers that provide portfolio management services to the Fund when it believes that such action would be appropriate to achieve the overall objectives of the particular Fund. Pursuant to an investment advisory agreement between the Funds and the Adviser, the Adviser receives an annual fee of 0.01% of each of the Fund’s average net assets. The fees that the Adviser receives are labeled as “Management Fees” on the Statements of Operations. In addition to the fee payable by each Fund to the Adviser, each of the Funds pays a fee directly to its sub-adviser(s). For each Fund, the sub-advisers receive a fee based on the specified percentage of that portion of the Fund’s assets allocated to that sub-adviser. The total fees paid to sub-advisers directly are labeled as “Investment Advisory Fees” on the Statements of Operations. During the year ended October 31, 2018, a sub-adviser voluntarily waived a portion of its fee in the Public Alternatives Fund. The amount is reflected as “Reimbursement from Investment Advisor” on the Statement of Operations.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2018

As of October 31, 2018, the Adviser has entered into investment sub-advisory agreements with the following parties:

Global Public Equity Fund	Income Opportunities Fund
Acadian Asset Management LLC	OFI SteelPath, Inc.
Allianz Global Investors Capital LLC	Strategic Income Management LLC
Chautauqua Capital Management, LLC	Allianz Global Investors Capital LLC
ClariVest Asset Management LLC
Cramer Rosenthal McGlynn LLC	Public Alternatives Fund
Driehaus Capital Management LLC - Emerging Markets Growth	AJO, LP
Driehaus Capital Management LLC - International Small Cap Growth	AJO Global Market Neutral
Fairpointe Capital LLC	ClariVest Asset Management LLC
Harris Associates LP	Numeric Investors LLC
LSV Asset Management—Global Concentrated	Wells Fargo Portfolio Risk Advisors
LSV Asset Management—Micro Cap
Marsico Capital Management LLC	Real Assets Fund
Numeric Investors LLC	BlackRock Financial Management LLC
Parametric Portfolio Associates LLC	Kayne Anderson Capital Advisors LP
Phocas Financial Corporation
Thornburg Investment Management Inc.	Core Plus Bond Fund
Franklin Advisers, Inc.
Loomis, Sayles & Compnany, L.P.
Metropolitan West Asset Management LLC
Prime Advisors, Inc.

7. Investment Transactions:

The cost of security purchases and proceeds from security sales, other than short-term securities, short sales and purchases to cover for the year ended October 31, 2018, were as follows:

	Purchases	Sales and Maturities	U.S. Government Purchases	U.S. Government Sales and Maturities
Global Public Equity Fund	$690,256,293	$638,535,404	$—	$—
Income Opportunities Fund	173,119,550	173,146,987	—	—
Public Alternatives Fund	303,823,112	328,093,456	126,363,711	123,944,529
Real Assets Fund	27,634,791	27,154,993	67,827,509	66,665,737
Core Plus Bond Fund	45,914,017	46,295,646	493,105,130	508,529,587

The cost of short sales and purchases to cover for the year ended October 31, 2018, were as follows:

	Purchases	Sales and Maturities	U.S. Government Purchases	U.S. Government Sales and Maturities
Public Alternatives Fund	$304,074,905	$309,684,178	$—	$—

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2018

The following permanent differences primarily attributable to the tax treatment of PFIC’s, MLP basis adjustments, foreign currency gain (loss), real estate investment trust adjustments, return of capital distributions, swap activity reclasses, distributions reclasses and IRC 263(h) adjustments have been reclassified to/from the following accounts during the year ended October 31, 2018:

	Increase in Undistributed Net Investment Income	Decrease in Accumulated Realized Gain	Increase in Paid-in Capital
Global Public Equity Fund	$1,892,380	$(1,892,380)	$—
Income Opportunities Fund	574,368	(565,003)	(9,365)
Public Alternatives Fund	2,863	47,891	(50,754)
Real Assets Fund	(1,115,166)	58,719	1,056,447
Core Plus Bond Fund	561,177	(561,177)	—

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the fiscal years ended October 31, 2018 and October 2017, were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Global Public Equity Fund
2018	$18,270,255	$45,080,129	—	$63,350,384
2017	9,525,431	—	—	9,525,431
Income Opportunities Fund
2018	$5,939,761	—	$3,848,813	$9,788,574
2017	6,232,284	3,250,705	—	9,482,989
Public Alternatives Fund
2018	$12,820,061	$3,225,796	—	$16,045,857
2017	7,291,731	4,914,776	—	12,206,507
Real Assets Fund
2018	$6,351,160	—	$1,018,717	$7,369,877
2017	4,772,950	—	2,055,550	6,828,500
Core Plus Bond Fund
2018	$14,160,775	—	—	$14,160,775
2017	8,495,746	—	—	8,495,746

As of October 31, 2018, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Global Public Equity Fund	$14,100,600	$80,029,641	$—	$89,373,708	$(6)	$183,503,943
Income Opportunities Fund	—	—	(1,391,854)	(7,057,416)	(9,928)	(8,459,198)
Public Alternatives Fund	939,676	—	(14,787,686)	(34,925,601)	(6)	(48,773,617)
Real Assets Fund	—	—	(20,838,123)	(14,257,135)	218	(35,095,040)
Core Plus Bond Fund	4,572,492	—	(5,919,117)	(18,128,597)	(3)	(19,475,225)

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Income Opportunities Fund has $1,391,854 of long-term capital losses that may be carried forward indefinitely. The Real Assets Fund has $8,079,079 of short-term capital losses and $12,759,044 of long-term capital losses that may be carried forward indefinitely. The Public Alternatives Fund has $13,483,832 of short-term capital losses and $1,303,854 of long-term capital losses that may be carried forward indefinitely. The Core Plus Bond Fund has $5,478,951 of short-term capital losses and $440,166 of long-term capital losses that may be carried forward indefinitely.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on total securities, excluding securities sold short, held by the Funds at October 31, 2018, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Public Equity Fund	$984,297,939	$181,185,471	$(91,811,763)	$89,373,708
Income Opportunities Fund	210,695,506	3,908,576	(10,965,992)	(7,057,416)
Public Alternatives Fund	341,915,218	28,463,719	(63,389,320)	(34,925,601)
Real Assets Fund	216,830,151	3,372,923	(17,630,058)	(14,257,135)
Core Plus Bond Fund	435,582,766	991,490	(19,120,087)	(18,128,597)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2018

9. Securities Lending:

The Funds may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Funds will not lend portfolio securities to their Adviser or their affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned by the Fund that might occur during the term of the loan would be for the account of the Fund.

The following is a summary of securities lending agreements held by the Global Public Equity Fund which would be subject to offset as of October 31, 2018:

Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
$ 10,541,524	$ 10,541,524	$ —

(1)

Excess collateral received in connection with the above securities lending transactions is not shown for financial reporting purposes. See the Global Public Equity Fund’s Schedule of Investments for the total collateral received.

10. Concentration of Risk:

As with all mutual funds, there is no guarantee that the Funds will achieve its investment objective. You could lose money by investing in the Funds. A Fund’s share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Funds are set forth below. A more complete description of risks associated with the Funds are included in the Funds’ prospectus.

Because an Underlying Fund’s use of an investment strategy or investment in an asset class, security or other investment is subject to the same or similar risks as the Fund’s use of such strategy or investment in such asset class, security or other investment, the term “the Fund” in the paragraphs below collectively refers to both the Funds and each Underlying Funds.

Allocation Risk — The Adviser’s judgment about, and allocations among, Underlying Funds, sub-advisers, asset classes and investment strategies may adversely affect the Fund’s performance.

Arbitrage Strategies Risk — The Fund may utilize strategies that involve engaging in transactions that attempt to exploit price differences of identical, related or similar securities on different markets or in different forms. The Fund may realize losses or reduced rate of return if underlying relationships among securities in which it takes investment positions change in an adverse manner or if a transaction is unexpectedly terminated or delayed.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Bank Loans Risk — Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in junk bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in a bank loan. The proceeds from the sale of a bank loan would also not be available to the Fund for making additional investments or meeting its redemption obligations during an extended trade settlement period.

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on anti-fraud protections of the federal securities laws.

Below Investment Grade Securities Risk — Fixed income securities rated below investment grade (“junk” bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect of repayment of principal and interest of many of these securities is speculative.

Cash Flow Risk — A portion of the cash flow received by the Fund will be derived from its investment in MLPs, debt and equity securities of MLP affiliates, including other companies that own MLP partner interests and derive a significant portion of their revenue from energy-related activities (“Energy Companies”). In addition to the risk factors described below under “Energy Companies Risk,” other factors which may reduce the amount of cash an Energy Company has available for distribution include increased operating costs, maintenance capital expenditures, acquisition costs, expansion, construction or exploration costs and borrowing costs.

Commodity Risk — Investing in the commodity futures markets may subject the Fund to greater volatility than investments in traditional securities. Commodity futures prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Commodity-Linked Securities Risk — Investments in commodity-linked securities may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses.

Convertible Securities Risk — Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of underlying common stock (or cash or securities of equivalent value). An issuer of a convertible security may fail to pay interest or dividends and principal in a timely manner.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2018

Negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. Companies that issue convertible securities are often small to mid-size, and they often have low credit ratings, including below investment grade ratings. In addition, the credit rating of a company’s convertible securities is generally lower than that of its nonconvertible debt securities. Convertibles are normally considered “junior” securities — that is, the company usually must pay interest on its nonconvertible debt before it can make payments on its convertible securities. If an issuer stops making interest or principal payments, these securities may become worthless and the Fund could lose its entire investment.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund is subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Derivatives Risk — The Fund’s use of futures contracts, options, forward contracts and swaps for all purposes, including speculative purposes, is subject to market risk, leverage risk, correlation risk and liquidity risk. In addition, the Fund’s use of derivatives for hedging purposes is subject to hedging risk. Leverage risk, liquidity risk and hedging risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. The Fund’s use of forward contracts and swaps is also subject to credit risk and valuation risk. Credit risk is described above and valuation risk is described below. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Energy Companies Risk — Energy Companies are susceptible to adverse economic, environmental or regulatory occurrences affecting the energy industry. Risks associated with investments in Energy Companies include, but are not limited to, are explained in the Funds’ Prospectus.

Equity Market Risk — The risk that stock prices and prices of other equity securities will fall over short or extended periods of time.

Exchange-Traded Funds (“ETFs”) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Exchange-Traded Notes (“ETNs”) — The value of an ETN is subject to the credit risk of the issuer. There may not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or delisted by the listing exchange.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency values relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Foreign Government Agencies Risk — Bonds issued by government agencies, subdivisions or instrumentalities of foreign governments are generally backed only by the general creditworthiness and reputation of the entity issuing the bonds and may not be backed by the full faith and credit of the foreign government. Moreover, a foreign government that explicitly provides its full faith and credit to a particular entity may be, due to changed circumstances, unable or unwilling to provide that support. A foreign government agency’s operations and financial condition are influenced by the foreign government’s economic and other policies.

Geographic Risk — The Fund’s investments may be focused in particular countries or geographic regions and, therefore, the Fund will be more susceptible to adverse market, political, regulatory, and geographic events affecting those regions than a fund that does not focus its investments in a particular region.

Growth Investment Style Risk — An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Hedging Risk — The Fund may use derivative instruments for hedging purposes. Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. There can be no assurance that any hedging strategy will be effective or that there will be a hedge in place at any given time.

High Yield Bond Risk — High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. In particular, lower-quality high yield bonds (rated CCC, CC, C, or unrated securities judged to be of comparable quality) are subject to a greater degree of credit risk than higher-quality high yield bonds and may be near default. High yield bonds rated D are in default. Market developments and the financial and business conditions of the issuers of these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities.

Inflation-Protected Securities Risk — The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal (or stated) interest rates and the rate of inflation. In general, the price of an inflation-protected debt security can

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2018

decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-protected debt securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. The market for inflation-protected securities may be less developed or liquid, and more volatile, than certain other securities markets.

Interest Rate Risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

Investment Company Risk — To the extent the Fund invests in other investment companies, such as open-end funds, closed-end funds and ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

Because ETFs and certain closed-end funds are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in ETFs and certain closed-end funds are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of ETF and certain closed-end fund shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Micro-Capitalization Company Risk — Micro-capitalization companies may be newly-formed or in the early stages of development with limited product lines, markets or financial resources. In addition, there may be less public information available about these companies. Micro-cap stock prices may be more volatile than small-, mid- and large-capitalization companies and such stocks may be more thinly-traded and thus difficult for the Fund to buy and sell in the market.

MLP Risk — MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. MLPs are exposed to many of the same risks as other Energy Companies, summarized above. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in an MLP than investors in a corporation; for example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Money Market Instruments Risk — The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Adviser would otherwise redeem shares. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Multi-Manager Risk — The Adviser may be unable to identify and retain sub-advisers who achieve superior investment records relative to other similar investments or effectively allocate the Fund’s assets among sub-advisers to enhance the return and reduce the volatility that would typically be expected of any one management style. While the Adviser monitors the investments of each sub-adviser and monitors the overall management of the Fund, each sub-adviser makes investment decisions for the assets it manages independently from one another. It is possible that the investment styles used by a sub-adviser will not always be complementary to those used by others, which could adversely affect the performance of the Fund. A multi-manager fund may, under certain circumstances, incur trading costs that might not occur in a fund that is served by a single adviser.

Municipal Bonds Risk — The Fund could be impacted by events in the municipal securities market. Negative events, such as severe fiscal difficulties, bankruptcy, an economic downturn, unfavorable legislation, court rulings or political developments could adversely affect the ability of municipal issuers to repay principal and to make interest payments.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2018

Portfolio Turnover Risk — Due to its investment strategies, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment and Extension Risk — When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

Private Placements Risk — Investment in privately placed securities may be less liquid than investments in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Sector Focus Risk — Because the Fund’s investments may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. The specific risks for each of the sectors in which the Fund may focus its investments include the additional risks are described in the Funds’ Prospectus.

Short Sales Risk — A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Fund or an Underlying Fund and, therefore, the Fund’s share prices. Theoretically, uncovered short sales have the potential to expose the Fund to unlimited losses.

Small and Medium Capitalization Companies Risk — The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Sovereign Debt Risk — The Fund’s investments in foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Structured Notes Risk — Structured notes are specially-designed derivative debt instruments in which the terms may be structured by the purchaser and the issuer of the note. The Fund bears the risk that the issuer of the structured note will default. The Fund also bears the risk of loss of its principal investment and periodic payments expected to be received for the duration of its investment. In addition, a liquid market may not exist for the structured notes. The lack of a liquid market may make it difficult to sell the structured notes at an acceptable price or to accurately value them.

Supranational Entities Risk — Government members, or “stockholders,” usually make initial capital contributions to a supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee, however, that one or more stockholders of the supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the Fund may lose money on such investments.

Tax Risk — In order for the Fund to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must, among other requirements detailed in the Statement of Additional Information (“SAI”), derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. Income from certain Fund investments which provide exposure to changes in commodity prices, such as commodity-linked derivative instruments, may not be considered qualifying income for these purposes. The Fund will therefore seek to restrict its income from direct investments in investments that do not generate qualifying income to a maximum of 10% of its gross income, but cannot be assured it will successfully do so and the Fund may not qualify as a RIC if certain relief provisions are not available to the Fund. In order to qualify as a RIC, the Fund must also meet certain requirements with respect to the diversification of its assets. In particular, the Fund may not invest more than 25% of its total assets in the securities of entities treated as qualified publicly traded partnerships (“QPTPs”) for U.S. federal income tax purposes, including certain MLPs. The Fund intends to invest in MLPs taxed as QPTPs and accordingly the Adviser intends to monitor the Fund’s investment to ensure compliance with the 25% limit on investments in QPTPs. If the Fund were to fail to qualify as a RIC, the Fund would be subject to tax on its taxable income at corporate rates, and distributions from earnings and profits would generally be taxable to Fund shareholders as ordinary income. The Fund is also subject to the risk that MLPs in which the Fund invest will be classified as corporations rather than as partnerships for federal income tax purposes, which may reduce the Fund’s return and negatively affect the Fund’s net asset value. There is also a risk of changes in tax laws or regulations, or interpretations thereof, which could adversely affect the Fund or the MLPs in which the Fund invests.

Underlying Fund Risk — The Fund’s performance is subject to the risks associated with the securities and other investments held by the Underlying Funds in which the Fund may invest. The ability of the Fund to achieve its investment objective may depend upon the ability of the Underlying Funds to achieve their investment objectives. When the Fund invests in an underlying fund, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the underlying fund’s expenses.

Unregistered Fund Risk — Investments in unregistered funds are subject to additional risks beyond those associated with investments in registered investment companies, because investments in unregistered funds do not have the benefit of the protections afforded by the Investment Company Act of 1940, as amended

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2018

(the “1940 Act”), to investors in registered investment companies. In addition, investments in unregistered funds are often illiquid and difficult to value, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly, in particular because they may have restrictions that allow redemptions only at specific infrequent dates with considerable notice periods and apply lock-ups and/or redemption fees.

U.S. Government Securities Risk — U.S. Government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Value Investment Style Risk — An investment in value stocks presents the risk that the stocks may never reach what the Adviser or a sub-adviser believes are their full market values, either because the market fails to recognize what the Adviser or a sub-adviser considers to be the companies’ true business values or because the Adviser or sub-adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.

Valuation Risk — The risk that a security may be difficult to value. The Fund may value certain securities at a price higher than the price at which they can be sold. This risk may be especially pronounced for investments that are illiquid or may become illiquid.

Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and an investment in a warrant may therefore create greater potential for capital loss than an investment in the underlying security. A warrant ceases to have value if it is not exercised prior to its expiration date.

11. Other:

At October 31, 2018, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
Global Public Equity Fund	1	99%
Income Opportunities Fund	1	99%
Public Alternatives Fund	1	99%
Real Assets Fund	1	99%
Core Plus Bond Fund	1	99%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

12. Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income, net realized gains and/or return of capital. Otherwise, the amount on the current Statement of Changes for the prior fiscal year end represents distributions of net investment income:

Fund	Net Investment Income	Net Realized Gains	Return of Capital
Public Alternatives Fund	$2,526,341	$9,680,166	$—
Real Assets Fund	4,772,950	—	2,055,550

13. New Accounting Pronouncement:

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

15. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2018

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund and Shareholders of Cornerstone Advisors Global Public Equity Fund, Cornerstone Advisors Income Opportunities Fund, Cornerstone Advisors Public Alternatives Fund, Cornerstone Advisors Real Assets Fund and Cornerstone Advisors Core Plus Bond Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Cornerstone Advisors Global Public Equity Fund, Cornerstone Advisors Income Opportunities Fund, Cornerstone Advisors Public Alternatives Fund, Cornerstone Advisors Real Assets Fund, and Cornerstone Advisors Core Plus Bond Fund, (collectively the “Funds”, each a portfolio of The Advisors’ Inner Circle Fund), including the schedules of investments, as of October 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (as to Cornerstone Advisors Core Plus Bond Fund, each of the three years in the period then ended), and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting the Advisors’ Inner Circle Fund as of October 31, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (as to Cornerstone Advisors Core Plus Bond Fund, each of the three years in the period then ended) in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

Costa Mesa, California

December 26, 2018

We have served as the auditor of one or more Advisors’ Inner Circle Fund investment companies since 2012.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2018

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (unaudited)

Set forth below are the names, years of birth, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456. Trustees who are deemed not to be interested persons of the Trust are referred to as “Independent Trustees”.” Messrs. Nesher and Doran are Trustees who may be deemed to be interested persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-762-1442. The following chart lists Trustees and Officers as of October 31, 2018.

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations in the Past Five Years	Other Directorships Held in the Past Five Years[4]
INTERESTED
TRUSTEES2 3

ROBERT A. NESHER (Born: 1946)	Chairman of the Board of Trustees (Since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Vice Chairman of The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust. President, Chief Executive Officer and Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. President and Director of SEI Structured Credit Fund, LP. President, Chief Executive Officer and Director of SEI Alpha Strategy Portfolios, LP, 2007 to 2013. President and Director of SEI Opportunity Fund, L.P. to 2010. Vice Chairman of O’Connor EQUUS (closed-end investment company) to 2016. President, Chief Executive Officer and Trustee of SEI Liquid Asset Trust to 2016. Vice Chairman of Winton Series Trust to 2017. Vice Chairman of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Structured Credit Fund, LP, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments —Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments — Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016.

N. JEFFREY KLAUDER (Born: 1952)	Trustee (Since 2018)	Executive Vice President and General Counsel of SEI Investments since 2004.	Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director of SEI Private Trust Company; SEI Investments Management Corporation; SEI Trust Company; SEI Investments (South Africa), Limited; SEI Investments (Canada) Company; SEI Global Fund Services Ltd.; SEI Investments Global Limited; SEI Global Master Fund; SEI Global Investments Fund; and SEI Global Assets Fund.

1

Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
3	Trustees oversee 54 funds in The Advisors’ Inner Circle Fund.
4

Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2018

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations in the Past Five Years	Other Directorships Held in the Past Five Years[3]
INDEPENDENT
TRUSTEES[2]

JOSEPH T. GRAUSE JR. (Born: 1952)	Trustee (Since 2011) Lead Independent Trustee (since 2018)	Self-Employed Consultant since January 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., 2010 to 2011. Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., 2007 to 2010. Country Manager — Morningstar UK Limited, Morningstar, Inc., 2005 to 2007.	Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director of The Korea Fund, Inc.
MITCHELL A. JOHNSON (Born: 1942)	Trustee (Since 2005)	Retired. Private Investor since 1994.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016.

BETTY L. KRIKORIAN (Born: 1943)	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc., from 2008 to 2010. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.	Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds.

1

Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2	Trustees oversee 54 funds in The Advisors’ Inner Circle Fund.
3

Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2018

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations in the Past Five Years	Other Directorships Held in the Past Five Years[3]
INDEPENDENT
TRUSTEES[2]

BRUCE R. SPECA (Born: 1956)	Trustee (Since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), 2010 to 2011. Executive Vice President — Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), 2003 to 2010.	Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director of Stone Harbor Investments Funds, Stone Harbor Emerging Markets Income Fund (closed-end fund) and Stone Harbor Emerging Markets Total Income Fund (closed-end fund).
GEORGE J. SULLIVAN, JR. (Born: 1942)	Trustee (Since 1999)	Retired since 2012. Self-Employed Consultant, Newfound Consultants Inc., 1997 to 2011.

Current Directorships: Trustee/ Director of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016. Trustee/ Director of State Street Navigator Securities Lending Trust to 2017. Member of the independent review committee for SEI’s Canadian-registered mutual funds to 2017.

TRACIE E. AHERN (Born: 1968)	Trustee (since 2018)	Principal, Danesmead Partners since 2016; Chief Operating Officer/Chief Financial Officer, Brightwood Capital Advisors LLC, 2015 to 2016; Advisor, Brightwood Capital Advisors LLC, 2016; Chief Financial Officer, Soros Fund Management LLC, 2007 to 2015.	Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds.
OFFICERS

MICHAEL BEATTIE (Born: 1965)	President (Since 2011)	Director of Client Service, SEI Investments Company, since 2004.	None.
JAMES BERNSTEIN (Born: 1962)	Vice President and Assistant Secretary (since 2017)

Attorney, SEI Investments, since 2017.

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Cpinsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

None.
JOHN BOURGEOIS (Born: 1973)	Assistant Treasurer (since 2017)	Fund Accounting Manager, SEI Investments, since 2000.	None.
STEPHEN CONNORS (Born: 1984)	Treasurer, Controller and Chief Financial Officer (Since 2015)	Director, SEI Investments, Fund Accounting since December 2014. Audit Manager, Deloitte & Touche LLP, from 2011 to 2014.	None.

1

Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2	Trustees oversee 54 funds in The Advisors’ Inner Circle Fund.
3

Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2018

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years	Other Directorships Held in the Past Five Years
OFFICERS (continued)

DIANNE M. DESCOTEAUX (Born: 1977)	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis and Bockius LLP from 2006 to 2010.	None.
RUSSELL EMERY (Born: 1962)	Chief Compliance Officer (Since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP since June 2007. Chief Compliance Officer of SEI Alpha Strategy Portfolios, LP from June 2007 to September 2013. Chief Compliance Officer of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, The Advisors’ Inner Circle Fund III, Winton Diversified Opportunities Fund (closed-end investment company), Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of SEI Opportunity Fund, L.P. until 2010. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Chief Compliance Officer of Winton Series Trust to 2017. Chief Compliance Officer of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.	None.
ROBERT MORROW (Born: 1968)	Vice President (since 2017)	Account Manager, SEI Investments, since 2007.	None.
BRIDGET E. SUDALL (Born: 1980)	Anti-Money Laundering Compliance Officer and Privacy Officer (since 2015)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners from April 2011 to March 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners from 2007 to 2011.	None.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2018

DISCLOSURE OF FUND EXPENSES (unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2018 to October 31, 2018).

The table below illustrates your Fund’s costs in two ways:

Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The Expenses Paid During Period column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the Ending Account Value number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under Expenses Paid During Period.”

Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the Expense Paid During Period column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes NOT your Fund’s actual return, the account values shown do not apply to your specific investment.

	Beginning Account Value 5/1/2018	Ending Account Value 10/31/2018	Annualized Expense Ratios	Expenses Paid During Period*
Global Public Equity Fund

Actual Fund Return	$1,000.00	$924.90	0.90%	$4.37
Hypothetical 5% Return	$1,000.00	$1,020.67	0.90%	$4.58
Income Opportunities Fund

Actual Fund Return	$1,000.00	$1,003.30	0.65%	$3.28
Hypothetical 5% Return	$1,000.00	$1,021.93	0.65%	$3.31
Public Alternatives Fund (1)

Actual Fund Return	$1,000.00	$937.40	2.33%	$11.38
Hypothetical 5% Return	$1,000.00	$1,013.46	2.33%	$11.82
Real Assets Fund

Actual Fund Return	$1,000.00	$969.70	0.65%	$3.23
Hypothetical 5% Return	$1,000.00	$1,021.93	0.65%	$3.31
Core Plus Bond Fund

Actual Fund Return	$1,000.00	$992.30	0.51%	$2.56
Hypothetical 5% Return	$1,000.00	$1,022.63	0.51%	$2.60

*

Expenses are equal to the Funds annualized expense ratio, (including dividend expense and brokerage fees on short sales(1)), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the commencement of operations period shown.)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2018

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS (unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements must be renewed at least annually after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the advisory or sub-advisory agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

Board meetings were held on May 22, 2018 and August 21, 2018 to decide whether to renew the following agreements (the “Agreements”) for additional one-year terms:

•	the advisory agreement between Cornerstone Advisors, Inc. (the “Adviser”) and the Trust, on behalf of the Funds; and

•

the sub-advisory agreements between the Adviser and certain sub-advisers (each, a “Sub-Adviser” and together, the “Sub-Advisers”), pursuant to which the Sub-Advisers serve as investment sub-advisers to the Funds, as set forth in the following table:

Sub-Adviser	Fund(s)
Acadian Asset Management LLC	Cornerstone Advisors Global Public Equity Fund
AJO, LP	Cornerstone Advisors Public Alternatives Fund
Allianz Global Investors U.S. LLC	Cornerstone Advisors Global Public Equity Fund Cornerstone Advisors Income Opportunities Fund
BlackRock Financial Management, LLC	Cornerstone Advisors Real Assets Fund
ClariVest Asset Management LLC	Cornerstone Advisors Global Public Equity Fund Cornerstone Advisors Public Alternatives Fund
Cramer Rosenthal McGlynn LLC	Cornerstone Advisors Global Public Equity Fund
Driehaus Capital Management LLC	Cornerstone Advisors Global Public Equity Fund
Fairpointe Capital LLC	Cornerstone Advisors Global Public Equity Fund
Franklin Advisers, Inc.	Cornerstone Advisors Core Plus Bond Fund
Harris Associates L.P.	Cornerstone Advisors Global Public Equity Fund
Kayne Anderson Capital Advisors, L.P.	Cornerstone Advisors Real Assets Fund
Loomis, Sayles & Company, L.P.	Cornerstone Advisors Core Plus Bond Fund
Marsico Capital Management, LLC	Cornerstone Advisors Global Public Equity Fund
Metropolitan West Asset Management, LLC	Cornerstone Advisors Core Plus Bond Fund
Numeric Investors LLC	Cornerstone Advisors Global Public Equity Fund Cornerstone Advisors Public Alternatives Fund
OFI SteelPath, Inc.	Cornerstone Advisors Income Opportunities Fund
Phocas Financial Corporation	Cornerstone Advisors Global Public Equity Fund
Prime Advisors, Inc.	Cornerstone Advisors Core Plus Bond Fund
Wells Fargo Portfolio Risk Advisors	Cornerstone Advisors Public Alternatives Fund

In preparation for the meetings, the Trustees requested that the Adviser and the Sub-Advisers furnish information necessary to evaluate the terms of the Agreements. Prior to the meetings, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser and certain of the Sub-Advisers, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Advisers and other service providers of the Funds presented or submitted to the Board at the meetings and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Advisers and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s and the Sub-Advisers’ services; (ii) the Adviser’s and the Sub-Advisers’ investment management personnel; (iii) the Adviser’s and the Sub-Advisers’ operations and financial condition; (iv) the Adviser’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and the Sub-Advisers and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s and the Sub-Advisers’ profitability from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (vii) the Adviser’s and the Sub-Advisers’ potential economies of scale; (viii) the Adviser’s and the Sub-Advisers’ compliance programs, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser and the Sub-Advisers, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meetings to help the Trustees evaluate the Adviser’s and the Sub-Advisers’ services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management, the Adviser and the Sub-Advisers.

At the Board meetings, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Advisers and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers; (ii) the investment performance of the Funds and the Adviser and the Sub-Advisers; (iii) the costs of the services provided and profits realized by the Adviser and the

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2018

Sub-Advisers from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Advisers; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Advisers

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Advisers to the Funds, including the quality and continuity of the Adviser’s and the Sub-Advisers’ portfolio management personnel, the resources of the Adviser and the Sub-Advisers, and the Adviser’s and the Sub-Advisers’ compliance histories and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Advisers’ investment and risk management approaches for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Advisers. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Advisers were available to the Board, as were the responses of the Adviser and the Sub-Advisers to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser and the Sub-Advisers to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser and the Sub-Advisers such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Advisers were sufficient to support renewal of the Agreements.

Investment Performance of the Funds, the Adviser and the Sub-Advisers

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Advisers provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser and the Sub-Advisers in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Advisers had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser and the Sub-Advisers, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Advisers. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by certain Sub-Advisers to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the fees payable to the Sub-Advisers reflected arms-length negotiations between the Adviser and the Sub-Advisers. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Advisers.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Advisers from their relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and the Sub-Advisers and their affiliates. The Trustees considered how the Adviser’s and the Sub-Advisers’ profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Advisers with respect to the management of the Funds were not unreasonable.

The Trustees considered the Adviser’s and Sub-Advisers’ views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser and the Sub-Advisers with respect to economies of scale.

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Board Considerations in Approving a Sub-Advisory Agreement between the Adviser and Metropolitan West Asset Management, LLC for the Cornerstone Advisors Real Assets Fund

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2018

Pursuant to Section 15 of the 1940 Act, the Fund’s sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board who are Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on August 21, 2018 (the “August 2018 Meeting”) to decide whether to approve a new investment sub-advisory agreement between the Adviser and Metropolitan West Asset Management, LLC (“MetWest”) with respect to the Fund (the “Sub-Advisory Agreement”) for an initial two-year term, pursuant to which MetWest would serve as an investment sub-adviser to the Fund.

In preparation for the August 2018 Meeting, the Trustees requested that the Adviser and MetWest furnish information necessary to evaluate the terms of the Sub-Advisory Agreement. The Trustees used this information, as well as other information that the Adviser and MetWest and other service providers of the Fund presented or submitted to the Board at the August 2018 Meeting, to help them decide whether to approve the Sub-Advisory Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser, MetWest and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by MetWest; (ii) MetWest’s investment management personnel; (iii) MetWest’s operations and financial condition; (iv) MetWest’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed advisory fee to be paid to MetWest and overall fees and operating expenses; (vi) MetWest’s compliance program, including a description of material compliance matters and material compliance violations; (vii) MetWest’s policies on and compliance procedures for personal securities transactions; (viii) MetWest’s investment experience; and (ix) the Adviser’s rationale for recommending MetWest.

Representatives from the Adviser and MetWest, along with other service providers of the Fund, presented additional information and participated in question and answer sessions at the August 2018 Meeting to help the Trustees evaluate MetWest’s services, fee and other aspects of the Sub-Advisory Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management, the Adviser and MetWest.

At the August 2018 Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, MetWest and other service providers of the Fund, approved the Sub-Advisory Agreement. In considering the approval of the Sub-Advisory Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by MetWest; and (ii) the fee to be paid to MetWest, as discussed in further detail below.

Nature, Extent and Quality of Services to be Provided by MetWest

In considering the nature, extent and quality of the services to be provided by MetWest, the Board reviewed the portfolio management services to be provided by MetWest to the Fund, including the quality and continuity of MetWest’s portfolio management personnel, the resources of MetWest and MetWest’s compliance history and compliance program. The Trustees reviewed the terms of the proposed Sub-Advisory Agreement. The Trustees also reviewed MetWest’s proposed investment and risk management approaches for the Fund. The Trustees considered that the Adviser would supervise and monitor the performance of MetWest. The most recent investment adviser registration form (“Form ADV”) for MetWest was available to the Board, as was the response of MetWest to a detailed series of questions which included, among other things, information about the investment sub-advisory services to be provided by MetWest to the Fund.

The Trustees also considered other services to be provided to the Fund by MetWest such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by MetWest would be satisfactory.

Costs of Advisory Services

In considering the advisory fee payable by the Fund to MetWest, the Trustees reviewed, among other things, a report of the proposed advisory fee to be paid to MetWest. The Trustees also reviewed pro forma fee and expense information, as well as the management fees charged by MetWest to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Trustees also considered that the fee payable to MetWest would reflect an arms-length negotiation between the Adviser and MetWest. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by MetWest.

Investment Performance, Profitability and Economies of Scale

Because MetWest is new to the Fund and has not managed Fund assets, it did not yet have an investment performance record with respect to the Fund and it was not possible to determine the profitability that MetWest might achieve with respect to the Fund or the extent to which economies of scale would be realized by MetWest as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding MetWest’s investment performance with respect to the Fund, MetWest’s profitability, or the extent to which economies of scale would be realized by MetWest as the assets of the Fund grow, but will do so during future considerations of the Sub-Advisory Agreement.

Approval of the Sub-Advisory Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Sub-Advisory Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Sub-Advisory Agreement for an initial term of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2018

NOTICE TO SHAREHOLDERS (unaudited)

For shareholders that do not have an October 31, 2018 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2018 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2018, the Funds are designating the following items with regard to distributions paid during the year.

	Return of Capital	Long Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Dividends Qualifying for Corporate Dividend Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Qualified Interest Income(4)	Qualified Short-Term Capital Gain(5)
Global Public Equity Fund	0.00%	69.47%	30.53%	100.00%	36.91%	97.79%	0.00%	0.61%	100.00%
Income Opportunities Fund	0.00%	0.00%	100.00%	100.00%	43.07%	46.31%	0.00%	47.07%	0.00%
Public Alternatives Fund	0.00%	20.10%	79.90%	100.00%	1.03%	20.70%	3.82%	0.41%	100.00%
Real Assets Fund	0.00%	0.00%	100.00%	100.00%	27.71%	39.35%	22.43%	7.45%	0.00%
Core Plus Bond Fund	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	19.70%	52.27%	0.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)

The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)

The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2018. Complete information will be computed and reported in conjunction with your 2018 Form 1099-DIV.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2018

SHAREHOLDER VOTING RESULTS (unaudited)

A Special Meeting of the Shareholders of the Cornerstone Advisors Global Public Equity Fund (the “Fund”) was held on January 16, 2018 for the purpose of considering a new Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and LSV Asset Management (“LSV”) with respect to the Fund the motion was approved with the following voting results:

	NO. OF SHARES	% OF OUTSTANDING SHARES	% OF SHARES VOTED
Affirmative	66,827,318	87.7%	100%
Against	0	0	0
Abstain	0	0	0
Total	66,827,318	87.7%	100.00%

A Special Meeting of the Shareholders of The Advisors’ Inner Circle Fund (the “Trust”) was held on March 26, 2018 for the purpose of electing the following eight Trustees to the Board of Trustees of the Trust: Robert Nesher, N. Jeffrey Klauder, Joseph T. Grause, Jr., Mitchell A. Johnson, Betty L. Krikorian, Bruce Speca, George J. Sullivan, Jr. and Tracie E. Ahern. There were 2,467,951,273 outstanding shares, 1,333,842,157 shares were voted representing 54.05% of the eligible outstanding shares. The results of the election are as follows:

Trustee/Nominee	Shares Voted For	Shares Withheld	Percentage Voted in Favor of	Percentage Withheld
Robert Nesher	1,280,261,954	58,538,573	95.63%	4.37%
N. Jeffrey Klauder	1,292,711,736	46,088,791	96.56%	3.44%
Joseph T. Grause, Jr.	1,279,204,698	59,595,829	95.55%	4.45%
Mitchell A. Johnson	1,260,036,047	78,764,480	94.12%	5.88%
Betty L. Krikorian	1,278,672,397	60,128,130	95.51%	4.49%
Bruce Speca	1,279,095,054	59,705,473	95.54%	4.46%
George J. Sullivan, Jr.	1,266,623,410	72,177,117	94.61%	5.39%
Tracie E. Ahern	1,298,017,704	40,782,823	96.95%	3.05%

Cornerstone Advisors Funds

c/o DST Systems, Inc.

P.O. Box 219009

Kansas City, MO 64121-9009

1-888-762-1442

Investment Adviser

Cornerstone Advisors, Inc.

225 108th Avenue NE, Suite 400

Bellevue, Washington 98004-5782

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis, Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds.

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial experts are Tracie E. Ahern and George Sullivan, and each whom is considered to be “independent,” as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to the Advisors’ Inner Circle Fund (the “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2018			2017
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$104,400	None	None	$101,400	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	$6,000(2)	None	None	$30,000	None	$120,500
(d)	All Other Fees	None	None	None	None	None	None

(2)	Tax compliance services provided to affiliates of the Funds.

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2018			2017
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$936,860	None	None	$896,975	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	$19,532(3)	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

(3)	Tax compliance services for Westwood Emerging Markets Fund.

Fees billed by Deloitte & Touche LLP (“D&T”) related to the Trust

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2018			2017
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$170,000	None	None	$162,500	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	$89,000(4)	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

(4)	Tax return preparation.

Fees billed by BBD, LLP (“BBD”) related to the Trust

BBD billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2018			2017
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$113,300	None	None	$107,000	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether these services:

1.	require specific pre-approval;

2.	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

3.

have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether these services are consistent with SEC’s rules and whether the provision of these services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any said proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at the Audit Committee’s next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2018	2017
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2018	2017
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	2018	2017
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (BBD):

	2018	2017
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $6,000 and $150,500 for 2018 and 2017, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $19,532 and $62,500 for 2018 and 2017, respectively.

(g) The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $89,000 and $0 for 2018 and 2017, respectively.

(g) The aggregate non-audit fees and services billed by BBD for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2018 and 2017, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act, as amended (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: January 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: January 8, 2019

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller and Chief Financial Officer

Date: January 8, 2019

*	Print the name and title of each signing officer under his or her signature.